                                              [LOGO OF PIMCO FUNDS APPEARS HERE]


---------------------------------
               Total Return Fund     Pacific
            Total Return Fund II     Investment
           Total Return Fund III     Management
      Total Return Mortgage Fund     Series
          Moderate Duration Fund
               Low Duration Fund
            Low Duration Fund II
           Low Duration Fund III
      Low Duration Mortgage Fund
                 Short-Term Fund
  Long-Term U.S. Government Fund
           Real Return Bond Fund
               Foreign Bond Fund
                Global Bond Fund
      Emerging Markets Bond Fund
                 High Yield Fund
               Money Market Fund
                 StocksPLUS Fund
         Strategic Balanced Fund
---------------------------------


                                                               Semiannual Report
================================================================================
                                                              September 30, 1997

Contents
Chairman's Message                           1
An Interview with William Gross              2
Statement of Assets and Liabilities         20
Statement of Operations                     23
Statement of Changes in Net Assets          26
Financial Highlights                        32
Statement of Cash Flows                     44
Notes to Financial Statements               96
                                            Fund         Schedule of
                                            Summary      Investments
  Total Return Fund                          3           45
  Total Return Fund II                       4           57
  Total Return Fund III                      5           59
  Total Return Mortgage Fund                19           61
  Moderate Duration Fund                     6           62
  Low Duration Fund                          7           64
  Low Duration Fund II                       8           69
  Low Duration Fund III                      9           71
  Low Duration Mortgage Fund                19           72
  Short-Term Fund                           10           73
  Long-Term U.S. Government Fund            11           75
  Real Return Bond Fund                     12           76
  Foreign Bond Fund                         13           77
  Global Bond Fund                          14           81
  Emerging Markets Bond Fund                19           85
  High Yield Fund                           15           87
  Money Market Fund                         16           90
  StocksPLUS Fund                           17           91
  Strategic Balanced Fund                   18           94

Chairman's Message


        Dear PIMCO Funds Shareholder:


        The PIMCO Funds continued to generate positive results for shareholders during the six months ended September 30, 1997 in a strong bond market environment which saw the Lehman Aggregate Bond Index rise 7.12%.

        As shown on the following pages, most of the PIMCO Funds continued to outperform their respective benchmark indexes during the reporting period. At the same time, we are pleased that virtually all the funds included in this report are rated in the top four-and five-star categories by Morningstar. In addition, many of the Lipper rankings place our funds among the leaders in their categories.

        Ten years ago, we sent the first PIMCO Funds report to approximately 20 shareholders who had invested $42 million in the two institutional funds we opened in May 1987. Today, we offer 40 fixed-income and equity funds to shareholders who have invested $30.3 billion. Of those, 19 funds totaling $20.7 billion are described in this report.

        The largest of these, the PIMCO Total Return Fund, has been the nation's largest bond fund since mid-1996. Starting with $12.8 million in assets as of June 30, 1987, it has grown to more than $15 billion. Over the decade, it ranks first among 17 peer funds in the Intermediate Investment Grade Debt category according to Lipper Analytical Services and carries a five-star Morningstar rating.

        We introduced three new funds on July 31, providing shareholders with additional investment choices:

        . Total Return Mortgage Fund - Invests primarily in a diversified portfolio of intermediate-maturity mortgage-related securities;

        . Low Duration Mortgage Fund - Same as above with a lower average duration, expected to lead to less volatility;

        . Emerging Markets Bond Fund - Invests primarily in securities tied to countries with emerging securities markets.

        We believe the outlook for the bond market is quite favorable as inflation continues at a low rate and many investors are attracted to fixed-income securities. Portfolio manager William H. Gross provides more information about our view of the future on the following page.

        We thank you again for your continued investment in the PIMCO Funds and look forward to continuing to serve your investment goals.


        Sincerely,


        /s/ Brent R. Harris

        Brent R. Harris
        Chairman of the Board
        November 15, 1997

                                                      1997 Semiannual Report   1

An Interview with William Gross

                                           [PHOTO OF WILLIAM GROSS APPEARS HERE]


        William Gross is a Managing Director and founder of Pacific Investment Management Company, a PIMCO Advisors institutional investment firm. He is also the portfolio manager of the PIMCO Total Return and Low Duration Funds.


        Q:  Do you view the current economic environment as favorable for bonds?

        A: Absolutely. Bonds have a number of things going for them. They thrive in periods of low inflation, which we've had for a number of years now. Beyond this, economic growth is projected to slow down during the next year, which could lead to lower interest rates and create an even more beneficial environment for bond prices.

        Q:  How far do you think bond yields could fall during the next year?

        A: I think long-term interest rates may come down to six percent, due to the combination of slower economic growth and low inflation. There's also a very favorable supply-and-demand scenario, as investors are reallocating more of their assets into bonds. In fact, more people are beginning to look at bond funds for the first time in several years.

        Q: What is your reaction to the trend of investors reallocating assets into bonds?

        A: I am encouraged. In my book ("Everything You've Heard About Investing Is Wrong") I explain that the factors that have driven the stock market's returns will not be repeated in our lifetimes. And I think the total returns offered by bonds will be quite favorable compared to stocks, with substantially less downside risk.

        Q: Do you think the Federal Reserve will raise interest rates by the end of the year?

        A: Federal Reserve Chairman Alan Greenspan fueled fears of a rate increase during his congressional testimony in October. During his speech he warned about potentially higher wages and prices stemming from the low unemployment rate. Therefore, I think there's a slight chance that the Fed may raise rates by year-end, but interest rates will decline over the long run.

        Q: If interest rates change, how will you respond in terms of your portfolio holdings?

        A: If interest rates creep up to the 6.5 percent range, we would view that as a buying opportunity, since we believe that yields could drop to around six percent, as I said. However, if rates continue to fall, we would trim some of our mortgage holdings and move the remaining allocation to lower coupon pass-throughs and adjustable rate mortgages, as refinancing risks would increase.

        Q:  Are you sticking with your "Butler Creek" outlook for bond yields?

        A: The interest rate environment is still behaving like tranquil Butler Creek, which is located near my old home in Middletown, Ohio. What I mean by this is that long-term rates should gently fluctuate within a range of five to seven percent over the next three to five years.

        Q: Assuming we continue down "Butler Creek," what is the best strategy for investors going forward?

        A: The key to a successful investment strategy in such a calm environment is generating high income from your bond holdings. This focus differs from high yield, which is associated with junk bonds. A good first simple step is to lengthen the maturity on the bonds in your portfolio, since a bond with a longer duration will yield more than its shorter-term counterpart during periods of low inflation.

            The views of Mr. Gross are not indicative of any past or future performance of a PIMCO Fund.

2   PIMCO Funds

PIMCO Total Return Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily intermediate-term investment grade bonds.

Duration:

4.8 years

Total Net Assets:

$15,046 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities    49.4%

Short-Term Instruments        19.3%

Corporate Bonds and Notes     14.8%

U.S. Government Agencies       6.9%

Other                          9.6%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA                             73%

AA                               1%

A                                5%

BBB                             15%

BB                               6%

*% of Total Investments as of September 30, 1997

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1997


                                                                              Lipper Intermediate
                 Inst'l Class      Admin. Class       Lehman Brothers         Investment Grade
                 (Incep. 5/11/87) (Incep. 9/7/94)     Aggregate Bond Index    Debt Fund Average
--------------------------------------------------------------------------------------------------
6 Months              7.77%            7.63%                7.12%                   6.52%
1 Year               11.10%           10.82%                9.71%                   8.87%
3 Years*             10.28%           10.05%                9.49%                   8.50%
5 Years*              8.02%             --                  6.92%                   6.21%
10 Years*            10.47%             --                  9.48%                   8.64%
Since Inception*      9.85%           9.44%                   --                      --

* Annualized

                 CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
                 $5,000,000 invested at inception

                           [LINE GRAPH APPEARS HERE]


                                               Lehman Brothers
                                               Aggregate Bond
    Month             Total Return Fund            Index
=============         =================        ===============
05/31/87                   5,000,000.00           5,000,000.00
06/30/87                   5,063,956.34           5,068,813.30
09/30/87                   4,913,547.24           4,930,537.52
12/31/87                   5,153,725.88           5,217,151.39
03/31/88                   5,377,483.12           5,413,366.66
06/30/88                   5,451,096.95           5,476,986.50
09/30/88                   5,574,381.00           5,586,211.37
12/31/88                   5,637,131.44           5,628,570.50
03/31/89                   5,697,790.05           5,692,677.23
06/30/89                   6,168,243.70           6,146,130.88
09/30/89                   6,221,536.05           6,215,431.06
12/31/89                   6,440,082.87           6,446,377.56
03/31/90                   6,344,778.35           6,395,092.18
06/30/90                   6,569,704.66           6,628,797.71
09/30/90                   6,578,457.98           6,685,601.14
12/31/90                   6,958,353.92           7,023,987.28
03/31/91                   7,216,807.61           7,220,851.73
06/30/91                   7,401,768.00           7,338,029.08
09/30/91                   7,894,693.54           7,754,803.95
12/31/91                   8,319,146.95           8,148,045.96
03/31/92                   8,292,135.33           8,043,852.25
06/30/92                   8,616,471.95           8,368,443.26
09/30/92                   9,043,979.79           8,727,927.81
12/31/92                   9,129,278.40           8,751,136.07
03/31/93                   9,560,206.46           9,112,892.76
06/30/93                   9,876,645.33           9,354,550.77
09/30/93                  10,204,889.62           9,598,643.21
12/31/93                  10,271,501.07           9,604,323.55
03/31/94                   9,995,399.21           9,329,070.37
06/30/94                   9,814,015.06           9,232,829.14
09/30/94                   9,917,752.98           9,289,145.68
12/31/94                   9,904,417.17           9,324,201.51
03/31/95                  10,417,455.79           9,794,533.89
06/30/95                  10,929,712.70          10,391,294.47
09/30/95                  11,244,354.79          10,595,299.92
12/31/95                  11,863,137.98          11,046,806.02
03/31/96                  11,578,391.40          10,850,915.35
06/30/96                  11,683,872.98          10,912,587.64
09/30/96                  11,973,192.96          11,114,483.25
12/31/96                  12,419,446.40          11,447,838.22
03/31/97                  12,342,925.19          11,383,893.79
06/30/97                  12,843,893.73          11,801,967.02
09/30/97                  13,301,627.11          12,194,072.97

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/87, the first full month following the Fund's Institutional Class inception on 5/11/87, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/7/94. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Fund's Institutional Class shares returned 7.77% for the semiannual period, ending 0.65% above the 7.12% return of the Lehman Brothers Aggregate Bond Index. This successful result was primarily due to a combination of falling interest rates and favorable sector strategies.

 . We were cautiously bullish during the second and third quarters of 1997, a period which saw cyclical concerns partially offset positive long-term disinflationary factors.

 . A concentration in intermediate maturities was a mild positive for performance as the intermediate portion of the yield curve flattened.

 . An above-index weighting of mortgage-backed securities added to returns. These issues outperformed Treasuries as declining volatility reduced the threat of prepayments.

 . An underweighting of the corporate sector was a drag on returns as these issues also turned in strong performance. However, a small allocation to the non-investment grade sector (mostly BB-rated issues) was positive for results as a healthy economy boosted the prices of these securities.

 . A small allocation to non-dollar securities had little impact on returns due to the mixed performance of markets abroad.

                                                      1997 Semiannual Report   3

PIMCO Total Return Fund II

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily intermediate-term investment grade bonds with quality and foreign issuer restrictions.

Duration:

4.8 years

Total Net Assets:

$398 million

Sector Breakdown:*

                           [PIE CHART APPEARS HERE]
Mortgage-Backed Securities     54.3%
Short-Term Instruments         30.0%
Asset-Backed Securities         7.8%
Corporate Bonds and Notes       6.9%
Other                           1.0%

Quality Breakdown:*

                           [PIE CHART APPEARS HERE]
AAA    84%
BBB    14%
BB      2%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                                          Lipper Intermediate
               Inst'l Class      Admin. Class      Lehman Brothers        Investment Grade
               (Incep. 12/30/91) (Incep. 11/30/94) Aggregate Bond Index   Debt Fund Average
------------------------------------------------------------------------------------------------
6 Months            7.27%           7.14%             7.12%                    6.52%
1 Year             10.70%          10.42%             9.71%                    8.87%
2 Years*            8.01%           7.69%             7.28%                    6.59%
3 Years*            9.95%            --               9.49%                    8.50%
5 Years*            7.59%            --               6.92%                    6.21%
Since Inception*    8.15%          10.33%              --                       --

* Annualized


                 CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
                       $ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]


                                               Lehman Brothers
         MONTH       Total Return Fund II      Aggregate Bond Index
     ==============  ====================      ====================
        12/31/91        5,000,000.00             5,000,000.00
        03/31/92        4,937,872.54             4,936,062.15
        06/30/92        5,149,979.44             5,135,245.49
        09/30/92        5,437,040.85             5,355,841.05
        12/31/92        5,471,600.16             5,370,082.66
        03/31/93        5,719,996.80             5,592,072.50
        06/30/93        5,920,354.14             5,740,364.51
        09/30/93        6,093,001.53             5,890,150.38
        12/31/93        6,067,801.62             5,893,636.09
        03/31/94        5,910,177.59             5,724,728.61
        06/30/94        5,845,103.89             5,665,670.75
        09/30/94        5,896,835.44             5,700,229.06
        12/31/94        5,933,421.21             5,721,740.86
        03/31/95        6,223,521.86             6,010,357.53
        06/30/95        6,551,568.81             6,376,556.12
        09/30/95        6,717,352.56             6,501,742.85
        12/31/95        7,059,284.02             6,778,806.89
        03/31/96        6,882,876.95             6,658,599.74
        06/30/96        6,917,298.83             6,696,444.58
        09/30/96        7,079,836.65             6,820,336.62
        12/31/96        7,331,445.66             7,024,897.92
        03/31/97        7,305,830.65             6,985,658.80
        06/30/97        7,571,276.14             7,242,206.95
        09/30/97        7,837,156.08             7,482,820.44

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/92, the first full month following the Fund's Institutional Class inception on 12/30/91, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/94.

------------------
PORTFOLIO INSIGHTS
------------------

 .    The Institutional Class shares of the Fund returned 7.27% for the semiannual period, narrowly outperforming the Lehman Brothers Aggregate Bond Index which returned 7.12%. This successful result was primarily due to a combination of falling interest rates and favorable sector strategies.

 .    We were cautiously bullish during the second and third quarters of 1997 in response to cyclical concerns which partially offset positive long-term disinflationary factors.

 .    A concentration in intermediate maturities, which benefited from flattening in the intermediate portion of the yield curve, was a mild positive for performance.

 .    An above-index weighting of mortgage-backed securities added to returns.
     These issues outperformed Treasuries as declining volatility reduced the threat of prepayments.

 .    An underweighting of the corporate sector was a drag on returns as these issues also turned in strong performance.

---
 4  PIMCO Funds
---

PIMCO Total Return Fund III


--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily intermediate-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.


Duration:

4.9 years


Total Net Assets:

$293 million



Sector Breakdown:*


      [PIE CHART APPEARS HERE]


Mortgage-Backed Securities      48.6%
-------------------------------------
Short-Term Instruments          26.4%
-------------------------------------
Corporate Bonds and Notes       10.8%
-------------------------------------
U.S. Government Agencies         6.2%
-------------------------------------
Other                            8.0%
-------------------------------------


Quality Breakdown:*


      [PIE CHART APPEARS HERE]


AAA                               78%
-------------------------------------
 AA                                2%
-------------------------------------
  A                                5%
-------------------------------------
BBB                               10%
-------------------------------------
 BB                                5%
-------------------------------------



*% of Total Investments as of September 30, 1997


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                                                                 Lipper Intermediate
              Inst'l Class      Admin. Class         Lehman Brothers             Investment Grade
              (Incep. 5/1/91)  (Incep. 4/11/97)      Aggregate Bond Index        Debt Fund Average
-------------------------------------------------------------------------------------------------------
6 Months            7.49%             --                    7.12%                       6.52%
1 Year             10.72%             --                    9.71%                       8.87%
3 Years*           10.03%             --                    9.49%                       8.50%
5 Years*            8.06%             --                    6.92%                       6.21%
Since Inception     9.60%*           5.56%                   --                          --

* Annualized


Cumulative Returns Through September 30, 1997
$ 5,000,000 invested at inception


          [LINE GRAPH APPEARS HERE]


                                            LEHMAN BROTHERS
                    TOTAL RETURN            AGGREGATE BOND
 MONTH                FUND III                BOND INDEX
--------            ------------            ---------------
04/30/91            5,000,000.00               5,000,000.00
06/30/91            5,011,359.52               5,026,682.08
09/30/91            5,362,298.54               5,312,180.37
12/31/91            5,687,512.05               5,581,558.23
03/31/92            5,621,305.61               5,510,183.66
06/30/92            5,844,833.24               5,732,534.35
09/30/92            6,112,922.43               5,978,787.74
12/31/92            6,200,946.89               5,994,685.82
03/31/93            6,434,448.98               6,242,495.66
06/30/93            6,644,495.93               6,408,035.75
09/30/93            6,894,098.61               6,575,243.47
12/31/93            6,984,684.66               6,579,134.61
03/31/94            6,797,242,16               6,390,581.22
06/30/94            6,681,327.69               6,324,654.24
09/30/94            6,760,588.20               6,363,232.09
12/31/94            6,745,187.69               6,387,245.96
03/31/95            7,131,605.55               6,709,432.12
06/30/95            7,468,981.79               7,118,223.86
09/30/95            7,661,663,64               7,257,971.27
12/31/95            8,042,734.75               7,567,261.08
03/31/96            7,848,991.23               7,433,072.44
06/30/96            7,938,312.39               7,475,319.07
09/30/96            8,134,266.56               7,613,621.20
12/31/96            8,415,106.52               7,841,975.36
03/31/97            8,379,283.78               7,798,172.28
06/30/97            8,714,471.27               8,084,559.97
09/30/97            9,006,608.47               8,353,159.60

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 5/1/91, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/97. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Fund's Institutional Class shares returned 7.49% for the semiannual period, 0.37% above the 7.12% return of its performance benchmark, the Lehman Brothers Aggregate Bond Index. This successful result was primarily due to a combination of falling interest rates and favorable sector strategies.

 . We were cautiously bullish during the second and third quarters of 1997 as heightened cyclical concerns partially offset positive long-term disinflationary factors.

 . A maturity mix that favored intermediate maturities benefited performance in response to a mild flattening of the intermediate portion of the yield curve.

 . An above-index weighting of mortgage-backed securities added to returns. These issues outperformed Treasuries as declining volatility reduced the threat of prepayments.

 . An underweighting of the corporate sector was a drag on returns as these issues also turned in strong performance. However, a limited allocation to the non-investment grade sector (mostly BB-rated issues) was a positive for results as a healthy economy boosted the prices of these securities.

 . A small allocation to non-dollar securities had little impact on returns due to the mixed performance of markets abroad.


                                                    1997 Semiannual Report     5

PIMCO Moderate Duration Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily short- and intermediate-term investment grade bonds.

Duration:

3.5 years

Total Net Assets:

$73 million

Sector Breakdown:*

      [PIE CHART APPEARS HERE]

Mortgage-Backed Securities       51.0%
--------------------------------------
Corporate Bonds and Notes        22.9%
--------------------------------------
Short-Term Instruments           14.8%
--------------------------------------
U.S. Treasury Obligations         5.0%
--------------------------------------
Other                             6.3%
--------------------------------------

Quality Breakdown:*

      [PIE CHART APPEARS HERE]

AAA                                65%
--------------------------------------
AA                                  3%
--------------------------------------
A                                   8%
--------------------------------------
BBB                                15%
--------------------------------------
BB                                  7%
--------------------------------------
B                                   2%
--------------------------------------

*% of Total Investments as of September 30, 1997


-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                        Lehman Brothers           Lipper Short Intermediate
                    Inst'l Class        Intermediate Government/  Investment Grade
                    (Incep. 12/31/96)   Corporate Bond Index      Debt Fund Average
-------------------------------------------------------------------------------------------
6 Months                  5.91%                5.73%                     4.92%
Since Inception           5.65%                 --                        --

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
$ 5,000,000 invested at inception

                           [LINE GRAPH APPEARS HERE]

                         MODERATE                    LEHMAN BROTHERS
                         DURATION               INTERMEDIATE GOV'T/CORPORATE
   MONTH                   FUND                         BOND INDEX
=============          ============             ============================
  12/31/96             5,000,000.00                    5,000,000.00
  01/31/97             5,018,573.17                    5,019,499.43
  02/28/97             5,025,671.35                    5,029,036.84
  03/31/97             4,987,552.32                    4,994,336.61
  04/30/97             5,045,822.33                    5,053,269.64
  05/31/97             5,078,972.76                    5,095,211.88
  06/30/97             5,141,279.51                    5,141,578.32
  07/31/97             5,240,625.65                    5,245,952.19
  08/31/97             5,220,094.11                    5,219,722.44
  09/30/97             5,282,528.84                    5,280,271.32

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/31/96, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/ Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund began the semiannual period with a near-index duration which hindered returns somewhat as interest rates declined. Later in the period, duration was increased to modestly above-index which aided results as interest rates continued their descent. For the entire six months, intermediate-term interest rates declined by approximately 0.5% to 0.75%. In this positive interest rate environment, the Fund's performance of 5.91% led its Lehman Brothers benchmark by 0.18%.

 . The Fund employed a broader-than-index maturity structure with a concentration in short-intermediate securities. This strategy had little impact on returns as the small relative increase in price gains due to the strategy was offset by its reduced yield.

 . The advantages of being more diversified than the index remained evident as sector selection aided results. The yield advantage and price appreciation of the Fund's significant allocation to adjustable- and fixed-rate mortgage-backed issues made the largest sector contribution to outperforming its benchmark.

 . Underweighting the corporate sector while overweighting lower rated investment-grade and slightly below investment-grade corporate issues enhanced performance. Lower rated corporates posted stronger results than very highly rated corporates due to premium yields and price gains as yield spreads continued to narrow.

 . A small allocation to short-maturity non-U.S. markets increased performance and portfolio diversification. Specifically, dollar-denominated Argentine government bonds extended their contribution to results. Currency hedged holdings of New Zealand government bonds also aided Fund returns as investors responded positively to improving inflation and economic fundamentals.

6  PIMCO Funds

PIMCO Low Duration Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily shorter-term investment grade bonds.

Duration:

2.5 years

Total Net Assets:

$2,964 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

               Mortgage-Backed Securities                54.4%

               Short-Term Instruments                    24.5%

               Corporate Bonds and Notes                 12.1%

               U.S. Government Agencies                   6.0%

               Other                                      3.0%



Quality Breakdown:*

[PIE CHART APPEARS HERE]

                         AAA                        75%

                         AA                          1%

                         A                           2%

                         BBB                        16%

                         BB                          5%

                         B                           1%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                                            Lipper Short
                  Inst'l Class      Admin. Class       Merrill Lynch 1-3    Investment Grade
                  (Incep. 5/11/87)  (Incep. 12/31/94)  Year Treasury Index  Debt Fund Average
---------------------------------------------------------------------------------------------
6 Months              5.41%             5.28%               4.21%                4.00%
1 Year                9.00%             8.72%               6.89%                6.54%
2 Years*              7.87%             7.60%               6.25%                5.88%
5 Years*              6.73%               --                5.36%                5.23%
10 Years*             8.58%               --                7.48%                7.17%
Since Inception*      8.35%             8.59%                 --                   --

* Annualized

                 CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
                 $ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]



                                          Merrill Lynch 1-3
                                            Year Treasury
    MONTH         Low Duration Fund             Index
=============     =================       =================
05/31/87               5,000,000.00            5,000,000.00
06/30/87               5,046,628.48            5,054,485.75
09/30/87               5,052,060.34            5,063,694.37
12/31/87               5,222,390.45            5,239,923.80
03/31/88               5,380,985.81            5,378,053.17
06/30/88               5,466,197.62            5,433,787.83
09/30/88               5,568,286.26            5,512,752.20
12/31/88               5,652,042.78            5,565,872.47
03/31/89               5,730,286.34            5,635,161.96
06/30/89               6,046,639.03            5,915,300.64
09/30/89               6,137,963.43            6,001,275.55
12/31/89               6,307,553.55            6,173,858.16
03/31/90               6,381,163.67            6,228,693.61
06/30/90               6,554,775.06            6,403,041.34
09/30/90               6,676,367.70            6,555,691.36
12/31/90               6,878,681.99            6,774,100.62
03/31/91               7,057,271.42            6,923,107.15
06/30/91               7,245,424.79            7,059,426.43
09/30/91               7,527,775.31            7,296,717.53
12/31/91               7,804,629.42            7,565,276.33
03/31/92               7,854,904.81            7,577,109.32
06/30/92               8,065,551.62            7,794,942.42
09/30/92               8,309,644.16            8,027,322.80
12/31/92               8,404,634.31            8,041,993.33
03/31/93               8,633,490.85            8,219,526.61
06/30/93               8,771,815.15            8,308,112.58
09/30/93               8,922,962.07            8,427,301.82
12/31/93               9,056,846.09            8,477,096.67
03/31/94               9,027,600.01            8,434,788.62
06/30/94               9,007,245.73            8,441,777.51
09/30/94               9,116,482.30            8,524,951.54
12/31/94               9,113,801.39            8,525,249.62
03/31/95               9,352,866.19            8,811,584.55
06/30/95               9,692,390.65            9,094,069.51
09/30/95               9,890,345.07            9,230,696.86
12/31/95              10,201,089.33            9,463,013.97
03/31/96              10,206,317.43            9,494,623.03
06/30/96              10,324,796.28            9,590,447.68
09/30/96              10,559,003.22            9,748,887.64
12/31/96              10,827,171.97            9,934,177.48
03/31/97              10,918,161.31            9,999,821.82
06/30/97              11,232,679.19           10,220,212.68
09/30/97              11,508,993.65           10,420,534.40

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/87, the first full month following the Fund's Institutional Class inception on 5/11/87, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/94. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund's above-index duration aided results during the six-month period as interest rates declined from 0.2% to 0.7% on intermediate-maturity issues. In this positive interest rate environment, the Fund's Institutional Class shares returned 5.41% to lead its Merrill 1-3 Year Treasury benchmark by 1.20%.

 . The Fund employed a modified barbell maturity structure, characterized by concentrations of securities both longer and shorter in maturity than the index. This strategy accomplished the goal of increasing price gains in the declining interest rate environment.

 . The advantages of being more diversified than the index remained evident as sector selection aided results. The yield advantage and price appreciation of the Fund's significant allocation to adjustable- and fixed-rate mortgage-backed issues made the largest sector contribution to outperforming the all-Treasury Merrill Index.

 . Corporate exposure was concentrated in BBB-rated bonds and limited holdings of slightly below investment-grade issues, which enhanced performance during the period through premium yields and price gains in response to narrowing yield spreads.

 . Modest allocations to short-maturity non-U.S. markets increased performance and portfolio diversification. Dollar-denominated holdings of Latin American issuers extended their contribution to results. Currency hedged Canadian bonds also aided returns as investors responded positively to declining government deficits and improving economic fundamentals.

                                                      1997 Semiannual Report   7

PIMCO Low Duration Fund II

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.



Portfolio:

Primarily shorter-term investment grade bonds with quality and foreign issuer restrictions.



Duration:

2.5 years



Total Net Assets:

$327 million



Sector Breakdown:*

                           [PIE CHART APPEARS HERE]

Mortgage-Backed Securities        62.3%
Short-Term Instruments            19.9%
U.S. Government Agencies           8.8%
Other                              9.0%


Quality Breakdown:*

                           [PIE CHART APPEARS HERE]

AAA     95%
AA       1%
A        4%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------


TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                              Lipper Short
                     Inst'l Class      Merrill Lynch 1-3     Investment Grade
                     (Incep. 11/1/91) Year Treasury Index    Debt Fund Average
-------------------------------------------------------------------------------
6 Months                 4.72%               4.21%                 4.00%
1 Year                   8.01%               6.89%                 6.54%
3 Years*                 7.69%               6.92%                 6.44%
5 Years*                 5.99%               5.36%                 5.23%
Since Inception*         6.50%                --                    --

* Annualized


                 Cumulative Returns Through September 30, 1997
                 $ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]


                                 Merrill Lynch 1-3
              Low Duration         Year Treasury
  MONTH         Fund II                Index
==========    ============       =================
 10/31/91     5,000,000.00          5,000,000.00
 12/31/91     5,150,788.16          5,128,941.26
 03/31/92     5,157,326.03          5,136,963.54
 06/30/92     5,302,475.76          5,284,645.27
 09/30/92     5,426,036.14          5,442,189.47
 12/31/92     5,471,783.06          5,452,135.47
 03/31/93     5,619,040.49          5,572,495.62
 06/30/93     5,710,513.66          5,632,553.20
 09/30/93     5,794,689.46          5,713,358.53
 12/31/93     5,831,720.27          5,747,117.35
 03/31/94     5,796,319.85          5,718,434.26
 06/30/94     5,772,325.63          5,723,172.44
 09/30/94     5,810,813.12          5,779,560.96
 12/31/94     5,850,353.97          5,779,763.04
 03/31/95     6,074,369.85          5,973,886.16
 06/30/95     6,235,805.38          6,165,399.16
 09/30/95     6,346,020.45          6,258,026.79
 12/31/95     6,539,804.23          6,415,528.09
 03/31/96     6,518,000.20          6,436,957.71
 06/30/96     6,575,781.95          6,501,922.82
 09/30/96     6,719,144.92          6,609,338.49
 12/31/96     6,881,010.53          6,734,957.27
 03/31/97     6,930,530.16          6,779,461.39
 06/30/97     7,099,424.28          6,928,877.18
 09/30/97     7,257,639.95          7,064,686.93

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 11/1/91, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.

------------------
PORTFOLIO INSIGHTS
------------------

 .        The Fund's above-index duration aided results in the first half of the
         1998 fiscal year as interest rates declined approximately 0.2% to 0.7% over the short-to-intermediate maturity range where the Fund primarily invests. In this positive interest rate environment, the Fund's performance of 4.72% led its Merrill Lynch 1-3 Year Treasury benchmark by 0.51%.

 .        The Fund employed a modified barbell maturity structure, characterized by concentrations of securities with maturities both longer and shorter than the index. This strategy accomplished the goal of increasing price gains relative to alternative maturity structures in the declining interest rate environment.

 .        The advantages of being more diversified than the index remained evident as sector selection aided results. The yield advantage and price appreciation of the Fund's considerable allocation to adjustable-and fixed-rate mortgage-backed issues made a significant contribution to outperforming the all-Treasury Merrill Lynch Index.

 .        A small allocation to investment-grade corporate issues enhanced performance during the period through premium yields relative to Treasuries and price gains as yield spreads continued to narrow.

 8  PIMCO Funds

PIMCO Low Duration Fund III

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily shorter-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:

2.3 years

Total Net Assets:

$12 million

Sector Breakdown:*
                           [PIE CHART APPEARS HERE]

Mortgage-Backed Securities                                               64.8%
Short-Term Instruments                                                   32.4%
Corporate Bonds and Notes                                                 2.8%

Quality Breakdown:*
                           [PIE CHART APPEARS HERE]

AAA                                                                      87%
A                                                                         4%
BBB                                                                       9%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                             Lipper Short
                   Inst'l Class       Merrill Lynch 1-3      Investment Grade
                   (Incep. 12/31/96)  Year Treasury Index    Debt Fund Average
-------------------------------------------------------------------------------
6 Months             4.61%                   4.21%                  4.00%
Since Inception      5.22%                     --                     --

                           [LINE CHART APPEARS HERE]

      CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
      $ 5,000,000 invested at inception

                                   Merrill
                                   Lynch
                   Low             1-3 Year
                   Duration        Treaury
        Month      Fund III        Index
      --------   ------------    ------------
      12/31/96   5,000,000.00    5,000,000.00
      01/31/97   5,019,543.89    5,023,449.84
      02/28/97   5,044,723.95    5,035,003.37
      03/31/97   5,028,885.20    5,033,039.64
      04/30/97   5,074,774.05    5,074,159.63
      05/31/97   5,116,879.06    5,108,765.73
      06/30/97   5,156,799.63    5,143,965.21
      07/31/97   5,193,006.83    5,200,497.44
      08/31/97   5,219,919.73    5,205,281.45
      09/30/97   5,260,770.54    5,244,789.73

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/31/96, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund featured an above-index duration which aided results during the six-month reporting period, as interest rates declined approximately 0.2% to 0.7% over the short-to-intermediate maturity range where the Fund primarily invests. In this positive interest rate environment, the Fund's performance of 4.61% led its Merrill Lynch 1-3 Year Treasury benchmark by 0.40%.

 . The Fund employed a modified barbell maturity structure, characterized by concentrations of longer and shorter maturity holdings than the index. This strategy accomplished the goal of increasing price gains relative to alternative maturity structures in the declining interest rate environment.

 . The advantages of being more diversified than the index remained evident as sector selection aided results. The yield advantage and price appreciation of the Fund's significant allocation to adjustable-and fixed-rate mortgage-backed issues made the largest sector contribution to outperforming the all-Treasury Merrill Lynch Index.

 . The Fund's limited exposure to corporate issues also enhanced performance during the period through premium yields relative to Treasuries and price gains as yield spreads continued to narrow.




                                                        1997 Semiannual Report 9

PIMCO Short-Term Fund


--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity.


Portfolio:

Primarily short-term investment grade bonds.


Duration:

0.8 years


Total Net Assets:

$189 million


Sector Breakdown:*

                           [PIE CHART APPEARS HERE]

Corporate Bonds and Notes                                                  44.2%
Mortgage-Backed Securities                                                 22.7%
Short-Term Instruments                                                     17.6%
Asset-Backed Securities                                                     9.1%
Other                                                                       6.4%


Quality Breakdown:*

                           [PIE CHART APPEARS HERE]

AAA                                                                        46%
AA                                                                          4%
A                                                                          12%
BBB                                                                        29%
BB                                                                          8%
B                                                                           1%



*% of Total Investments as of September 30, 1997


-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended September 30, 1997

                                                                     Lipper Ultra-
                 Inst'l Class      Admin. Class      Lipper Money    Short Obligation
                 (Incep.10/7/87)   (Incep. 2/1/96)   Market Index    Fund Average
--------------------------------------------------------------------------------------
6 Months              3.91%            3.79%             2.32%             3.12%
1 Year                7.42%            7.16%             4.64%             5.74%
3 Years*              7.40%             --               4.98%             5.90%
5 Years*              5.87%             --               4.18%             4.76%
Since Inception*      6.63%            6.69%              --                --

* Annualized


        CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
        $ 5,000,000 invested at inception


                           [LINE CHART APPEARS HERE]

                                  Lipper Money
Date         Short-Term Fund      Market Index
----         ---------------      ------------
10/31/87       5,000,000.00       5,000,000.00
12/31/87       5,060,118.71       5,057,166.46
03/31/88       5,144,560.09       5,138,509.22
06/30/88       5,232,290.67       5,219,609.26
09/30/88       5,328,408.56       5,316,238.28
12/31/88       5,443,779.03       5,421,119.61
03/31/89       5,571,028.92       5,539,059.94
06/30/89       5,708,265.54       5,667,437.01
09/30/89       5,828,327.55       5,789,008.54
12/31/89       5,957,698.00       5,907,324.85
03/31/90       6,064,841.95       6,022,071.81
06/30/90       6,189,317.66       6,140,264.38
09/30/90       6,309,631.66       6,258,290.37
12/31/90       6,462,141.45       6,377,953.51
03/31/91       6,576,473.50       6,483,125.14
06/30/91       6,682,103.70       6,567,275.25
09/30/91       6,804,471.34       6,666,779.30
12/31/91       6,892,227.52       6,750,463.54
03/31/92       6,948,633.77       6,818,190.47
06/30/92       7,031,099.48       6,879,740.08
09/30/92       7,100,505.24       6,934,231.92
12/31/92       7,142,088.53       6,984,278.75
03/31/93       7,222,352.16       7,031,879.39
06/30/93       7,309,491.37       7,077,685.85
09/30/93       7,378,550.59       7,125,210.35
12/31/93       7,472,267.73       7,173,058.47
03/31/94       7,486,771.83       7,221,944.08
06/30/94       7,544,130.72       7,281,328.29
09/30/94       7,623,522.50       7,353,647.76
12/31/94       7,688,575.65       7,440,763.32
03/31/95       7,820,738.96       7,540,914.09
06/30/95       8,016,387.87       7,646,218.98
09/30/95       8,183,875.26       7,749,905.77
12/31/95       8,396,279.25       7,840,933.32
03/31/96       8,484,975.46       7,937,771.75
06/30/96       8,622,971.03       8,031,807.05
09/30/96       8,792,582.47       8,131,815.05
12/31/96       8,984,288.34       8,228,149.01
03/31/97       9,089,081.02       8,315,673.85
06/30/97       9,273,987.03       8,408,319.50
09/30/97       9,444,784.13       8,508,774.85


Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 11/1/87, the first full month following the Fund's Institutional Class inception on 10/7/87, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/1/96. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund's Institutional Class shares posted strong returns, beating the Fund's performance benchmark, the Lipper Money Market Index, by 1.59% for the first half of the fiscal year in a generally declining interest rate environment.

 . An above-index duration benefited returns due to the higher yields available on longer maturity issues in a positively sloped yield curve environment. Price appreciation also added to performance in response to a decline in interest rates that pushed the yield on one- and two-year Treasuries lower by an average of 0.54%.

 . Holdings of mortgage-backed securities boosted Fund performance due to their higher yields relative to like-duration Treasuries.

 . Short-maturity, BBB and below investment grade corporate securities outperformed their investment grade counterparts due to a further tightening of credit spreads.

 . Currency-hedged, non-U.S. dollar positions, mostly in the dollar-bloc countries of Canada and New Zealand, augmented the Fund's performance due to those countries' declining interest rate environments. Modest holdings of dollar-denominated Latin American securities, specifically Argentine and Mexican issues, offered higher yields and price appreciation as a result of stable economic growth and low inflation.

10  PIMCO Funds

PIMCO Long-Term U.S. Government Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily longer-term U.S. government bonds.


Duration:

10.0 years


Total Net Assets:

$44 million


Sector Breakdown:*


                           [PIE CHART APPEARS HERE]

Mortgage-Backed Securities                                                52.3%
U.S. Treasury Obligations                                                 46.0%
Short-Term Instruments                                                     1.7%

Quality Breakdown:*


                           [PIE CHART APPEARS HERE]

AAA                                                                       97%
AA                                                                         3%


*% of Total Investments as of September 30, 1997



-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                                       LB Int. &          Lehman Brothers    Lipper General
                   Inst'l Class      Admin. Class      20 + Year          Aggregate          U.S. Government
                   (Incep.7/1/91)   (Incep.9/23/97)    Treasury Index     Bond Index         Fund Average
--------------------------------------------------------------------------------------------------------------
6 Months               11.40%             --               11.28%              7.12%              6.81%
1 Year                 14.55%             --               12.74%              9.71%              8.71%
3 Years*               13.30%             --               12.24%              9.49%              8.21%
5 Years*                9.78%             --                8.63%              6.92%              5.71%
Since Inception        12.47%*          (0.18)%              --                 --                 --

* Annualized


Cumulative Returns Through September 30, 1997
$ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]


                Long-Term         LB Int. & 20+        Lehman Brothers
                U.S. Gov't        Year Treasury        Aggregate Bond
 Month             Fund               Index                 Index
 -----          ----------        -------------        ---------------
06/30/91       5,000,000.00        5,000,000.00           5,000,000.00
09/30/91       5,442,626.52        5,415,685.30           5,283,982.84
12/31/91       5,909,198.61        5,774,938.92           5,551,930.82
03/31/92       5,753,678.29        5,562,934.30           5,480,935.11
06/30/92       6,016,162.43        5,781,880.42           5,702,105.54
09/30/92       6,540,766.62        6,149,823.72           5,947,051.80
12/31/92       6,614,191.30        6,221,352.60           5,962,865.48
03/31/93       7,101,318.26        6,608,591.66           6,209,359.93
06/30/93       7,540,953.55        6,950,670.74           6,374,021.32
09/30/93       7,968,888.07        7,351,540.44           6,540,341.49
12/31/93       7,842,784.30        7,252,702.72           6,544,211.97
03/31/94       7,394,708.81        6,825,284.90           6,356,659.44
06/30/94       7,204,477.90        6,629,251.58           6,291,082.41
09/30/94       7,169,096.87        6,580,309.99           6,329,455.48
12/31/94       7,263,265.65        6,705,670.23           6,353,341.89
03/31/95       7,801,463.08        7,134,689.94           6,673,817.84
06/30/95       8,641,206.09        7,879,507.59           7,080,439.69
09/30/95       8,871,163.10        8,063,753.53           7,219,445.30
12/31/95       9,556,575.14        8,682,058.90           7,527,093.38
03/31/96       8,958,506.47        8,135,410.42           7,393,617.02
06/30/96       8,947,395.15        8,133,815.85           7,435,639.40
09/30/96       9,102.967.69        8,252,684.44           7,573,207.41
12/31/96       9,624,384.52        8,631,621.49           7,800,349.45
03/31/97       9,359,769.86        8,360,698.25           7,756,778.87
06/30/97       9,875,451.11        8,816,262.42           8,041,646.39
09/30/97      10,427,123.54        9,303,827.70           8,308,820.28


Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/1/91, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, and a 10 year duration blend of the Lehman Brothers Intermediate and 20+Yr. Treasury Indices, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/97.


------------------
Portfolio insights
------------------

 . Interest rates fell sharply during the semiannual period as expectations for the pace of future inflation declined. As the inflation risk premium declined, the yield curve flattened; intermediate and longer-term Treasury yields fell by 0.7% to 0.8% while shorter rates declined a lesser amount, between 0.2% and 0.6%.

 .  The Fund delivered strong absolute performance for the period, returning
   11.40%. This return narrowly outpaced the Fund's 10-year duration performance benchmark which returned 11.28% for the same period.

 . A near-index duration had little impact on relative returns. A barbell maturity mix of intermediate and long-term holdings was a slight positive for performance due to the flattening of the yield curve.

 . A significant allocation to mortgage-backed securities over the period contributed to performance as these instruments outperformed Treasuries due to higher initial yields and tightening spreads.



                                                    1997 Semiannual Report    11

PIMCO Real Return Bond Fund


--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum real return, consistent with preservation of real capital and prudent investment management.


Portfolio:

Primarily inflation-indexed bonds.


Duration:

2.1 years


Total Net Assets:

$8 million


Sector Breakdown:*



           [PIE CHART APPEARS HERE]

U.S. Treasury Obligations               86.1%
---------------------------------------------
Corporate Bonds and Notes                5.8%
---------------------------------------------
Other                                    8.1%
---------------------------------------------


Quality Breakdown:*



           [PIE CHART APPEARS HERE]

AAA                                       96%
---------------------------------------------
AA                                         3%
---------------------------------------------
A                                          1%
---------------------------------------------



*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------


TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                             Inst'l Class          Lehman Brothers Inflation
                             (Incep. 1/29/97)      Linked Treasury Index
--------------------------------------------------------------------------------

6 Months                        2.66%                     2.30%
Since Inception                 2.76%                       --




        CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
        $ 5,000,000 invested at inception


[LINE GRAPH APPEARS HERE]


                                                           Lehman Brothers Inflation
    Month                Real Return Bond Fund               Linked Treasury Index
==============         ==========================          ==========================
     01/31/97                        5,000,000.00                        5,000,000.00
     02/28/97                        5,017,061.42                        5,016,498.75
     03/31/97                        4,971,983.14                        4,947,775.56
     04/30/97                        5,002,809.26                        4,977,955.11
     05/31/97                        5,032,748.09                        5,004,837.91
     06/30/97                        5,021,937.74                        4,988,822.94
     07/31/97                        5,083,741.54                        5,036,214.46
     08/31/97                        5,094,468.92                        5,051,321.70
     09/30/97                        5,104,456.87                        5,061,426.43

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 2/1/97, the first full month following the Fund's Institutional Class inception date on 1/29/97, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


------------------
PORTFOLIO INSIGHTS
------------------

 .    The Fund returned 2.66% for the semiannual period, outperforming its benchmark, the Lehman Brothers Inflation Linked Treasury Index, which returned a lesser 2.30%.

 .    The Fund's moderately above-index duration was positive for relative performance as nominal bond yields declined.

 .    Inflation-protection Treasuries were range-bound however, with real yields beginning and ending the period relatively unchanged. The 10-year inflation-protected bond has outperformed the 5-year since its July issuance, resulting in an inverted real yield curve.

 .    Allocations to inflation-linked securities of non-U.S. issuers, specifically the governments of Canada and Australia, were positive for performance as real yields of those countries declined, outperforming the U.S. market.

 .    The Fund benefited from holdings of short-maturity corporate securities, both conventional and inflation-protected, due to sustained corporate profits and stable yield spreads.



12   PIMCO Funds

PIMCO Foreign Bond Fund

--------------------
Fund Characteristics
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

Portfolio:

Primarily investment grade foreign bonds.

Duration:

4.9 years

Total Net Assets:

$332 million

Country Allocation:*

 [PIE CHART APPEARS HERE]

United States         14.1%
---------------------------
Japan                  9.8%
---------------------------
Italy                  9.8%
---------------------------
Canada                 7.9%
---------------------------
Finland                6.8%
---------------------------
Germany                6.6%
---------------------------
Australia              5.6%
---------------------------
United Kingdom         5.3%
---------------------------
Sweden                 5.3%
---------------------------
   Short-Term
Instruments/Other     28.8%
---------------------------

Quality Breakdown:*

 [PIE CHART APPEARS HERE]

AAA                     79%
---------------------------
AA                       2%
---------------------------
A                        5%
---------------------------
BBB                      8%
---------------------------
BB                       6%
---------------------------

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                                                             Lipper
                  Inst'l Class       Admin. Class     J.P. Morgan Non-       International Income
                  (Incep. 12/3/92)  (Incep. 1/28/97)  U.S. Index (Hedged)    Fund Average
--------------------------------------------------------------------------------------------------
6 Months               6.88%            6.73%              6.96%                   4.05%
1 Year                13.75%             --               12.56%                   4.03%
3 Years*              16.29%             --               13.45%                   9.05%
Since Inception       11.65%*           5.96%              --                      --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
$ 5,000,000 invested at inception

                           [LINE GRAPH APPEARS HERE]

                                         J.P. Morgan
                                           Non-U.S.
Month           Foreign Bond Fund       Index (Hedged)
========        =================       ==============
12/31/92          5,000,000.00           5,000,000.00
03/31/93          5,171,806.79           5,139,908.08
06/30/93          5,342,019.45           5,274,660.69
09/30/93          5,580,127.04           5,468,089.71
12/31/93          5,820,067.19           5,695,098.00
03/31/94          5,574,497.53           5,488,717.61
06/30/94          5,340,992.26           5,334,282.88
09/30/94          5,330,821.16           5,322,727.80
12/31/94          5,395,131.92           5,406,367.14
03/31/95          5,471,621.11           5,646,728.49
06/30/95          5,790,385.79           5,907,209.68
09/30/95          6,099,109.96           6,129,011.76
12/31/95          6,540,017.24           6,392,287.42
03/31/96          6,664,336.30           6,446,357.33
06/30/96          6,930,027.40           6,622,589.48
09/30/96          7,370,201.61           6,905,010.25
12/31/96          7,775,387.86           7,169,345.05
03/31/97          7,843,570.24           7,266,702.51
06/30/97          8,118,878.22           7,508,893.80
09/30/97          8,383,474.67           7,772,622.96

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/93, the first full month following the Fund's Institutional Class inception on 12/3/92, compared to the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/97. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

------------------
PORTFOLIO INSIGHTS
------------------

 . The last two quarters saw solid Fund performance on an absolute basis, with Institutional Class shares returning 6.88%. Relative performance was slightly below that of the Fund's currency-hedged benchmark which returned 6.96% for the same period.

 . Country selection benefited performance due to overweighted positions in the dollar-bloc nations of Australia and Canada, two of the world's top performing markets. This was somewhat mitigated by underweighting Japan which also had superior returns.

 . Within Europe, the Fund benefited from an emphasis on conservative EMU convergence strategies. This led to an overweight in Finland versus lower yielding European countries such as France, Netherlands and Belgium. Small tactical exposure to Italy was also taken as it became more probable that Italy would be a first round EMU participant. Positions in Sweden also aided performance as the market overestimated the likely amount of future central bank tightening, creating opportunities in two- and three-year maturities.

 . Small exposures to developing country debt aided performance as Argentine, Mexican and Polish securities posted 10-20% returns over the six-month period.

 . The Fund's limited currency strategy was negative for performance versus the index. In Europe, the Fund underweighted the Swiss franc versus the German mark and Spanish peseta. Flows from the EMU-zone countries caused the Swiss currency to appreciate despite its low yield. Small emerging currency positions also detracted from performance due to devaluations in Asia and the Czech Republic.



                                                       1997 Semiannual Report 13

PIMCO Global Bond Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (U.S. and non-U.S.).

Portfolio:

Primarily investment grade U.S. and foreign bonds.

Duration:

5.4 years

Total Net Assets:

$270 million

                           [PIE CHART APPEARS HERE]
Country Allocation:*

United States                                                            29.8%
Finland                                                                   9.4%
Canada                                                                    8.8%
Sweden                                                                    7.5%
United Kingdom                                                            7.0%
Australia                                                                 5.5%
Short-Term Instruments/Other                                             32.0%

                           [PIE CHART APPEARS HERE]
Quality Breakdown:*

AAA                                                                        70%
A                                                                          12%
BBB                                                                        13%
BB                                                                          5%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                                                      Lipper
                 Inst'l Class       Admin. Class      J.P. Morgan     Global Income
                 (Incep. 11/23/93)  (Incep. 8/1/96)   Global Index    Fund Average
---------------------------------------------------------------------------------------
6 Months             4.85%              4.70%             4.72%           5.72%
1 Year               4.72%              4.45%             3.36%           7.65%
3 Years*            10.97%               --               7.98%           9.90%
Since Inception*     8.82%              6.66%              --              --

* Annualized

                           [LINE CHART APPEARS HERE]

     Cumulative Returns Through September 30, 1997
     $ 5,000,000 invested at inception

Date              Global Bond Fund              J.P. Morgan Global Index
----              ----------------              ------------------------
11/30/93            5,000,000.00                       5,000,000.00
12/31/93            5,159,354.04                       5,051,000.98
03/31/94            4,981,799.26                       5,019,201.26
06/30/94            4,993,231.71                       5,032,746.39
09/30/94            5,045,769.26                       5,091,673.36
12/31/94            5,071,554.24                       5,114,665.69
03/31/95            5,497,439.30                       5,625,054.13
06/30/95            5,791,402.39                       5,910,344.05
09/30/95            5,839,678.19                       5,902,936.01
12/31/95            6,236,009.23                       6,102,287.05
03/31/96            6,159,100.03                       5,995,399.36
06/30/96            6,265,488.12                       6,031,207.77
09/30/96            6,584,758.53                       6,201,903.80
12/31/96            6,879,967.26                       6,370,238.58
03/31/97            6,576,928.89                       6,121,248.92
06/30/97            6,783,140.48                       6,301,651.14
09/30/97            6,895,854.27                       6,410,014.34

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/1/93, the first full month following the Fund's Institutional Class inception on 11/23/93, compared to the J.P. Morgan Global Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/1/96. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

------------------
PORTFOLIO INSIGHTS
------------------

 . The last two quarters saw attractive Fund performance on an absolute basis, producing returns on Institutional Class shares of 4.85% over this period. Relative performance was slightly above the Fund's benchmark J.P. Morgan Global Index returns of 4.72% but lagged many U.S. dollar-hedged portfolios.

 . Country selection benefited performance due to overweighted positions in the dollar-bloc countries of Australia and Canada, two of the world's top performing markets. This was somewhat mitigated by an underweighted exposure to Japan which also had superior returns.

 .  Small exposures to developing country debt aided performance as both
   Argentina and Mexico posted above 20% returns over the past year.

 . The Fund's limited currency strategy was negative for performance versus the index. In Europe, the Fund underweighted the Swiss franc versus the German mark and Spanish peseta. Flows from the EMU-zone countries caused the Swiss currency to appreciate despite its low yield. Small emerging currency positions also detracted from performance due to devaluations in Asia and the Czech Republic.

 . Overall, U.S. dollar strength caused unhedged portfolios, like the Fund, to lag hedged foreign investments on an absolute basis.


14  PIMCO Funds

PIMCO High Yield Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily high yield bonds.

Duration:

4.3 years

Total Net Assets:

$1,497 million

Sector Breakdown:*

                           [PIE CHART APPEARS HERE]

             Corporate Bonds and Notes                      82.2%

             Short-Term Instruments                          6.0%

             Preferred Stock                                 5.7%

             Other                                           6.1%

Quality Breakdown:*

                           [PIE CHART APPEARS HERE]

             AAA                                               6%

             BBB                                               4%

             BB                                               50%

             B                                                40%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                       Lehman Brothers    Lipper High
                  Inst'l Class       Admin. Class      BB Intermediate    Current Yield
                  (Incep. 12/16/92)  (Incep. 1/16/95)  Corp. Index        Fund Average
-----------------------------------------------------------------------------------------------
6 Months               9.40%             9.27%             8.06%             10.99%
1 Year                15.44%            15.16%            13.09%             15.61%
2 Years*              13.66%            13.38%            11.23%             14.17%
3 Years*              14.61%               --             12.48%             13.25%
Since Inception*      13.29%            15.49%               --                 --

* Annualized

                 CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
                 $ 5,000,000 invested at inception

                           [LINE GRAPH APPEARS HERE]

                                               Lehman Brothers
                                               BB Intermediate
    MONTH              High Yield Fund           Corp. Index
=============          ===============         ===============
12/31/92                  5,000,000.00            5,000,000.00
03/31/93                  5,313,333.34            5,239,091.78
06/30/93                  5,556,253.99            5,435,025.95
09/30/93                  5,686,689.07            5,594,144.12
12/31/93                  5,935,129.08            5,732,726.39
03/31/94                  5,879,245.93            5,643,896.01
06/30/94                  5,878,586.94            5,632,494.33
09/30/94                  6,025,466.63            5,772,014.62
12/31/94                  6,077,393.93            5,781,574.92
03/31/95                  6,397,464.08            6,110,147.76
06/30/95                  6,781,901.87            6,472,038.80
09/30/95                  7,022,542.80            6,639,757.78
12/31/95                  7,334,202.07            6,883,602.46
03/31/96                  7,402,000.12            6,933,691.24
06/30/96                  7,490,201.26            7,015,578.88
09/30/96                  7,858,765.33            7,263,474.59
12/31/96                  8,191,024.54            7,529,727.93
03/31/97                  8,292,841.34            7,601,685.35
06/30/97                  8,699,809.32            7,928,522.50
09/30/97                  9,072,090.94            8,214,195.36

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/93, the first full month following the Fund's Institutional Class inception on 12/16/92, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/95. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

------------------
PORTFOLIO INSIGHTS
------------------

 . The High Yield Fund's Institutional Class shares strongly outperformed the
  Lehman Brothers BB Intermediate Corporate Bond Index, returning 9.40% for the six-month period compared to 8.06% for the benchmark.

 . While the Fund's quality and subordination stratification has remained defensive in 1997, careful security selection has enabled the Fund to provide good relative performance.

 . Holdings of securities of Energy and Media Companies and underweighted positions in Gaming and Supermarkets boosted relative returns. Numerous tender offers and premium calls also aided performance as companies took advantage of low interest rates and a favorable financing environment to restructure their balance sheets.

 . The Fund's three largest holdings - Beaver Valley Funding Corp. (2.5% of the portfolio, rated Ba3/BB-), Fresenius Medical Care (2.0%, Ba3/B+) and Time Warner, Inc. (2.6%, Ba3/BB+) - all contributed to performance.

 . Small positions in U.S. dollar-denominated Argentine and Mexican Brady bonds also contributed to performance.

 . The Fund's small position in floating rate, senior-secured syndicated bank loans detracted from performance as these more-defensive securities will underperform in periods of very strong high yield bond returns.

                                                     1997 Semiannual Report   15

PIMCO Money Market Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum current income, consistent with
preservation of capital and daily liquidity.


Portfolio:

Primarily money market instruments.


Weighted Average Maturity:

40 days


Total Net Assets:

$145 million


Sector Breakdown:*

    [PIE CHART APPEARS HERE]


Commercial Paper            98.0%
---------------------------------
Corporate Bonds and Notes    2.0%
---------------------------------


*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                       Inst'l Class         Admin. Class            Lipper Money
                       (Incep. 3/1/91)      (Incep. 1/24/95)        Market Index
--------------------------------------------------------------------------------
6 Months                  2.66%                 2.48%                  2.32%
1 Year                    5.24%                 4.93%                  4.64%
2 Years*                  5.50%                 5.21%                  4.78%
3 Years*                  5.52%                  --                    4.98%
5 Years*                  4.55%                  --                    4.18%
Since Inception*          4.58%                 5.29%                    --
* Annualized



                 Cumulative Returns Through September 30, 1997
                       $ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]


                               Lipper Money
MONTH    Money Market Fund     Market Index
=====    =================     ============
02/28/91   5,000,000.00        5,000,000.00
03/31/91   5,025,170.00        5,026,003.41
06/30/91   5,098,544.48        5,098,217.47
09/30/91   5,168,070.60        5,168,380.18
12/31/91   5,235,295.51        5,233,255.88
03/31/92   5,286,315.66        5,285,760.77
06/30/92   5,333,833.24        5,333,476.73
09/30/92   5,375,416.31        5,375,721.20
12/31/92   5,415,416.59        5,414,519.70
03/31/93   5,452,504.32        5,451,421.81
06/30/93   5,489,090.19        5,486,932.99
09/30/93   5,527,713.80        5,523,776.07
12/31/93   5,567,081.25        5,560,870.04
03/31/94   5,606,275.87        5,598,768.31
06/30/94   5,654,813.75        5,644,805.55
09/30/94   5,714,049.50        5,700,870.79
12/31/94   5,785,415.42        5,768,406.60
03/31/95   5,867,022.99        5,846,047.87
06/30/95   5,950,959.87        5,927,684.85
09/30/95   6,032,542.27        6,008,067.40
12/31/95   6,136,175.15        6,078,635.96
03/31/96   6,217,237.30        6,153,709.36
06/30/96   6,297,219.80        6,226,609.66
09/30/96   6,379,779.59        6,304,140.25
12/31/96   6,460,353,31        6,378,822.57
03/31/97   6,539,910.52        6,446,675.67
06/30/97   6,626,256.14        6,518,498.65
09/30/97   6,714,110.30        6,596,376.05

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 3/1/91, the Fund's Institutional Class inception date, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/95. An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

------------------
PORTFOLIO INSIGHTS
------------------

 .        During the first six months of the fiscal year, the Fund's
         Institutional Class shares returned 2.66% outperforming the Lipper Money Market Index by 0.34%.

 .        The Fund's favorable six-month performance was achieved through significant investments in top quality domestic and Yankee commercial paper.

 .        Select holdings of short-maturity, investment-grade corporates also added to returns as these securities offer higher yields with minimal price risk relative to similar maturity Treasuries.

 .        The Fund's yield enhancing strategies boosted its thirty-day SEC yield during the period from 5.18% at the end of March, to 5.41% at the end of September.


 16  PIMCO Funds

PIMCO StocksPLUS Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Total return which exceeds that of
the S&P 500 Index.

Portfolio:

Primarily S&P 500 Index futures and
short-term bonds.

Duration:

0.6 years


Total Net Assets:

$510 million


Sector Breakdown:*

      [PIE CHART APPEARS HERE]

Short-Term Instruments         35.7%
------------------------------------
Corporate Bonds and Notes      28.9%
------------------------------------
Mortgage-Backed Securities     14.7%
------------------------------------
Asset-Backed Securities        10.1%
------------------------------------
Other                          10.6%
------------------------------------


Note, breakdown does not reflect the Fund's equity exposure achieved through the use of S&P 500 derivative positions.


Quality Breakdown:*

      [PIE CHART APPEARS HERE]

AAA                              58%
------------------------------------
A                                 8%
------------------------------------
BBB                              25%
------------------------------------
BB                                9%
------------------------------------

*% of Total Investments as of September 30, 1997


-----------
PERFORMANCE
-----------


TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997


                                                                      Lipper
               Inst'l Class       Admin. Class          S&P           Growth & Income
               (Incep. 5/14/93)   (Incep. 1/7/97)       500 Index     Fund Average
-------------------------------------------------------------------------------------
6 Months             26.68%           26.38%            26.26%          24.68%
1 Year               40.40%             --              40.45%          35.76%
3 Years*             30.70%             --              29.92%          25.46%
Since Inception      23.32%*          26.80%              --               --
* Annualized

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1997
$ 5,000,000 invested at inception


                           [LINE GRAPH APPEARS HERE]

    MONTH                StocksPLUS Fund      S&P 500 Index
================       ===================  ===================
        05/31/93              5,000,000.00         5,000,000.00
        06/30/93              5,027,261.21         5,014,649.98
        09/30/93              5,157,774.20         5,144,221.06
        12/31/93              5,306,421.11         5,263,491.95
        03/31/94              5,077,284.04         5,063,891.79
        06/30/94              5,126,078.23         5,085,204.36
        09/30/94              5,473,356.54         5,333,861.37
        12/31/94              5,461,225.21         5,333,021.73
        03/31/95              6,023,776.17         5,852,274.13
        06/30/95              6,643,179.01         6,410,973.53
        09/30/95              7,193,848.16         6,920,402.55
        12/31/95              7,673,723.11         7,337,059.16
        03/31/96              8,076,117.06         7,730,880.59
        06/30/96              8,445,186.92         8,077,811.87
        09/30/96              8,704,241.74         8,327,467.15
        12/31/96              9,444,045.60         9,021,642.13
        03/31/97              9,646,436.55         9,263,514.55
        06/30/97             11,344,245.14        10,880,732.84
        09/30/97             12,220,453.72        11,695,788.64

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/93, the first full month following the Fund's Institutional Class inception on 5/14/93, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/7/97. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


------------------
PORTFOLIO INSIGHTS
------------------




 . A Healthy economy, stable corporate profits and benign inflation provided the foundation for declining interest rates and strong stock market performance during the first half of the Fund's fiscal year. The S&P 500 Index finished up 26.26% while one-year interest rates fell by 0.56%.

 . Investments in S&P Index futures and swap contracts captured the impressive stock market gains. For the period, the Fund's Institutional Class shares returned 26.68%, outperforming the S&P 500 Index by 0.42% due to successful interest rate and sector strategies.

 . An above-neutral duration on the cash portfolio used to back the Fund's
  S&P 500 Index exposure was a positive for performance.

 . Both fixed-rate and adjustable-rate mortgages added to returns as volatility declined during the period. Corporates, particularly
  BBB-rated issues, boosted performance. A small allocation to BB-rated corporates also performed well through a combination of higher initial yields and spread tightening.

 . U.S. Treasury inflation protected securities (TIPS) also helped performance as real yields declined slightly. Currency-hedged inflation protected securities were mixed with Canadian positions adding to performance and New Zealand positions subtracting from returns. A modest allocation to dollar-denominated Latin American bonds was a plus as those markets again topped U.S. bonds.





                                                    1997 Semiannual Report  17

PIMCO Strategic Balanced Fund

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily a combination of short- and intermediate-term investment grade bonds, and S&P 500 Index futures.

Duration:

2.3 years

Total Net Assets:

$42 million

Sector Breakdown:*

                           [PIE CHART APPEARS HERE]

Short-Term Instruments                                                   38.3%
Corporate Bonds and Notes                                                32.4%
Mortgage-Backed Securities                                               17.2%
Asset-Backed Securities                                                  10.6%
Other                                                                     1.5%

Note, breakdown does not reflect the Fund's equity exposure achieved through the use of S&P 500 derivative positions.

Quality Breakdown:*
                           [PIE CHART APPEARS HERE]

AAA                                                                        62%
A                                                                          10%
BBB                                                                        23%
BB                                                                          5%

*% of Total Investments as of September 30, 1997

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1997

                                   60% S&P 500 Index and     Lipper       Lipper
                  Inst'l Class     40% Lehman Brothers       Balanced     Balanced
                (Incep. 6/28/96)   Aggregate Bond Index      Index        Fund Average
---------------------------------------------------------------------------------------
6 Months            19.09%              18.39%               17.77%         17.60%
1 Year              28.68%              27.53%               24.86%         24.03%
Since Inception*    25.72%                --                   --             --

* Annualized

                           [LINE CHART APPEARS HERE]

     Cumulative Returns Through September 30, 1997
     $ 5,000,000 invested at inception

                                    60% S&P 500
                                   Index and 40%
                                  Lehman Brothers
           Strategic Balance      Aggregate Bond        Lipper Balanced
Date            Fund                  Index                  Index
----       -----------------      ---------------       ---------------
06/30/96     5,000,000.00           5,000,000.00          5,000,000.00
09/30/96     5,175,000.00           5,132,224.39          5,131,195.88
12/31/96     5,511,545.44           5,450,953.27          5,416,758.49
03/31/97     5,591,599.64           5,528,616.82          5,440,114.68
06/30/97     6,275,397.83           6,181,438.54          6,020,301.34
09/30/97     6,659,150.09           6,545,208.16          6,406,984.23


Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/1/96, the first full month following the Fund's Institutional Class inception on 6/28/96, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, and the Lipper Balanced Index, each an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . Over the last six months through 9/30/97, the Fund continued to post strong returns. The Fund gained 19.09% versus 17.77% for the Lipper Balanced Fund Index and 18.39% for a 60%/40% blend of the S&P 500 and Lehman Aggregate Bond Indexes.

 . A healthy economy, stable corporate profits and benign inflation provided the foundation for declining interest rates and strong stock market performance during the first half of the fiscal year. The S&P 500 Index finished up over 26% while Treasury bond yields fell between 0.6% and 0.8%.

 . The Fund's asset allocation strategy favored equities over fixed-income as PIMCO's economic outlook continued to forecast healthy GDP growth. This contributed to returns as stocks significantly outperformed bonds.

 . The Fund's equity allocation outperformed the S&P 500 Index due to successful interest rate and sector strategies. Both fixed-rate and adjustable-rate mortgages added to returns as volatility declined during the period. Corporates, particularly BBB- and BB-rated issues also performed well through a combination of higher initial yields and spread tightening.

 .  The Fixed-income portion of the Fund also outperformed its index, the Lehman
   Brothers Aggregate Bond Index. An above-index duration added to relative returns as interest rates fell. Corporate securities also aided performance through their higher yields and strong relative performance.


18  PIMCO Funds

PIMCO Total Return Mortgage Fund

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE

For the Period Ended September 30, 1997

                                                Inst'l Class (Incep. 7/31/97)
--------------------------------------------------------------------------------
Since Inception                                              1.69%

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily intermediate-term mortgage-related securities.

Duration:       Total Net Assets:

3.8 years       $3 million

------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund returned 1.69% in the two-month period from its inception on 7/31/97 through 9/30/97, beating its benchmark, the Lehman Brothers Mortgage Index, by 0.66%.

 . Returns were favorable in the mortgage sector overall amid continued investor expectations for interest rates to remain within a fairly narrow range.
   (Large swings in interest rates lead to less stable cash flows for mortgage-backed securities, reducing their value to investors.)

 . The Fund benefited from positive issue selection relative to its benchmark index.

 . Holdings primarily consisted of current coupon pass-throughs (fixed-rate mortgage-backed securities with coupons near current market levels) and CMOs (collateralized mortgage obligations) which offer cash flows more tailored to investors' needs.

PIMCO Low Duration Mortgage Fund

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE

For the Period Ended September 30, 1997

                                                Inst'l Class (Incep. 7/31/97)
--------------------------------------------------------------------------------
Since Inception                                              2.23%

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily short- and intermediate-term
mortgage-related securities.

Duration:       Total Net Assets:

1.9 years       $3 million

------------------
PORTFOLIO INSIGHTS
------------------

 . The Fund returned 2.23% in its first two months of operations from its inception on 7/31/97 through 9/30/97, soundly beating its benchmark, the Merrill Lynch 1-3 Year Treasury Index, by 1.38%.

 . Returns were favorable in the mortgage sector as a whole amid continued investor expectations for interest rates to remain within a fairly narrow range. (Large swings in interest rates lead to less stable cash flows for mortgage-backed securities, reducing their value to investors.)

 . The Fund additionally benefited from positive issue selection within the mortgage sector.

 . Holdings primarily consisted of ARMs (adjustable-rate mortgage-backed securities), whose performance reflected the strong returns of the mortgage sector overall.

 . Holdings also included current coupon pass-throughs (fixed-rate mortgage-backed securities with coupons near current market levels) which contributed to the Fund's outperformance.

PIMCO Emerging Markets Bond Fund

-----------
PERFORMANCE
-----------

TOTAL RETURN INVESTMENT PERFORMANCE

For the Period Ended September 30, 1997

                                                Inst'l Class (Incep. 7/31/97)
--------------------------------------------------------------------------------
Since Inception                                              1.56%

--------------------
FUND CHARACTERISTICS
--------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily emerging market bonds.

Duration:       Total Net Assets:

2.3 years       $4 million


------------------
PORTFOLIO INSIGHTS
------------------

 . On July 31, 1997, PIMCO launched the Emerging Markets Bond Fund, a dedicated portfolio of developing country debt, benchmarked against the J.P. Morgan Emerging Markets Plus Index. In its first two months, the Fund experienced strong absolute performance, but underperformed its benchmark index by 0.78%.

 . Country selection focused on higher yielding markets such as Bulgaria and Ecuador, and credits which we deemed undervalued like Poland and the Philippines. In general, country selection added value, but results were hurt by a large underweight in Russia, one of the best performing markets over this period.

 . The Fund also invested a small portion of its assets in a diversified portfolio of short-term local currency instruments. Over our longer investment horizon, we expect this to add 200-300 basis points above U.S. cash rates. However, in the short-term, these allocations detracted from relative performance given the Fund's small exposures to Asian local currency debt.

 . Interest rate strategies were positive for Fund performance as a longer-than-index duration added to absolute and relative returns in an environment where yields fell around the globe. In addition, relative value strategies such as forward buying of bonds and the associated cash management added value versus traditional bond purchases.

Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted.


                                                     1997 Semiannual Report  19

Statement of Assets and Liabilities

September 30, 1997 (Unaudited)


$ in thousands, except per share amounts

                                                         Total          Total           Total           Total Return   Moderate
                                                         Return Fund    Return Fund II  Return Fund III Mortgage Fund  Duration Fund
                                                         -------------  -------------   -------------   -------------  -------------
Assets:
Investments, at value                                    $ 16,681,706   $    514,242    $    335,673    $      3,598   $     73,304
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Cash and foreign currency                                      30,106            236             261               1             81
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Receivable for investments and foreign currency sold          722,867         14,739          25,205           3,250            999
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Receivable for Fund shares sold                                23,241          2,400              47               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Variation margin receivable                                         0              0               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Interest and dividends receivable                             120,661          3,029           2,131              20            481
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
Other assets                                                        0              0               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------
                                                           17,578,581        534,646         363,317           6,869         74,865
----------------------------------------------------     -------------  -------------   -------------   -------------  -------------

Liabilities:

Payable for investments and foreign currency
      purchased                                          $  2,453,009   $     98,803    $     69,586    $      3,496   $      1,985
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Written options outstanding                                       356              0               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Payable for Fund shares redeemed                               47,947         37,170             119               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Dividends payable                                              14,275            312             133               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Accrued investment advisor's fee                                3,058             81              60               1             15
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Accrued administrator's fee                                     2,323             81              60               1             12
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Accrued distribution fee                                          316              1               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Accrued servicing fee                                             137              0               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Variation margin payable                                       11,299            206             226               0              9
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Other liabilities                                                 186              0               0               0              0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
                                                            2,532,906        136,654          70,184           3,498          2,021
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

Net Assets                                               $ 15,045,675   $    397,992    $    293,133    $      3,371   $    72,844
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

Net Assets Consist of:

Paid in capital                                          $ 14,591,210   $    387,161    $    287,532    $      3,351   $    71,856
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Undistributed (overdistributed) net investment income         (25,420)        (1,500)           (871)             (2)            2
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Accumulated undistributed net realized gain (loss)            215,245          4,116           2,133               2           283
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Net unrealized appreciation (depreciation)                    264,640          8,215           4,339              20           703
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
                                                         $ 15,045,675   $    397,992    $    293,133    $      3,371   $    72,844
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

Shares Issued and Outstanding

Institutional Class                                         1,316,864         37,971          30,702             335         7,216
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Administrative Class                                           21,261            882              13               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Retail Classes                                                 64,431              0               0               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                      $      10.73   $      10.24    $       9.54    $      10.06   $     10.10
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Administrative Class                                            10.73          10.24            9.54               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Class A                                                         10.73              0               0               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Class B                                                         10.73              0               0               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Class C                                                         10.73              0               0               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

Cost of Investments Owned                                  16,490,409        506,814         332,399           3,580        72,705
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------
Cost of Foreign Currency Held                                  10,514              0               0               0             0
----------------------------------------------------     -------------  -------------   -------------   -------------  ------------

* With respect to the Retail Classes, the redemption price may vary by the length of time shares are held.




20 PIMCO Funds See accompanying notes

                                                         Low             Low               Low                Low Duration
                                                         Duration Fund   Duration Fund II  Duration Fund III  Mortgage Fund
                                                         -------------   -------------     -------------      -------------

Assets:

Investments, at value                                    $ 3,885,646      $   461,017      $    17,945        $     6,214
------------------------------------------------------   -------------   -------------     -------------      -------------
Cash and foreign currency                                      1,534               62                0                252
------------------------------------------------------   -------------   -------------     -------------      -------------
Receivable for investments and foreign currency sold          30,115              676            3,139              3,502
------------------------------------------------------   -------------   -------------     -------------      -------------
Receivable for Fund shares sold                                5,675                0                0                  0
------------------------------------------------------   -------------   -------------     -------------      -------------
Variation margin receivable                                        0                0                0                  0
------------------------------------------------------   -------------   -------------     -------------      -------------
Interest and dividends receivable                             23,140            2,109               61                 21
------------------------------------------------------   -------------   -------------     -------------      -------------
Other assets                                                       0                0                0                  0
------------------------------------------------------   -------------   -------------     -------------      -------------
                                                           3,946,110          463,864           21,145              9,989
------------------------------------------------------   -------------   -------------     -------------      -------------

Liabilities:

Payable for investments and foreign currency purchase    $   947,007     $   123,523      $     8,818         $     4,960
------------------------------------------------------   -------------   -------------     -------------      -------------
Written options outstanding                                        0               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Payable for Fund shares redeemed                              31,424          13,274                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Dividends payable                                              2,567             166                0               1,651
------------------------------------------------------   -------------   -------------     -------------      -------------
Accrued investment advisor's fee                                 616              68                3                   1
------------------------------------------------------   -------------   -------------     -------------      -------------
Accrued administrator's fee                                      468              68                3                   1
------------------------------------------------------   -------------   -------------     -------------      -------------
Accrued distribution fee                                          36               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Accrued servicing fee                                             28               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Variation margin payable                                          23              25                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Other liabilities                                                 95               0                0                   2
------------------------------------------------------   -------------   -------------     -------------      -------------
                                                             982,264         137,124            8,824               6,615
------------------------------------------------------   -------------   -------------     -------------      -------------

Net Assets                                               $ 2,963,846     $   326,740      $    12,321         $     3,374
------------------------------------------------------   -------------   -------------     -------------      -------------

Net Assets Consist of:

Paid in capital                                          $ 2,932,050     $   325,558      $    12,246         $     3,331
------------------------------------------------------   -------------   -------------     -------------      -------------
Undistributed (overdistributed) net investment income         (6,991)         (1,265)              (5)                  0
------------------------------------------------------   -------------   -------------     -------------      -------------
Accumulated undistributed net realized gain (loss)             6,785              47               38                  (4)
------------------------------------------------------   -------------   -------------     -------------      -------------
Net unrealized appreciation (depreciation)                    32,002           2,400               42                  47
------------------------------------------------------   -------------   -------------     -------------      -------------
                                                         $ 2,963,846     $   326,740      $    12,321         $     3,374
------------------------------------------------------   -------------   -------------     -------------      -------------

Shares Issued and Outstanding

Institutional Class                                          274,314          32,741            1,225                 333
------------------------------------------------------   -------------   -------------     -------------      -------------
Administrative Class                                           2,576               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Retail Classes                                                13,758               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                      $     10.20     $      9.98      $     10.06         $     10.13
------------------------------------------------------   -------------   -------------     -------------      -------------
Administrative Class                                           10.20               0                0                   0
------------------------------------------------------    ------------   -------------     -------------      -------------
Class A                                                        10.20               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Class B                                                        10.20               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------
Class C                                                        10.20               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------

Cost of Investments Owned                                  3,856,645         458,987           17,905               6,167
------------------------------------------------------   -------------   -------------     -------------      -------------
Cost of Foreign Currency Held                                      0               0                0                   0
------------------------------------------------------   -------------   -------------     -------------      -------------


                                                                         Long-Term         Real Return    Foreign       Global
                                                       Short-Term Fund   U.S. Gov't Fund   Bond Fund      Bond Fund     Bond Fund
                                                       ---------------   ---------------   -----------  ------------   ------------
Assets:

Investments, at value                                  $      189,941    $      52,447     $   13,707   $   593,136    $   376,181
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Cash and foreign currency                                         324                0              0         1,219            710
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Receivable for investments and foreign currency sold              117           24,350          3,915        55,540         66,809
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Receivable for Fund shares sold                                   272            1,827              2         1,138            852
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Variation margin receivable                                         0                0              0            28              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Interest and dividends receivable                               1,780              498             65         6,403          5,545
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Other assets                                                        0                0              8             1              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
                                                              192,434           79,122         17,697       657,465        450,097
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Liabilities:

Payable for investments and foreign currency purchase  $            0    $      19,842     $    9,533   $   324,502    $   178,821
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Written options outstanding                                         0                0              0            20             20
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Payable for Fund shares redeemed                                3,021           14,773              0           555            472
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Dividends payable                                                 171               92              1           376            317
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Accrued investment advisor's fee                                   39               10              2            66             55
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Accrued administrator's fee                                        33               11              2            69             66
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Accrued distribution fee                                            2                2              0             9              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Accrued servicing fee                                               2                1              0             4              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Variation margin payable                                            1                0              0            15            150
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Other liabilities                                                   0                0              0             0              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
                                                                3,269           34,731          9,538       325,616        179,901
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Net Assets                                             $      189,165    $      44,391     $    8,159   $   331,849    $   270,196
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Net Assets Consist of:

Paid in capital                                        $      187,657    $      43,929     $    8,190   $   309,493    $   269,971
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Undistributed (overdistributed) net investment income            (193)             443             20        12,312          5,557
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Accumulated undistributed net realized gain (loss)                652             (664)           (20)         (836)        (4,449)
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Net unrealized appreciation (depreciation)                      1,049              683            (31)       10,880           (883)
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
                                                       $      189,165    $      44,391     $    8,159   $   331,849    $   270,196
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Shares Issued and Outstanding

Institutional Class                                            17,126            3,436            610        28,685         26,704
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Administrative Class                                              464              328              0            22             57
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Retail Classes                                                  1,179              613            210         1,752              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                    $        10.08    $       10.14     $     9.95   $     10.89    $     10.10
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Administrative Class                                            10.08            10.14              0         10.89          10.10
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Class A                                                         10.08            10.14           9.95         10.89              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Class B                                                         10.08            10.14           9.95         10.89              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Class C                                                         10.08            10.14           9.95         10.89              0
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

Cost of Investments Owned                                     189,082           51,589         13,774       588,881        371,842
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------
Cost of Foreign Currency Held                                       0                0              0         1,075            691
----------------------------------------------------   ---------------   ---------------   -----------  ------------   ------------

                                1997 Semiannual Report See accompanying notes 21

September 30, 1997 (Unaudited)

$ in thousands, except per share amounts

                                                         Emerging
                                                         Markets                         Money         StocksPLUS    Strategic
                                                         Bond Fund      High Yield Fund  Market Fund   Fund          Balanced Fund
                                                         ------------   ---------------  -----------   ------------  -------------
Assets:

Investments, at value                                    $     6,359    $ 1,484,708      $   100,267   $   540,574   $    41,281
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Cash and foreign currency                                          6          1,283              175            68            18
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Receivable for investments and foreign currency sold               3          4,687                0           564            21
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Receivable for Fund shares sold                                   10            901           47,729         1,269             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Variation margin receivable                                        0              0                0             0             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Interest and dividends receivable                                 56         27,337               36        10,996           439
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Other assets                                                       0              0                0             1             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
                                                               6,434      1,518,916          148,207       553,472        41,759
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

Liabilities:

Payable for investments and foreign currency purchased   $     2,691    $    18,123    $           0   $     8,219   $         0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Written options outstanding                                        6              0                0             0             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Payable for Fund shares redeemed                                   0            507            2,455        31,741             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Dividends payable                                                  0          2,055              372            19             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Accrued investment advisor's fee                                   1            299               15           176            14
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Accrued administrator's fee                                        1            345               31           125             9
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Accrued distribution fee                                           0            209                2            46             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Accrued servicing fee                                              0             77                8            25             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Variation margin payable                                           0              0                0         2,975           170
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Other liabilities                                                  0            129               64             0             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
                                                               2,699         21,744            2,947        43,326           193
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Net Assets                                               $     3,735    $ 1,497,172      $   145,260   $   510,146   $    41,566
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

Net Assets Consist of:

Paid in capital                                          $     3,717    $ 1,500,639      $   145,260   $   431,852   $    39,092
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Undistributed (overdistributed) net investment income              0          1,010                0        26,302         1,079
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Accumulated undistributed net realized gain (loss)                (9)       (71,729)               0        41,170           438
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Net unrealized appreciation (depreciation)                        27         67,252                0        10,822           957
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
                                                         $     3,735    $ 1,497,172      $   145,260   $   510,146   $    41,566
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

Shares Issued and Outstanding

Institutional Class                                              344         93,017           37,641        26,653         3,452
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Administrative Class                                               0          2,028              645            80             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Retail Classes                                                    28         33,801          106,976         9,241             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                      $     10.04    $     11.62      $      1.00   $     14.19   $     12.04
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Administrative Class                                               0          11.62             1.00         14.17             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Class A                                                        10.04          11.62             1.00         14.17             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Class B                                                        10.04          11.62             1.00         14.14             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Class C                                                        10.04          11.62             1.00         14.15             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

Cost of Investments Owned                                      6,326      1,417,566          100,267       538,009        41,088
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------
Cost of Foreign Currency Held                                      4              0                0             0             0
----------------------------------------------------     ------------   ---------------  -----------   ------------  -------------

* With respect to the Retail Classes, the redemption price may vary by the length of time shares are held.



22  PIMCO Funds See accompanying notes

Statement of Operations


For the period ended September 30, 1997 (Unaudited)

$ in thousands

                                                       Total          Total           Total            Total Return   Moderate
                                                       Return Fund    Return Fund II  Return Fund III  Mortgage Fund  Duration Fund
                                                       ------------   --------------- ---------------  -------------  -------------
Investment Income:

Interest                                               $   476,771    $    14,991     $     7,682      $        36    $     1,492
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Dividends                                                      561              0               0                0            117
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Total Income                                               477,332         14,991           7,682               36          1,609
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

Expenses:

Investment advisory fees                                    17,946            550             290                1             61
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Administration fees                                         13,578            550             290                1             48
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Distribution fees-Administrative Class                         229              8               0                0              0
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Distribution and servicing fees-Retail Classes               2,331              0               0                0              0
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Trustees' fees                                                 109              4               2                0              0
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Reorganization costs                                             0              0               0                0              0
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Miscellaneous                                                  124             12               0                0              0
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Total expenses                                              34,317          1,124             582                2            109
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

Net Investment Income                                      443,015         13,867           7,100               34          1,500
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                     51,657          3,903             685                2            (10)
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Net realized gain on futures contracts and written
     options                                               203,941          4,994           3,779                0            269
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Net realized gain on foreign currency transactions          22,817              0              50                0             37
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Net change in unrealized appreciation
(depreciation) on investments                              235,342          9,158           3,422               20            765
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Net change in unrealized appreciation
   (depreciation) on futures contracts and written
     options                                               106,430            268           1,316                0            106
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------
Net change in unrealized appreciation
   (depreciation) on translation of assets and
     liabilities denominated in foreign currencies          (6,124)             0             (24)               0             (4)
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

        Net gain                                           614,063         18,323           9,228               22          1,163
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

Net Increase in Assets Resulting from Operations       $ 1,057,078    $    32,190     $    16,328      $        56    $     2,663
----------------------------------------------------   ------------   --------------- ---------------  -------------  -------------

                               1997 Semiannual Report See accompanying notes 23

For the period ended September 30, 1997 (Unaudited)

$ in thousands


                                       Low                Low                Low                Low Duration
                                       Duration Fund      Duration Fund II   Duration Fund III  Mortgage Fund      Short-Term Fund
                                       -----------------  -----------------  -----------------  -----------------  -----------------
Investment Income:

Interest                               $     97,276       $    10,944        $         375      $         32       $      6,185
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Dividends                                         0                 0                    0                 0                  0
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Total Income                               97,276            10,944                  375                32              6,185
=====================================  =================  =================  =================  =================  =================

Expenses:

Investment advisory fees                      3,668               420                   14                 1                235
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Administration fees                           2,783               420                   14                 1                195
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Distribution fees-Administrative
  Class                                          33                 0                    0                 0                  4
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Distribution and servicing
  fees-Retail Classes                           334                 0                    0                 0                 17
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Trustees' fees                                   23                 3                    0                 0                  1
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Reorganization costs                              0                 0                    0                 0                  0
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Miscellaneous                                    36                 2                    0                 0                  0
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Total expenses                              6,877               845                   28                 2                452
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------

Net Investment Income                        90,399            10,099                  347                30              5,733
=====================================  =================  =================  =================  =================  =================

Net Realized and Unrealized
  Gain (Loss):

Net realized gain (loss) on
  investments                                12,352               667                   66                (3)                47
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) on
  futures contracts and written
  options                                     3,576               566                    0                 0                 11
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) on foreign
  currency transactions                         263                 0                    0                 0                389
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Net change in unrealized appreciation
  (depreciation) on investments              48,872             3,956                  103                47              1,052
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                        (2,504)              546                    0                 0                 26
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                        (484)                0                    0                 0               (135)
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net gain                                   62,075             5,735                  169                44              1,390
-------------------------------------  -----------------  -----------------  -----------------  -----------------  -----------------

Net Increase in Assets Resulting
  from Operations                      $    152,474       $    15,834        $         516      $         74       $      7,123
=====================================  =================  =================  =================  =================  =================

24    PIMCO Funds See accompanying notes


                                                                                                                    Emerging
                                        Long-Term          Real Return        Foreign            Global             Markets
                                        U.S. Gov't Fund    Bond Fund          Bond Fund          Bond Fund          Bond Fund
                                        ----------------   ----------------   ----------------   ----------------   ----------------
Investment Income:

Interest                                $     1,186        $       204        $     6,754        $     6,465        $        45
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Dividends                                         0                  0                  0                  0                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
  Total Income                                1,186                204              6,754              6,465                 45
=====================================   ================   ================   ================   ================   ================

Expenses:

Investment advisory fees                         44                 10                344                306                  3
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Administration fees                              47                 11                355                367                  2
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Distribution fees-Administrative
  Class                                           0                  0                  0                  6                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Distribution and servicing fees-
  Retail Classes                                 12                  7                 45                  0                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Trustees' fees                                    0                  0                  2                  2                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Reorganization costs                              0                  0                  0                  0                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Miscellaneous                                     0                  0                  0                  0                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
  Total expenses                                103                 28                746                681                  5
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------

Net Investment Income                         1,083                176              6,008              5,784                 40
=====================================   ================   ================   ================   ================   ================

Net Realized and Unrealized Gain
  (Loss):

Net realized gain (loss) on
  investments                                   840                (38)             1,039              1,757                  0
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Net realized gain (loss) on futures
  contracts and written options                 522                  0                667              2,151                 (1)
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Net realized gain (loss) on foreign
  currency transactions                           0                 21             (1,043)              (867)                (7)
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Net change in unrealized appreciation
  (depreciation) on investments               1,055                 46              4,476              2,529                 33
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                            36                  0                416              1,590                 (3)
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                           0                (10)             6,953             (1,604)                (3)
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------

  Net gain                                    2,453                 19             12,508              5,556                 19
-------------------------------------   ----------------   ----------------   ----------------   ----------------   ----------------

Net Increase in Assets Resulting
  from Operations                       $     3,536        $       195        $    18,516        $    11,340        $        59
=====================================   ================   ================   ================   ================   ================


                                                                      Money                  StocksPLUS             Strategic
                                               High Yield Fund        Market Fund            Fund                   Balanced Fund
                                               ----------------       ----------------       ----------------       ----------------
Investment Income:

Interest                                       $     53,107           $      3,675           $     36,816           $      1,418
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Dividends                                             3,283                      0                      0                      5
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
  Total Income                                       56,390                  3,675                 36,816                  1,423
============================================   ================       ================       ================       ================

Expenses:

Investment advisory fees                              1,497                     98                    839                     38
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Administration fees                                   1,749                    201                    582                     24
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Distribution fees-Administrative Class                   18                      0                      1                      0
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Distribution and servicing fees-Retail
  Classes                                             1,541                     59                    271                      0
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Trustees' fees                                            9                      1                      3                      0
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Reorganization costs                                      1                      0                      1                      0
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Miscellaneous                                             2                      2                      0                      0
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
  Total expenses                                      4,817                    361                  1,697                     62
--------------------------------------------   ----------------       ----------------       ----------------       ----------------

Net Investment Income                                51,573                  3,314                 35,119                  1,361
============================================   ================       ================       ================       ================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments               6,591                      0                    143                     11
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Net realized gain (loss) on futures
  contracts and written options                           0                      0                 28,324                    110
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Net realized gain (loss) on foreign currency
  transactions                                            0                      0                    714                     12
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Net change in unrealized appreciation
  (depreciation) on investments                      45,087                      0                  2,342                    169
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and
     written options                                      0                      0                 19,187                  1,004
--------------------------------------------   ----------------       ----------------       ----------------       ----------------
Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities denominated in foreign
  currencies                                              0                      0                   (263)                   (11)
--------------------------------------------   ----------------       ----------------       ----------------       ----------------

   Net gain                                          51,678                      0                 50,447                  1,295
--------------------------------------------   ----------------       ----------------       ----------------       ----------------

Net Increase in Assets Resulting from
   Operations                                  $    103,251           $      3,314           $     85,566           $      2,656
============================================   ================       ================       ================       ================


                               1997 Semiannual Report See accompanying notes  25

Statement of Changes in Net Assets


$ in thousands
                                                 Total Return Fund                        Total Return Fund II
                                                 --------------------------------------   ------------------------------------
                                                       Period Ended          Year Ended         Period Ended         Year Ended
                                                 September 30, 1997      March 31, 1997   September 30, 1997     March 31, 1997
Increase (Decrease) in Net Assets from:                 (Unaudited)                              (Unaudited)
Operations

Net investment income                                  $    443,015  $          770,314     $         13,867    $        29,897
---------------------------------------------------    ---------------------------------    ------------------------------------
Net realized gain (loss)                                    278,415             (57,928)               8,897             (3,972)
---------------------------------------------------    ---------------------------------    ------------------------------------
Net change in unrealized appreciation (depreciation)        335,648              15,459                9,426                514
---------------------------------------------------    ---------------------------------    ------------------------------------
Net increase (decrease) resulting from operations         1,057,078             727,845               32,190             26,439
---------------------------------------------------    ---------------------------------    ------------------------------------


Distributions to Shareholders

From net investment income
 Institutional Class                                       (422,171)           (737,816)             (13,662)           (29,298)
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                        (5,475)             (8,454)                (203)              (270)
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                             (15,511)             (5,252)                   0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
In excess of net investment income
 Institutional Class                                              0             (18,432)                   0               (328)
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                             0                (211)                   0                 (3)
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                                   0                (131)                   0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
From net realized capital gains
 Institutional Class                                              0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                             0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                                   0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
In excess of net realized capital gains
 Institutional Class                                              0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                             0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                                   0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
Tax basis return of capital
 Institutional Class                                              0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                             0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                                   0                   0                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------


Total Distributions                                        (443,157)           (770,296)             (13,865)           (29,899)

---------------------------------------------------    ---------------------------------    ------------------------------------

Fund Share Transactions

Receipts for shares sold
 Institutional Class                                      2,458,153           3,709,839              117,957             88,832
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                        93,312             132,504                4,203              1,824
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                             219,388              59,247                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
Issued in reorganization
 Retail Classes                                                   0             499,338                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                        338,693             606,425               12,193             28,378
---------------------------------------------------    ---------------------------------    ------------------------------------
 Administrative Class                                         5,373               8,479                  201                273
---------------------------------------------------    ---------------------------------    ------------------------------------
 Retail Classes                                              11,573               3,729                    0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
Cost of shares redeemed
Institutional Class                                      (1,780,010)         (2,001,935)            (237,696)           (90,902)
---------------------------------------------------    ---------------------------------    ------------------------------------
Administrative Class                                        (29,650)            (94,080)                (946)               (93)
---------------------------------------------------    ---------------------------------    ------------------------------------
Retail Classes                                              (83,784)            (34,612)                   0                  0
---------------------------------------------------    ---------------------------------    ------------------------------------
Net increase (decrease) resulting from Fund share
     transactions                                         1,233,048           2,888,934             (104,088)            28,312
---------------------------------------------------    ---------------------------------    ------------------------------------


Total Increase (Decrease) in Net Assets                   1,846,969           2,846,483              (85,763)            24,852
---------------------------------------------------    ---------------------------------    ------------------------------------


Net Assets

Beginning of period                                      13,198,706          10,352,223              483,755            458,903
---------------------------------------------------    ---------------------------------    ------------------------------------
End of period *                                        $ 15,045,675        $ 13,198,706        $     397,992       $    483,755
---------------------------------------------------    ---------------------------------    ------------------------------------


*Including net undistributed (overdistributed)
     investment income of:                             $    (25,420)       $    (25,279)       $      (1,500)      $     (1,503)
---------------------------------------------------    ---------------------------------    ------------------------------------

                                                       Total Return Fund III
                                                       ------------------------------------
                                                           Period Ended          Year Ended
                                                     September 30, 1997      March 31, 1997
Increase (Decrease) in Net Assets from:                     (Unaudited)
Operations

Net investment income                                  $          7,100    $         10,473
---------------------------------------------------    ------------------------------------
Net realized gain (loss)                                          4,514              (2,381)
---------------------------------------------------    ------------------------------------
Net change in unrealized appreciation (depreciation)              4,714               2,258
---------------------------------------------------    ------------------------------------
Net increase (decrease) resulting from operations                16,328              10,350
---------------------------------------------------    ------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                            (7,088)            (10,093)
---------------------------------------------------    ------------------------------------
  Administrative Class                                               (3)                  0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
In excess of net investment income
  Institutional Class                                                 0                (380)
---------------------------------------------------    ------------------------------------
  Administrative Class                                                0                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
From net realized capital gains
  Institutional Class                                                 0                (283)
---------------------------------------------------    ------------------------------------
  Administrative Class                                                0                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                   0
---------------------------------------------------    ------------------------------------
  Administrative Class                                                0                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
Tax basis return of capital
  Institutional Class                                                 0                   0
---------------------------------------------------    ------------------------------------
  Administrative Class                                                0                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------


Total Distributions                                              (7,091)            (10,756)
---------------------------------------------------    ------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                            92,231              56,444
---------------------------------------------------    ------------------------------------
  Administrative Class                                              125                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
Issued in reorganization
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                             6,725              10,374
---------------------------------------------------    ------------------------------------
  Administrative Class                                                0                   0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
Cost of shares redeemed
  Institutional Class                                            (8,479)            (15,338)
---------------------------------------------------    ------------------------------------
  Administrative Class                                               (3)                  0
---------------------------------------------------    ------------------------------------
  Retail Classes                                                      0                   0
---------------------------------------------------    ------------------------------------
Net increase (decrease) resulting from Fund share
  transactions                                                   90,599              51,480
---------------------------------------------------    ------------------------------------

Total Increase (Decrease) in Net Assets                          99,836              51,074
---------------------------------------------------    ------------------------------------

Net Assets

Beginning of period                                             193,297             142,223
---------------------------------------------------    ------------------------------------
End of period *                                            $    293,133        $    193,297
---------------------------------------------------    ------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                                 $       (871)       $       (880)
---------------------------------------------------    ------------------------------------

 26  PIMCO Funds See accompanying notes



                                                       Total Return
                                                       Mortgage Fund   Moderate Duration Fund
                                                  ------------------   -------------------------------------
                                                        Period Ended         Period Ended         Year Ended
                                                  September 30, 1997   September 30, 1997     March 31, 1997
                                                         (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets from:

Operations

Net investment income                                  $         34        $      1,500        $        160
------------------------------------------------  -----------------    -------------------------------------
Net realized gain (loss)                                          2                 296                 (12)
------------------------------------------------  -----------------    -------------------------------------
Net change in unrealized appreciation (depreciation)             20                 867                (164)
------------------------------------------------  -----------------    -------------------------------------
Net increase (decrease) resulting from operations                56               2,663                 (16)
------------------------------------------------  -----------------    -------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                           (36)             (1,501)               (159)
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
In excess of net investment income
  Institutional Class                                             0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
From net realized capital gains
  Institutional Class                                             0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------

In excess of net realized capital gains
  Institutional Class                                             0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
Tax basis return of capital
  Institutional Class                                             0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------

 Total Distributions                                            (36)             (1,501)               (159)
------------------------------------------------  -----------------    -------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                         3,315              59,993              13,681
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
Issued in reorganization
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                            36               1,499                 159
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
Cost of shares redeemed
  Institutional Class                                             0              (3,268)               (207)
------------------------------------------------  -----------------    -------------------------------------
  Administrative Class                                            0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
  Retail Classes                                                  0                   0                   0
------------------------------------------------  -----------------    -------------------------------------
Net increase (decrease) resulting from Fund share
     transactions                                             3,351              58,224              13,633
------------------------------------------------  -----------------    -------------------------------------

Total Increase (Decrease) in Net Assets                       3,371              59,386              13,458
------------------------------------------------  -----------------    -------------------------------------


Net Assets

Beginning of period                                               0              13,458                   0
------------------------------------------------  -----------------    -------------------------------------
End of period *                                        $      3,371        $     72,844        $     13,458
------------------------------------------------  -----------------    -------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                             $         (2)       $          2        $          2
------------------------------------------------  -----------------    -------------------------------------




                                                   Low Duration Fund                       Low Duration Fund II
                                                   --------------------------------------  --------------------------------------
                                                         Period Ended          Year Ended        Period Ended          Year Ended
                                                   September 30, 1997      March 31, 1997  September 30, 1997      March 31, 1997
                                                          (Unaudited)                             (Unaudited)
Increase (Decrease) in Net Assets from:
Operations

Net investment income                                   $     90,399        $    177,362        $     10,099        $     17,299
-------------------------------------------------  -------------------------------------   -------------------------------------
Net realized gain (loss)                                      16,191               1,645               1,233              (1,091)
-------------------------------------------------  -------------------------------------   -------------------------------------
Net change in unrealized appreciation (depreciation)          45,884               4,354               4,502                (128)
-------------------------------------------------  -------------------------------------   -------------------------------------
Net increase (decrease) resulting from operations            152,474             183,361              15,834              16,080
-------------------------------------------------  -------------------------------------   -------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                        (86,047)           (170,430)            (10,091)            (15,937)
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                          (787)               (511)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                              (3,524)             (1,302)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
In excess of net investment income
  Institutional Class                                              0              (5,074)                  0                (469)
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                             0                 (15)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                                   0                 (38)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
From net realized capital gains
  Institutional Class                                              0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                             0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                                   0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
In excess of net realized capital gains
  Institutional Class                                              0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                             0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                                   0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
Tax basis return of capital
  Institutional Class                                              0                   0                   0                (280)
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                             0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                                   0                   0                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------

Total Distributions                                          (90,358)           (177,370)            (10,091)            (16,686)
-------------------------------------------------  -------------------------------------   -------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                        744,927           1,394,715              83,817             139,963
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                        10,591              22,564                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                             143,832              39,148                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
Issued in reorganization
  Retail Classes                                                   0             120,271                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                         71,486             149,996               9,569              15,824
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                           781                 518                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                               3,017               1,143                   0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
Cost of shares redeemed
  Institutional Class                                       (874,976)         (1,432,178)           (111,764)            (69,105)
-------------------------------------------------  -------------------------------------   -------------------------------------
  Administrative Class                                        (9,218)             (1,971)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
  Retail Classes                                            (137,525)            (31,492)                  0                   0
-------------------------------------------------  -------------------------------------   -------------------------------------
Net increase (decrease) resulting from Fund share
     transactions                                            (47,085)            262,714             (18,378)             86,682
-------------------------------------------------  -------------------------------------   -------------------------------------

Total Increase (Decrease) in Net Assets                       15,031             268,705             (12,635)             86,076
-------------------------------------------------  -------------------------------------   -------------------------------------

Net Assets

Beginning of period                                        2,948,815           2,680,110             339,375             253,299
-------------------------------------------------  -------------------------------------   -------------------------------------
End of period *                                         $  2,963,846        $  2,948,815        $    326,740        $    339,375
-------------------------------------------------  -------------------------------------   -------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                              $     (6,991)       $     (7,032)       $     (1,265)       $     (1,272)
-------------------------------------------------  -------------------------------------   -------------------------------------

                            1997 Semiannual Report See accompanying notes  27

$ in thousands


                                                                                               Low Duration
                                                      Low Duration Fund III                   Mortgage Fund
                                                      -----------------------------------  ------------------
                                                            Period Ended       Year Ended        Period Ended
                                                      September 30, 1997   March 31, 1997  September 30, 1997
Increase (Decrease) in Net Assets from:                      (Unaudited)                          (Unaudited)
Operations

Net investment income                                    $     347        $     149        $          30
-----------------------------------------------------  ----------------------------------  ------------------
Net realized gain (loss)                                        66              (32)                  (3)
-----------------------------------------------------  ----------------------------------  ------------------
Net change in unrealized appreciation (depreciation)           103              (61)                  47
-----------------------------------------------------  ----------------------------------  ------------------
Net increase (decrease) resulting from operations              516               56                   74
=====================================================  ==================================  ==================


Distributions to Shareholders

From net investment income

  Institutional Class                                         (348)            (149)                 (31)
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
In excess of net investment income
  Institutional Class                                            0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
From net realized capital gains
  Institutional Class                                            0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
In excess of net realized capital gains
  Institutional Class                                            0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
Tax basis return of capital
  Institutional Class                                            0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                    0
-----------------------------------------------------  ----------------------------------  ------------------

Total Distributions                                           (348)            (149)                 (31)
=====================================================  ==================================  ==================


Fund Share Transactions

Receipts for shares sold

  Institutional Class                                        1,750           10,000                 3,300
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
Issued in reorganization
  Retail Classes                                                 0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
Issued as reinvestment of distributions
  Institutional Class                                          347              149                    31
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
Cost of shares redeemed
  Institutional Class                                            0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
  Administrative Class                                           0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
  Retail Classes                                                 0                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
Net increase (decrease) resulting from Fund share
     transactions                                            2,097           10,149                 3,331
-----------------------------------------------------  ----------------------------------  ------------------

Total Increase (Decrease) in Net Assets                      2,265           10,056                 3,374
=====================================================  ==================================  ==================

Net Assets

Beginning of period                                         10,056                0                     0
-----------------------------------------------------  ----------------------------------  ------------------
End of period *                                          $  12,321        $  10,056        $        3,374
-----------------------------------------------------  ----------------------------------  ------------------

*Including net undistributed (overdistributed)
     investment income of:                               $      (5)       $      (5)       $            0
-----------------------------------------------------  ----------------------------------  ------------------



                                                         Short-Term Fund
                                                         -----------------------------------------
                                                         Period Ended                   Year Ended
Increase (Decrease) in Net Assets from:                  Septembeer 30, 1997        March 31, 1997

Operations

Net investment income                                     $         5,733          $        7,616
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              447                     282
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  943                     620
--------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from operations                   7,123                   8,518
==================================================================================================

Distributions to Shareholders

From net investment income
  Institutional Class                                              (5,366)                 (7,220)
--------------------------------------------------------------------------------------------------
  Administrative Class                                               (102)                  (221)
--------------------------------------------------------------------------------------------------
  Retail Classes                                                     (251)                   (15)
--------------------------------------------------------------------------------------------------
In excess of net investment income
  Institutional Class                                                   0                   (156)
--------------------------------------------------------------------------------------------------
  Administrative Class                                                  0                     (5)
--------------------------------------------------------------------------------------------------
  Retail Classes                                                        0                      0
--------------------------------------------------------------------------------------------------
From net realized capital gains
  Institutional Class                                                   0                      0
--------------------------------------------------------------------------------------------------
  Administrative Class                                                  0                      0
--------------------------------------------------------------------------------------------------
  Retail Classes                                                        0                      0
--------------------------------------------------------------------------------------------------
In excess of net realized capital gains
  Institutional Class                                                   0                      0
--------------------------------------------------------------------------------------------------
  Administrative Class                                                  0                      0
--------------------------------------------------------------------------------------------------
  Retail Classes                                                        0                      0
--------------------------------------------------------------------------------------------------
Tax basis return of capital
  Institutional Class                                                   0                      0
--------------------------------------------------------------------------------------------------
  Administrative Class                                                  0                      0
--------------------------------------------------------------------------------------------------
  Retail Classes                                                        0                      0
--------------------------------------------------------------------------------------------------

Total Distributions                                                (5,719)                (7,617)
==================================================================================================

 Fund Share Transactions

 Receipts for shares sold
   Institutional Class                                            153,726                180,257
--------------------------------------------------------------------------------------------------
   Administrative Class                                             4,147                  8,640
--------------------------------------------------------------------------------------------------
   Retail Classes                                                  14,985                  6,035
--------------------------------------------------------------------------------------------------
 Issued in reorganization
   Retail Classes                                                       0                      0
--------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                               4,419                  6,243
--------------------------------------------------------------------------------------------------
  Administrative Class                                                 14                     15
--------------------------------------------------------------------------------------------------
  Retail Classes                                                      219                     10
--------------------------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                                            (143,369)              (132,676)
--------------------------------------------------------------------------------------------------
  Administrative Class                                             (4,021)                (8,162)
--------------------------------------------------------------------------------------------------
  Retail Classes                                                   (7,393)                (2,025)
--------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from Fund share
      transactions                                                 22,727                 58,337
--------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                            24,131                 59,238
==================================================================================================

Net Assets
Beginning of period                                               165,034                105,796
--------------------------------------------------------------------------------------------------
End of period *                                                 $ 189,165              $ 165,034
--------------------------------------------------------------------------------------------------
 *Including net undistributed (overdistributed)
      investment income of:                                     $    (193)             $    (208)
--------------------------------------------------------------------------------------------------

28 PIMCO Funds See accompanying notes

Statement of changes in Net Assets (Con't)

                                                        Long-Term U.S. Gov't Fund         Real Return Bond Fund
                                                        -------------------------------   -----------------------------------
                                                          Period Ended       Year Ended        Period Ended        Year Ended
                                                    September 30, 1997   March 31, 1997  September 30, 1997    March 31, 1997
                                                            (Unaudited)                          (Unaudited)

Increase (Decrease) in Net Assets from:

Operations

Net investment income                                 $        1,083     $       1,963    $          176       $           63
------------------------------------------------      ---------------------------------   ------------------------------------
Net realized gain (loss)                                       1,362              (431)              (17)                   1
------------------------------------------------      ---------------------------------   ------------------------------------
Net change in unrealized appreciation
  (depreciation)                                               1,091              (602)               36                  (67)
------------------------------------------------      ---------------------------------   ------------------------------------
Net increase (decrease) resulting from
  operations                                                   3,536               930               195                   (3)
------------------------------------------------      ---------------------------------   ------------------------------------

Distributions to Shareholders
From net investment income
  Institutional Class                                           (975)           (1,773)             (143)                 (45)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                            (2)                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                (102)              (13)              (34)                  (1)
------------------------------------------------      ---------------------------------   ------------------------------------
In excess of net investment income
  Institutional Class                                              0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                   0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
From net realized capital gains
Institutional Class                                                0              (693)                0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                   0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
In excess of net realized capital gains
  Institutional Class                                              0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                   0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Tax basis return of capital
  Institutional Class                                              0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                   0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------

Total Distributions                                           (1,079)           (2,479)             (177)                 (46)
------------------------------------------------      ---------------------------------   ------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                         30,755             6,985               278                5,636
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                         3,326                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                               4,431             1,987             1,921                  663
------------------------------------------------      ---------------------------------   ------------------------------------
  Issued in reorganization
  Retail Classes                                                   0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                            683             2,113               142                   45
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                  57                 3                29                    1
------------------------------------------------      ---------------------------------   ------------------------------------
Cost of shares redeemed
  Institutional Class                                        (18,752)          (20,121)                0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             0                 0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                (494)               (1)             (525)                   0
------------------------------------------------      ---------------------------------   ------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                          20,006            (9,034)            1,845                6,345
------------------------------------------------      ---------------------------------   ------------------------------------
Total Increase (Decrease) in Net Assets                       22,463           (10,583)            1,863                6,296
================================================      =================================   ====================================

Net Assets

Beginning of period                                           21,928            32,511             6,296                    0
------------------------------------------------      ---------------------------------   ------------------------------------
End of period *                                        $      44,391     $      21,928    $        8,159         $      6,296
------------------------------------------------      ---------------------------------   ------------------------------------
*Including net undistributed (overdistributed)
investment income of:                                  $         443     $         438    $           20         $         19
------------------------------------------------      ---------------------------------   ------------------------------------



                                                      Foreign Bond Fund                   Global Bond Fund
                                                      ---------------------------------   ------------------------------------
                                                          Period Ended       Year Ended        Period Ended        Year Ended
                                                    September 30, 1997   March 31, 1997  September 30, 1997    March 31, 1997
                                                            (Unaudited)                          (Unaudited)

Increase (Decrease) in Net Assets from:

Operations
Net investment income                                 $         6,008    $      17,013    $        5,784       $       12,777
------------------------------------------------      ---------------------------------   ------------------------------------
Net realized gain (loss)                                          663           25,654             3,041                  479
------------------------------------------------      ---------------------------------   ------------------------------------
Net change in unrealized appreciation
  (depreciation)                                               11,845           (7,478)            2,515               (4,670)
------------------------------------------------      ---------------------------------   ------------------------------------
Net increase (decrease) resulting from
  operations                                                   18,516           35,189            11,340                8,586
================================================      =================================   ------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                          (5,817)          (7,980)           (5,669)              (7,187)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             (3)              (0)             (112)                  (4)
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                 (184)              (6)                0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
In excess of net investment income
  Institutional Class                                               0                0                 0                  (17)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                              0                0                 0                   (0)
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                    0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
From net realized capital gains
  Institutional Class                                               0          (24,345)                0               (2,270)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                              0                0                 0                   (4)
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                    0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
In excess of net realized capital gains
  Institutional Class                                               0                0                 0               (5,240)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                              0                0                 0                   (9)
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                    0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Tax basis return of capital
  Institutional Class                                               0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                              0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                    0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------

Total Distributions                                            (6,004)         (32,331)           (5,781)             (14,731)
================================================      ---------------------------------   ------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                          94,892          155,503            60,200               87,843
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                            207               30            11,235                  632
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                               15,431            3,760                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Issued in reorganization
  Retail Classes                                                    0                0                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                           4,267           23,548             4,100               12,695
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                              3                0                96                   17
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                  162                6                 0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Cost of shares redeemed
  Institutional Class                                         (33,534)        (205,567)          (16,032)             (12,625)
------------------------------------------------      ---------------------------------   ------------------------------------
  Administrative Class                                             (9)               0           (10,939)                (273)
------------------------------------------------      ---------------------------------   ------------------------------------
  Retail Classes                                                 (705)              (8)                0                    0
------------------------------------------------      ---------------------------------   ------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                           80,714          (22,728)           48,660               88,289
------------------------------------------------      ---------------------------------   ------------------------------------
Total Increase (Decrease) in Net Assets                        93,226          (19,870)           54,219               82,144
------------------------------------------------      ---------------------------------   ------------------------------------

Net Assets

Beginning of period                                           238,623          258,493           215,977              133,833
------------------------------------------------      ---------------------------------   ------------------------------------
End of period *                                       $       331,849   $      238,623     $     270,196      $       215,977
------------------------------------------------      ---------------------------------   ------------------------------------
*Including net undistributed (overdistributed)
investment income of:                                 $        12,312   $       12,308     $       5,557      $         5,553
------------------------------------------------      ---------------------------------   ------------------------------------


                               1997 Semiannual Report See accompanying notes  29

                                                           Emerging
$ in thousands                                             Markets Fund        High Yield Fund
                                                           ------------------  ------------------------------------
                                                           Period Ended        Period Ended         Year Ended
                                                           September 30, 1997  September 30, 1997   March 31, 1997
Increase (Decrease) in Net Assets from:                    (Unaudited)         (Unaudited)
Operations

Net investment income                                      $        40         $    51,573         $    68,899
--------------------------------------------------------   -----------------   ------------------------------------
Net realized gain (loss)                                            (8)              6,591              15,566
--------------------------------------------------------   -----------------   ------------------------------------
Net change in unrealized appreciation (depreciation)                27              45,087               1,240
--------------------------------------------------------   -----------------   ------------------------------------
Net increase resulting from operations                              59             103,251              85,705
--------------------------------------------------------   -----------------   ------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                              (40)            (37,864)            (64,102)
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                (626)               (407)
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                    (1)            (13,079)             (4,408)
--------------------------------------------------------   -----------------   ------------------------------------
In excess of net investment income
  Institutional Class                                                0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                     0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
From net realized capital gains
  Institutional Class                                                0                   0              (9,166)
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                   0                 (88)
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                     0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
In excess of net realized capital gains
  Institutional Class                                                0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                     0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
Tax basis return of capital
  Institutional Class                                                0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                     0                   0                   0
--------------------------------------------------------   -----------------   ------------------------------------

Total Distributions                                                (41)            (51,569)            (78,171)
--------------------------------------------------------   -----------------   ------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                            3,400             393,380             414,058
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0              13,450              14,665
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                   290             114,122              32,970
--------------------------------------------------------   -----------------   ------------------------------------
Issued in reorganization
  Retail Classes                                                     0                   0             283,718
--------------------------------------------------------   -----------------   ------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                               39              34,541              69,870
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0                 441                 353
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                     1               7,658               2,502
--------------------------------------------------------   -----------------   ------------------------------------
Cost of shares redeemed
  Institutional Class                                                0            (127,621)           (286,865)
--------------------------------------------------------   -----------------   ------------------------------------
  Administrative Class                                               0              (1,348)             (5,554)
--------------------------------------------------------   -----------------   ------------------------------------
  Retail Classes                                                   (13)            (38,498)            (21,876)
--------------------------------------------------------   -----------------   ------------------------------------
Net increase (decrease) resulting from Fund share
  transactions                                                   3,717             396,125             503,841
--------------------------------------------------------   -----------------   ------------------------------------

Total Increase (Decrease) in Net Assets                          3,735             447,807             511,375
--------------------------------------------------------   -----------------   ------------------------------------

Net Assets

Beginning of period                                                  0           1,049,365             537,990
--------------------------------------------------------   -----------------   ------------------------------------
End of period *                                            $     3,735         $ 1,497,172         $ 1,049,365
--------------------------------------------------------   -----------------   ------------------------------------

*Including net undistributed (overdistributed)
     investment income of:                                 $         0         $     1,010         $     1,003
--------------------------------------------------------   -----------------   ------------------------------------



$ in thousands                                             Money Market Fund
                                                           -------------------------------------
                                                           Period Ended         Year Ended
                                                           September 30, 1997   March 31, 1997
Increase (Decrease) in Net Assets from:                    (Unaudited)
Operations

Net investment income                                      $     3,314         $     2,257
--------------------------------------------------------   -------------------------------------
Net realized gain (loss)                                             0                   0
--------------------------------------------------------   -------------------------------------
Net change in unrealized appreciation (depreciation)                 0                   0
--------------------------------------------------------   -------------------------------------
Net increase resulting from operations                           3,314               2,257
--------------------------------------------------------   -------------------------------------

Distributions to Shareholders

From net investment income
  Institutional Class                                             (967)             (1,360)
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                  (1)
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                (2,347)               (896)
--------------------------------------------------------   -------------------------------------
In excess of net investment income
  Institutional Class                                                0                   0
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                   0
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                     0                   0
--------------------------------------------------------   -------------------------------------
From net realized capital gains
  Institutional Class                                                0                   0
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                   0
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                     0                   0
--------------------------------------------------------   -------------------------------------
In excess of net realized capital gains
  Institutional Class                                                0                   0
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                   0
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                     0                   0
--------------------------------------------------------   -------------------------------------
Tax basis return of capital
  Institutional Class                                                0                   0
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                   0
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                     0                   0
--------------------------------------------------------   -------------------------------------

Total Distributions                                             (3,314)             (2,257)
--------------------------------------------------------   -------------------------------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                           59,441              48,817
--------------------------------------------------------   -------------------------------------
  Administrative Class                                             646                   8
--------------------------------------------------------   -------------------------------------
  Retail Classes                                             1,358,851             570,164
--------------------------------------------------------   -------------------------------------
Issued in reorganization
  Retail Classes                                                     0              69,202
--------------------------------------------------------   -------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                              749               1,077
--------------------------------------------------------   -------------------------------------
  Administrative Class                                               0                   1
--------------------------------------------------------   -------------------------------------
  Retail Classes                                                 1,705                 812
--------------------------------------------------------   -------------------------------------
Cost of shares redeemed
  Institutional Class                                          (46,048)            (52,332)
--------------------------------------------------------   -------------------------------------
  Administrative Class                                             (13)                 (7)
--------------------------------------------------------   -------------------------------------
  Retail Classes                                            (1,385,710)           (508,048)
--------------------------------------------------------   -------------------------------------
Net increase (decrease) resulting from Fund share
  transactions                                                 (10,379)            129,694
--------------------------------------------------------   -------------------------------------

Total Increase (Decrease) in Net Assets                        (10,379)            129,694
--------------------------------------------------------   -------------------------------------

Net Assets

Beginning of period                                            155,639              25,945
--------------------------------------------------------   -------------------------------------
End of period *                                            $   145,260         $   155,639
--------------------------------------------------------   -------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                   $         0         $         0
--------------------------------------------------------   -------------------------------------


30   PIMCO Funds See accompanying notes

                                                           StocksPLUS Fund                       Strategic Balanced Fund
                                                           -----------------------------------   -----------------------------------


                                                           Period Ended         Year Ended       Period Ended         Year Ended

                                                           September 30, 1997   March 31, 1997   September 30, 1997   March 31, 1997

Increase (Decrease) in Net Assets from:                    (Unaudited)                           (Unaudited)
Operations

Net investment income                                       $    35,119         $    22,028      $     1,361          $        772
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Net realized gain (loss)                                         29,181              19,189              133                   602
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Net change in unrealized appreciation (depreciation)             21,266             (10,645)           1,162                  (205)
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Net increase resulting from operations                           85,566              30,572            2,656                 1,169
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Distributions to Shareholders

From net investment income
  Institutional Class                                            (8,699)            (21,952)            (506)                 (632)
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                              (23)                 (8)               0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                 (2,121)               (324)               0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
In excess of net investment income
  Institutional Class                                                 0                   0                0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                                0                   0                0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                      0                   0                0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
From net realized capital gains
  Institutional Class                                                 0              (8,793)               0                  (212)
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                                0                   0                0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                      0                   0                0                     0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
In excess of net realized capital gains
  Institutional Class                                                 0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                                0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                      0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Tax basis return of capital
  Institutional Class                                                 0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                                0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                      0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Total Distributions                                             (10,843)            (31,077)             (506)                (844)
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Fund Share Transactions

Receipts for shares sold
  Institutional Class                                           143,556              91,156            29,225               10,032
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                              295                 746                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                101,736              30,494                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Issued in reorganization
  Retail Classes                                                      0                   0                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Issued as reinvestment of distributions
  Institutional Class                                             8,121              28,060                12                    3
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                               22                   8                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                  2,021                 306                 0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Cost of shares redeemed
  Institutional Class                                           (72,360)            (36,460)             (181)                   0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Administrative Class                                              (45)                (58)                0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
  Retail Classes                                                 (9,759)             (3,780)                0                    0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
Net increase (decrease) resulting from Fund share
  transactions                                                  173,587             110,472            29,056               10,035
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Total Increase (Decrease) in Net Assets                         248,310             109,967            31,206               10,360
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

Net Assets

Beginning of period                                             261,836             151,869             10,360                   0
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------
End of period *                                             $   510,146         $   261,836         $   41,566          $   10,360
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

*Including net undistributed (overdistributed)
  investment income of:                                     $    26,302         $     2,028         $    1,079          $      225
--------------------------------------------------------    ------------------  ---------------  -------------------  --------------

                              1997 Semiannual Report See accompanying notes   31

Financial Highlights - Institutional Classes

                                   Net Asset                    Net Realized    Total         Dividends     Dividends in
                                   Value                        and Unrealized  Income from   from Net      Excess of Net
Selected Per Share Data for        Beginning   Net Investment   Gain (Loss) on  Investment    Investment    Investment
the Year or Period Ended:          of Period   Income           Investments     Operations    Income        Income
                                  -----------  --------------   --------------  ------------- -----------   -------------
Total Return Fund

Institutional Class
09/30/97(a)                       $   10.27    $    0.33(b)     $   0.46(b)     $    0.79     $   (0.33)    $    0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/97                              10.29         0.68           (0.02)            0.66         (0.66)        (0.02)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/96                              10.02         0.81            0.29             1.10         (0.61)        (0.10)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/95                              10.25         0.64           (0.24)            0.40         (0.56)        (0.05)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/94                              10.91         0.68           (0.16)            0.52         (0.71)        (0.15)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/93                              10.46         0.76            0.76             1.52         (0.76)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Administrative Class
09/30/97(a)                           10.27         0.32(b)         0.46(b)          0.78         (0.32)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/97                              10.29         0.66(b)        (0.02)(b)         0.64         (0.64)        (0.02)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/96                              10.01         0.80            0.29             1.09         (0.60)        (0.09)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
09/07/94-03/31/95                     10.00         0.31            0.06             0.37         (0.32)        (0.03)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Total Return Fund II

Institutional Class
09/30/97(a)                       $    9.85    $    0.32(b)     $   0.39(b)     $    0.71     $   (0.32)    $    0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/97                               9.89         0.61           (0.02)            0.59         (0.62)        (0.01)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
11/01/95-03/31/96                     10.21         0.25           (0.17)            0.08         (0.26)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
10/31/95                               9.39         0.69            0.76             1.45         (0.62)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
10/31/94                              10.38         0.51           (0.88)           (0.37)        (0.51)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
10/31/93                               9.99         0.61            0.74             1.35         (0.61)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
12/30/91-10/31/92(b)                  10.00         0.49            0.23             0.72         (0.49)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Administrative Class
09/30/97(a)                            9.85         0.31(b)         0.39(b)          0.70         (0.31)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/97                               9.89         0.59           (0.02)            0.57         (0.60)        (0.01)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
11/01/95-03/31/96                     10.22         0.24           (0.17)            0.07         (0.26)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
11/30/94-10/31/95                      9.34         0.56            0.88             1.44         (0.55)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Total Return Fund III

Institutional Class
09/30/97(a)                       $    9.15    $    0.29(b)     $   0.39(b)     $    0.68     $   (0.29)    $    0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/97                               9.13         0.55            0.05             0.60         (0.55)        (0.02)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/96                               8.99         0.72            0.17             0.89         (0.54)        (0.09)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/95                               9.18         0.59           (0.16)            0.43         (0.52)        (0.02)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/94                               9.81         0.59           (0.03)            0.56         (0.66)        (0.12)
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
03/31/93                              10.31         0.64            0.75             1.39         (0.64)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Administrative Class
04/11/97-09/30/97(a)                   9.12         0.26(b)         0.41(b)          0.67         (0.25)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Total Return Mortgage Fund

Institutional Class
07/31/97-09/30/97(a)              $   10.00    $    0.11(b)     $   0.06(b)     $    0.17     $   (0.11)    $    0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

Moderate Duration Fund

Institutional Class
09/30/97(a)                       $    9.83     $   0.31(b)     $   0.26(b)     $    0.57     $   (0.30)    $    0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------
12/31/96-03/31/97                     10.00         0.15           (0.17)           (0.02)        (0.15)         0.00
-----------------------------     -----------  --------------   --------------  ------------- -----------   -------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.

32  PIMCO Funds See accompanying notes

                              Distributions    Distributions
                              from Net         in Excess of    Tax Basis                   Net Asset
Selected Per Share Data for   Realized         Net Realized    Return of   Total           Value End
the Year or Period Ended:     Capital Gains    Capital Gains   Capital     Distributions   of Period
                              -------------    -------------   ---------   -------------   ----------
Total Return Fund

Institutional Class
09/30/97(a)                   $   0.00         $   0.00        $  0.00     $   (0.33)      $  10.73
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/97                          0.00             0.00           0.00         (0.68)         10.27
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/96                         (0.12)            0.00           0.00         (0.83)         10.29
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/95                          0.00             0.00          (0.02)        (0.63)         10.02
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/94                         (0.30)           (0.02)          0.00         (1.18)         10.25
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/93                         (0.31)            0.00           0.00         (1.07)         10.91
-------------------------     -------------    -------------   ---------   -------------   ----------

Administrative Class
09/30/97(a)                       0.00             0.00           0.00         (0.32)         10.73
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/97                          0.00             0.00           0.00         (0.66)         10.27
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/96                         (0.12)            0.00           0.00         (0.81)         10.29
-------------------------     -------------    -------------   ---------   -------------   ----------
09/07/94-03/31/95                 0.00             0.00          (0.01)        (0.36)         10.01
-------------------------     -------------    -------------   ---------   -------------   ----------

Total Return Fund II

Institutional Class
09/30/97(a)                   $   0.00         $   0.00        $  0.00     $   (0.32)      $  10.24
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/97                          0.00             0.00           0.00         (0.63)          9.85
-------------------------     -------------    -------------   ---------   -------------   ----------
11/01/95-03/31/96                (0.09)           (0.05)          0.00         (0.40)          9.89
-------------------------     -------------    -------------   ---------   -------------   ----------
10/31/95                         (0.01)            0.00           0.00         (0.63)         10.21
-------------------------     -------------    -------------   ---------   -------------   ----------
10/31/94                         (0.05)            0.00          (0.06)        (0.62)          9.39
-------------------------     -------------    -------------   ---------   -------------   ----------
10/31/93                         (0.35)            0.00           0.00         (0.96)         10.38
-------------------------     -------------    -------------   ---------   -------------   ----------
12/30/91-10/31/92(b)             (0.24)            0.00           0.00         (0.73)          9.99
-------------------------     -------------    -------------   ---------   -------------   ----------

Administrative Class
09/30/97(a)                       0.00             0.00           0.00         (0.31)         10.24
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/97                          0.00             0.00           0.00         (0.61)          9.85
-------------------------     -------------    -------------   ---------   -------------   ----------
11/01/95-03/31/96                (0.09)           (0.05)          0.00         (0.40)          9.89
-------------------------     -------------    -------------   ---------   -------------   ----------
11/30/94-10/31/95                (0.01)            0.00           0.00         (0.56)         10.22
-------------------------     -------------    -------------   ---------   -------------   ----------

Total Return Fund III

Institutional Class
09/30/97(a)                   $   0.00         $   0.00        $  0.00     $   (0.29)      $   9.54
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/97                          0.00            (0.01)          0.00         (0.58)          9.15
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/96                         (0.12)            0.00           0.00         (0.75)          9.13
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/95                          0.00             0.00          (0.08)        (0.62)          8.99
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/94                         (0.20)           (0.21)          0.00         (1.19)          9.18
-------------------------     -------------    -------------   ---------   -------------   ----------
03/31/93                         (1.25)            0.00           0.00         (1.89)          9.81
-------------------------     -------------    -------------   ---------   -------------   ----------

Administrative Class
04/11/97-09/30/97(a)              0.00             0.00           0.00         (0.25)          9.54
-------------------------     -------------    -------------   ---------   -------------   ----------

Total Return Mortgage Fund

Institutional Class
07/31/97-09/30/97(a)          $   0.00         $   0.00        $  0.00     $   (0.11)      $  10.06
-------------------------     -------------    -------------   ---------   -------------   ----------

Moderate Duration Fund

Institutional Class
09/30/97(a)                   $   0.00         $   0.00        $  0.00     $   (0.30)      $  10.10
-------------------------     -------------    -------------   ---------   -------------   ----------
12/31/96-03/31/97                 0.00             0.00           0.00         (0.15)          9.83
-------------------------     -------------    -------------   ---------   -------------   ----------
                                                                            Ratio of Net
                                                              Ratio of      Investment
                                                              Expenses to   Income to
Selected Per Share Data for                  Net Assets End   Average Net   Average Net    Portfolio
the Year or Period Ended:     Total Return   of Period(000s)  Assets        Assets         Turnover Rate
                              ------------   ---------------  -----------   ------------   -------------
Total Return Fund

Institutional Class
09/30/97(a)                        7.77%      $14,126,441           0.43%+        6.22%+           85%
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/97                           6.60        12,528,536           0.43          6.60            173
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/96                          11.14        10,247,605           0.42          6.85            221
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/95                           4.22         7,239,735           0.41          6.72             98
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/94                           4.55         5,008,160           0.41          6.27            177
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/93                          15.29         3,155,441           0.43          7.07             90
-------------------------     ------------   ---------------  -----------   ------------   -------------

Administrative Class
09/30/97(a)                        7.63           228,074           0.68+         5.96+            85
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/97                           6.34           151,194           0.68          6.35            173
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/96                          10.99           104,618           0.68          6.64            221
-------------------------     ------------   ---------------  -----------   ------------   -------------
09/07/94-03/31/95                  3.76             9,037           0.66+         6.54+            98
-------------------------     ------------   ---------------  -----------   ------------   -------------

Total Return Fund II

Institutional Class
09/30/97(a)                        7.27%      $   388,962           0.51%+        6.31%+          178%
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/97                           6.15           478,451           0.50          6.38            293
-------------------------     ------------   ---------------  -----------   ------------   -------------
11/01/95-03/31/96                  0.78           455,583           0.51+         6.36+            73
-------------------------     ------------   ---------------  -----------   ------------   -------------
10/31/95                          15.96           442,091           0.50          6.47             41
-------------------------     ------------   ---------------  -----------   ------------   -------------
10/31/94                          (3.58)          357,900           0.50          5.22             99
-------------------------     ------------   ---------------  -----------   ------------   -------------
10/31/93                          13.79           371,260           0.50          5.38             50
-------------------------     ------------   ---------------  -----------   ------------   -------------
12/30/91-10/31/92(b)               7.52           287,113           0.50+         5.83+           134
-------------------------     ------------   ---------------  -----------   ------------   -------------

Administrative Class
09/30/97(a)                        7.14             9,030           0.76+         6.03+           178
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/97                           5.88             5,304           0.75          6.13            293
-------------------------     ------------   ---------------  -----------   ------------   -------------
11/01/95-03/31/96                  0.57             3,320           0.76+         6.06+            73
-------------------------     ------------   ---------------  -----------   ------------   -------------
11/30/94-10/31/95                 15.92             3,163           0.76+         6.22+            41
-------------------------     ------------   ---------------  -----------   ------------   -------------

Total Return Fund III

Institutional Class
09/30/97(a)                        7.49%      $   293,006           0.50%+        6.10%+           84%
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/97                           6.76           193,297           0.51          6.21             90
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/96                          10.06           142,223           0.50          6.82            177
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/95                           4.92            99,497           0.50          6.95            146
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/94                           5.64            97,522           0.50          6.00             95
-------------------------     ------------   ---------------  -----------   ------------   -------------
03/31/93                          14.47            65,349           0.51          6.06            161
-------------------------     ------------   ---------------  -----------   ------------   -------------

Administrative Class
04/11/97-09/30/97(a)               5.56               127           0.75+         5.84+            84
-------------------------     ------------   ---------------  -----------   ------------   -------------

Total Return Mortgage Fund

Institutional Class
07/31/97-09/30/97(a)               1.69%      $     3,371           0.50%+        6.71%+          397%
-------------------------     ------------   ---------------  -----------   ------------   -------------

Moderate Duration Fund

Institutional Class
09/30/97(a)                        5.91%      $    72,844           0.45%+        6.21%+           64%
-------------------------     ------------   ---------------  -----------   ------------   -------------
12/31/96-03/31/97                 (0.25)           13,458           0.44+         6.01+            49
-------------------------     ------------   ---------------  -----------   ------------   -------------

                               1997 Semiannual Report See accompanying notes  33

                                  Net Asset                        Net Realized     Total           Dividends     Dividends in
                                  Value                            and Unrealized   Income from     from Net      Excess of Net
Selected Per Share Data for the   Beginning       Net Investment   Gain (Loss) on   Investment      Investment    Investment
Year or Period Ended:             of Period       Income           Investments      Operations      Income        Income
                                  --------------  --------------   --------------   -------------- -------------- --------------
Low Duration Fund

  Institutional Class
  09/30/97(a)                     $    9.98          $   0.31(b)     $   0.22(b)      $   0.53      $  (0.31)       $   0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             9.95              0.64            0.03             0.67         (0.63)          (0.01)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                             9.76              0.66            0.21             0.87         (0.68)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                            10.04              0.65           (0.30)            0.35         (0.54)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/94                            10.30              0.62           (0.16)            0.46         (0.64)          (0.03)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/93                            10.20              0.75            0.22             0.97         (0.74)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

  Administrative Class
  09/30/97(a)                          9.98              0.30(b)         0.22(b)          0.52         (0.30)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             9.95              0.62            0.03             0.65         (0.60)          (0.02)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                             9.76              0.63            0.21             0.84         (0.65)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  12/31/94-03/31/95                    9.67              0.18            0.07             0.25         (0.14)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

Low Duration Fund II

  Institutional Class
  09/30/97(a)                     $    9.81          $   0.30(b)     $   0.17(b)      $   0.47      $  (0.30)       $   0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             9.82              0.62           (0.03)            0.59         (0.58)          (0.02)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                             9.77              0.66            0.04             0.70         (0.60)          (0.03)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                             9.94              0.62           (0.16)            0.46         (0.58)          (0.03)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/94                            10.25              0.60           (0.28)            0.32         (0.58)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/93                            10.04              0.63            0.25             0.88         (0.64)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

Low Duration Fund III

  Institutional Class
  09/30/97(a)                     $    9.91          $   0.30(b)     $   0.15(b)      $   0.45      $  (0.30)       $   0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  12/31/96-03/31/97                   10.00              0.15           (0.09)            0.06         (0.15)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

Low Duration Mortgage Fund

  Institutional Class
  07/31/97-09/30/97(a)            $   10.00          $   0.09(b)     $   0.15(b)      $   0.24      $  (0.11)       $   0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

Short-Term Fund

  Institutional Class
  09/30/97(a)                     $   10.00          $   0.31(b)     $   0.08(b)      $   0.39      $  (0.31)       $   0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             9.92              0.61            0.08             0.69         (0.59)          (0.02)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                             9.79              0.69            0.12             0.81         (0.65)          (0.03)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                             9.92              0.56           (0.13)            0.43         (0.55)          (0.01)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/94                            10.03              0.48           (0.12)            0.36         (0.47)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/93                            10.01              0.37            0.02             0.39         (0.37)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

  Administrative Class
  09/30/97(a)                         10.00              0.30(b)         0.07(b)          0.37         (0.29)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             9.92              0.58            0.08             0.66         (0.57)          (0.01)
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------
  02/01/96-03/31/96                    9.98              0.11           (0.07)            0.04         (0.10)           0.00
--------------------------------  --------------  --------------   --------------   -------------- -------------- --------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.

34 PIMCO Funds See accompanying notes


                                  Distributions   Distributions
                                  from Net        in Excess of     Tax Basis                       Net Asset
Selected Per Share Data for the   Realized        Net Realized     Return of        Total          Value End
Year or Period Ended:             Capital Gains   Capital Gains    Capital          Distributions  of Period
                                  --------------  --------------   --------------   -------------- --------------
Low Duration Fund

  Institutional Class
  09/30/97(a)                       $   0.00        $   0.00      $   0.00           $   (0.31)     $   10.20
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                              0.00            0.00          0.00               (0.64)          9.98
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                              0.00            0.00          0.00               (0.68)          9.95
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                              0.00            0.00         (0.09)              (0.63)          9.76
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                             (0.05)           0.00          0.00               (0.72)         10.04
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                             (0.13)           0.00          0.00               (0.87)         10.30
--------------------------------  --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                           0.00            0.00          0.00               (0.30)         10.20
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                              0.00            0.00          0.00               (0.62)          9.98
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                              0.00            0.00          0.00               (0.65)          9.95
--------------------------------  --------------  --------------   --------------   -------------- --------------
  12/31/94-03/31/95                     0.00            0.00         (0.02)              (0.16)          9.76
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Fund II

  Institutional Class
  09/30/97(a)                       $   0.00        $   0.00      $   0.00           $   (0.30)     $    9.98
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                              0.00            0.00          0.00               (0.60)          9.81
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                              0.00            0.00         (0.02)              (0.65)          9.82
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                              0.00            0.00         (0.02)              (0.63)          9.77
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                             (0.05)           0.00          0.00               (0.63)          9.94
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                             (0.03)           0.00          0.00               (0.67)         10.25
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Fund III

  Institutional Class
  09/30/97(a)                       $   0.00        $   0.00      $   0.00           $   (0.30)     $   10.06
--------------------------------  --------------  --------------   --------------   -------------- --------------
  12/31/96-03/31/97                     0.00            0.00          0.00               (0.15)          9.91
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Mortgage Fund

  Institutional Class
  07/31/97-09/30/97(a)              $   0.00        $   0.00      $   0.00           $   (0.11)     $   10.13
--------------------------------  --------------  --------------   --------------   -------------- --------------

Short-Term Fund

  Institutional Class
  09/30/97(a)                       $   0.00        $   0.00      $   0.00           $   (0.31)     $   10.08
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                              0.00            0.00          0.00               (0.61)         10.00
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                              0.00            0.00          0.00               (0.68)          9.92
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                              0.00            0.00          0.00               (0.56)          9.79
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                              0.00            0.00          0.00               (0.47)          9.92
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                              0.00            0.00          0.00               (0.37)         10.03
--------------------------------  --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a) 10.00                     0.00            0.00          0.00               (0.29)         10.08
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                              0.00            0.00          0.00               (0.58)         10.00
--------------------------------  --------------  --------------   --------------   -------------- --------------
  02/01/96-03/31/96                     0.00            0.00          0.00               (0.10)          9.92
--------------------------------  --------------  --------------   --------------   -------------- --------------




                                                                                    Ratio of Net
                                                                   Ratio of         Investment
                                                                   Expenses to      Income to
Selected Per Share Data for the                   Net Assets End   Average Net      Average Net    Portfolio
Year or Period Ended:             Total Return    of Period(000s)  Assets           Assets         Turnover Rate
                                  --------------  ---------------  --------------   -------------- --------------
Low Duration Fund

  Institutional Class
  09/30/97(a)                          5.41%        $2,797,292          0.43%+          6.19%+          132%
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                             6.97          2,797,001          0.43            6.46            240
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                             9.13          2,677,574          0.42            6.88            209
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                             3.60          2,332,032          0.41            6.46             77
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                             4.56          2,298,255          0.43            6.05             43
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                             9.91          1,403,594          0.45            7.21             68
--------------------------------  --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          5.28             26,266          0.68+           5.94+           132
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                             6.71             23,564          0.68            6.21            240
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                             8.83              2,536          0.69            6.73            209
--------------------------------  --------------  --------------   --------------   -------------- --------------
  12/31/94-03/31/95                    2.53                771          0.66+           6.93+            77
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Fund II

  Institutional Class
  09/30/97(a)                          4.72%        $  326,740          0.50%+          6.00%+           81%
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                             6.33            339,375          0.51            6.31            237
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                             7.30            253,299          0.48            6.61            225
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                             4.80            170,866          0.47            6.35            102
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                             3.15            141,411          0.50            5.73             54
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                             8.95            101,025          0.50            6.16             95
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Fund III

  Institutional Class
  09/30/97(a)                          4.61%        $   12,321          0.51%+          6.01%+          122%
--------------------------------  --------------  --------------   --------------   -------------- --------------
  12/31/96-03/31/97                    0.58             10,056          0.49+           6.00+           155
--------------------------------  --------------  --------------   --------------   -------------- --------------

Low Duration Mortgage Fund

  Institutional Class
  07/31/97-09/30/97(a)                 2.23%        $    3,374          0.50%+          5.70%+        1,199%
--------------------------------  --------------  --------------   --------------   -------------- --------------

Short-Term Fund
  Institutional Class
  09/30/97(a)                          3.91%        $  172,603          0.45%+          6.13%+           24%
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                             7.12            156,515          0.47            6.12             77
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/96                             8.49            101,797          0.58            6.86            215
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/95                             4.46             90,114          0.50            5.67             79
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/94                             3.66             73,176          0.50            4.87             46
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/93                             3.94             46,905          0.50            3.67             55
--------------------------------  --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          3.79              4,678          0.70+           5.92+            24
--------------------------------  --------------  --------------   --------------   -------------- --------------
  03/31/97                             6.86              4,513          0.72            5.87             77
--------------------------------  --------------  --------------   --------------   -------------- --------------
  02/01/96-03/31/96                    0.41              3,999          0.52+           4.44+           215
--------------------------------  --------------  --------------   --------------   -------------- --------------

                                1997 Semiannual Report See accompanying notes 35


                                  Net Asset                        Net Realized     Total          Dividends      Dividends in
                                  Value                            and Unrealized   Income from    from Net       Excess of Net
Selected Per Share Data for the   Beginning       Net Investment   Gain (Loss) on   Investment     Investment     Investment
Year or Period Ended:             of Period       Income           Investments      Operations     Income         Income
                                  --------------  --------------   --------------   -------------- -------------- --------------
Long-Term U.S. Government Fund
  Institutional Class
  09/30/97(a)                      $    9.39        $   0.31(b)     $   0.75(b)      $   1.06        $  (0.31)      $   0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                              9.96            0.79           (0.35)            0.44           (0.68)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                              9.85            0.83            0.66             1.49           (0.68)         (0.04)
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                              9.96            0.60           (0.09)            0.51           (0.60)         (0.02)
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/94                             11.36            0.62           (0.06)            0.56           (1.05)         (0.04)
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/93                             10.82            0.70            1.66             2.36           (0.70)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

  Administrative Class
  09/23/97-09/30/97(a)                 10.17            0.01(b)        (0.03)(b)        (0.02)          (0.01)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

Real Return Bond Fund
  Institutional Class
  09/30/97(a)                      $    9.93        $   0.24(b)     $   0.02(b)      $   0.26        $  (0.24)      $   0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  01/29/97-03/31/97                     9.92            0.11           (0.02)            0.09           (0.08)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

Foreign Bond Fund
  Institutional Class
  09/30/97(a)                      $   10.41        $   0.23(b)     $   0.48(b)      $   0.71        $  (0.23)      $   0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             10.50            0.80            1.00             1.80           (0.40)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                              9.38            0.96            1.03             1.99           (0.34)         (0.25)
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                             10.18            0.38           (0.57)           (0.19)           0.00           0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/94                             10.34            0.55            0.27             0.82           (0.55)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  12/03/92-03/31/93                    10.00            0.16            0.34             0.50           (0.16)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

  Administrative Class
  09/30/97(a)                          10.41            0.22(b)         0.47(b)          0.69           (0.21)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  01/28/97-03/31/97                    10.54            0.59           (0.67)           (0.08)          (0.05)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

Global Bond Fund
  Institutional Class
  09/30/97(a)                      $    9.86        $   0.24(b)     $   0.23(b)      $   0.47        $  (0.23)      $   0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/97                             10.05            0.70           (0.01)            0.69           (0.44)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/96                              9.87            0.45            0.72             1.17           (0.61)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  03/31/95                              9.85            0.69           (0.14)            0.55           (0.29)         (0.24)
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  11/23/93-03/31/94                    10.00            0.16           (0.15)            0.01           (0.16)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

  Administrative Class
  09/30/97(a)                           9.86            0.22(b)         0.24(b)          0.46           (0.22)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------
  08/01/96-03/31/97                    10.28            0.51           (0.23)            0.28           (0.26)          0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

Emerging Markets Bond Fund
  Institutional Class
  07/31/97-09/30/97(a)             $   10.00        $   0.11(b)     $   0.04(b)      $   0.15        $  (0.11)      $   0.00
-------------------------------   --------------  --------------   --------------   -------------- -------------- --------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.



36 PIMCO Funds See accompanying notes


                                  Distributions   Distributions
                                  from Net        in Excess of     Tax Basis                       Net Asset
Selected Per Share Data for the   Realized        Net Realized     Return of        Total          Value End
Year or Period Ended:             Capital Gains   Capital Gains    Capital          Distributions  of Period
                                  --------------  --------------   --------------   -------------- --------------
Long-Term U.S. Government Fund
  Institutional Class
  09/30/97(a)                      $   0.00        $   0.00         $   0.00          $  (0.31)     $   10.14
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                             0.00           (0.33)            0.00             (1.01)          9.39
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            (0.50)          (0.16)            0.00             (1.38)          9.96
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                             0.00            0.00             0.00             (0.62)          9.85
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/94                            (0.70)          (0.17)            0.00             (1.96)          9.96
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/93                            (1.12)           0.00             0.00             (1.82)         11.36
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/23/97-09/30/97(a)                 0.00            0.00             0.00             (0.01)         10.14
-------------------------------   --------------  --------------   --------------   -------------- --------------

Real Return Bond Fund
  Institutional Class
  09/30/97(a)                      $   0.00        $   0.00         $   0.00          $  (0.24)     $    9.95
-------------------------------   --------------  --------------   --------------   -------------- --------------
  01/29/97-03/31/97                    0.00            0.00             0.00             (0.08)          9.93
-------------------------------   --------------  --------------   --------------   -------------- --------------

Foreign Bond Fund
  Institutional Class
  09/30/97(a)                      $   0.00        $   0.00         $   0.00          $  (0.23)     $   10.89
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                            (1.49)           0.00             0.00             (1.89)         10.41
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            (0.25)          (0.03)            0.00             (0.87)         10.50
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                             0.00            0.00            (0.61)            (0.61)          9.38
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/94                            (0.06)          (0.37)            0.00             (0.98)         10.18
-------------------------------   --------------  --------------   --------------   -------------- --------------
  12/03/92-03/31/93                    0.00            0.00             0.00             (0.16)         10.34
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          0.00            0.00             0.00             (0.21)         10.89
-------------------------------   --------------  --------------   --------------   -------------- --------------
  01/28/97-03/31/97                    0.00            0.00             0.00             (0.05)         10.41
-------------------------------   --------------  --------------   --------------   -------------- --------------

Global Bond Fund
  Institutional Class
  09/30/97(a)                      $   0.00        $   0.00         $   0.00          $  (0.23)     $   10.10
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                            (0.44)           0.00             0.00             (0.88)          9.86
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            (0.21)          (0.17)            0.00             (0.99)         10.05
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                             0.00            0.00             0.00             (0.53)          9.87
-------------------------------   --------------  --------------   --------------   -------------- --------------
  11/23/93-03/31/94                    0.00            0.00             0.00             (0.16)          9.85
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          0.00            0.00             0.00             (0.22)         10.10
-------------------------------   --------------  --------------   --------------   -------------- --------------
  08/01/96-03/31/97                   (0.44)           0.00             0.00             (0.70)          9.86
-------------------------------   --------------  --------------   --------------   -------------- --------------

Emerging Markets Bond Fund
  Institutional Class
  07/31/97-09/30/97(a)             $   0.00        $   0.00         $   0.00          $  (0.11)     $   10.04
-------------------------------   --------------  --------------   --------------   -------------- --------------

                                                                                    Ratio of Net
                                                                   Ratio of         Investment
                                                                   Expenses to      Income to
Selected Per Share Data for the                   Net Assets End   Average Net      Average Net    Portfolio
Year or Period Ended:             Total Return    of Period(000s)  Assets           Assets         Turnover Rate
                                  --------------  --------------   --------------   -------------- --------------
Long-Term U.S. Government Fund
  Institutional Class
  09/30/97(a)                         11.40%        $ 34,856           0.50%+            6.26%+        150%
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                             4.48           19,995           0.63              7.63          402
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            14.83           32,511           0.56              6.80          238
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                             5.50           32,349           0.50              6.62           89
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/94                             4.13           25,978           0.50              5.37           98
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/93                            23.42           22,946           0.50              6.16          320
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/23/97-09/30/97(a)                (0.18)           3,322           0.75+             5.69+         150
-------------------------------   --------------  --------------   --------------   -------------- --------------

Real Return Bond Fund
  Institutional Class
  09/30/97(a)                          2.66%        $  6,073           0.51%+            4.85%+        341%
-------------------------------   --------------  --------------   --------------   -------------- --------------
  01/29/97-03/31/97                    0.09            5,638           0.51+             6.54+         160
-------------------------------   --------------  --------------   --------------   -------------- --------------

Foreign Bond Fund
  Institutional Class
  09/30/97(a)                          6.88%        $312,524           0.50%+            4.39%+         64%
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                            17.69          234,880           0.50              7.88          984
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            21.80          258,493           0.52              5.83        1,234
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                            (1.85)         232,700           0.47              6.44          299
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/94                             7.79          498,521           0.54              5.12          260
-------------------------------   --------------  --------------   --------------   -------------- --------------
  12/03/92-03/31/93                   16.23+         178,895           0.65+             4.97+         123
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          6.73              239           0.75+             4.14+          64
-------------------------------   --------------  --------------   --------------   -------------- --------------
  01/28/97-03/31/97                   (0.72)              30           0.79+             7.63+         984
-------------------------------   --------------  --------------   --------------   -------------- --------------

Global Bond Fund
  Institutional Class
  09/30/97(a)                          4.85%        $269,620           0.55%+            4.73%+        119%
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/97                             6.78          215,631           0.56              7.51          911
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/96                            12.04          133,833           0.58              5.88        1,083
-------------------------------   --------------  --------------   --------------   -------------- --------------
  03/31/95                            10.35           76,476           0.64              5.59          461
-------------------------------   --------------  --------------   --------------   -------------- --------------
  11/23/93-03/31/94                    0.08           40,485           0.50+             4.55+         132
-------------------------------   --------------  --------------   --------------   -------------- --------------

  Administrative Class
  09/30/97(a)                          4.70              576           0.80+             4.41+         119
-------------------------------   --------------  --------------   --------------   -------------- --------------
  08/01/96-03/31/97                    2.97              346           0.78+             5.66+         911
-------------------------------   --------------  --------------   --------------   -------------- --------------

Emerging Markets Bond Fund
  Institutional Class
  07/31/97-09/30/97(a)                 1.56%        $  3,453           0.85%+            7.12%+        312%
-------------------------------   --------------  --------------   --------------   -------------- --------------


                                1997 Semiannual Report See accompanying notes 37

                                Net Asset                    Net Realized     Total         Dividends    Dividends in
                                Value                        and Unrealized   Income from   from Net     Excess of Net
Selected Per Share Data for     Beginning   Net Investment   Gain(Loss) on    Investment    Investment   Investment
the Year or Period Ended:       of Period   Income           Investments      Operations    Income       Income
                                ---------   --------------   --------------   -----------   ----------   -------------
High Yield Fund

 Institutional Class
 09/30/97(a)                    $   11.10   $     0.51(b)    $    0.52(b)     $    1.03     $  (0.51)    $    0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/97                           10.94         0.92            0.34             1.26        (0.97)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/96                           10.42         1.04            0.54             1.58        (1.01)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/95                           10.52         0.99           (0.12)            0.87        (0.93)        (0.02)
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/94                           10.41         0.90            0.18             1.08        (0.90)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 12/16/92-03/31/93                  10.00         0.24            0.41             0.65        (0.24)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

 Administrative Class
 09/30/97(a)                        11.10         0.50(b)         0.51(b)          1.01        (0.49)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/97                           10.94         0.85(b)         0.38(b)          1.23        (0.94)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/96                           10.41         1.02(b)         0.54(b)          1.56        (0.98)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 01/16/95-03/31/95                  10.14         0.23            0.25             0.48        (0.21)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

Money Market Fund

 Institutional Class
 09/30/97(a)                    $    1.00     $   0.03(b)     $   0.00(b)      $   0.03     $  (0.03)     $   0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/97                            1.00         0.05            0.00             0.05        (0.05)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 11/01/95-03/31/96                   1.00         0.02            0.00             0.02        (0.02)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 10/31/95                            1.00         0.06            0.00             0.06        (0.06)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 10/31/94                            1.00         0.03            0.00             0.03        (0.03)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 10/31/93                            1.00         0.03            0.00             0.03        (0.03)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 10/31/92                            1.00         0.04            0.00             0.04        (0.04)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

 Administrative Class
 09/30/97(a)                         1.00         0.03(b)         0.00(b)          0.03        (0.03)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/97                            1.00         0.05            0.00             0.05        (0.05)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 11/01/95-03/31/96                   1.00         0.02            0.00             0.02        (0.02)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 01/24/95-10/31/95                   1.00         0.05            0.00             0.05        (0.05)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

StocksPLUS Fund

 Institutional Class
 09/30/97(a)                    $   11.46     $   1.16(b)     $   1.89(b)      $   3.05     $  (0.32)     $   0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/97                           11.16         1.27            0.82             2.09        (1.27)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/96                           10.48         0.91            2.48             3.39        (1.05)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 03/31/95                            9.52         1.03            0.69             1.72        (0.76)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 05/14/93-03/31/94                  10.00         0.34            0.10             0.44        (0.34)        (0.01)
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

 Administrative Class
 09/30/97(a)                        11.46         1.12(b)         1.89(b)          3.01        (0.30)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 01/07/97-03/31/97                  11.56         0.14           (0.09)            0.05        (0.15)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

Strategic Balanced Fund

 Institutional Class
 09/30/97(a)                    $   10.32     $   0.83(b)     $   1.14(b)      $   1.97     $  (0.25)     $   0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------
 06/28/96-03/31/97                  10.00         0.85            0.31             1.16        (0.63)         0.00
-----------------------------   ---------   --------------   --------------   -----------   ----------   -------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.



 38  PIMCO Funds See accompanying notes


                             Distributions   Distributions
                             from Net        in Excess of    Tax Basis                   Net Asset
Selected Per Share Data for  Realized        Net Realized    Return of   Total           Value End
the Year or Period Ended:    Capital Gains   Capital Gains   Capital     Distributions   of Period
                             -------------   -------------   ---------   -------------   ---------
High Yield Fund

 Institutional Class
 09/30/97(a)                     $   0.00      $   0.00       $  0.00     $  (0.51)       $ 11.62
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/97                           (0.13)         0.00          0.00        (1.10)         11.10
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/96                           (0.05)         0.00          0.00        (1.06)         10.94
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/95                            0.00         (0.02)         0.00        (0.97)         10.42
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/94                           (0.07)         0.00          0.00        (0.97)         10.52
---------------------------  -------------   -------------   ---------   -------------   ---------
 12/16/92-03/31/93                   0.00          0.00          0.00        (0.24)         10.41
---------------------------  -------------   -------------   ---------   -------------   ---------

 Administrative Class
 09/30/97(a)                         0.00          0.00          0.00        (0.49)         11.62
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/97                           (0.13)         0.00          0.00        (1.07)         11.10
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/96                           (0.05)         0.00          0.00        (1.03)         10.94
---------------------------  -------------   -------------   ---------   -------------   ---------
 01/16/95-03/31/95                   0.00          0.00          0.00        (0.21)         10.41
---------------------------  -------------   -------------   ---------   -------------   ---------

Money Market Fund

 Institutional Class
 09/30/97(a)                     $   0.00      $   0.00      $   0.00     $  (0.03)     $    1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/97                            0.00          0.00          0.00        (0.05)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 11/01/95-03/31/96                   0.00          0.00          0.00        (0.02)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 10/31/95                            0.00          0.00          0.00        (0.06)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 10/31/94                            0.00          0.00          0.00        (0.03)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 10/31/93                            0.00          0.00          0.00        (0.03)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 10/31/92                            0.00          0.00          0.00        (0.04)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------

 Administrative Class
 09/30/97(a)                         0.00          0.00          0.00        (0.03)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/97                            0.00          0.00          0.00        (0.05)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 11/01/95-03/31/96                   0.00          0.00          0.00        (0.02)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------
 01/24/95-10/31/95                   0.00          0.00          0.00        (0.05)          1.00
---------------------------  -------------   -------------   ---------   -------------   ---------

StocksPLUS Fund

 Institutional Class
 09/30/97(a)                     $   0.00      $   0.00      $   0.00     $  (0.32)     $   14.19
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/97                           (0.52)         0.00          0.00        (1.79)         11.46
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/96                           (1.62)        (0.04)         0.00        (2.71)         11.16
---------------------------  -------------   -------------   ---------   -------------   ---------
 03/31/95                            0.00          0.00          0.00        (0.76)         10.48
---------------------------  -------------   -------------   ---------   -------------   ---------
 05/14/93-03/31/94                  (0.10)        (0.47)         0.00        (0.92)          9.52
---------------------------  -------------   -------------   ---------   -------------   ---------

 Administrative Class
 09/30/97(a)                         0.00          0.00          0.00        (0.30)         14.17
---------------------------  -------------   -------------   ---------   -------------   ---------
 01/07/97-03/31/97                   0.00          0.00          0.00        (0.15)         11.46
---------------------------  -------------   -------------   ---------   -------------   ---------

Strategic Balanced Fund

 Institutional Class
 09/30/97(a)                     $   0.00      $   0.00      $   0.00     $  (0.25)     $   12.04
---------------------------  -------------   -------------   ---------   -------------   ---------
 06/28/96-03/31/97                  (0.21)         0.00          0.00        (0.84)         10.32
---------------------------  -------------   -------------   ---------   -------------   ---------




                                                                             Ratio of Net
                                                               Ratio of      Investment
                                                               Expenses to   Income to
Selected Per Share Data for                 Net Assets End     Average Net   Average Net    Portfolio
the Year or Period Ended:    Total Return  of Period(000s)     Assets        Assets         Turnover Rate
High Yield Fund

 Institutional Class
 09/30/97(a)                       9.40%     $1,080,857           0.50%+         8.94%+             17%
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/97                         12.04         744,498           0.50           8.77               67
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/96                         15.70         536,983           0.47           9.28               66
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/95                          8.81         336,310           0.48           9.37               78
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/94                         10.65         219,976           0.50           8.40              112
---------------------------  ------------  ---------------     -----------   ------------   -------------
 12/16/92-03/31/93                24.43+         24,069           0.50+          8.24+              30
---------------------------  ------------  ---------------     -----------   ------------   -------------

 Administrative Class
 09/30/97(a)                       9.27          23,565           0.75+          8.76+              17
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/97                         11.76          10,428           0.76           8.48               67
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/96                         15.54           1,007           0.80+          9.16+              66
---------------------------  ------------  ---------------     -----------   ------------   -------------
 01/16/95-03/31/95                 4.66              41           0.73+         10.12+              78
---------------------------  ------------  ---------------     -----------   ------------   -------------

Money Market Fund

 Institutional Class
 09/30/97(a)                       2.66%     $   37,641           0.35%+         5.28%+            N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/97                          5.19          23,497           0.40           5.08              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 11/01/95-03/31/96                 2.58          25,935           0.33+          5.44+             N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 10/31/95                          5.67           7,741           0.40           5.53              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 10/31/94                          3.53           7,454           0.40           3.52              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 10/31/93                          2.83           5,836           0.40           2.78              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 10/31/92                          3.85           7,817           0.40           4.02              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------

 Administrative Class
 09/30/97(a)                       2.48             645           0.60+          5.13+             N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/97                          4.94              12           0.66           4.83              N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 11/01/95-03/31/96                 2.47              10           0.61+          5.95+             N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------
 01/24/95-10/31/95                 4.21              10           0.68+          5.94+             N/A
---------------------------  ------------  ---------------     -----------   ------------   -------------

StocksPLUS Fund

 Institutional Class
 09/30/97(a)                      26.68%     $  378,234           0.65%+        17.21%+             14%
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/97                         19.44         235,829           0.65          11.78               47
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/96                         34.07         151,869           0.70          15.23              102
---------------------------  ------------  ---------------     -----------   ------------   -------------
 03/31/95                         18.64          46,498           0.50          11.89              177
---------------------------  ------------  ---------------     -----------   ------------   -------------
 05/14/93-03/31/94                 1.55          14,330           0.50+          4.00+              33
---------------------------  ------------  ---------------     -----------   ------------   -------------

 Administrative Class
 09/30/97(a)                      26.20           1,135           0.90+         16.63+              14
---------------------------  ------------  ---------------     -----------   ------------   -------------
 01/07/97-03/31/97                 0.34             682           0.95+          4.83+              47
---------------------------  ------------  ---------------     -----------   ------------   -------------

Strategic Balanced Fund

 Institutional Class
 09/30/97(a)                      19.09%     $   41,566           0.65%+        14.29%+              9%
---------------------------  ------------  ---------------     -----------   ------------   -------------
 06/28/96-03/31/97                11.83          10,360           0.90+          9.72+              95
---------------------------  ------------  ---------------     -----------   ------------   -------------


                             1997 Semiannual Report See accompanying notes  39

Financial Highlights - Retail Classes

                                      Net Asset                     Net Realized     Total         Dividends    Dividends in
                                      Value                         and Unrealized   Income from   from Net     Excess of Net
Selected Per Share Data for the       Beginning    Net Investment   Gain (Loss) on   Investment    Investment   Investment
Year or Period Ended:                 of Period    Income           Investments      Operations    Income       Income
                                      ----------   --------------   --------------   -----------   ----------   -------------
Total Return Fund

Class A
09/30/97(a)                           $   10.27    $    0.30(b)     $    0.46(b)     $    0.76     $   (0.30)   $     0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.40         0.12            (0.12)            0.00         (0.13)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class B
09/30/97(a)                               10.27         0.26(b)          0.46(b)          0.72         (0.26)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.40         0.11            (0.12)           (0.01)        (0.12)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class C
09/30/97(a)                               10.27         0.26(b)          0.46(b)          0.72         (0.26)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.40         0.11            (0.12)           (0.01)        (0.12)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------

Low Duration Fund

Class A
09/30/97(a)                           $    9.98    $    0.29(b)     $    0.22(b)     $    0.51     $   (0.29)   $     0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.02         0.12            (0.03)            0.09         (0.12)        (0.01)
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class B
09/30/97(a)                                9.98         0.25(b)          0.22(b)          0.47         (0.25)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.02         0.10            (0.03)            0.07         (0.11)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class C
09/30/97(a)                                9.98         0.27(b)          0.21(b)          0.48         (0.26)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/13/97-03/31/97                         10.02         0.11            (0.03)            0.08         (0.11)        (0.01)
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------

Short-Term Fund

Class A
09/30/97(a)                           $   10.00    $    0.29(b)     $    0.08(b)     $    0.37     $   (0.29)   $     0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                         10.04         0.10            (0.03)            0.07         (0.10)        (0.01)
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class B
09/30/97(a)                               10.00         0.26(b)          0.08(b)          0.34         (0.26)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                         10.04         0.09            (0.03)            0.06         (0.10)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class C
09/30/97(a)                               10.00         0.27(b)(c)       0.08(b)          0.35         (0.27)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                         10.04         0.09            (0.03)            0.06         (0.10)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------

Long-Term U.S. Government Fund

Class A
09/30/97(a)                           $    9.39    $    0.29(b)     $    0.75(b)     $    1.04     $   (0.29)   $     0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                          9.67         0.32            (0.47)           (0.15)        (0.13)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class B
09/30/97(a)                                9.39         0.25(b)          0.75(b)          1.00         (0.25)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                          9.67         0.29            (0.47)           (0.18)        (0.10)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class C
09/30/97(a)                                9.39         0.25(b)          0.75(b)          1.00         (0.25)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/20/97-03/31/97                          9.67         0.29            (0.47)           (0.18)        (0.10)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------

Real Return Bond Fund

Class A
09/30/97(a)                           $    9.93    $    0.21(b)     $    0.02(b)     $    0.23     $   (0.21)   $     0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/29/97-03/31/97                         10.00         0.11(b)         (0.10)(b)         0.01         (0.08)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class B
09/30/97(a)                                9.93         0.18(b)          0.02(b)          0.20         (0.18)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/29/97-03/31/97                         10.00         0.09            (0.10)           (0.01)        (0.06)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
Class C
09/30/97(a)                                9.93         0.19(b)(d)       0.02(b)          0.21         (0.19)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------
01/29/97-03/31/97                         10.00         0.09            (0.10)           (0.01)        (0.06)         0.00
--------------------------------      ----------   --------------   --------------   -----------   ----------   -------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Reflects voluntary waiver of distribution fee of $5,771 (.02 per share) by the Distributor.
(d) Reflects voluntary waiver of distribution fee of $586 (.01 per share) by the Distributor.

40  PIMCO Funds See accompanying notes


                                    Distributions   Distributions
                                    from Net        in Excess of    Tax Basis                   Net Asset
Selected Per Share Data for the     Realized        Net Realized    Return of   Total           Value End
Year or Period Ended:               Capital Gains   Capital Gains   Capital     Distributions   of Period
                                    -------------   ------------- -----------  --------------  -----------
Total Return Fund

Class A
09/30/97(a)                          $   0.00        $   0.00     $   0.00       $  (0.30)     $   10.73
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.13)         10.27
------------------------------      ------------    ------------  ------------  ------------  ------------
Class B
09/30/97(a)                              0.00            0.00         0.00          (0.26)         10.73
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.12)         10.27
------------------------------      ------------    ------------  ------------  ------------  ------------
Class C
09/30/97(a)                              0.00            0.00         0.00          (0.26)         10.73
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.12)         10.27
------------------------------      ------------    ------------  ------------  ------------  ------------

Low Duration Fund

Class A
09/30/97(a)                          $   0.00        $   0.00     $   0.00       $  (0.29)     $   10.20
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.13)          9.98
------------------------------      ------------    ------------  ------------  ------------  ------------
Class B
09/30/97(a)                              0.00            0.00         0.00          (0.25)         10.20
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.11)          9.98
------------------------------      ------------    ------------  ------------  ------------  ------------
Class C
09/30/97(a)                              0.00            0.00         0.00          (0.26)         10.20
------------------------------      ------------    ------------  ------------  ------------  ------------
01/13/97-03/31/97                        0.00            0.00         0.00          (0.12)          9.98
------------------------------      ------------    ------------  ------------  ------------  ------------

Short-Term Fund

Class A
09/30/97(a)                          $   0.00        $   0.00     $   0.00       $  (0.29)     $   10.08
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.11)         10.00
------------------------------      ------------    ------------  ------------  ------------  ------------
Class B
09/30/97(a)                              0.00            0.00         0.00          (0.26)         10.08
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.10)         10.00
------------------------------      ------------    ------------  ------------  ------------  ------------
Class C
09/30/97(a)                              0.00            0.00         0.00          (0.27)         10.08
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.10)         10.00
------------------------------      ------------    ------------  ------------  ------------  ------------

Long-Term U.S. Government Fund

Class A
09/30/97(a)                          $   0.00        $   0.00     $   0.00       $  (0.29)     $   10.14
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.13)          9.39
------------------------------      ------------    ------------  ------------  ------------  ------------
Class B
09/30/97(a)                              0.00            0.00         0.00          (0.25)         10.14
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.10)          9.39
------------------------------      ------------    ------------  ------------  ------------  ------------
Class C
09/30/97(a)                              0.00            0.00         0.00          (0.25)         10.14
------------------------------      ------------    ------------  ------------  ------------  ------------
01/20/97-03/31/97                        0.00            0.00         0.00          (0.10)          9.39
------------------------------      ------------    ------------  ------------  ------------  ------------

Real Return Bond Fund

Class A
09/30/97(a)                          $   0.00        $   0.00     $   0.00       $  (0.21)     $    9.95
------------------------------      ------------    ------------  ------------  ------------  ------------
01/29/97-03/31/97                        0.00            0.00         0.00          (0.08)          9.93
------------------------------      ------------    ------------  ------------  ------------  ------------
Class B
09/30/97(a)                              0.00            0.00         0.00          (0.18)          9.95
------------------------------      ------------    ------------  ------------  ------------  ------------
01/29/97-03/31/97                        0.00            0.00         0.00          (0.06)          9.93
------------------------------      ------------    ------------  ------------  ------------  ------------
Class C
09/30/97(a)                              0.00            0.00         0.00          (0.19)          9.95
------------------------------      ------------    ------------  ------------  ------------  ------------
01/29/97-03/31/97                        0.00            0.00         0.00          (0.06)          9.93
------------------------------      ------------    ------------  ------------  ------------  ------------
                                                                                     Ratio of Net
                                                                       Ratio of      Investment
                                                                       Expenses to   Income to
Selected Per Share Data for the                     Net Assets End     Average Net   Average Net    Portfolio
Year or Period Ended:                Total Return   of Period (000s)   Assets        Assets         Turnover Rate
                                     ------------   ----------------  ------------   -----------    -------------
Total Return Fund

Class A
09/30/97(a)                              7.52%         $241,075         0.90%+         5.68%+             85%
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                        0.02           115,742         0.91+          6.08+             173
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class B
09/30/97(a)                              7.11           107,136         1.65+          4.95+              85
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                       (0.10)           74,130         1.67+          5.28+             173
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class C
09/30/97(a)                              7.12           342,949         1.65+          5.00+              85
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                       (0.11)          329,104         1.67+          5.32+             173
-----------------------------        ------------    ------------     -----------    -----------      -----------

Low Duration Fund

Class A
09/30/97(a)                              5.17%         $ 72,176         0.90%+         5.66%+            132%
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                        0.85            59,348         0.91+          5.84+             240
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class B
09/30/97(a)                              4.77             8,487         1.65+          4.95+             132
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                        0.68             6,296         1.67+          5.03+             240
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class C
09/30/97(a)                              4.91            59,625         1.40+          5.32+             132
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/13/97-03/31/97                        0.75            63,606         1.42+          5.36+             240
-----------------------------        ------------    ------------     -----------    -----------      -----------

Short-Term Fund

Class A
09/30/97(a)                              3.71%         $  7,554         0.85%+         5.57%+             24%
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                        0.66             2,533         0.86+          5.07+              77
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class B
09/30/97(a)                              3.44               609         1.60+          4.95+              24
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                        0.58               114         1.62+          4.83+              77
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class C
09/30/97(a)                              3.56             3,721         1.15+(e)       5.31+(g)           24
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                        0.63             1,359         1.14+          4.78+              77
-----------------------------        ------------    ------------     -----------    -----------      -----------

Long-Term U.S. Government Fund

Class A
09/30/97(a)                             11.19%         $  2,720         0.90%+         5.78%+            150%
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                       (1.72)            1,204         1.12+          6.91+             402
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class B
09/30/97(a)                             10.76             1,994         1.65+          4.93+             150
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                       (1.92)              454         1.87+          4.95+             402
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class C
09/30/97(a)                             10.77             1,499         1.65+          4.93+             150
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/20/97-03/31/97                       (1.83)              275         1.88+          5.52+             402
-----------------------------        ------------    ------------     -----------    -----------      -----------

Real Return Bond Fund

Class A
09/30/97(a)                              2.33%         $    652         0.91%+         4.20%+            341%
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/29/97-03/31/97                        0.15                 1         0.90+          6.14+             160
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class B
09/30/97(a)                              2.07               926         1.66+          3.59+             341
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/29/97-03/31/97                       (0.08)              509         1.59+          3.43+             160
-----------------------------        ------------    ------------     -----------    -----------      -----------
Class C
09/30/97(a)                              2.17               508         1.41+(f)       3.85+(h)          341
-----------------------------        ------------    ------------     -----------    -----------      -----------
01/29/97-03/31/97                       (0.07)              148         1.62+          5.13+             160
-----------------------------        ------------    ------------     -----------    -----------      -----------

(e) The Ratio of Expenses to Average Net assets without the waiver would have been 1.60%.
(f) The Ratio of Expenses to Average Net assets without the waiver would have been 1.66%.
(g) The Ratio of Net Investment Income to Average Net assets without the waiver would have been 4.86%.
(h) The Ratio of Net Investment Income to Average Net assets without the waiver would have been 3.60%.

                               1997 Semiannual Report See accompanying notes  41


                                                             Net Asset                         Net Realized     Total
                                                             Value                             and Unrealized   Income from
                                                             Beginning      Net Investment     Gain (Loss)      Investment
Selected Per Share Data for the Year or Period Ended:        of Period      Income             on Investments   Operations
                                                             ---------      --------------     --------------   -----------
Foreign Bond Fund
  Class A
  09/30/97(a)                                                $   10.41      $   0.22(b)        $     0.47(b)    $     0.69
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              10.59          0.59                (0.72)           (0.13)
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class B
  09/30/97(a)                                                    10.41          0.18(b)              0.47(b)          0.65
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              10.59          0.58                (0.72)           (0.14)
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class C
  09/30/97(a)                                                    10.41          0.18(b)              0.46(b)          0.64
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              10.59          0.58                (0.72)           (0.14)
----------------------------------------------------------   ---------      --------------     --------------   -----------

Emerging Markets Bond Fund
  Class A
  07/31/97-09/30/97(a)                                       $   10.00      $   0.11(b)        $     0.04(b)    $     0.15
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class B
  07/31/97-09/30/97(a)                                           10.00          0.09(b)              0.04(b)          0.13
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class C
  07/31/97-09/30/97(a)                                           10.00          0.09(b)              0.04(b)          0.13
----------------------------------------------------------   ---------      --------------     --------------   -----------

High Yield Fund
  Class A
  09/30/97(a)                                                $   11.10      $   0.48(b)        $     0.52(b)    $     1.00
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                              11.18          0.17                (0.05)            0.12
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class B
  09/30/97(a)                                                    11.10          0.44(b)              0.52(b)          0.96
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                              11.18          0.15                (0.05)            0.10
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class C
  09/30/97(a)                                                    11.10          0.44(b)              0.52(b)          0.96
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                              11.18          0.15                (0.05)            0.10
----------------------------------------------------------   ---------      --------------     --------------   -----------

Money Market Fund
  Class A
  09/30/97(a)                                                $    1.00      $   0.03(b)(c)     $     0.00(b)    $     0.03
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                               1.00          0.01                 0.00             0.01
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class B
  09/30/97(a)                                                     1.00          0.02(b)              0.00(b)          0.02
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                               1.00          0.01                 0.00             0.01
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class C
  09/30/97(a)                                                     1.00          0.03(b)(d)           0.00(b)          0.03
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/13/97-03/31/97                                               1.00          0.01                 0.00             0.01
----------------------------------------------------------   ---------      --------------     --------------   -----------

StocksPLUS Fund
  Class A
  09/30/97(a)                                                $   11.46      $   1.12(b)        $     1.89(b)    $     3.01
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              11.91         (0.10)               (0.20)           (0.30)
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class B
  09/30/97(a)                                                    11.44          1.08(b)              1.89(b)          2.97
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              11.91         (0.13)               (0.20)           (0.33)
----------------------------------------------------------   ---------      --------------     --------------   -----------
  Class C
  09/30/97(a)                                                    11.45          1.09(b)(e)           1.89(b)          2.98
----------------------------------------------------------   ---------      --------------     --------------   -----------
  01/20/97-03/31/97                                              11.91         (0.12)(b)            (0.20)(b)        (0.32)
----------------------------------------------------------   ---------      --------------     --------------   -----------





                                                             Dividends      Dividends in
                                                             from Net       Excess of Net
                                                             Investment     Investment
Selected Per Share Data for the Year or Period Ended:        Income         Income
                                                             ----------     -------------
Foreign Bond Fund
Class A
09/30/97(a)                                                  $   (0.21)     $     0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.05)           0.00
----------------------------------------------------------   ----------     -------------
Class B
09/30/97(a)                                                      (0.17)           0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.04)           0.00
----------------------------------------------------------   ----------     -------------
Class C
09/30/97(a)                                                      (0.16)           0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.04)           0.00
----------------------------------------------------------   ----------     -------------

Emerging Markets Bond Fund
Class A
07/31/97-09/30/97(a)                                         $   (0.11)     $     0.00
----------------------------------------------------------   ----------     -------------
Class B
07/31/97-09/30/97(a)                                             (0.09)           0.00
----------------------------------------------------------   ----------     -------------
Class C
07/31/97-09/30/97(a)                                             (0.09)           0.00
----------------------------------------------------------   ----------     -------------

High Yield Fund
Class A
09/30/97(a)                                                  $   (0.48)     $     0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.20)           0.00
----------------------------------------------------------   ----------     -------------
Class B
09/30/97(a)                                                      (0.44)           0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.18)           0.00
----------------------------------------------------------   ----------     -------------
Class C
09/30/97(a)                                                      (0.44)           0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.18)           0.00
----------------------------------------------------------   ----------     -------------

Money Market Fund
Class A
09/30/97(a)                                                  $   (0.03)     $     0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.01)           0.00
----------------------------------------------------------   ----------     -------------
Class B
09/30/97(a)                                                      (0.02)           0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.01)           0.00
----------------------------------------------------------   ----------     -------------
Class C
09/30/97(a)                                                      (0.03)           0.00
----------------------------------------------------------   ----------     -------------
01/13/97-03/31/97                                                (0.01)           0.00
----------------------------------------------------------   ----------     -------------

StocksPLUS Fund
Class A
09/30/97(a)                                                  $   (0.30)     $     0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.15)           0.00
----------------------------------------------------------   ----------     -------------
Class B
09/30/97(a)                                                      (0.27)           0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.14)           0.00
----------------------------------------------------------   ----------     -------------
Class C
09/30/97(a)                                                      (0.28)           0.00
----------------------------------------------------------   ----------     -------------
01/20/97-03/31/97                                                (0.14)           0.00
----------------------------------------------------------   ----------     -------------

+ Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Reflects voluntary waiver of distribution fee of $14,946(.00 per share) by the Distributor.
(d) Reflects voluntary waiver of distribution fee of $30,556(.00 per share) by the Distributor.
(e) Reflects voluntary waiver of distribution fee of $40,185(.02 per share) by the Distributor.



42    PIMCO Funds See accompanying notes


                                                             Distributions    Distributions
                                                             from Net         in Excess of
                                                             Realized         Net Realized
Selected Per Share Data for the Year or Period Ended:        Capital Gains    Capital Gains
                                                             -------------    -------------
Foreign Bond Fund
Class A
09/30/97(a)                                                  $     0.00       $     0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class B
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class C
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------

Emerging Markets Bond Fund
Class A
07/31/97-09/30/97(a)                                         $     0.00       $     0.00
----------------------------------------------------------   -------------    -------------
Class B
07/31/97-09/30/97(a)                                               0.00             0.00
----------------------------------------------------------   -------------    -------------
Class C
07/31/97-09/30/97(a)                                               0.00             0.00
----------------------------------------------------------   -------------    -------------

High Yield Fund
Class A
09/30/97(a)                                                  $     0.00       $     0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class B
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class C
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------

Money Market Fund
Class A
09/30/97(a)                                                  $     0.00       $     0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class B
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class C
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/13/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------

StocksPLUS Fund
Class A
09/30/97(a)                                                  $     0.00       $     0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class B
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------
Class C
09/30/97(a)                                                        0.00             0.00
----------------------------------------------------------   -------------    -------------
01/20/97-03/31/97                                                  0.00             0.00
----------------------------------------------------------   -------------    -------------


                                                            Tax Basis                        Net Asset
                                                            Return of     Total              Value End
Selected Per Share Data for the Year or Period Ended:       Capital       Distributions      of Period       Total Return
                                                            ---------     -------------      ---------       ------------
Foreign Bond Fund
Class A
09/30/97(a)                                                 $    0.00     $   (0.21)         $   10.89           6.65%
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.05)             10.41          (1.21)
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class B
09/30/97(a)                                                      0.00         (0.17)             10.89           6.23
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.04)             10.41          (1.34)
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class C
09/30/97(a)                                                      0.00         (0.16)             10.89           6.23
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.04)             10.41          (1.32)
---------------------------------------------------------   ---------     -------------      ---------       ------------

Emerging Markets Bond Fund
Class A
07/31/97-09/30/97(a)                                        $    0.00     $   (0.11)         $   10.04           1.50%
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class B
07/31/97-09/30/97(a)                                             0.00         (0.09)             10.04           1.34
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class C
07/31/97-09/30/97(a)                                             0.00         (0.09)             10.04           1.35
---------------------------------------------------------   ---------     -------------      ---------       ------------

High Yield Fund
Class A
09/30/97(a)                                                 $    0.00     $   (0.48)         $   11.62           9.18%
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.20)             11.10           1.06
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class B
09/30/97(a)                                                      0.00         (0.44)             11.62           8.77
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.18)             11.10           0.86
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class C
09/30/97(a)                                                      0.00         (0.44)             11.62           8.78
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.18)             11.10           0.88
---------------------------------------------------------   ---------     -------------      ---------       ------------

Money Market Fund
Class A
09/30/97(a)                                                 $    0.00     $   (0.03)         $    1.00           2.52%
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.01)              1.00           1.01
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class B
09/30/97(a)                                                      0.00         (0.02)              1.00           2.09
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.01)              1.00           0.83
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class C
09/30/97(a)                                                      0.00         (0.03)              1.00           2.52
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/13/97-03/31/97                                                0.00         (0.01)              1.00           1.02
---------------------------------------------------------   ---------     -------------      ---------       ------------

StocksPLUS Fund
Class A
09/30/97(a)                                                 $    0.00     $   (0.30)         $   14.17          26.38%
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.15)             11.46          (2.59)
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class B
09/30/97(a)                                                      0.00         (0.27)             14.14          26.01
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.14)             11.44          (2.81)
---------------------------------------------------------   ---------     -------------      ---------       ------------
Class C
09/30/97(a)                                                      0.00         (0.28)             14.15          26.08
---------------------------------------------------------   ---------     -------------      ---------       ------------
01/20/97-03/31/97                                                0.00         (0.14)             11.45          (2.71)
---------------------------------------------------------   ---------     -------------      ---------       ------------

                                                                                                  Ratio of net
                                                                                Ratio of          Investment
                                                                                Expenses to       Income to
                                                            Net Assets End      Average Net       Average Net       Portfolio
Selected Per Share Data for the Year or Period Ended:       of Period(000s)     Assets            Assets            Turnover Rate
                                                            ---------------     -----------       -----------       -------------
Foreign Bond Fund
Class A
09/30/97(a)                                                 $         3,309          0.95%+            4.12%+             64%
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                       704          0.97+             4.95+             984
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class B
09/30/97(a)                                                           6,205          1.70+             3.39+              64
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                     1,221          1.75+             3.73+             984
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class C
09/30/97(a)                                                           9,572          1.70+             3.33+              64
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                     1,788          1.76+             4.09+             984
---------------------------------------------------------   ---------------     -----------       -----------       -------------

Emerging Markets Bond Fund
Class A
07/31/97-09/30/97(a)                                        $           144          1.25%+            5.81%+            312%
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class B
07/31/97-09/30/97(a)                                                     58          2.00+             4.70+             312
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class C
07/31/97-09/30/97(a)                                                     80          2.00+             4.11+             312
---------------------------------------------------------   ---------------     -----------       -----------       -------------

High Yield Fund
Class A
09/30/97(a)                                                 $        49,258          0.90%+            8.43%+             17%
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                    28,873          0.92+             8.28+              67
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class B
09/30/97(a)                                                         100,636          1.65+             7.68+              17
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                    60,269          1.67+             7.52+              67
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class C
09/30/97(a)                                                         242,856          1.65+             7.71+              17
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                   205,297          1.68+             7.56+              67
---------------------------------------------------------   ---------------     -----------       -----------       -------------

Money Market Fund
Class A
09/30/97(a)                                                 $        44,690          0.60%+(f)         5.05%+(h)         N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                    43,589          0.57+             4.44+             N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class B
09/30/97(a)                                                           2,584          1.50+             4.12+             N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                     3,143          1.41+             3.62+             N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class C
09/30/97(a)                                                          59,700          0.60+(f)          5.04+(i)          N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/13/97-03/31/97                                                    85,398          0.58+             4.47+             N/A
---------------------------------------------------------   ---------------     -----------       -----------       -------------

StocksPLUS Fund
Class A
09/30/97(a)                                                $         34,474          1.05%+           15.21%+             14%
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                     5,790          1.10+           (10.69)+             47
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class B
09/30/97(a)                                                          44,617          1.80+            13.95+              14
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                     8,281          1.88+           (15.13)+             47
---------------------------------------------------------   ---------------     -----------       -----------       -------------
Class C
09/30/97(a)                                                          51,686          1.55+(g)         14.27+(j)           14
---------------------------------------------------------   ---------------     -----------       -----------       -------------
01/20/97-03/31/97                                                    11,254          1.65+           (12.79)+             47
---------------------------------------------------------   ---------------     -----------       -----------       -------------


(f) The Ratio of Expenses to Average Net assets without the waiver would have been 0.70%.
(g) The Ratio of Expenses to Average Net assets without the waiver would have been 1.80%.
(h) The Ratio of Net Investment Income to Average Net assets without the waiver would have been 4.95%.
(i) The Ratio of Net Investment Income to Average Net assets without the waiver would have been 4.94%.
(j) The Ratio of Net Investment Income to Average Net assets without the waiver would have been 14.02%.


                             1997 Semiannual Report See accompanying notes    43

Statement of Cash Flows

For the period ended September 30, 1997 (Unaudited)


$ in thousands                                                              Global
                                                                            Bond Fund
                                                                            ------------
Increase in Cash and Foreign Currency from:


Financing Activities
Sales of Fund shares                                                        $   70,591
----------------------------------------------------------------------------------------
Redemptions of Fund shares                                                     (26,662)
----------------------------------------------------------------------------------------
Cash distributions paid                                                         (1,477)
----------------------------------------------------------------------------------------
Proceeds from financing transactions                                           116,330
----------------------------------------------------------------------------------------
Net increase from financing activities                                         158,782
----------------------------------------------------------------------------------------

Operating Activities
Purchases of long-term securities and foreign currency                        (985,312)
----------------------------------------------------------------------------------------
Proceeds from sales of long-term securities and foreign currency               794,863
----------------------------------------------------------------------------------------
Purchases of short-term securities(net)                                         26,039
----------------------------------------------------------------------------------------
Net investment income                                                            5,784
----------------------------------------------------------------------------------------
Change in other receivables/payables(net)                                          (63)
----------------------------------------------------------------------------------------
Net decrease from operating activities                                        (158,689)
----------------------------------------------------------------------------------------

Net Increase in Cash and Foreign Currency                                           93
----------------------------------------------------------------------------------------

Cash and Foreign Currency
Beginning of period                                                                617
----------------------------------------------------------------------------------------
End of period                                                               $      710
----------------------------------------------------------------------------------------



44   PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 16.5%
--------------------------------------------------------------------------------
BANKING AND FINANCE 8.9%
Ahmanson (H.F.) & Co.
     6.350% due 09/01/98                              $    6,000     $    6,024
American Express Credit
     8.500% due 08/15/01                                     250            269
     6.800% due 12/15/03                                   1,500          1,536

American General Finance
     7.250% due 04/15/00                                     500            511
     5.875% due 07/01/00                                      75             74
Associates Corp. of North America
     6.125% due 02/01/98                                   1,475          1,477
     7.300% due 03/15/98                                     250            252
     6.625% due 05/15/98                                     100            101
     8.800% due 08/01/98                                     987          1,010
     6.250% due 03/15/99                                   1,200          1,204
     7.500% due 05/15/99                                     700            716
     7.400% due 07/07/99                                     125            128
     7.250% due 09/01/99                                     250            255
     6.750% due 10/15/99                                      90             91
     7.850% due 10/20/99                                     500            517
     8.250% due 12/01/99                                     200            209
     7.250% due 12/17/99                                     660            675
     7.470% due 03/27/00                                   1,000          1,030
     6.310% due 06/16/00                                     500            502
     6.250% due 09/15/00                                      50             50
AT&T Capital Corp.
     6.030% due 10/27/97                                  32,115         32,125
     5.880% due 11/05/97                                  65,000         65,013
     5.776% due 11/05/97 (d)                              10,000         10,001
     5.900% due 11/05/97 (d)                              30,000         30,001
     5.900% due 11/13/97                                  75,000         75,020
     5.877% due 01/30/98 (d)                              12,500         12,505
     5.806% due 02/03/98 (d)                               6,250          6,254
     7.350% due 03/02/98                                   6,000          6,041
     6.900% due 04/15/98                                  19,800         19,926
     6.300% due 06/09/98                                  37,000         37,128
AVCO Financial Services
     6.350% due 09/15/00                                     100            100
     7.375% due 08/15/01                                     300            310
Bancomer
     8.000% due 07/07/98                                   7,000          7,046
Banesto Delaware
     8.250% due 07/28/02                                  28,900         30,896
BankAmerica Corp.
     6.050% due 06/10/98                                  36,000         36,051
     7.750% due 07/15/02                                      60             63
     7.200% due 09/15/02                                     400            412
     7.500% due 10/15/02                                   1,000          1,044
     6.850% due 03/01/03                                      50             51
     8.375% due 05/01/07                                       3              3
Bankers Trust Co.
     8.625% due 04/01/18                                     151            156
Banponce Corp.
     8.040% due 11/24/97                                   9,000          9,025
Barclays American Corp.
     9.125% due 12/01/97                                     350            352
Bear Stearns
     6.070% due 08/29/00 (d)                              37,500         37,500
     6.750% due 04/15/03                                     105            106
Beneficial Corp.
     9.600% due 10/16/98                                     250            259
BT Securities Corp.
     6.032% due 08/16/99 (d)                              10,000          9,997
Charles Schwab
     5.670% due 09/30/98                                     525            523
Chase Manhattan Corp.
     8.500% due 02/15/02                                     200            216
     8.000% due 05/01/05                                     200            203
Chemical Banking Corp.
     6.125% due 11/01/08                                     400            380
Chrysler Financial Corp.
     8.420% due 02/01/99                                     695            717
     8.460% due 01/19/00                                     700            734
     5.860% due 01/16/01                                     500            494
Chubb Capital Corp.
     8.750% due 11/15/99                                     120            122
     6.875% due 02/01/03                                     100            102
Citicorp
     8.750% due 02/15/98                                   9,000          9,099
     6.146% due 10/20/99 (d)                              10,000         10,065
     6.119% due 10/25/99 (d)                              11,000         11,072
Commercial Credit Co.
     6.750% due 05/15/00                                     100            101
     6.000% due 06/15/00                                     300            299
     8.250% due 11/01/01                                   2,500          2,667
     7.750% due 03/01/05                                      50             53
Dean Witter Discover
     5.690% due 03/02/99 (d)                                 100            100
     6.750% due 08/15/00                                     100            102
Exxon Capital Corp.
     7.450% due 12/15/01                                     250            261
First Interstate Bancorp
     8.875% due 01/01/09                                     311            313
Fleet Financial Group
     9.900% due 06/15/01                                     200            222
Ford Motor Credit Corp.
     8.000% due 12/01/97                                     260            261
     7.240% due 04/01/98                                  11,000         11,086
     5.750% due 04/30/98                                     300            300
     5.810% due 11/09/98 (d)                              17,080         17,165
     8.000% due 01/15/99                                     500            512
     8.375% due 01/15/00                                     150            157
     6.950% due 05/15/00                                   1,200          1,222
     6.850% due 08/15/00                                   1,500          1,524
     7.020% due 10/10/00                                  70,000         71,453
     7.020% due 06/07/01                                   1,000          1,023
     7.000% due 09/25/01                                   1,125          1,152
     6.625% due 06/30/03                                     575            578
     8.250% due 02/23/05                                   2,500          2,732
     6.125% due 01/09/06                                      25             24
     7.700% due 05/15/97                                     450            477
General Electric Capital Corp.
     5.980% due 03/19/99                                   1,500          1,507
     8.375% due 03/01/01                                     600            640
     5.500% due 11/01/01                                      50             49
     8.300% due 09/20/09                                     150            171
General Motors Acceptance Corp.
     6.000% due 10/10/97                                  23,000         23,002
     7.850% due 11/17/97                                  13,000         13,037
     7.375% due 03/23/98                                   2,290          2,309
     7.250% due 07/20/98                                  25,785         26,080
     7.750% due 01/15/99                                     500            511
     7.375% due 05/26/99                                     190            194
     8.625% due 06/15/99                                     650            677
     8.400% due 10/15/99                                     360            376
     8.170% due 01/02/00                                   2,268          2,337
     7.000% due 03/01/00                                     100            102
     7.500% due 06/09/00                                   1,000          1,031
     6.800% due 04/17/01                                     500            508
     9.625% due 12/15/01                                     300            335
     6.750% due 02/07/02                                     590            598
     7.000% due 09/15/02                                     250            256
     8.950% due 07/02/09                                  21,500         23,470
Goldman Sachs Mortgage Corp.
     6.000% due 12/31/07                                  11,150         10,336
Great Western Bank
     8.625% due 12/01/98                                   6,000          6,148
Household Finance Corp.
     6.250% due 10/15/97                                     201            201
     5.650% due 05/26/98                                     500            499
Inter-American Development Bank
     8.875% due 06/01/09                                     200            239
International Bank for Reconstruction & Development
     9.875% due 10/01/97                                     194            194
International Lease Finance
     5.750% due 12/15/99                                      50             50
     6.420% due 09/11/00                                     500            503
Key Bank N.A.
     6.050% due 04/06/98                                  19,875         19,879


                               1997 Semiannual Report See accompanying notes  45

Total Return Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                         (000's)        (000's)
--------------------------------------------------------------------------------
Kimco Realty Corp.
     6.500% due 10/01/03                               $     200     $      196
Lehman Brothers, Inc.
     6.730% due 02/27/98                                  45,000         45,165
     7.850% due 05/11/98                                   4,350          4,401
     6.375% due 06/01/98                                     100            100
     6.875% due 06/08/98                                   5,800          5,828
     6.404% due 06/22/98(d)                               25,000         25,119
     6.250% due 06/29/98                                   5,400          5,411
     7.625% due 08/01/98                                     250            253
     6.840% due 09/25/98                                  20,750         20,891
Mellon Bank
     6.500% due 08/01/05                                      75             74
Merrill Lynch & Co.
     6.375% due 03/30/99                                     400            402
     6.620% due 06/06/00                                     500            506
     6.500% due 04/01/01                                     100            101
     5.850% due 01/15/02(d)                               17,000         17,066
     8.300% due 11/01/02                                     200            216
     7.000% due 03/15/06                                   1,500          1,529
     7.000% due 04/27/08                                     100            102
NationsBank Corp.
     5.125% due 09/15/98                                     100             99
     6.750% due 02/26/01                                     500            506
     7.000% due 09/15/01                                   1,500          1,536
NBD Bank N.A.
     7.500% due 02/28/98                                   1,000          1,008
NCNB Corp.
     7.750% due 08/01/02                                     796            797
Northern Trust
     9.000% due 05/15/98                                     200            204
Norwest Corp.
     5.750% due 11/16/98                                     300            300
Norwest Financial, Inc.
     6.500% due 11/15/97                                   1,500          1,502
     6.230% due 09/01/98                                     100            100
     7.000% due 01/15/03                                     300            307
     6.000% due 02/01/04                                      50             49
PaineWebber
     6.250% due 06/15/98                                     100            100
     7.000% due 03/01/00                                     200            203
PNC Funding Corp.
     6.875% due 03/01/03                                     100            101
Popular, Inc.
     6.715% due 06/06/00                                  20,000         20,198
Reliance Group Holdings
     9.000% due 11/15/00                                   9,000          9,420
Salomon, Inc.
     5.650% due 10/15/97                                   6,000          6,000
     5.919% due 10/31/97(d)                              112,000        112,033
     5.888% due 11/05/97(d)                               13,000         13,004
     5.890% due 11/10/97                                  99,000         99,030
     7.000% due 01/20/98                                   7,000          7,026
     5.500% due 01/31/98                                   1,000          1,000
     5.650% due 02/10/98                                   1,165          1,165
     5.700% due 02/11/98                                   1,300          1,300
     5.850% due 07/24/98(d)                               55,000         54,981
     5.799% due 08/04/98(d)                               15,000         15,006
     5.250% due 10/15/98                                     400            397
     6.088% due 11/19/98(d)                                3,000          3,012
     6.220% due 11/19/98                                   2,300          2,305
     6.651% due 02/12/99(d)                                1,000          1,003
     7.000% due 05/15/99                                   6,635          6,717
     6.500% due 03/01/00                                  14,350         14,400
     6.625% due 11/30/00                                      70             71
     3.650% due 02/14/02(h)                               17,203         16,724
Sears Financial
     0.000% due 07/12/98                                   3,480          3,318
Security Pacific Corp.
     6.000% due 05/01/00                                     600            596
Signet Bank Corp.
     5.938% due 04/15/98(d)                                9,000          8,969
     9.625% due 06/01/99                                   6,500          6,849
Smith Barney Holdings
     6.625% due 06/01/00                                      95             96
Societe Generale
     7.400% due 06/01/06                                   1,500          1,553
Sparbanken Sverige AB
     7.773% due 10/29/49(d)                               12,670         12,854
Swedbank
     7.773% due 10/29/49(d)                               12,000         12,281
Texaco Capital
     9.000% due 11/15/97                                   1,000          1,004
Toyota Motor Credit Corp.
     4.693% due 02/15/02(d)                               40,000         38,781
Transamerica Financial
     5.703% due 04/20/99(d)                                  500            499
Trizec Finance Ltd.
     10.875% due 10/15/05                                  2,489          2,869
U.S. Life Corp.
     6.750% due 01/15/98                                     100            100
U.S. West Financial, Inc.
     8.400% due 09/15/99                                      50             52
Wachovia Bank
     6.700% due 04/14/99                                     500            505
Wells Fargo & Co.
     8.750% due 05/01/02                                     100            100
                                                                     ----------
                                                                      1,336,165
                                                                     ----------

Industrials 4.4%
Allied Waste Industries, Inc.
     7.562% due 06/12/03                                  10,000         10,000
American Home Products
     7.700% due 02/15/00                                     300            309
Amerigas Partners L.P.
    10.125% due 04/15/07                                   1,730          1,842
AMR Corp.
     7.750% due 12/01/97                                  20,000         20,061
     9.500% due 07/15/98                                   5,500          5,649
     9.270% due 08/13/98                                   1,000          1,027
     8.050% due 03/05/99                                   4,000          4,107
     9.750% due 03/15/00                                  10,760         11,614
    10.610% due 01/11/01                                   4,000          4,479
    10.570% due 01/15/01                                   3,000          3,360
    10.590% due 01/31/01                                   3,000          3,366
    10.000% due 02/01/01                                   2,000          2,211
     9.400% due 05/08/01                                   3,000          3,269
     9.500% due 05/15/01                                   2,250          2,472
     9.130% due 10/25/01                                   2,000          2,182
     8.470% due 02/20/02                                   2,000          2,134
     8.500% due 02/26/02                                   1,000          1,068
    10.210% due 01/01/10                                   6,500          8,057
Arkla, Inc.
     9.320% due 12/15/97                                   1,000          1,007
     8.740% due 05/14/98                                   3,000          3,038
Baxter International
     9.500% due 06/15/08                                     200            242
Blockbuster Entertainment
     6.625% due 02/15/98                                   5,000          5,012
Boeing Co.
     8.375% due 02/15/01                                     150            160
Boise Cascade Co.
     9.900% due 03/15/00                                      65             70
BP America, Inc.
     8.875% due 12/01/97                                     750            754
Building Materials Corp.
     0.000% due 07/01/04(i)                               20,320         18,948
Canadian Pacific Ltd.
     9.450% due 08/01/21                                   2,750          3,387
CBS, Inc.
     7.625% due 01/01/02                                     100            102
Cemex S.A.
     4.250% due 11/01/97                                   4,500          4,472
Centerior Fuel Corp.
     9.200% due 08/02/98                                  15,000         15,000
Century Communications Corp.
     9.500% due 08/15/00                                   6,000          6,255
CF Cable TV, Inc.
     9.125% due 07/15/07                                   1,600          1,748
Continental Cablevision
    11.000% due 06/01/07                                   4,536          5,086

46  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Cumberland Farms
     10.500% due 10/01/03                                $ 3,698        $ 3,716
Dayton Hudson Co.
     10.000% due 12/01/00                                  1,000          1,101
Delta Air Lines
     10.140% due 08/14/12                                  1,000          1,226
Dimon, Inc.
      8.875% due 06/01/06                                  3,000          3,214
E.I. Du Pont de Nemours
      8.650% due 12/01/97                                    500            502
      9.150% due 04/15/00                                    100            107
Eli Lilly & Co.
      8.125% due 02/07/00                                    387            403
Federal Express
     10.000% due 09/01/98                                    800            827
Ford Motor Co.
      9.000% due 09/15/01                                    200            219
Gillette Co.
      5.750% due 10/15/05                                  1,500          1,441
Global Marine
     12.750% due 12/15/99                                 14,200         14,626
Gulf Canada Resources
      9.250% due 01/15/04                                  1,250          1,325
      9.625% due 07/01/05                                  2,000          2,183
HMH Properties, Inc.
      9.500% due 05/15/05                                  2,000          2,108
Hollinger International Publishing
      9.250% due 02/01/06                                  3,000          3,120
IBM Corp.
      7.250% due 11/01/02                                    100            104
INDSPEC Chemical Corp.
      0.000% due 12/01/03(i)                               5,500          5,308
Integrated Health Services
      7.469% due 09/16/04(d)                              15,000         14,963
ISP Holdings, Inc.
      9.000% due 10/15/03                                  5,000          5,255
ITT Corp.
      6.250% due 11/15/00                                     70             69
K-III Communications Co.
      8.500% due 02/01/06                                  4,000          4,090
Kaiser Aluminum & Chemical
      9.875% due 02/15/02                                    250            261
Keystone Group
      9.750% due 09/01/03                                    250            266
Lenfest Communications
      8.375% due 11/01/05                                  5,000          5,050
Maxus Energy Corp.
      9.875% due 10/15/02                                    300            315
Mazda Manufacturing Corp.
     10.500% due 07/01/08                                  1,980          2,523
Mobil Corp.
      8.375% due 02/12/01                                     40             43
Nabisco, Inc.
      8.000% due 01/15/00                                  7,500          7,775
New York Times
      7.625% due 03/15/05                                  1,000          1,058
News America Holdings Corp.
      7.500% due 03/01/00                                     65             67
      8.625% due 02/01/03                                    750            812
Nike, Inc.
      6.510% due 06/16/00                                  1,000          1,009
Noranda, Inc.
      7.000% due 07/15/05                                  1,800          1,814
Parker Drilling Corp.
      7.910% due 11/29/02(d)                               6,750          6,750
PDV America, Inc.
      7.250% due 08/01/98                                 10,719         10,805
Pepsico, Inc.
      5.463% due 07/01/98                                    400            398
      7.750% due 10/01/98                                    500            509
      7.625% due 11/01/98                                  1,500          1,527
Philip Morris Co.
      7.375% due 02/15/99                                    115            117
      8.625% due 03/01/99                                    200            207
      7.500% due 01/15/02                                     50             52
      6.800% due 12/01/03                                 48,345         48,297
Phillips Petroleum
      9.500% due 11/15/97                                    500            502
Quantas Airways
      6.625% due 06/30/98                                 25,000         25,118
Repap Wisconsin, Inc.
      9.250% due 02/01/02                                  2,350          2,479
Revlon Consumer Products Corp.
      9.375% due 04/01/01                                  5,255          5,465
RJR Nabisco
      7.625% due 09/01/00                                  6,000          6,142
      8.000% due 07/15/01                                 30,000         30,848
      8.625% due 12/01/02                                  3,000          3,160
      7.625% due 09/15/03                                  9,000          9,083
Rogers Cablesystems, Inc.
     10.000% due 12/01/07                                  5,000          5,500
Rogers Cantel Mobile
     11.125% due 07/15/02                                  5,000          5,188
      9.375% due 06/01/08                                  2,750          2,943
Saferco
      9.460% due 05/31/99                                  1,000          1,052
      9.590% due 05/31/01                                  3,000          3,308
SCI Television
     11.000% due 06/30/05                                  3,275          3,443
Sears Roebuck & Co.
      9.250% due 04/15/98                                  2,125          2,163
      7.960% due 02/18/99                                    500            513
      5.820% due 02/22/99                                    125            125
      6.800% due 05/07/01                                    500            507
      6.790% due 05/21/01                                    500            507
      9.400% due 08/02/01                                    250            275
Showboat, Inc.
      9.250% due 05/01/08                                  1,000          1,040
Supervalu, Inc.
      6.500% due 10/06/00                                    140            141
TCI Communications, Inc.
      7.130% due 02/02/98                                  3,500          3,515
      6.355% due 09/11/00(d)                              22,000         21,940
Telecommunications, Inc.
      9.875% due 04/01/98                                  3,000          3,057
Telewest Communications
      9.625% due 10/01/06                                  5,000          5,194
Tenet Healthcare Corp.
      9.625% due 09/01/02                                  6,250          6,859
     10.125% due 03/01/05                                  1,000          1,105
Time Warner, Inc.
      7.450% due 02/01/98                                 32,000         32,165
      7.975% due 08/15/04                                 31,803         33,552
      8.110% due 08/15/06                                 80,029         85,563
      8.180% due 08/15/07                                  1,500          1,617
      7.250% due 09/01/08                                    125            127
Transcontinental Gas Pipeline
      9.125% due 02/01/17                                  2,000          2,086
United Air Lines
      6.750% due 12/01/97                                 14,400         14,423
USX Corp.
      6.375% due 07/15/98                                 16,200         16,245
      9.800% due 07/01/01                                    300            333
Vons
      6.625% due 05/15/98                                  6,006          5,991
Wal-Mart Stores
      9.100% due 07/15/00                                    100            108
      8.625% due 04/01/01                                  1,050          1,129
WMX Technologies
      8.125% due 02/01/98                                    750            756
World Color Press, Inc.
      9.125% due 03/15/03                                  5,000          5,250
Xerox Corp.
      7.040% due 04/30/99                                    770            782
      7.410% due 05/15/01                                  1,000          1,034
                                                                        -------
                                                                        660,383
                                                                        -------
UTILITIES 3.2%
AES Corp.
     10.250% due 07/15/06                                  4,500          4,950
Arkansas Power & Light
     10.370% due 12/22/97                                  3,000          3,020

                              1997 Semiannual Report See accompanying notes  47

Total Return Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Bell Atlantic Financial
      6.625% due 11/30/97                                $   400        $   400
      5.300% due 09/01/98                                  1,000            996
California Energy
     10.250% due 01/15/04(d)                              12,985         14,110
Calpine Corp.
      9.250% due 02/01/04                                  4,150          4,275
Carolina Power & Light
      6.375% due 10/01/97                                     50             50
      5.375% due 07/01/98                                    100            100
Central Maine Power Co.
      6.250% due 11/01/98                                  1,000            996
     Central Power & Light
      6.000% due 10/01/97                                    850            850
Chesapeake & Potomac Telephone
      8.000% due 10/15/29                                  1,125          1,240
Chesapeake Energy Corp.
     12.000% due 03/01/01                                  7,000          7,560
Cincinnati Bell, Inc.
      6.700% due 12/15/97                                  1,000          1,002
Cleveland Electric Illuminating Co.
      9.450% due 12/01/97                                  5,000          5,028
      8.150% due 11/30/98                                  7,500          7,642
      7.190% due 07/01/00                                 10,000         10,124
      9.375% due 03/01/17                                  3,000          3,132
CMS Energy
      9.500% due 10/01/97(d)                              31,600         31,603
      9.875% due 10/01/99(d)                              12,700         12,909
Coastal Corp.
      8.750% due 05/15/99                                  4,300          4,455
Commonwealth Edison
      8.000% due 10/15/03                                  7,550          7,673
      8.125% due 01/15/07                                 10,000         10,188
      9.875% due 06/15/20                                 11,700         13,577
Connecticut Light & Power
      6.500% due 01/01/98                                  1,000          1,001
      7.250% due 07/01/99                                  6,000          5,991
      5.750% due 07/01/00                                  2,000          1,935
      7.750% due 06/01/02                                  5,000          5,066
Consolidated Edison
      7.600% due 01/15/00                                    100            103
Consolidated Natural Gas Co.
      5.875% due 10/01/98                                    500            500
Consumers Energy Corp.
      8.750% due 02/15/98                                  5,550          5,600
Duke Energy Corp.
      8.000% due 11/01/99                                     40             41
Eastern Edison Co.
      7.780% due 07/30/02                                  9,000          9,431
El Paso Electric Co.
      7.250% due 02/01/99                                 10,956         11,010
El Paso Natural Gas
     10.000% due 08/01/98                                  1,600          1,652
First PV Funding
     10.150% due 01/15/16                                  6,763          7,214
Georgia Power
      7.000% due 10/01/00                                  5,000          5,001
GTE Corp.
      8.850% due 03/01/98                                    200            203
     10.750% due 09/15/17                                    300            315
Gulf States Utilities
      7.250% due 03/01/99                                  6,200          6,230
Long Island Lighting Co.
      7.300% due 07/15/99                                 22,015         22,370
      6.250% due 07/15/01                                  7,000          6,925
      8.500% due 05/15/06                                  6,750          7,103
      7.900% due 07/15/08                                  4,335          4,420
      8.900% due 07/15/19                                 46,000         49,013
      9.750% due 05/01/21                                 28,818         29,899
      9.625% due 07/01/24                                 16,400         17,015
MCI Communications Corp.
      6.250% due 03/23/99                                    600            602
New England Power
      6.140% due 02/02/98                                    500            501
      6.100% due 02/04/98                                  1,000          1,000
New Jersey Bell Telephone
      7.850% due 11/15/29                                     70             81
New Orleans Public Service
      8.670% due 04/01/05                                  2,230          2,258
New York Telephone Co.
      6.250% due 02/15/04                                    150            148
North Atlantic Energy
      9.050% due 06/01/02                                  4,872          4,919
Northern Illinois Gas Co.
      6.450% due 08/01/01                                  1,450          1,460
Oklahoma Gas & Electric
      6.375% due 01/01/98                                    100            100
Pacific Gas & Electric Co.
      5.375% due 08/01/98                                    500            498
      7.670% due 12/15/98                                    208            212
      6.750% due 12/01/00                                    709            716
Pacific Northwest Bell
      4.375% due 09/01/02                                     50             46
Pennsylvania Power & Light
      5.500% due 04/01/98                                    250            250
Philadelphia Electric
      6.125% due 10/01/97                                    500            500
      5.375% due 08/15/98                                 12,000         11,941
Public Service Electric & Gas
      8.750% due 07/01/99                                     40             42
Public Service of New Hampshire
      9.170% due 05/15/98                                 16,000         16,243
Queststar Pipeline
      9.375% due 06/01/21                                    200            229
Southern California Edison
      5.875% due 02/01/98                                    343            343
      5.450% due 06/15/98                                    400            399
Southwestern Bell Telephone Co.
      5.550% due 03/10/98                                  1,000          1,000
      6.125% due 03/01/00                                     50             50
System Energy Resources
      6.000% due 04/01/98                                    801            801
Tennessee Valley Authority
      0.000% due 04/15/42(i)                                 855            327
Texas Utilities Co.
      5.750% due 07/01/98                                 11,750         11,741
      6.258% due 05/01/99(d)                              32,125         32,140
Texas-New Mexico Power
     10.750% due 09/15/03                                  4,950          5,391
Toledo Edison Co.
      8.180% due 07/30/02                                  1,400          1,461
      8.700% due 09/01/02                                 10,000         10,439
      7.850% due 03/31/03                                  7,000          7,213
      7.875% due 08/01/04                                    500            517
Trident NGL, Inc.
     10.250% due 04/15/03                                  7,500          8,053
Tuscon Electric Power
      8.500% due 10/01/09                                  1,000          1,051
U.S. West Communications, Inc.
      6.625% due 09/15/05                                    300            301
United Air Lines
     10.670% due 05/01/04                                  2,050          2,431
Virginia Electric & Power Co.
      9.375% due 06/01/98                                  7,500          7,667
      6.250% due 08/01/98                                    200            201
Wilmington Trust Co. - Tucson Electric
     10.732% due 01/01/13                                    991          1,008
                                                                      ---------
                                                                        478,278
                                                                      ---------
Total Corporate Bonds and Notes                                       2,474,826
(Cost $2,445,688)                                                     ---------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 7.7%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
      9.980% due 08/01/08                                  1,210          1,312
Federal Home Loan Bank
      6.320% due 12/04/97                                  1,500          1,502
      5.740% due 12/23/98(d)                                 250            250
      8.600% due 06/25/99                                     20             21
Federal Home Loan Mortgage Corp.
      5.950% due 06/19/98                                 20,000         20,054
      7.125% due 07/21/99                                    235            240
      6.610% due 08/07/00                                  1,000          1,005


48  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
      6.565% due 11/04/02                              $   2,000      $   2,003
      6.170% due 12/11/02                                  2,000          1,982
      7.120% due 09/30/05                                    100            100
      6.780% due 12/07/05                                    100             99
Federal National Mortgage Assn.
      6.050% due 11/10/97                                    100            100
      5.250% due 03/25/98                                    200            200
      5.250% due 05/13/98                                    100            100
      5.830% due 06/12/98                                500,000        500,753
      5.840% due 06/19/98                                190,000        189,940
      5.100% due 07/22/98                                    250            249
      5.880% due 07/17/00                                  1,200          1,198
      7.500% due 02/11/02                                    735            773
      6.625% due 04/10/03                                    500            500
      4.875% due 12/25/16                                    100             99
Government Trust Certificate - Greece
      8.000% due 05/15/98                                     39             39
Student Loan Marketing Assn.
      5.340% due 02/17/98(d)                                 100            100
      7.000% due 03/03/98                                     30             30
      6.000% due 06/30/98                                264,500        265,242
      4.385% due 02/20/00(d)                             134,700        133,035
      5.605% due 04/25/04(d)                              30,463         30,490
                                                                     ----------
Total U.S. Government Agencies                                        1,151,416
(Cost $1,150,369)                                                    ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.4%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
      3.625% due 07/15/02(h)                             303,440        302,682
U.S. Treasury Bonds
     12.375% due 05/15/04                                  1,000          1,338
U.S. Treasury Notes
      6.250% due 06/30/98                                  2,620          2,634
      5.250% due 07/31/98                                    100            100
      6.000% due 09/30/98                                 48,600         48,767
      5.875% due 10/31/98                                    620            621
      8.875% due 11/15/98                                  1,100          1,137
      5.125% due 11/30/98                                  1,310          1,302
      6.625% due 04/30/02                                     30             31
      6.250% due 06/30/02                                     90             91
                                                                     ----------
Total U.S. Treasury Obligations                                         358,703
(Cost $357,982)                                                      ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 54.7%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 13.1%
AFC Home Equity Loan Trust
      6.550% due 01/25/27(d)                               8,488          8,513
American Southwest Financial
     12.250% due 11/01/14                                     80             91
     12.500% due 04/01/15                                    841            936
     12.000% due 05/01/15                                  1,258          1,410
     11.400% due 09/01/15                                  1,042          1,089
Bear Stearns
      9.200% due 11/01/18                                     45             46
      9.500% due 06/25/23                                  1,113          1,139
      6.375% due 10/25/23(d)                               9,109          9,150
     10.000% due 08/25/24                                 15,018         17,038
      7.000% due 03/25/27                                  7,000          6,947
Capstead Mortgage Corp.
      8.400% due 01/25/21                                  2,791          2,812
      8.750% due 07/25/21                                 10,000         10,285
Centex Acceptance Corp.
     11.000% due 11/01/15                                    286            300
Chase Mortgage Financial Corp.
      8.250% due 10/25/10                                  3,897          3,951
      9.500% due 04/25/24                                    992            990
      8.000% due 06/25/24                                     86             86
      7.500% due 10/25/24                                     47             47
Citicorp Mortgage Securities, Inc.
      8.500% due 04/01/17                                    315            314
      9.500% due 01/01/19                                  4,577          4,586
      9.500% due 09/25/19                                    250            249
      9.500% due 09/25/20                                  1,662          1,706
      7.750% due 04/25/21                                    133            132
      6.000% due 08/25/21                                    477            474
      7.635% due 10/25/22(d)                              24,291         24,830
      7.250% due 02/25/27                                    360            364
CMC Securities Corp.
      7.212% due 09/25/23(d)                              16,560         16,878
      7.735% due 04/25/25(d)                                 518            531
Collateralized Mortgage Obligation Trust
     10.200% due 02/01/16                                    677            724
      8.000% due 01/01/17                                    297            302
      8.000% due 09/20/21                                  7,837          8,137
Collateralized Mortgage Securities Corp.
     11.875% due 04/01/15                                  1,860          1,969
     11.450% due 09/01/15                                     60             65
     11.450% due 11/01/15(d)                                 345            346
      8.750% due 04/20/19                                  1,088          1,148
Countrywide
      8.231% due 07/25/24(d)                              16,519         16,741
Donaldson, Lufkin & Jenrette
      7.396% due 08/01/21(d)                               7,812          7,866
      7.860% due 12/25/22(d)                               6,037          6,194
      8.245% due 03/25/24(d)                               2,279          2,332
      6.500% due 04/25/24                                     27             27
      8.057% due 05/25/24(d)                                 479            485
Drexel Mortgage Funding
      9.500% due 11/20/17                                  1,986          2,082
      8.600% due 03/01/18                                    800            809
Federal Home Loan Mortgage Corp.
      5.000% due 07/15/02                                    427            427
      6.500% due 07/15/02                                  1,502          1,498
      4.750% due 10/15/02                                    186            185
      5.000% due 03/15/03                                    928            927
      5.250% due 03/15/03                                  1,577          1,576
      5.000% due 04/15/03                                  1,581          1,579
      7.000% due 10/15/03                                  6,303          6,418
      5.450% due 03/15/04                                 10,319         10,314
      5.500% due 11/15/04                                 11,983         11,972
      8.750% due 10/15/05                                     14             14
     10.750% due 11/30/05                                    574            587
      6.500% due 07/15/06                                  1,075          1,071
      6.500% due 08/15/06                                    710            714
      6.500% due 11/15/06                                    156            157
      6.500% due 05/15/08                                  1,000            996
      4.500% due 08/15/08                                 13,424         13,366
      5.000% due 02/15/11                                  1,065          1,064
      5.500% due 11/15/11                                  3,461          3,459
      4.875% due 12/15/11                                  2,046          2,044
      5.150% due 12/25/11                                 16,250         16,185
      5.000% due 01/15/12                                  1,859          1,856
      8.500% due 08/15/13                                  2,000          2,151
      6.050% due 09/15/13                                  2,521          2,515
      8.500% due 09/15/13                                  5,941          6,419
      5.500% due 12/15/13                                  2,571          2,569
      7.000% due 04/25/15                                  1,647          1,657
     11.000% due 11/30/15                                 10,964         12,755
      6.900% due 03/15/16                                  5,848          5,862
      6.210% due 08/15/17                                    345            345
      6.350% due 03/25/18                                    200            200
      5.250% due 05/15/18                                  1,369          1,355
      9.500% due 01/15/19                                    461            466
      6.500% due 05/15/19                                    615            617
      8.500% due 10/15/19                                    631            636
      9.000% due 11/15/19                                  2,846          2,878
      7.000% due 02/15/20                                  1,173          1,178
      8.500% due 03/15/20                                  1,566          1,581
      9.125% due 06/15/20                                  2,896          2,975
      8.500% due 09/15/20                                 16,603         16,938
      5.500% due 10/15/20                                    200            188
      8.750% due 10/15/20                                    500            511
      9.500% due 11/15/20                                 10,622         11,406
      6.000% due 12/15/20                                    400            388
      8.750% due 12/15/20                                  1,265          1,343
      9.000% due 12/15/20                                  6,473          6,888
      8.500% due 06/15/21                                 50,803         53,559
      6.950% due 07/15/21                                    700            699
      8.000% due 07/15/21                                  9,206          9,549

                              1997 Semiannual Report See accompanying notes  49

Total Return Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
    9.000% due 07/15/21                               $    3,767     $    4,086
    9.500% due 07/15/21                                    5,449          5,657
    6.200% due 08/15/21                                    1,500          1,491
    6.950% due 08/15/21                                      185            186
    8.000% due 08/15/21                                   23,472         24,374
    6.500% due 09/15/21                                    2,500          2,476
    9.000% due 11/15/21                                      465            467
    8.000% due 12/15/21                                   14,490         15,331
    6.850% due 01/15/22                                      700            700
    8.250% due 06/15/22                                    5,000          5,297
    7.000% due 07/15/22                                    7,470          7,146
    8.500% due 10/15/22                                   18,909         19,851
    6.500% due 07/15/23                                      462            446
    7.000% due 07/15/23                                      219            207
    6.500% due 02/15/24                                       61             60
    8.000% due 09/15/24                                   16,250         17,422
    7.865% due 10/01/26 (d)                                9,148          9,559
Federal National Mortgage Assn.
    9.100% due 02/25/02                                    6,240          6,421
    5.500% due 12/25/03                                    3,182          3,179
    5.750% due 12/25/03                                      175            174
    7.500% due 05/25/05                                    6,700          6,976
    7.000% due 11/25/05                                       20             20
    7.500% due 02/25/06                                      375            390
    6.500% due 07/25/06                                       75             75
    8.000% due 11/25/06                                       30             31
    6.000% due 07/25/07                                      300            295
    7.630% due 08/25/07 (d)                                  126            119
    7.000% due 10/25/07                                      200            205
    7.000% due 02/25/08                                    1,055          1,048
   10.500% due 08/25/08                                    7,146          8,655
    7.000% due 11/25/09                                    3,996          3,999
    4.950% due 06/25/10                                    5,420          5,402
    6.750% due 11/25/10                                    1,300          1,299
    7.000% due 01/25/11                                      500            507
    5.000% due 05/25/12                                    2,290          2,283
    4.900% due 12/25/12                                    1,507          1,500
    6.750% due 05/25/13                                    7,906          7,920
    6.400% due 09/25/14                                      668            669
   10.000% due 12/25/14                                    1,166          1,198
    6.000% due 11/25/15                                   12,878         12,842
    9.670% due 01/25/17                                      559            577
    9.200% due 12/25/17                                    1,269          1,303
    7.000% due 01/25/18                                    1,730          1,741
    9.300% due 05/25/18                                    2,010          2,148
    6.175% due 06/25/18 (d)                                    9              9
    9.500% due 06/25/18                                    1,027          1,104
    5.500% due 07/25/18                                      220            217
    8.500% due 07/25/18                                       72             72
    7.000% due 08/25/18                                   10,694         10,707
    7.750% due 10/25/18                                      178            179
    9.500% due 11/25/18                                   13,460         14,808
    6.500% due 03/25/19                                      885            877
    6.625% due 06/25/19                                       25             25
    9.500% due 06/25/19                                    4,048          4,350
    8.000% due 10/25/19                                   18,980         19,510
    7.500% due 12/25/19                                      200            204
    9.000% due 12/25/19                                   17,189         18,414
    7.500% due 05/25/20                                    8,000          8,190
    8.000% due 07/25/20                                      141            143
    9.000% due 09/25/20                                    7,493          8,029
    8.000% due 12/25/20                                   21,016         22,255
    8.750% due 01/25/21                                    9,097          9,655
    7.500% due 02/25/21                                   16,088         16,283
    7.500% due 03/25/21                                   20,919         21,388
    7.250% due 04/25/21                                    8,960          8,958
    7.500% due 06/25/21                                      320            326
    8.000% due 07/25/21                                   27,306         28,219
    8.500% due 09/25/21                                   16,623         17,402
    7.000% due 10/25/21                                    7,556          7,412
    8.000% due 10/25/21                                   22,430         23,255
    6.000% due 12/25/21                                      200            196
    8.000% due 01/25/22                                   21,700         22,526
    8.000% due 03/25/22                                      480            495
    7.000% due 04/25/22                                   17,091         16,751
    8.000% due 06/25/22                                    3,040          3,327
    7.000% due 07/25/22                                    9,545          9,547
    8.000% due 07/25/22                                   48,162         51,225
    6.500% due 10/25/22                                    3,332          2,969
    7.800% due 10/25/22                                    5,442          5,553
    6.500% due 12/25/22                                      941            924
    7.000% due 03/25/23                                   23,432         22,356
    6.900% due 05/25/23                                      129            119
    7.000% due 06/25/23                                    4,036          3,671
    6.000% due 08/25/23                                    5,137          4,824
    6.500% due 08/25/23                                      198            197
    6.750% due 10/25/23                                      488            450
    6.500% due 11/25/23                                      170            161
    7.500% due 08/18/27                                   11,543         11,121
First Commonwealth Savings & Loan
   10.375% due 04/01/05                                       22             23
General Electric Capital Mortgage
    8.000% due 07/25/23                                   12,979         13,274
    6.500% due 09/25/23                                       45             40
    6.500% due 02/25/24                                       22             23
    6.500% due 03/25/24                                   12,441         11,190
    8.000% due 06/25/25                                   14,336         14,610
    7.500% due 04/25/27                                      360            366
Glendale Federal Savings & Loan
    7.416% due 03/01/28 (d)                               10,500         10,661
Greenwich
    7.236% due 04/25/22 (d)                                2,607          2,627
    7.205% due 07/25/22 (d)                               12,482         12,622
    7.285% due 10/25/22 (d)                                  327            329
    7.370% due 04/25/23 (d)                                3,965          4,027
    7.914% due 04/25/24 (d)                                5,671          5,764
    8.219% due 06/25/24 (d)                                7,283          7,451
    8.985% due 08/25/24 (d)                               10,490         10,778
    8.767% due 11/25/24 (d)                                3,327          3,406
Imperial CMB Trust
    5.945% due 09/25/26 (d)                               32,417         32,528
Independent National Mortgage Corp.
    6.650% due 10/25/24                                    2,723          2,600
    8.303% due 11/25/24 (d)                               12,262         12,591
    7.288% due 07/25/25 (d)                               34,115         34,691
    8.161% due 07/25/25 (d)                               37,893         38,651
International Mortgage Acceptance Corp.
   12.250% due 03/01/14                                      596            648
J.P. Morgan & Co.
    9.000% due 10/20/20                                   13,573         14,572
Kidder Peabody Acceptance Corp.
    8.389% due 05/20/18                                      456            469
    8.134% due 03/25/24 (d)                               21,948         22,291
    8.134% due 09/25/24 (d)                               20,000         20,400
Marine Midland
    8.000% due 04/25/23                                       74             75
    8.000% due 10/25/23                                      350            359
Merrill Lynch Mortgage
    9.470% due 04/27/18                                        6              6
    7.300% due 06/15/21 (d)                                9,421          9,609
    7.559% due 06/15/21 (d)                                8,842          9,077
    8.104% due 06/25/22 (d)                               10,893         11,060
Morgan Stanley Mortgage
    8.150% due 07/20/21                                       15             15
Nomura Asset Securities Corp.
    7.998% due 05/25/24 (d)                               13,263         13,615
Norwest Mortgage
   12.500% due 02/01/14                                    1,104          1,179
   12.250% due 04/01/14                                      115            121
PaineWebber Mortgage
    6.000% due 04/25/09                                   11,951         11,266
Prudential Bache
    6.103% due 09/01/18 (d)                                  555            553
    9.000% due 01/01/19                                      540            547
    8.400% due 03/20/21                                    5,169          5,357
Prudential Home
    7.000% due 04/25/99                                       35             35
    8.000% due 06/25/22                                   20,198         20,715
    6.900% due 03/25/23                                      463            462
    7.000% due 04/25/23                                    3,594          3,599
    8.434% due 11/25/23 (d)                                1,245          1,277
    8.449% due 11/25/23 (d)                               13,008         13,366

50  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
    7.000% due 02/25/24                              $     1,237    $     1,238
    6.000% due 05/25/24                                       28             28
    7.750% due 10/25/24                                    7,010          7,087
    7.500% due 06/25/25                                    8,561          8,650
PSB Financial Corp.
   11.050% due 12/01/15                                    1,119          1,218
Residential Asset Securities Corp.
    7.000% due 03/25/27 (d)                                  320            323
    7.250% due 05/25/27 (d)                                  345            349
Residential Funding
    6.750% due 01/25/06                                   53,161         53,170
    8.080% due 02/25/07                                      122            125
    7.000% due 08/25/08                                   20,634         20,844
    6.500% due 09/25/08                                    7,000          6,778
    8.500% due 05/25/17                                      136            141
    8.000% due 01/25/23                                   10,000         10,306
    7.250% due 07/25/23                                      115            116
    7.750% due 07/25/24                                       10             10
    8.000% due 10/25/24                                   15,417         15,827
    7.500% due 09/25/25                                   18,183         18,523
    5.987% due 10/25/27 (d)                               17,354         17,371
Resolution Trust Corp.
    7.495% due 02/25/20 (d)                                  270            270
    7.346% due 09/25/20 (d)                               15,951            160
    5.954% due 01/25/21 (d)                                1,140          1,119
    8.693% due 06/25/21 (d)                                4,347          4,367
    8.717% due 08/25/21                                      117            120
    8.720% due 08/25/21 (d)                               13,329         13,766
    8.722% due 08/25/21                                    8,000          8,346
    7.570% due 09/25/21 (d)                                3,825          3,878
    6.178% due 10/25/21 (d)                                  352            351
    6.625% due 10/25/21 (d)                                1,292          1,296
    8.140% due 10/25/21 (d)                                  315            319
    8.625% due 10/25/21                                      300            306
    7.634% due 01/25/22 (d)                                3,282          3,332
    7.786% due 03/25/22 (d)                                6,691          6,745
    8.494% due 05/25/22 (d)                                3,264          3,337
    6.888% due 06/25/23 (d)                                4,922          4,930
    7.500% due 08/25/23                                      334            335
    9.450% due 05/25/24                                   19,693         19,907
   10.621% due 05/25/24 (d)                                3,791          3,836
    6.688% due 07/25/24 (d)                                2,553          2,558
    7.100% due 12/25/24                                    1,500          1,521
    7.750% due 03/25/25                                    5,000          5,000
    7.580% due 07/25/28 (d)                               14,001         14,272
    7.258% due 10/25/28 (d)                               31,282         32,152
    7.338% due 10/25/28 (d)                               15,647         16,082
    7.113% due 05/25/29 (d)                                5,821          5,826
    7.575% due 05/25/29 (d)                                7,433          7,352
Rural Housing Trust
    3.330% due 10/01/28                                      493            454
Ryan Mortgage Acceptance Corp.
    9.450% due 10/01/16                                      193            204
Ryland Acceptance Corp.
    9.000% due 12/01/16                                      970          1,016
   11.500% due 12/25/16                                      246            274
    8.000% due 09/25/22                                    3,996          4,071
    8.200% due 09/25/22                                      100            103
    8.086% due 09/25/23 (d)                               11,809         12,093
   14.000% due 11/25/31                                    2,096          2,334
Ryland Mortgage Securties Corp.
    7.137% due 03/25/22 (d)                                4,874          4,880
    7.908% due 07/25/22 (d)                               42,000         42,643
    8.132% due 08/25/22 (d)                                4,472          4,554
    7.500% due 08/25/24                                       79             80
    7.358% due 08/25/29 (d)                                9,299          9,555
    6.869% due 10/25/31 (d)                               16,627         16,616
Salomon Brothers Mortgage Securities
    7.649% due 11/25/22 (d)                                1,790          1,827
    8.402% due 07/01/24 (d)                               17,046         17,568
Santa Barbara Savings
    9.500% due 11/20/18                                    5,403          5,452
Saxon Mortgage
    7.780% due 09/25/22 (d)                                3,291          3,361
    8.048% due 08/25/23 (d)                               51,690         53,144
    8.313% due 09/25/24 (d)                               14,829         15,362
Sears Mortgage
    8.000% due 03/25/22                                    1,660          1,663
    7.311% due 09/25/22 (d)                                3,858          3,919
    7.716% due 12/25/22 (d)                               13,118         13,241
    8.661% due 05/25/32 (d)                               15,999         16,234
Securitized Asset Sales, Inc.
    7.869% due 10/25/23 (d)                                7,758          7,986
    8.075% due 12/26/23 (d)                                8,157          8,343
    5.944% due 02/25/28                                   24,500         24,216
Security Pacific National Bank
    6.302% due 03/01/18 (d)                                  159            154
Vendee Mortgage
    7.000% due 02/15/00                                    6,231          6,298
    7.750% due 03/15/16                                      600            615
    7.750% due 05/15/18                                      550            568
Western Federal Savings & Loan
    7.204% due 07/01/21 (d)                               11,621         11,810
                                                                    ------------
                                                                      1,965,443
                                                                    ============
Federal Home Loan Mortgage Corporation 6.9%
    5.250% due 12/01/98                                        7              7
    5.500% due 03/01/10                                       92             91
    5.750% due 08/15/20                                      300            293
    6.000% due 12/01/98-04/01/26(g)                        5,300          5,103
    6.114% due 07/01/27 (d)                                  348            347
    6.500% due 06/01/03-11/13/27(g)                      198,959        193,882
    6.775% due 11/01/03                                       70             69
    7.000% due 05/01/00-10/14/27 (d)(g)                  212,799        212,375
    7.190% due 10/25/23 (d)                               32,246         33,617
    7.275% due 12/11/06                                    3,000          2,989
    7.500% due 05/01/99-01/01/27(d)(g)                    18,967         19,365
    7.588% due 09/01/23 (d)                                4,496          4,620
    7.593% due 04/01/23 (d)                                1,364          1,434
    7.625% due 01/01/19 (d)                                   20             21
    7.633% due 05/01/23 (d)                                6,409          6,740
    7.640% due 10/25/17 (d)                                5,868          5,966
    7.708% due 11/01/23 (d)                                2,171          2,242
    7.750% due 04/01/07                                       54             55
    7.780% due 04/01/24 (d)                                1,946          2,046
    7.789% due 07/01/23 (d)                                4,562          4,685
    7.822% due 10/01/23 (d)                                1,219          1,257
    7.861% due 09/01/23 (d)                               33,535         34,563
    7.887% due 07/01/22 (d)                                2,313          2,426
    7.901% due 10/01/23 (d)                                2,556          2,661
    7.902% due 11/01/23 (d)                                1,255          1,292
    7.930% due 04/01/24 (d)                               18,689         19,689
    7.931% due 05/01/23 (d)                                3,397          3,570
    7.938% due 08/01/23 (d)                                   31             32
    7.954% due 11/01/23 (d)                                1,971          2,035
    7.971% due 06/01/24 (d)                                3,493          3,632
    8.000% due 10/01/07-06/01/26 (d)(g)                   95,173         98,599
    8.012% due 04/01/29 (d)                                4,830          5,107
    8.023% due 10/01/23 (d)                                9,890         10,360
    8.041% due 07/01/23 (d)                                1,577          1,632
    8.045% due 01/01/24 (d)                                1,041          1,091
    8.056% due 08/01/23 (d)                               19,795         20,566
    8.069% due 09/01/23 (d)                                8,128          8,520
    8.112% due 09/01/23 (d)                                8,402          8,770
    8.117% due 01/01/24 (d)                                1,372          1,421
    8.148% due 07/01/24 (d)                                6,059          6,365
    8.157% due 08/01/23 (d)                                3,619          3,782
    8.177% due 08/01/24 (d)                                  964          1,007
    8.201% due 08/01/23 (d)                                1,618          1,676
    8.229% due 10/01/23 (d)                                5,927          6,248
    8.250% due 08/01/07-12/01/09(g)                          247            254
    8.500% due 09/01/01-10/14/27(g)                      235,732        246,802
    8.750% due 02/01/01-09/01/10(g)                          491            506
    8.900% due 11/15/20                                   30,173         32,530
    9.000% due 01/01/02-09/15/20(g)                        1,480          1,560
    9.250% due 06/01/09-08/01/09(g)                          137            145
    9.500% due 08/01/01-06/01/21(g)                        3,533          3,752
   10.000% due 06/01/04-11/15/19(g)                        1,957          2,088
   10.250% due 03/15/09-05/01/09(g)                        2,436          2,658
   11.000% due 12/01/99-07/01/19(g)                        1,374          1,533
   11.250% due 10/01/09-09/01/15(g)                          205            230
   11.500% due 03/01/00-05/01/00(g)                           30             32
   12.500% due 07/01/99                                        6              6

                               1997 Semiannual Report See accompanying notes  51

Total Return Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------

     13.250% due 10/01/13                                $     85    $       99
     14.000% due 04/01/16                                      37            42
     15.500% due 08/01/11-11/01/11(g)                          22            25
     16.250% due 05/01/11-11/01/11(g)                          18            21
                                                                     ----------
                                                                      1,034,531
                                                                     ----------
Federal Housing Administration 0.7%
      7.125% due 03/01/34                                   4,496         4,413
      7.211% due 12/01/21                                   3,386         3,392
      7.317% due 05/01/19-11/01/19(g)                      12,080        12,182
      7.375% due 03/01/19-01/01/24(g)                      17,698        17,845
      7.399% due 02/01/21                                   2,717         2,816
      7.430% due 12/01/16-10/01/23(g)                      63,142        65,406
      7.650% due 11/01/18                                     181           188
                                                                     ----------
                                                                        106,242
                                                                     ----------
Federal National Mortgage Association 4.3%
      5.000% due 02/25/03                                   1,586         1,581
      5.650% due 04/25/05                                     200           198
      6.000% due 03/25/03-03/01/24(g)                       6,989         6,833
      6.049% due 08/01/29(d)                               10,917        10,870
      6.069% due 05/01/27-05/01/29 (d)(g)                  10,665        10,620
      6.071% due 10/01/19-08/01/28 (d)(g)                   8,462         8,414
      6.083% due 09/01/24(d)                                5,235         5,247
      6.100% due 08/01/18(d)                                  404           405
      6.103% due 02/01/18-06/01/20(d)(g)                    9,119         9,136
      6.112% due 05/01/36(d)                                  790           787
      6.114% due 01/01/27-11/01/28(d)(g)                   44,257        44,069
      6.115% due 11/01/35(d)                               27,393        27,274
      6.250% due 07/25/07                                     100            99
      6.366% due 12/01/27(d)                                1,822         1,814
      6.369% due 07/01/20 (d)                               1,817         1,821
      6.500% due 10/01/05-03/01/26(g)                         475           473
      6.750% due 08/01/03-09/25/22(g)                       1,232         1,238
      6.834% due 07/01/03                                      69            71
      6.910% due 11/01/25(d)                               15,186        15,756
      6.950% due 03/25/26                                     300           303
      7.000% due 05/25/99-11/01/26(g)                      37,147        37,243
      7.035% due 09/01/22(d)                                4,173         4,302
      7.057% due 09/01/22(d)                                3,637         3,739
      7.250% due 05/01/02-01/01/23(g)                      11,620        11,704
      7.299% due 09/01/25(d)                                7,985         8,277
      7.500% due 08/01/03-09/01/25(g)                      98,372       100,518
      7.592% due 01/01/26(d)                                5,233         5,463
      7.599% due 02/01/26(d)                                2,839         2,966
      7.646% due 03/01/26(d)                               16,861        17,716
      7.690% due 01/01/24(d)                                1,730         1,818
      7.750% due 06/01/09                                     237           245
      7.812% due 11/01/25(d)                                5,548         5,762
      7.821% due 01/01/24(d)                                1,478         1,549
      7.825% due 03/01/25-11/01/25(d)(g)                   20,907        21,826
      7.829% due 05/01/26(d)                                3,501         3,684
      7.836% due 07/01/24(d)                               24,937        25,824
      7.896% due 12/01/23(d)                                2,846         2,934
      7.931% due 01/01/24(d)                                  424           449
      7.932% due 11/01/23(d)                                2,923         3,062
      7.977% due 01/01/24(d)                                6,577         6,904
      8.000% due 09/01/01-12/01/26(g)                      11,460        11,875
      8.010% due 10/01/23(d)                                1,055         1,112
      8.023% due 09/01/24(d)                                4,711         4,914
      8.046% due 09/01/23(d)                                7,112         7,430
      8.066% due 11/01/23(d)                                1,777         1,853
      8.072% due 05/01/24(d)                                6,676         6,958
      8.104% due 12/01/23(d)                                4,994         5,232
      8.250% due 10/01/08-02/01/17(g)                       1,014         1,058
      8.500% due 07/01/99-12/01/25(g)                     181,202       189,631
      9.000% due 01/01/99-04/01/17(g)                       2,740         2,874
      9.500% due 12/01/06-07/01/22(g)                         189           202
      9.750% due 11/01/08                                      91            97
     10.500% due 12/01/16-04/01/22(g)                       1,145         1,257
     12.000% due 05/01/16                                      23            27
     13.000% due 09/01/13                                      64            75
     13.250% due 09/01/11                                      23            26
     14.500% due 11/01/11-01/01/13(g)                          80            95
     14.750% due 08/01/12-11/01/12(g)                         352           408
     15.500% due 10/01/12-12/01/12(g)                          38            47
     15.750% due 12/01/11-08/01/12(g)                         190           222
     16.000% due 09/01/12                                     229           290
                                                                       --------
                                                                        648,677
                                                                       --------
Government National Mortgage Association 28.8%

      5.500% due 07/20/27-09/20/27(d)(g)                  49,500         49,468
      5.650% due 10/15/12                                     13             12
      6.000% due 10/15/08-06/20/27(d)(g)                 614,658        597,723
      6.500% due 10/15/08-12/17/27(d)(g)               1,358,211      1,340,520
      6.875% due 12/20/22-12/20/25(d)(g)                 384,967        395,801
      7.000% due 07/15/08-09/20/27(d)(g)                 341,792        351,015
      7.125% due 07/20/22-09/20/24(d)(g)                 353,261        363,849
      7.375% due 06/20/21-05/20/26(d)(g)                 297,579        307,226
      7.500% due 08/15/05-07/15/26(g)                     38,472         39,354
      7.875% due 04/20/23(d)                                 830            863
      8.000% due 08/15/05-11/19/27(g)                     66,027         68,744
      8.250% due 08/15/04-07/15/08(g)                        671            706
      8.500% due 06/15/01-11/19/27(g)                    759,484        794,525
      8.750% due 03/15/07-07/15/07(g)                        175            184
      9.000% due 09/15/01-07/20/22(g)                      8,906          9,620
      9.250% due 10/15/01-03/15/06(g)                        515            538
      9.500% due 04/15/01-08/15/23(g)                      9,182          9,991
      9.750% due 09/15/02-01/15/21(g)                        382            409
     10.000% due 06/20/01-03/20/20(g)                      5,663          6,216
     10.250% due 10/15/98-12/15/99(g)                        141            143
     10.500% due 06/15/04                                    144            157
     10.750% due 08/15/98-09/15/98(g)                         16             16
     11.000% due 05/15/04-06/15/13(g)                         94            103
     11.250% due 03/15/01-12/20/15(g)                         80             90
     11.500% due 04/15/13-05/15/13(g)                         16             18
     12.000% due 03/20/99-03/15/15(g)                        106            122
     12.500% due 01/15/11                                      1              2
     13.000% due 12/15/12-10/15/14(g)                         46             54
     13.250% due 10/20/14                                     20             23
     13.500% due 11/15/12-12/15/12(g)                          7              8
     15.000% due 09/15/12-10/15/12(g)                         21             25
     16.000% due 01/15/12-04/15/12(g)                         13             17
     17.000% due 11/15/11-12/15/11(g)                        123            149
                                                                      ---------
                                                                      4,337,691
                                                                      ---------
Other Mortgage-Backed Securities 0.7%
Aames Mortgage Trust
      7.275% due 05/15/20                                    405            413
Bank of America
      9.000% due 03/01/08                                    100             99
Citibank, N.A.
      8.000% due 07/25/18                                    102            105
Daiwa Mortgage
      7.375% due 09/25/06(d)                               1,654          1,666
DBL Mortgage Funding
      9.500% due 08/01/19                                     24             25
First Interstate Bancorp
      9.125% due 01/01/09                                     20             20
General Electric Credit Corp.
      8.000% due 03/01/02                                    124            127
Georgia Federal Mortgage
     10.500% due 11/01/14                                  2,026          2,073
German American Capital Corp.
      8.360% due 09/30/02                                  4,624          4,718
      6.499% due 07/01/18(d)                               9,822          9,715
Great Western Savings & Loan
      5.950% due 08/01/17(d)                                 221            214
Guardian
      6.807% due 12/25/18(d)                                 467            402
Home Savings of America
      8.464% due 08/01/06                                     99             98
      5.795% due 05/25/27(d)                               4,114          3,997
Imperial Savings & Loan
     10.000% due 09/01/16                                    319            335
      8.241% due 01/25/17                                    120            122
      8.835% due 07/25/17(d)                                 434            435
LTC Commercial Corp.
      7.100% due 11/28/12                                  3,951          3,886
Manufacturers Mortgage Housing
     13.250% due 01/15/99                                    239            255
MDC Mortgage Funding
      8.829% due 01/25/25(d)                               1,977          2,017
Merrill Lynch Mortgage
      9.250% due 12/15/09                                     39             40
      7.920% due 06/15/21(d)                               1,974          2,049

52 PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Mid-State Trust
      8.330% due 04/01/30                            $    34,217     $   36,462
Resolution Trust Corp.
      7.797% due 05/25/29 (d)                              6,951          7,014
Ryland Acceptance Corp.
      7.555% due 11/28/22 (d)                              7,000          7,107
Salomon Brothers Mortgage Securities
     11.500% due 09/01/15                                  1,861          2,042
Sears Mortgage
     12.000% due 02/25/14                                  1,418          1,536
      6.792% due 06/25/22 (d)                              1,102          1,109
      7.444% due 10/25/22 (d)                              5,971          6,255
USGI Capital
      8.500% due 11/25/07                                 12,536         12,876
Western Federal Savings & Loan
      6.614% due 11/25/18 (d)                                347            344
      6.664% due 03/25/19 (d)                              2,617          2,607
                                                                    -----------
                                                                        110,163
                                                                    -----------
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.(IO)
      6.500% due 12/15/02                                     19              0
     10.038% due 09/15/05                                     43              4
      6.500% due 11/15/06                                  3,316            279
      6.500% due 03/15/07                                  5,935            423
      5.750% due 09/15/07 (d)                             15,034          1,209
      5.428% due 02/15/08 (d)                              1,037            115
     11.651% due 01/15/16                                     48              5
      6.500% due 08/15/16                                  5,980            388
      7.000% due 04/15/18                                  4,780            413
      9.993% due 11/15/18                                    300             44
      8.845% due 01/15/21                                    540            116
      9.000% due 05/15/22                                    272             58
Federal Home Loan Mortgage Corp.(PO)
      0.000% due 06/15/21                                  6,392          5,889
Federal National Mortgage Assn.(IO)
     33.862% due 04/25/02                                      1              0
      6.750% due 09/25/04                                    103              7
      7.000% due 06/25/05                                      8              1
     10.458% due 07/25/05 (d)                              1,320            146
      6.500% due 07/25/06                                  7,692            626
      6.500% due 02/25/07                                  6,014            583
      6.500% due 07/25/07                                  1,822            155
      6.500% due 09/25/07                                  9,277            807
      6.500% due 10/25/07                                  3,010            279
      0.100% due 03/25/09 (d)                             58,766          1,479
      7.000% due 05/25/12                                     26              0
      7.000% due 08/25/15                                  5,350            359
      7.000% due 08/25/16                                  1,293             98
      6.500% due 08/25/20                                  2,666            618
     10.070% due 01/25/21                                    186             48
      9.032% due 08/25/21                                  2,659            640
      0.950% due 11/25/21 (d)                             58,980          1,178
      6.500% due 01/25/23                                  7,052          1,072
Federal National Mortgage Assn.(PO)
      0.000% due 09/01/07                                  1,379          1,074
      0.000% due 02/25/21                                  6,759          5,974
      0.000% due 06/25/22                                  4,006          3,450
      0.000% due 08/25/23                                    508            303
PaineWebber(IO)
     13.595% due 08/01/19                                    322            116
Vendee Mortgage(IO)
      0.542% due 06/15/23                                226,156          5,126
                                                                    -----------
                                                                         33,082
                                                                    -----------
Total Mortgage-Backed Securities                       8,235,829      8,235,829
(Cost $8,138,133)                                                   -----------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.6%
-------------------------------------------------------------------------------

AFC Home Equity Loan Trust
      7.455% due 10/25/26 (d)                              13,135        13,315
Associates Manufactured Housing
      7.000% due 03/15/27                                     900           924
Contimortgage Home Equity Loan Trust
      6.990% due 03/15/21                                     350           351
Copelco Capital Funding Corp.
      6.340% due 07/20/04                                      87            87
CSXT Trade Receivables
      5.050% due 09/25/99                                     500           497
Delta Air Lines Equipment Trust
      9.230% due 07/02/02                                  12,862        13,604
     10.500% due 01/02/07                                   7,701         9,135
     10.570% due 01/02/07                                  15,881        19,813
      9.550% due 01/02/08                                   7,773         8,603
     10.000% due 06/05/13                                  10,828        13,305
Discover Card Trust
      6.031% due 10/16/13 (d)                                 400           408
EQCC Home Equity Loan Trust
      6.100% due 10/15/03                                  23,720        23,810
      6.710% due 07/15/11                                     330           333
Equivantage Home Equity Loan Trust
      6.550% due 04/01/27                                     248           249
First Omni Bank
      6.650% due 09/15/03 (d)                               1,500         1,528
Ford Motor Credit Corp.
      5.500% due 02/15/03                                   1,300         1,273
Green Tree Financial Group
      7.150% due 07/15/27                                   1,025         1,054
Green Tree Home Improvement Loan Trust
      6.100% due 01/15/28                                  14,547        14,580
IMC Home Equity Loan Trust
      7.507% due 07/25/26 (d)                               1,920         1,946
MBNA Master Credit Card Trust
      6.050% due 11/15/02                                     245           245
Metlife Capital Equipment Loan Trust
      6.850% due 05/20/08 (d)                                 320           324
NationsBank Auto Owner Trust
      6.375% due 07/15/00                                   1,700         1,714
NationsBank Corp.
      5.850% due 06/15/02                                      505          507
Newcourt Receivable Asset Trust
      6.240% due 12/20/04                                       47           47
OSCC Home Equity
      6.950% due 05/15/07                                      112          113
Saxon Asset Securities Trust
      6.475% due 11/25/20                                      350          351
Sears Credit Account Master Trust
      6.050% due 01/16/08                                      500          496
Standard Credit Card Master Trust
      6.750% due 06/07/00                                      290          293
      7.250% due 04/07/08                                      300          314
The Money Store Home Equity Trust
      6.230% due 12/15/08                                   17,091       17,064
      7.550% due 02/15/20                                      500          518
UCFC Home Equity Loan
      6.381% due 07/15/10                                      250          251
United Air Lines Equipment Trust
      9.200% due 03/22/08                                    4,466        4,877
     10.360% due 11/13/12                                    7,000        8,783
     10.020% due 03/22/14                                    4,500        5,404
     10.850% due 07/05/14                                   34,111       43,591
     10.125% due 03/22/15                                   14,300       17,951
      9.060% due 06/17/15                                    5,000        5,805
      9.210% due 01/21/17                                    2,000        2,288
                                                                     ----------
Total Asset-Backed Securities                                           235,751
(Cost $221,724)                                                      ----------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.2%
--------------------------------------------------------------------------------
Banco Nacional de Obra y Servicios
      6.875% due 10/01/98                                   19,500       19,442
City of Buenos Aires
     11.250% due 04/11/07                                    5,000        5,581
Hydro Quebec
      5.750% due 04/15/99 (d)                               10,000        9,984
      9.400% due 02/01/21                                      500          623
     9.500% due  11/15/30                                    2,370        3,003
Kingdom of Sweden
     10.250% due 11/01/15                                      500          646
Providence of Newfoundland
      9.000% due 06/01/19                                      500          604
Province of Nova Scotia
      9.375% due 07/15/02                                    1,000        1,117

                                1997 Semiannual Report See accompanying notes 53

Total Return Fund
September 30, 1997(Unaudited)

                                               Principal
                                                  Amount                  Value
                                                  (000s)                 (000s)
--------------------------------------------------------------------------------
Province of Ontario
      6.125% due 06/28/00                    $        50             $       50
      7.750% due 06/04/02                            200                    212
      7.625% due 06/22/04                          1,000                  1,064
      7.000% due 08/04/05                          1,000                  1,032
Province of Quebec
      8.780% due 03/30/98                            400                    406
      7.500% due 07/15/02                          6,000                  6,251
Republic of Argentina
      5.805% due 04/01/00 (d)                     26,520                 26,121
      5.641% due 04/01/01 (d)                     17,851                 17,417
      6.750% due 03/31/05 (d)                    373,296                355,564
Republic of Poland
      6.938% due 10/27/24 (d)                     40,000                 39,200
                                                                     ----------
Total Sovereign Issues                                                  488,317
(Cost $430,196)                                                      ----------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES(c)(f) 3.3%
--------------------------------------------------------------------------------
City of Montreal
     11.500% due 09/20/00                    C$    7,000                  5,916
Commonwealth of Australia
      8.750% due 01/15/01                    A$    4,235                  3,387
      9.750% due 03/15/02                          3,665                  3,094
     10.000% due 10/15/02                          6,940                  5,974
     10.000% due 02/15/06                          1,600                  1,456
Commonwealth of Canada
      6.500% due 06/01/04                    C$    1,000                    764
      4.250% due 12/01/26 (h)                    197,908                148,690
Commonwealth of New Zealand
      6.500% due 02/15/00                    N$  160,000                101,779
      8.000% due 02/15/01                          8,890                  5,903
     10.000% due 03/15/02                        107,500                 77,448
      8.000% due 04/15/04                          7,000                  4,796
      4.500% due 02/15/16 (h)                     23,000                 14,270
Petroleos Mexicanos
      7.750% due 09/30/98                    FF    5,000                    869
Province of Saskatchewan
      9.125% due 02/15/21                    C$    3,000                  3,699
Republic of Argentina
      3.353% due 04/01/01(d)                 AP   53,359                 49,369
Republic of Poland
     21.670% due 10/22/97                    PZ   11,000                  3,171
     21.640% due 04/22/98                         58,000                 14,986
     21.365% due 05/13/98                        193,800                 49,424
Reynolds, R.J.
      6.875% due 11/22/00                    DM    9,500                  5,565
United Kingdom Gilt
      7.250% due 03/30/98                    BP      280                    453
      7.000% due 11/06/01                            230                    377
      9.000% due 07/12/11                            400                    785
      8.000% due 06/07/21                             40                     76
                                                                     ----------
Total Foreign Currency-Denominated Issues                               502,251
(Cost $511,135)                                                      ----------

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Eurodollar December Futures(CME)
     Strike @ 91.00 Exp. 12/15/97            $ 1,800,000                     23
                                                                     ----------
Total Purchased Put Options                                                  23
(Cost $32)                                                           ----------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.0%
--------------------------------------------------------------------------------
                                                  Shares

Unocal Capital Trust                                 402                     25
                                                                     ----------
Total Convertible Preferred Stock                                            25
(Cost $21)                                                           ----------

--------------------------------------------------------------------------------
PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya International               266,217                  7,554
California Federal Bank                           50,000                  5,714
Time Warner, Inc.                                      1                      1
                                                                     ----------
Total Preferred Stock                                                    13,269
(Cost $12,565)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 21.4%
--------------------------------------------------------------------------------

Certificates of Deposit 3.7%
Bankers Trust
      5.900% due 07/07/98                    $   100,000             $  100,111
      5.970% due 08/28/98                         10,000                 10,006
Citibank Indonesia
     19.128% due 10/24/97(f)              IR  20,000,000                  6,043
Deutsche Bank
      5.930% due 06/16/98                    $   250,000                250,000
Landesbank Hessen-Thueringen
      5.930% due 06/30/98                        185,000                185,000
                                                                     ----------
                                                                        551,160
                                                                     ----------
Discount Notes 16.3%
Abbott Laboratories
      5.490% due 10/24/97                          5,900                  5,879
American Express Credit
      5.510% due 10/08/97                          6,000                  5,994
      5.480% due 11/05/97                         37,600                 37,400
      5.500% due 11/19/97                         50,000                 49,626
AT&T Capital Corp.
      5.500% due 10/14/97                          5,700                  5,689
      5.490% due 10/15/97                          5,100                  5,089
      5.856% due 05/05/98                         16,000                 15,472
      5.875% due 05/05/98                          3,000                  2,901
      5.900% due 06/05/98                         30,000                 28,870
Caisse d'Amortissement
      5.520% due 10/20/97                          6,600                  6,581
      5.500% due 11/03/97                            700                    696
      5.510% due 11/03/97                          1,500                  1,492
      5.490% due 11/07/97                          3,800                  3,779
      5.490% due 12/09/97                            100                     99
      5.500% due 12/12/97                         11,500                 11,371
      5.560% due 06/12/98                         70,000                 67,288
Campbell Soup Co.
      5.490% due 10/07/97                            500                    500
      5.480% due 10/08/97                          8,300                  8,291
      5.540% due 06/12/98                         50,000                 48,063
Canadian Wheat Board
      5.600% due 10/09/97                            100                    100
      5.485% due 10/20/97                         18,000                 17,948
      5.500% due 11/21/97                         11,000                 10,914
      5.510% due 12/10/97                            600                    593
Dow Jones & Co., Inc.
      5.500% due 10/06/97                          2,400                  2,398
E.I. Du Pont de Nemours
      5.490% due 10/17/97                         11,500                 11,472
      5.520% due 06/03/98                         50,000                 48,131
      5.530% due 06/05/98                         50,000                 48,116
Electricite de France
      5.490% due 11/05/97                          1,000                    995
      5.490% due 12/11/97                          6,700                  6,626
Emerson Electric Co.
      5.480% due 10/17/97                          3,800                  3,791
Export Development Corp.
      5.500% due 10/16/97                            500                    499
Federal Farm Credit Bank
      5.390% due 01/20/98                          1,700                  1,671
Federal Home Loan Mortgage Corp.
      5.500% due 10/10/97                          6,100                  6,092
      5.480% due 10/31/97                          2,700                  2,688
Federal National Mortgage Assn.
      5.440% due 10/20/97                            265                    264
      5.500% due 01/02/98                             45                     44
Florida Power Corp.
      5.500% due 10/14/97                            900                    898
Ford Motor Credit Corp.
      5.500% due 10/03/97                          5,000                  4,998
      5.580% due 10/03/97                          9,800                  9,797
      5.520% due 10/07/97                         31,000                 30,971
      5.500% due 10/08/97                          1,300                  1,299
      5.530% due 10/08/97                          5,700                  5,694
      5.510% due 10/21/97                          5,500                  5,483
      5.490% due 10/22/97                         85,900                 85,625
      5.500% due 10/23/97                          5,000                  4,983
      5.550% due 10/23/97                            100                    100

54  PIMCO Funds See accompanying notes

Total Return Fund
September 30, 1997 (Unaudited)

                                               Principal
                                                  Amount                  Value
                                                  (000s)                 (000s)
--------------------------------------------------------------------------------
General Electric Capital Corp.
      5.500% due 10/22/97                    $    40,000            $    39,882
      5.510% due 11/13/97                         40,700                 40,432
      5.540% due 11/13/97                         20,700                 20,563
      5.500% due 11/19/97                         24,100                 23,920
      5.510% due 11/20/97                          6,900                  6,847
      5.560% due 06/09/98                        128,000                123,099
      5.560% due 06/11/98                         70,000                 67,299
General Motors Acceptance Corp.
      5.560% due 10/10/97                         13,100                 13,082
      5.520% due 10/20/97                         11,000                 10,968
      5.580% due 10/24/97                         22,200                 22,121
      5.580% due 11/05/97                         89,900                 89,412
      5.540% due 11/19/97                        100,000                 99,246
      5.560% due 11/19/97                         31,700                 31,460
      5.570% due 01/05/98                         39,500                 38,911
      5.540% due 01/15/98                         75,000                 73,767
      5.580% due 06/10/98                         82,000                 78,848
Gillette Co.
      6.350% due 10/01/97                         30,000                 30,000
      5.480% due 10/08/97                         19,100                 19,080
IBM Credit Corp.
      5.520% due 10/16/97                         11,300                 11,274
      5.500% due 10/21/97                          9,800                  9,770
      5.480% due 11/05/97                         14,900                 14,821
      5.500% due 11/05/97                         30,500                 30,337
      5.500% due 11/19/97                            300                    298
Kellogg Co.
      5.500% due 12/03/97                         25,000                 24,754
      5.500% due 12/17/97                          3,500                  3,458
KFW International Finance, Inc.
      5.480% due 10/20/97                          1,200                  1,197
      5.510% due 10/27/97                          7,600                  7,570
      5.510% due 10/29/97                         25,000                 24,893
      5.490% due 11/13/97                          4,800                  4,769
      5.490% due 11/18/97                         56,700                 56,285
      5.500% due 11/19/97                         32,000                 31,761
      5.490% due 11/20/97                         37,400                 37,115
      5.510% due 12/03/97                            900                    891
Kimberly-Clark Corp.
      5.500% due 10/29/97                         29,325                 29,200
Minnesota Mining & Manufacturing Co.
      5.490% due 10/15/97                         27,000                 26,942
Motorola, Inc.
      5.490% due 10/22/97                         18,000                 17,942
      5.490% due 10/23/97                          5,855                  5,835
      5.500% due 10/23/97                          9,900                  9,867
      5.490% due 10/29/97                         25,000                 24,893
National Rural Utilities Cooperative
      5.500% due 10/03/97                          5,500                  5,498
      5.470% due 10/23/97                         16,650                 16,594
      5.480% due 10/24/97                            900                    897
      5.490% due 10/24/97                          3,200                  3,189
      5.480% due 10/28/97                         19,200                 19,121
      5.500% due 11/17/97                          1,600                  1,589
      5.490% due 11/18/97                         12,300                 12,210
      5.490% due 12/02/97                         56,900                 56,349
      5.520% due 12/08/97                            800                    792
      5.510% due 12/10/97                          5,300                  5,242
      5.500% due 12/11/97                            400                    396
      5.500% due 12/12/97                          4,100                  4,054
New Center Asset Trust
      5.500% due 10/06/97                         58,900                 58,870
      5.510% due 10/08/97                         74,000                 73,921
      5.500% due 10/09/97                         40,000                 39,951
      5.510% due 10/10/97                          2,000                  1,997
      5.520% due 10/10/97                            900                    899
      5.520% due 10/22/97                         50,000                 49,839
Oesterreichische
      5.520% due 10/16/97                          9,000                  8,979
Ontario Hydro
      5.500% due 12/08/97                          3,000                  2,968
      5.500% due 12/15/97                         28,000                 27,673
Pfizer, Inc.
      5.500% due 10/31/97                          9,000                  8,959
Pitney Bowes Credit Corp.
      5.550% due 10/20/97                          1,500                  1,496
Procter & Gamble Co.
      5.480% due 10/10/97                         82,200                 82,087
      5.510% due 10/10/97                         17,700                 17,676
      5.500% due 10/17/97                            400                    399
      5.490% due 11/12/97                         17,600                 17,487
Tampa Electric
      5.510% due 10/02/97                         13,500                 13,498
      5.510% due 10/24/97                          3,900                  3,886
TCI Communications, Inc.
      6.062% due 05/08/98                         50,000                 48,329
United Parcel Service Co.
      5.480% due 11/03/97                            200                    199
Warner-Lambert
      5.490% due 12/09/97                         51,000                 50,452
Wisconsin Electric Power & Light
      5.520% due 10/30/97                          4,800                  4,779
      5.520% due 11/06/97                          2,100                  2,088
                                                                    ============
                                                                      2,462,442
                                                                    ============
Repurchase Agreements 0.2%
State Street Bank
      5.000% due 10/01/97                         31,202                 31,202
      (Dated 09/30/97. Collateralized by U.S.                       ------------
      Treasury Note 6.250% 08/31/02 valued at
      $31,826,681. Repurchase proceeds are
      $31,206,334.)

U.S. Treasury Bills (b)(g) 1.2%
      5.562% due 10/01/97-12/11/97               177,090                176,492
                                                                    ------------

Total Short-Term Instruments                                          3,221,296
(Cost $3,222,564)                                                   ============


Total Investments (a) 110.9%                                        $16,681,706
(Cost $16,490,409)

Written Options (e) (0.0%)                                                 (356)
(Premiums $6,014)

Other Assets and Liabilities (Net) (10.9%)                           (1,635,675)
                                                                    ------------

Net Assets 100.0%                                                   $15,045,675
                                                                    ============

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $   238,448

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (47,151)
                                                                    ------------

Unrealized appreciation-net                                         $   191,297
                                                                    ============

(b) Securities with an aggregate market value of $94,491 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                    Unrealized
                                                                  Appreciation/
Type                                             Contracts       (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (12/97)                    638        $         283
Eurodollar March Futures (03/98)                       685                  214
Eurodollar June Futures (06/98)                        570                  (18)
Eurodollar September Futures (09/98)                   860                1,368
U.S. Municipal Bond (12/97)                          1,972                3,214
U.K. Gilt Future (12/97)                             1,599                6,846
U.S. Treasury 2 Year Note (12/97)                       28                   20
U.S. Treasury 5 Year Note (12/97)                    2,904                2,323
U.S. Treasury 10 Year Note (12/97)                  23,612               13,264
U.S. Treasury 30 Year Bond (12/97)                  20,949               35,174
                                                                  --------------
                                                                  $      62,688
                                                                  ==============

                               1997 Semiannual Report See accompanying notes  55

Total Return Fund
September 30, 1997(Unaudited)


(c) Foreign forward currency contracts outstanding at September 30, 1997:

                           Principal
                              Amount                                 Unrealized
                             Covered          Expiration           Appreciation/
Type                     by Contract               Month          (Depreciation)
--------------------------------------------------------------------------------
Sell      A$                     60             10/01/97          $           0
Sell      BP                    403             10/01/97                     25
Sell                          3,096             11/01/97                   (103)
Buy       C$                 97,336             03/01/98                   (568)
Sell                        133,671             12/01/97                   (262)
Sell                        161,146             03/01/98                  2,521
Buy       DG                    102             11/01/97                      2
Buy       DM                  9,733             10/01/97                     (5)
Sell                          9,733             10/01/97                     34
Sell                         44,132             11/01/97                   (976)
Sell                          9,733             12/01/97                      1
Sell      FF                  7,642             10/01/97                    (24)
Sell                         14,470             11/01/97                   (113)
Sell      N$                 22,340             11/01/97                     18
Sell                        194,393             12/01/97                 (1,744)
Sell                         81,997             01/01/98                    154
Buy       SF                    481             10/01/97                      1
Sell                            481             10/01/97                     (1)
Sell                          3,631             11/01/97                   (107)
Sell                            481             01/01/98                     (1)
                                                                  -------------
                                                                  $      (1,148)
                                                                  =============

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:


                                                            Premiums      Market
Type                                             Par        Received       Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures(12/97)   $ 10,288   $    3,254     $    51
   Strike @ 93.75 Exp. 12/26/97

Put - CME Eurodollar December Futures(12/97)      9,413        2,159          47
   Strike @ 93.50 Exp. 12/26/97

Call - CBOT U.S. Treasury 30 Year Bond (12/97)    1,500          601         258
                                                          ----------------------
   Strike @ 120.00 Exp. 12/26/97                          $    6,014     $   356
                                                          ======================

(f) Principal amount denoted in indicated currency:

        A$ - Australian Dollar
        AP - Argentine Peso
        BP - British Pound
        C$ - Canadian Dollar
        DG - Dutch Guilder
        DM - German Mark
        FF - French Franc
        IR - Indonesian Ruphia
        N$ - New Zealand Dollar
        PZ - Polish Zloty
        SF - Swiss Franc

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.



56  PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund II
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 8.9%
--------------------------------------------------------------------------------
Banking and Finance 0.3%
American General Finance
          8.500% due 08/15/98                          $     30       $      31
          8.500% due 06/15/99                               125             130
Ford Motor Credit Corp.
          6.375% due 09/15/99                                35              35
J.P. Morgan & Co.
          0.000% due 04/01/98                               160             155
Lehman Brothers, Inc.
          8.875% due 11/01/98                               500             514
Merrill Lynch & Co.
          6.475% due 03/01/00                               300             302
                                                                      ----------
                                                                          1,167
                                                                      ----------
Industrials 6.6%
AMR Corp.
          9.430% due 05/10/01                             1,000           1,091
          8.900% due 02/26/07                             6,450           7,317
Time Warner, Inc.
          7.975% due 08/15/04                             3,345           3,529
          8.110% due 08/15/06                             6,690           7,153
          8.180% due 08/15/07                             6,690           7,211
                                                                      ----------
                                                                         26,301
                                                                      ----------
Utilities 2.0%
Long Island Lighting Co.
          9.000% due 11/01/22                             7,250           8,096
                                                                      ----------
Total Corporate Bonds and Notes                                          35,564
(Cost $31,487)                                                        ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.3%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.
          7.410% due 05/18/05                               530             534
Federal National Mortgage Assn.
          8.500% due 02/01/05                               500             523
                                                                      ----------
Total U.S. Government Agencies                                            1,057
(Cost $1,054)                                                         ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 70.1%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 14.4%
American Southwest Financial
          8.450% due 09/01/17                               246             245
Capstead Mortgage Corp.
          8.900% due 12/25/21                               583             610
Chase Mortgage Financial Corp.
          8.000% due 06/25/24                                68              68
Collateralized Mortgage Securities Corp.
          9.000% due 04/25/10                               952             951
Dime Savings
          7.147% due 11/01/18 (c)                           163             150
Donaldson, Lufkin & Jenrette
          11.000% due 08/01/19                              342             390
Federal Home Loan Mortgage Corp.
          5.950% due 07/15/03                               130             128
          7.000% due 04/25/15                               130             131
          8.800% due 12/01/15                               261             288
          9.250% due 11/15/19                                69              73
          9.000% due 12/15/20                             3,062           3,249
          7.000% due 07/15/22                            13,793          13,200
Federal National Mortgage Assn.
          6.000% due 06/25/01                                97              96
          8.500% due 03/25/17                                76              76
          9.000% due 06/25/18                                46              48
          6.000% due 09/25/18                                76              75
          9.000% due 09/25/18                               980           1,005
          9.250% due 07/25/19                             5,819           6,257
          7.000% due 09/25/20                               100             101
Guaranteed Mortgage Corp.
          9.300% due 07/20/19                             1,000           1,067
Independent National Mortgage Corp.
          8.303% due 11/25/24 (c)                        10,202          10,472
Norwest Mortgage
         12.375% due 01/01/14                               390             415
Ryland Acceptance Corp.
          8.000% due 09/25/22                             3,856           3,928
          8.086% due 09/25/23 (c)                         4,143           4,243
Saxon Mortgage
          7.780% due 09/25/22 (c)                         2,698           2,755
          7.823% due 01/25/23 (c)                         4,070           4,111
Sears Mortgage
          8.661% due 05/25/32 (c)                         3,246           3,294
                                                                      ----------
                                                                         57,426
                                                                      ----------
Federal Home Loan Mortgage Corporation 6.2%
          6.500% due 11/13/27                               250             244
          7.000% due 03/01/07                                53              53
          7.250% due 03/01/06                               332             336
          7.500% due 08/01/09                                34              34
          7.768% due 02/01/23 (c)                         1,319           1,374
          8.000% due 04/01/25-12/01/25 (c)(d)             7,907           8,179
          8.063% due 12/01/22 (c)                        13,528          14,190
          8.250% due 03/01/08-05/01/08 (d)                  187             194
          8.500% due 12/01/01                                 5               5
          9.500% due 02/01/11                               111             118
         10.500% due 04/01/01                                95             102
         15.500% due 06/01/11                                22              25
                                                                      ----------
                                                                         24,854
                                                                      ----------
Federal Housing Administration 0.2%
          5.596% due 10/01/19                               379             382
          8.829% due 05/01/19                               556             587
                                                                      ----------
                                                                            969
                                                                      ----------
Federal National Mortgage Association 13.8%
          7.000% due 08/01/09                               370             374
          7.267% due 02/01/23 (c)                         5,524           5,623
          7.500% due 04/01/24                            15,049          15,363
          7.733% due 04/01/24 (c)                         3,109           3,221
          7.750% due 10/01/07                               423             435
          7.758% due 07/01/20 (c)                         1,562           1,644
          7.977% due 01/01/24 (c)                         3,289           3,452
          8.000% due 10/01/05                               475             492
          8.034% due 12/01/23 (c)                         1,297           1,360
          8.500% due 12/01/01-06/01/26 (d)               20,281          21,207
          9.000% due 12/01/01                             1,091           1,143
         11.000% due 09/01/10                               291             324
         13.750% due 10/01/10-12/01/14 (d)                  122             143
         14.500% due 03/01/13                                 9              11
         14.750% due 10/01/12-11/01/12 (d)                   28              35
                                                                      ----------
                                                                         54,827
                                                                      ----------
Government National Mortgage Association 35.2%
          6.500% due 01/15/24-10/20/27 (d)               52,122          51,172
          7.000% due 01/20/24-01/20/25 (c)(d)            28,103          28,932
          7.125% due 09/20/24 (c)                         3,186           3,278
          7.375% due 06/20/23 (c)                         5,591           5,781
          7.500% due 03/15/24-11/19/27 (d)                5,859           5,952
          8.500% due 10/20/27-11/19/27 (d)               43,000          44,961
         12.000% due 10/15/12-10/15/15 (d)                   48              57
                                                                      ----------
                                                                        140,133
                                                                      ----------
Other Mortgage-Backed Securities 0.3%
Bank of America
          9.000% due 03/01/08                                81              80
Federal Home Loan Mortgage Corp.
         11.875% due 06/15/13                               261             299
Security Pacific National Bank
          8.500% due 03/01/17                                87              86
Western Federal Savings & Loan
          6.664% due 03/25/19 (c)                           566             564
                                                                      ----------
                                                                          1,029
                                                                      ----------
Total Mortgage-Backed Securities                                        279,238
(Cost $276,027)                                                       ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.1%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
          7.455% due 10/25/26 (c)                         3,284           3,329
Conti Mortgage Home Equity Loan Trust
          6.190% due 10/15/11 (c)                         5,000           4,992
          6.230% due 10/15/11 (c)                         4,075           4,069
EQCC Home Equity Loan Trust
          6.100% due 10/15/03                            20,000          20,076


                                1997 Semiannual Report See accompanying note  57

Total Return Fund II
September 30, 1997(Unaudited)

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
United Air Lines Equipment Trust
          9.190% due 12/24/13                         $   7,213       $   7,659
                                                                      ---------
Total Asset-Backed Securities                                            40,125
(Cost $40,206)                                                        ---------

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 1.0%
--------------------------------------------------------------------------------

U.S. Treasury Bond(OTC)
          6.500% due 05/31/01
          Strike @ 93.53 Exp. 10/21/97                   48,900           4,013
                                                                      ---------
Total Purchased Call Options                                              4,013
(Cost $3,828)                                                         ---------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 38.8%
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT 8.8%
Bankers Trust
          5.900% due 07/07/98                            20,000          20,022
          5.900% due 07/14/98                            15,000          15,011
                                                                      ---------
                                                                         35,033
                                                                      ---------
DISCOUNT NOTES 28.4%
Abbott Laboratories
          5.490% due 10/22/97                             1,100           1,096
American Express Credit
          5.500% due 11/12/97                             3,000           2,981
Ameritech Corp.
          5.490% due 10/14/97                             2,700           2,695
          5.490% due 12/04/97                            13,000          12,870
E.I. Du Pont de Nemours
          5.480% due 10/08/97                             2,300           2,298
Federal Home Loan Bank
          5.450% due 10/15/97                               245             244
Federal Home Loan Mortgage Corp.
          5.480% due 10/31/97                             9,000           8,959
Ford Motor Credit Corp.
          5.510% due 10/15/97                             2,700           2,694
General Electric Capital Corp.
          5.520% due 11/05/97                             8,800           8,753
          5.570% due 11/13/97                             1,400           1,391
          5.500% due 11/19/97                             2,400           2,382
General Motors Acceptance Corp.
          5.560% due 10/10/97                             3,200           3,196
          5.540% due 11/03/97                             1,400           1,393
          5.580% due 11/05/97                             2,000           1,989
          5.560% due 11/19/97                             2,600           2,580
          5.580% due 01/14/98                             1,000             984
IBM Credit Corp.
          5.500% due 11/07/97                             1,700           1,690
Kellogg Co.
          5.500% due 12/17/97                             1,500           1,482
Kentucky Utility Co.
          5.520% due 10/02/97                             2,500           2,500
National Rural Utilities Cooperative
          5.480% due 10/28/97                             1,500           1,494
          5.540% due 12/18/97                            17,300          17,090
New Center Asset Trust
          5.510% due 10/22/97                               100             100
          5.530% due 11/05/97                             4,900           4,874
          5.510% due 11/19/97                             1,900           1,886
          5.540% due 11/19/97                             6,300           6,252
          5.540% due 12/17/97                             2,000           1,976
Pfizer, Inc.
          5.490% due 10/08/97                             1,000             999
SBC Communications, Inc.
          5.500% due 11/07/97                            14,700          14,617
United Parcel Service Co.
          5.480% due 11/03/97                             1,000             995
                                                                      ---------
                                                                        112,460
                                                                      ---------
REPURCHASE AGREEMENTS 1.2%
State Street Bank
          5.000% due 10/01/97                             4,969           4,969
          (Dated 09/30/97. Collateralized by U.S.                     ---------
          Treasury Note 6.250% 08/31/02 valued
          at $5,068,750. Repurchase proceeds are
          $4,969,690.)

U.S. Treasury Bills (b)(d)  0.4%
          5.016% due 10/02/97-12/11/97                    1,790           1,783
                                                                      ---------

Total Short-Term Instruments                                            154,245
(Cost $154,212)                                                       ---------


Total Investments (a) 129.2%                                          $ 514,242
(Cost $506,814)

Other Assets and Liabilities (Net) (29.2%)                             (116,250)
                                                                      ---------

Net Assets 100.0%                                                     $ 397,992
                                                                      =========

Notes to Schedule of Investments($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $   7,863

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (435)
                                                                      ---------

Unrealized appreciation-net                                           $   7,428
                                                                      =========

(b) Securities with an aggregate market value of $1,783 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                     Unrealized
                                                                   Appreciation/
Type                                         Contracts            (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (12/97)                 60                $      26
Eurodollar March Futures (03/98)                    60                       27
Eurodollar June Futures (06/98)                     60                       18
U.S. Treasury 5 Year Note (12/97)                  267                      104
U.S. Treasury 10 Year Note (12/97)                 462                      511
U.S. Treasury 30 Year Note (12/97)                 374                      (46)
                                                                      ---------
                                                                      $     640
                                                                      =========

(c) Variable Rate Security. The rate listed is as of September 30, 1997.

(d) Securities are grouped by coupon and represent a range of maturities.


58  PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund III
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 12.4%
--------------------------------------------------------------------------------
BANKING AND FINANCE 7.5%
AT&T Capital Corp.
          5.880% due 11/05/97                         $  10,000       $  10,002
Bear Stearns
          6.050% due 08/25/00 (d)                        10,000          10,000
Spieker Properties
          6.950% due 12/15/02                             2,000           2,000
                                                                      ---------
                                                                         22,002
                                                                      ---------
Utilities 4.9%
Cleveland Electric Illuminating Co.
          8.750% due 11/15/05                             3,500           3,536
Commonwealth Edison
          6.250% due 02/01/98                             3,000           3,001
Connecticut Light & Power
          7.250% due 07/01/99                               990             989
Long Island Lighting Co.
          8.900% due 07/15/19                             3,000           3,196
North Atlantic Energy
          9.050% due 06/01/02                               583             589
Ohio Power Co.
          8.250% due 03/15/02                             2,000           2,138
Public Service of New Hampshire
          9.170% due 05/15/98                               800             815
                                                                      ---------
                                                                         14,264
                                                                      ---------
Total Corporate Bonds and Notes                                          36,266
(Cost $36,079)                                                        ---------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 7.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank
          6.550% due 09/19/03                               572             571
Federal Home Loan Mortgage Corp.
          5.950% due 06/19/98                             5,000           5,013
          7.500% due 07/01/11                               893             916
          8.000% due 01/01/12                               449             466
          8.000% due 09/01/25                             2,096           2,167
Federal National Mortgage Assn.
          9.150% due 04/10/98                               300             306
          5.870% due 10/15/03                                50              49
          7.930% due 09/20/06                             1,250           1,276
Government Trust Certificate - Greece
          8.000% due 05/15/98                                71              72
Student Loan Marketing Assn.
          6.000% due 06/30/98                            10,000          10,028
                                                                      ---------
Total U.S. Government Agencies                                           20,864
(Cost $20,808)                                                        ---------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.0%
--------------------------------------------------------------------------------

U.S. Treasury Bonds
         10.375% due 11/15/09                               200             247
U.S. Treasury Notes
          6.000% due 09/30/98                             2,000           2,007
          5.000% due 02/15/99                               515             510
                                                                      ---------
Total U.S. Treasury Obligations                                           2,764
(Cost $2,761)                                                         ---------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 55.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 9.1%
Chase Mortgage Financial Corp.
          9.500% due 04/25/24                               101             101
CMC Securities Corp.
          7.735% due 04/25/25 due                         2,588           2,653
Collateralized Mortgage Obligation Trust
          8.000% due 01/01/17                             4,460           4,530
Federal Home Loan Mortgage Corp.
          8.000% due 05/15/00                                97              99
          8.000% due 02/15/15                             1,856           1,891
Federal National Mortgage Assn.
          7.750% due 07/25/19                               247             251
          7.000% due 09/25/21                             5,279           5,227
Greenwich
          8.767% due 11/25/24 (d)                           461             472
PNC Mortgage Securities Corp.
          7.500% due 06/25/10                               322             321
Prudential Home
          8.449% due 11/25/23 (d)                         1,496           1,537
Residential Accredit Loans, Inc.
          7.050% due 01/25/26                             2,000           1,970
          7.250% due 01/25/26                             3,000           2,963
Resolution Trust Corp.
          8.835% due 12/25/23                             2,500           2,642
Ryland Acceptance Corp.
          8.086% due 09/25/23 (d)                         1,036           1,061
Sears Mortgage
          8.661% due 05/25/32 (d)                           974             988
                                                                      ---------
                                                                         26,706
                                                                      ---------
Federal Home Loan Mortgage Corporation 0.9%
          8.000% due 02/01/06                               322             334
          8.063% due 12/01/22 (d)                         2,178           2,285
                                                                      ---------
                                                                          2,619
                                                                      ---------
Federal National Mortgage Association 3.5%
          7.500% due 04/01/24                             3,762           3,841
          8.000% due 07/01/23-07/01/26 (f)                5,276           5,468
          8.250% due 07/01/17                               141             147
          8.500% due 02/01/07                               682             709
          9.000% due 07/01/05                                45              47
                                                                      ---------
                                                                         10,212
                                                                      ---------
Government National Mortgage Association 40.6%
          6.000% due 12/20/26 (d)                           978           1,002
          6.500% due 09/15/23-12/17/27 (f)               52,533          52,099
          6.875% due 10/20/24-10/20/25 (d)(f)            10,424          10,706
          7.000% due 01/20/24-08/20/25 (d)(f)            16,522          16,981
          7.125% due 09/20/23 (d)                         6,168           6,353
          7.375% due 06/20/22 (d)                         3,481           3,602
          8.500% due 06/15/25-10/20/27 (f)               26,261          27,485
         10.250% due 02/15/17                               652             729
         12.750% due 02/20/15-03/20/15 (f)                    5               6
                                                                      ---------
                                                                        118,963
                                                                      ---------
Other Mortgage-backed Securities 1.1%
Guardian
          6.878% due 07/25/20 (d)                           992             696
Resolution Trust Corp.
          7.797% due 05/25/29 (d)                         2,389           2.410
                                                                      ---------
                                                                          3,106
                                                                      ---------
Stripped Mortgage-backed Securities 0.5%
Federal Home Loan Mortgage Corp.(IO)
          6.500% due 04/15/22                             5,880             724
Resolution Trust Corp.(PO)
          0.000% due 09/25/00                               896             818
                                                                      ---------
                                                                          1,542
                                                                      ---------
Total Mortgage-Backed Securities                                        163,148
(Cost $161,352)                                                       ---------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.8%
--------------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
          6.230% due 10/15/11 (d)                         4,075           4,069
EQCC Home Equity Loan Trust
          6.100% due 10/15/03                            10,000          10,038
                                                                      ---------
Total Asset-Backed Securities                                            14,107
(Cost $14,075)                                                        ---------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.2%
--------------------------------------------------------------------------------

Province of Quebec
          8.800% due 04/15/03                             1,000           1,105
Republic of Argentina
          6.750% due 03/31/05 (d)                         5,760           5,486
                                                                      ---------
Total Sovereign Issues                                                    6,591
(Cost $5,517)                                                         ---------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES(c)(e) 1.1%
--------------------------------------------------------------------------------

Commonwealth of Canada
          8.500% due 04/01/02                          C$ 2,000           1,637
Province of Saskatchewan
         11.000% due 01/09/01                             2,000           1,702
                                                                      ---------
Total Foreign Currency-Denominated Issues                                 3,339
(Cost $3,220)                                                         ---------



                                1997 Semiannual Report See accompanying notes 59

Total Return Fund III
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 30.2%
--------------------------------------------------------------------------------
Certificates of Deposit 2.7%
Bankers Trust
          5.900% due 07/14/98                          $  8,000       $   8,006
                                                                      ----------

Discount Notes 26.1%
Caisse d'Amortissement
          5.490% due 11/07/97                             2,000           1,989
Canadian Wheat Board
          5.490% due 11/14/97                             3,400           3,377
          5.490% due 11/18/97                             1,100           1,092
Ford Motor Credit Corp.
          5.500% due 10/03/97                             2,000           1,999
          5.520% due 10/07/97                             1,600           1,599
          5.510% due 10/09/97                             2,500           2,497
General Electric Capital Corp.
          5.520% due 11/05/97                               500             497
          5.500% due 11/12/97                             7,400           7,353
          5.560% due 06/11/98                             1,000             961
General Motors Acceptance Corp.
          5.520% due 10/20/97                             1,700           1,695
          5.580% due 11/05/97                               900             895
          5.510% due 11/12/97                             5,200           5,167
KFW International Finance, Inc.
          5.480% due 10/20/97                             1,600           1,595
          5.500% due 11/20/97                            11,900          11,809
Kimberly-Clark Corp.
          5.490% due 10/08/97                            10,900          10,888
National Rural Utilities Cooperative
          5.500% due 10/02/97                             4,700           4,699
          5.500% due 10/03/97                             4,500           4,499
          5.500% due 12/12/97                               200             198
New Center Asset Trust
          5.500% due 10/06/97                             1,500           1,499
          5.500% due 10/09/97                             3,600           3,596
          5.520% due 10/10/97                             4,400           4,394
Ontario Hydro
          5.500% due 12/08/97                             4,000           3,958
                                                                      ----------
                                                                         76,256
                                                                      ==========

Repurchase Agreements 0.9%
State Street Bank
          5.000% due 10/01/97                             2,748           2,748
          (Dated 09/30/97. Collateralized by U.S.                     ----------
          Treasury Note 6.000% 05/31/98 valued at
          $2,803,019. Repurchase proceeds are
          $2,748,382.)


U.s. Treasury Bills (b)(f) 0.5%
          5.009% due 10/02/97-12/11/97                    1,595           1,584
                                                                      ----------

Total Short-Term Instruments                                             88,594
(Cost $88,587)                                                        ==========


Total Investments (a) 114.5%                                          $ 335,673
(Cost $332,399)


Other Assets and Liabilities (Net) (14.5%)                              (42,540)
                                                                      ----------

Net Assets 100.0%                                                     $ 293,133
                                                                      ==========

--------------------------------------------------------------------------------
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   3,785

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (511)
                                                                      ----------

Unrealized appreciation-net                                           $   3,274
                                                                      ==========


(b) Securities with an aggregate market value of $1,584 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                     Unrealized
                                                 Contracts         Appreciation
--------------------------------------------------------------------------------
Eurodollar December Futures (12/97)                     50            $      17
Eurodollar March Futures (03/98)                        50                   18
Eurodollar June Futures (06/98)                         50                   19
U.S. Treasury 5 Year Note (12/97)                      120                   61
U.S. Treasury 10 Year Note (12/97)                     488                  534
U.S. Treasury 10 Year Note (12/97)                     450                  261
                                                                      ----------
                                                                      $     910
                                                                      ==========

(c) Foreign forward currency contracts outstanding at September 30, 1997:


                          Principal
                             Amount
                            Covered         Expiration               Unrealized
Type                    by Contract              Month             Appreciation
--------------------------------------------------------------------------------
Sell             C$           4,325              03/98                $      72

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

        C$ - Canadian Dollar

(f) Securities are grouped by coupon and represent a range of maturities.


60  PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Mortgage Fund
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 84.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 28.9%
Donaldson, Lufkin & Jenrette
          6.500% due 04/25/24                          $     41       $      41
Federal Home Loan Mortgage Corp.
          5.500% due 06/15/13                               195             195
          4.500% due 03/15/21                               128             116
          3.500% due 12/15/22                                25              18
          6.500% due 05/15/23                                92              81
          7.000% due 08/15/23                                66              60
          6.500% due 03/15/24                                87              76
Federal National Mortgage Assn.
          5.600% due 07/25/14                               150             149
          6.750% due 04/25/21                               200             197
          6.750% due 09/25/23                                43              40
                                                                      ----------
                                                                            973
                                                                      ----------
Federal Home Loan Mortgage Corporation 21.1%
          7.000% due 02/01/27                               715             714
                                                                      ----------

Government National Mortgage Association 33.3%
          7.000% due 02/20/18 (b)                            87              90
          7.500% due 05/15/27-08/15/27 (c)                1,165           1,034
                                                                      ----------
                                                                          1,124
                                                                      ----------
Stripped Mortgage-backed Securities 1.2%
Federal National Mortgage Assn.(IO)
          7.000% due 12/25/16                               553              41
                                                                      ----------
Total Mortgage-Backed Securities                                          2,852
(Cost $2,834)                                                         ----------


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 22.2%
--------------------------------------------------------------------------------

Discount Notes 17.8%
Abbott Laboratories
          5.490% due 10/22/97                               100             100
BellSouth Telecommunications, Inc.
          5.500% due 10/23/97                               100             100
Caisse d'Amortissement
          5.520% due 10/20/97                               100             100
Ford Motor Credit Corp.
          5.580% due 10/03/97                               100             100
IBM Credit Corp.
          5.500% due 10/09/97                               100             100
KFW International Finance, Inc.
          5.510% due 11/06/97                               100              99
                                                                      ----------
                                                                            599
                                                                      ----------
Repurchase Agreements 4.4%
State Street Bank
          5.000% due 10/01/97                               148             148
          (Dated 09/30/97. Collateralized by U.S. Treasury            ----------
          Note 6.000% 05/31/98 valued at $153,375.
          Repurchase proceeds are $148,021.)


Total Short-Term Instruments                                                747
(Cost $746)                                                           ----------

Total Investments (a) 106.7%                                          $   3,598
(Cost $3,580)

Other Assets and Liabilities (Net)(6.7%)                                   (227)
                                                                      ----------

Net Assets 100.0%                                                     $   3,371
                                                                      ----------

--------------------------------------------------------------------------------

Notes to Schedule of Investments($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $      20

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                  (1)
                                                                      ----------

Unrealized appreciation-net                                           $      19
                                                                      ----------

(b) Variable Rate Security. The rate listed is as of September 30, 1997.

(c) Securities are grouped by coupon and represent a range of maturities.


                               1997 Semiannual Report See accompanying notes  61

Schedule of Investments

Moderate Duration Fund
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 23.0%
--------------------------------------------------------------------------------
Banking and Finance 17.2%
Ahmanson (H.F.) & Co.
          6.180% due 01/15/98                          $    700       $     701
AT&T Capital Corp.
          6.060% due 02/20/98                             1,000           1,002
          5.900% due 06/05/98                             1,500           1,444
Banco Latino
          6.220% due 03/26/98                               500             500
Bear Stearns
          6.070% due 08/29/00 (d)                         2,300           2,300
Capital One Bank
          6.730% due 06/04/98                               550             553
First USA Bank
          6.160% due 03/31/98                               500             501
Korean Export-Import Bank
          6.500% due 10/06/99                             1,800           1,796
Lehman Brothers, Inc.
          7.410% due 05/25/99                               500             509
Okobank
          7.375% due 09/27/49 (d)                         1,150           1,173
Salomon, Inc.
          9.480% due 04/01/98                               800             813
          6.331% due 06/27/01 (d)                         1,250           1,253
                                                                      ----------
                                                                         12,545
                                                                      ----------

Industrials 2.8%
Amerco, Inc.
          7.230% due 01/21/27                               500             513
Building Materials Corp.
          0.000% due 07/01/04 (h)                           250             233
RJR Nabisco
          8.625% due 12/01/02                               480             506
TCI Communications, Inc.
          6.359% due 04/03/02 (d)                           250             250
          7.550% due 09/02/03                               500             510
                                                                      ----------
                                                                          2,012
                                                                      ----------

Utilities 3.0%
Beaver Valley Funding Corp.
          8.250% due 06/01/03                               467             478
          8.625% due 06/01/07                               700             733
CMS Energy
          8.125% due 05/15/02                               750             770
Texas-New Mexico Power
         12.500% due 01/15/99                               200             214
                                                                      ----------
                                                                          2,195
                                                                      ----------
Total Corporate Bonds and Notes                                          16,752
(Cost $17,063)                                                        ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 5.1%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
         3.375% due 01/15/07 (g)                          2,026           1,989
U.S. Treasury Notes
          5.625% due 02/28/01                               100              99
          6.000% due 02/15/26                             1,700           1,597
                                                                      ----------
Total U.S. Treasury Obligations                                           3,685
(Cost $3,648)                                                         ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 51.3%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 24.5%
Federal Home Loan Mortgage Corp.
          7.000% due 05/15/04                             1,000           1,021
          5.500% due 11/15/15                             1,302           1,300
          8.000% due 02/15/27                               365             383
Federal National Mortgage Assn.
          7.000% due 12/25/99                               500             505
          4.850% due 11/25/02                             1,064           1,057
          7.000% due 09/25/21                             2,598           2,573
          6.500% due 03/25/23                             2,000           1,908
General Electric Capital Mortgage
          6.000% due 02/25/24                               515             507
Government National Mortgage Assn.
          7.500% due 04/20/27                             2,038           1,997
Residential Funding
          7.500% due 06/25/27                             1,844           1,869
          7.000% due 08/25/27                             2,818           2,824
Resolution Trust Corp.
          9.400% due 05/25/24                             1,300           1,307
Securitized Asset Sales, Inc.
          7.410% due 09/25/24                               627             630
                                                                      ----------
                                                                         17,881
                                                                      ----------

Federal Home Loan Mortgage Corporation 1.4%
          7.000% due 10/14/27                             1,000             998
                                                                      ----------

Federal Housing Administration 8.1%
          7.430% due 04/01/22-07/01/22 (f)                5,660           5,801
          7.450% due 03/31/27                                86              88
                                                                      ----------
                                                                          5,889
                                                                      ----------

Federal National Mortgage Association 8.8%
          6.071% due 03/01/29 (d)                           155             154
          6.100% due 08/01/18 (d)                         1,400           1,403
          6.103% due 06/01/18-08/01/18 (d)(f)               563             563
          6.110% due 09/01/17 (d)                         1,449           1,451
          6.114% due 11/01/18-08/01/27 (d)(f)             2,048           2,042
          6.115% due 11/01/35 (d)                           796             792
                                                                      ----------
                                                                          6,405
                                                                      ----------
Government National Mortgage Association 8.5%
          5.500% due 05/20/27 (d)                         1,478           1,471
          6.000% due 11/20/26                             2,917           2,966
          6.500% due 11/20/25 (d)                           873             897
          6.875% due 11/20/17-12/20/17 (d)(f)               689             710
          7.000% due 03/20/20 (d)                           158             163
                                                                      ----------
                                                                          6,207
                                                                      ----------
Total Mortgage-Backed Securities                                         37,380
(Cost $36,874)                                                        ----------



--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.6%
--------------------------------------------------------------------------------

IMC Home Equity Loan Trust
          5.828% due 03/25/27 (d)                           385             385
LIBOR-Index Certificates
          7.359% due 09/16/01 (d)                           800             800
                                                                      ----------
Total Asset-Backed Securities                                             1,185
(Cost $1,185)                                                         ----------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.5%
--------------------------------------------------------------------------------

Republic of Argentina
          6.750% due 03/31/05 (d)                         1,920           1,829
                                                                      ----------
Total Sovereign Issues                                                    1,829
(Cost $1,800)                                                         ----------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 0.7%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
   4.500% due 02/15/16 (g)                            N$    800             496
                                                                      ----------
Total Foreign Currency-Denominated Issues                                   496
(Cost $523)                                                           ----------

--------------------------------------------------------------------------------
PREFERRED STOCK 1.6%
--------------------------------------------------------------------------------

                                                         Shares
El Paso Electric Co.                                     10,285           1,144
                                                                      ----------
Total Preferred Stock                                                     1,144
(Cost $1,166)                                                         ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 14.8%
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                         (000s)
Certificates of Deposit 1.0%
Banco Latino
          6.430% due 05/28/98                          $    700             700
                                                                       ---------

Discount Notes 12.9%
E.I. Du Pont de Nemours
          5.480% due 10/02/97                               600             600


62  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Electricite de France
      5.490% due 11/05/97                                $ 1,100     $    1,094
Ford Motor Credit Corp.
      5.510% due 10/17/97                                  2,500          2,494
General Motors Acceptance Corp.
      5.510% due 11/12/97                                  2,000          1,987
KFW International Finance, Inc.
      5.490% due 11/13/97                                    300            298
National Rural Utilities Cooperative
      5.520% due 12/08/97                                  1,600          1,583
New Center Asset Trust
      5.520% due 11/12/97                                    100             99
TCI Communications, Inc.
      6.062% due 05/08/98                                    400            387
United Parcel Service Co.
      5.500% due 12/03/97                                    900            891
                                                                     ----------
                                                                          9,433
                                                                     ----------
Repurchase Agreements 0.7%
State Street Bank
      5.000% due 10/01/97                                    530            530
      (Dated 09/30/97. Collateralized by U.S. Treasury               ----------
      Note 5.750% 03/31/98 valued at $541,350.
      Repurchase proceeds are 530,074.)

U.S. Treasury Bills (b)(f) 0.2%
      5.092% due 10/02/97-12/11/97                           170            170
                                                                     ----------
Total Short-Term Instruments                                             10,833
(Cost $10,446)                                                       ----------


Total Investments (a) 100.6%                                         $   73,304
(Cost $72,705)

Other Assets and Liabilities (Net) (0.6%)                                  (460)
                                                                     ----------

Net Assets 100.0%                                                    $   72,844
                                                                     ----------

Notes to Schedule of Investments($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $      677
                                                                     ----------

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (78)
                                                                     ----------

Unrealized appreciation-net                                          $      599
                                                                     ----------

(b) Securities with an aggregate market value of $170 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                                     Unrealized
Type                                             Contracts         Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/97)                      144           $      106

(c) Foreign forward currency contracts outstanding at September 30, 1997:


                      Principal
                         Amount
                        Covered         Expiration                    Unrealized
Type                by Contract              Month                  Depreciation
--------------------------------------------------------------------------------
Sell      N$            763,000              12/97                   $       (4)


(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

        N$ - New Zealand Dollar

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Security becomes interest bearing at a future date.


                              1997 Semiannual Report See accompanying notes  63

Schedule of Investments

Low Duration Fund
September 30, 1997(Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 15.9%
--------------------------------------------------------------------------------
Banking and Finance 5.1%
American General Finance
      6.000% due 02/23/98                                $ 1,000        $   999
Associates Corp. of North America
      7.250% due 05/15/98                                    500            504
      7.500% due 05/15/99                                  1,000          1,023
AT&T Capital Corp.
      6.490% due 05/17/99                                 10,000         10,060
Banc One Corp.
      7.250% due 08/01/02                                    500            517
Bancomer
      8.000% due 07/07/98                                  4,000          4,026
BankAmerica Corp.
      7.200% due 09/15/02                                    100            103
      7.875% due 12/01/02                                    100            106
Chase Manhattan Corp.
      8.000% due 04/15/02                                    100            100
Chrysler Financial Corp.
      6.100% due 11/03/97                                  2,000          2,001
      8.330% due 02/02/98                                  5,490          5,539
      6.280% due 07/17/98                                  3,000          3,012
Citicorp
      9.750% due 08/01/99                                    100            106
Comercia Bank
      6.750% due 05/12/98                                    500            502
Commercial Credit Co.
      5.500% due 05/15/98                                  1,000            998
Ford Motor Credit Corp.
      6.520% due 02/03/98                                  1,000          1,002
      6.130% due 04/05/99 (d)                              1,000            994
      7.500% due 11/15/99                                    100            103
Kansallis-Osake
      7.850% due 09/30/43 (d)                             13,500         13,716
Kemper Corp.
      8.800% due 11/01/98                                    100            103
Lehman Brothers, Inc.
      0.000% due 05/16/98                                  2,000          1,926
      6.120% due 05/14/99 (d)                              5,000          5,000
      7.625% due 07/15/99 (d)                                 50             51
Okobank
      7.200% due 10/29/49 (d)                                750            765
PaineWebber
      7.000% due 03/01/00                                     50             51
Salomon, Inc.
      5.890% due 11/10/97                                 20,000         20,006
      7.000% due 01/20/98                                  2,500          2,509
      5.980% due 02/02/98                                 23,500         23,487
      6.360% due 04/01/98                                  1,725          1,727
      9.375% due 04/15/98                                    550            560
      6.125% due 05/15/98                                 12,820         12,822
      6.700% due 12/01/98                                  1,250          1,259
      7.125% due 08/01/99                                  1,050          1,067
SGE Associates
      8.070% due 07/20/00                                 17,697         18,281
Signet Bank Corp.
      5.938% due 04/15/98 (d)                              2,865          2,855
Smith Barney Holdings
      7.875% due 10/01/99                                    100            103
Toyota Motor Credit Corp.
      4.693% due 02/15/02 (d)                             11,600         11,247
Transamerica Financial
      6.940% due 04/27/98                                    700            703
                                                                     ----------
                                                                        149,933
                                                                     ----------
Industrials 7.7%
Amerco, Inc.
      6.850% due 09/18/98                                  7,000          7,034
American Home Products
      7.700% due 02/15/00                                    100            103
AMR Corp.
      9.500% due 07/15/98                                  1,000          1,027
      9.270% due 08/13/98                                  2,000          2,054
      8.100% due 11/01/98                                  2,000          2,044
      8.730% due 11/02/98                                  3,000          3,079
      9.910% due 03/01/01                                  2,500          2,760
      9.440% due 05/15/01                                  5,000          5,468
      9.125% due 10/24/01                                  1,000          1,091

Arkla, Inc.
      9.200% due 12/18/97                                $ 1,000        $ 1,007
Bausch & Lomb
      6.480% due 12/17/97                                    275            275
Delta Air Lines
      7.790% due 12/01/98                                  4,449          4,525
     10.430% due 01/02/11                                    850          1,044
E.I. Du Pont de Nemours
      8.500% due 02/10/98                                    100            101
Enserch Corp.
      8.875% due 03/15/01                                  3,000          3,040
Ford Motor Co.
      9.000% due 09/15/01                                    500            547
Hertz Corp.
      6.625% due 07/15/00                                    100            101
IBM Corp.
      6.375% due 06/15/00                                    100            101
Minnesota Mining & Manufacturing Co.
      6.250% due 03/29/99                                    200            201
Nabisco, Inc.
      8.300% due 04/15/99                                  2,900          2,980
      8.000% due 01/15/00                                 16,675         17,286
Noranda, Inc.
      6.563% due 08/18/00 (d)                              1,000          1,013
Philip Morris Co.
      7.500% due 01/15/02                                    200            206
RJR Nabisco
      8.625% due 12/01/02                                  4,000          4,214
Sears Roebuck & Co.
      9.250% due 04/15/98                                  5,750          5,853
TCI Communications, Inc.
      6.419% due 03/11/03 (d)                              3,000          3,002
Tenet Healthcare Corp.
      7.875% due 01/15/03                                  2,300          2,355
Time Warner, Inc.
      7.450% due 02/01/98                                 27,410         27,551
      7.975% due 08/15/04                                 21,247         22,416
      8.110% due 08/15/06                                 42,495         45,434
      8.180% due 08/15/07                                 42,495         45,804
United Air Lines
      6.750% due 12/01/97                                 11,875         11,894
USX Corp.
      7.750% due 01/21/98                                  2,000          2,012
                                                                     ----------
                                                                        227,622
                                                                     ----------
Utilities 3.1%
Alabama Power
      7.250% due 08/01/07                                    100            102
Bell Atlantic Financial
      6.000% due 06/01/98                                    500            500
Central Power & Light
      6.625% due 01/01/98                                    100            100
Cleveland Electric Illuminating Co.
      9.450% due 12/01/97                                 11,400         11,463
      8.330% due 10/30/98                                  1,500          1,531
      8.170% due 11/30/98                                  1,000          1,019
      9.300% due 07/26/99                                  1,500          1,569
      9.375% due 03/01/17                                  3,000          3,132
CMS Energy
      9.500% due 10/01/97 (d)                             23,175         23,177
Consolidated Natural Gas Co.
      8.750% due 06/01/99                                    400            417
Consumers Energy Corp.
      8.750% due 02/15/98                                  5,000          5,045
El Paso Electric Co.
      7.250% due 02/01/99                                  1,000          1,005
Gulf States Utilities
      9.720% due 07/01/98                                    166            170
Long Island Lighting Co.
      7.625% due 04/15/98                                  3,000          3,022
      7.300% due 07/15/99                                  4,500          4,573
      6.250% due 07/15/01                                  3,275          3,240
Louisiana Power & Light Co.
      7.740% due 07/01/02                                 10,500         10,755
Mississippi Power & Light
      8.800% due 04/01/05                                  1,000          1,010

64 PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
New York State Electric
      6.500% due 09/01/98                                $ 2,350        $ 2,356
North Atlantic Energy
      9.050% due 06/01/02                                  5,288          5,339
Northern States Power Co.
      5.875% due 10/01/97                                    100            100
Public Service Electric & Gas
      6.000% due 01/01/98                                  1,000          1,000
Texas Utilities Co.
      5.750% due 07/01/98                                  1,300          1,299
Toledo Edison Co.
      9.300% due 04/01/98                                  5,000          5,077
United Illuminating
      7.375% due 01/15/98                                  1,000          1,005
      9.760% due 01/02/06                                  2,839          2,934
Western Massachusetts Electric
      6.750% due 03/01/98                                    792            789
                                                                     ----------
                                                                         91,729
                                                                     ----------
Total Corporate Bonds and Notes                                         469,284
(Cost $458,870)                                                      ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 7.8%
--------------------------------------------------------------------------------

Federal Farm Credit Bank
      5.630% due 05/26/98                                  1,945          1,946
Federal Home Loan Bank
      5.090% due 05/11/98                                  2,000          1,995
      6.010% due 12/04/98                                  4,000          4,001
      5.030% due 04/19/99 (d)                              3,000          2,970
      6.270% due 12/20/99                                  1,000            999
Federal Home Loan Mortgage Corp.
      7.300% due 10/28/02                                    100            100
      8.440% due 10/27/04                                    500            499
Federal National Mortgage Assn.
      5.350% due 04/01/98                                  5,930          5,920
      5.830% due 06/12/98                                200,000        200,301
      5.200% due 07/10/98                                  1,500          1,496
      5.720% due 02/16/99 (d)                              5,000          4,996
      5.720% due 01/29/01                                  2,000          1,970
      4.875% due 12/25/16                                  1,000            991
Small Business Administration
      7.750% due 01/25/13 (d)                              1,049          1,084
      7.250% due 02/25/14 (d)                              1,368          1,439
Tennessee Valley Authority
     0.000% due 10/15/98                                   1,000            942
                                                                     ----------
Total U.S. Government Agencies                                          231,649
(Cost $230,932)                                                      ----------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes
      8.125% due 02/15/98 (b)                                180            182
      6.250% due 06/30/98                                  1,000          1,005
      5.875% due 03/31/99                                  1,000          1,002
      6.375% due 05/15/99                                    500            505
      6.000% due 10/15/99                                  1,000          1,005
      6.375% due 08/15/02                                    500            508
                                                                     ----------
Total U.S. Treasury Obligations                                           4,207
(Cost $4,203)                                                        ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 71.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 11.6%
American Southwest Financial
      5.100% due 06/02/99                                 11,273         11,181
Bear Stearns
      8.200% due 09/25/22                                    876            883
      8.000% due 05/25/23                                    110            110
Capstead Mortgage Corp.
      7.400% due 04/25/18                                  3,160          3,160
      7.800% due 02/25/22                                    353            354
      7.500% due 02/25/23                                  3,105          3,141
Chase Mortgage Financial Corp.
     10.000% due 11/25/09                                  1,166          1,208
      8.000% due 06/25/24                                     11             11
      7.500% due 10/25/24                                     47             47
Citicorp Mortgage Securities, Inc.
      8.500% due 06/25/06                                  1,659          1,662
      9.500% due 10/25/15                                    983            999
Collateralized Mortgage Obligation Trust
      6.187% due 01/20/03 (d)                                 26             25
      7.985% due 05/01/17                                 17,359         17,671
      9.500% due 06/25/20                                    699            736
Conseco Commercial Mortgage
      9.700% due 07/15/04                                    533            535
Countrywide
      6.500% due 03/25/24                                  1,274          1,276
      6.125% due 01/25/35 (d)                             16,046         15,704
Dime Savings
      7.147% due 11/01/18 (d)                              3,230          2,970
Donaldson, Lufkin & Jenrette
     11.000% due 08/01/19                                  1,810          2,064
      8.057% due 05/25/24 (d)                              4,747          4,802
Federal Home Loan Mortgage Corp.
      9.000% due 01/15/04                                    248            249
      9.000% due 12/15/05                                    406            410
     10.000% due 09/15/09                                     14             15
     12.500% due 09/30/13                                  1,515          1,742
      5.400% due 08/15/14                                  2,849          2,846
      7.000% due 04/25/15                                  1,734          1,744
     11.000% due 11/30/15                                  6,852          7,972
      8.000% due 04/15/19                                    263            263
     10.000% due 07/15/19                                    525            581
      8.500% due 09/15/19                                  1,415          1,429
      5.650% due 11/15/19                                  1,473          1,470
      9.000% due 11/15/19                                  2,803          2,919
      7.950% due 02/15/20                                  1,864          1,884
      9.000% due 02/15/20                                    589            592
      8.250% due 03/15/20                                    210            212
      7.500% due 04/15/20                                  2,900          2,978
      8.000% due 04/15/20                                  2,500          2,581
     10.000% due 05/15/20                                    350            386
      7.500% due 12/15/20                                  2,000          2,042
      9.000% due 12/15/20                                  9,877         10,479
      9.500% due 01/15/21                                  2,819          3,023
      8.000% due 04/15/21                                  3,336          3,460
      9.000% due 05/15/21                                    539            568
Federal National Mortgage Assn.
      8.950% due 05/25/03                                    115            120
      9.000% due 07/25/03                                    844            874
      9.400% due 07/25/03                                    182            191
      5.750% due 02/25/05                                  3,960          3,950
      8.500% due 09/25/06                                    279            279
      6.875% due 06/25/09                                  4,083          4,112
      7.250% due 07/25/15                                    886            884
      5.750% due 04/25/16                                  3,840          3,793
      8.000% due 01/25/19                                     16             16
      7.500% due 02/25/19                                     36             36
      8.000% due 05/25/19                                    498            499
      8.750% due 05/25/19                                    158            163
      9.000% due 05/25/19                                    507            508
      9.300% due 05/25/19                                     71             73
      9.000% due 07/25/19                                    651            670
      9.000% due 08/25/19                                    854            855
      9.500% due 03/25/20                                  2,786          3,274
      9.500% due 05/25/20                                  1,450          1,663
      8.000% due 07/25/20                                  6,117          6,196
      8.500% due 01/25/21                                     20             20
      9.000% due 03/25/21                                  8,945          9,607
      9.000% due 04/25/21                                    300            320
      8.000% due 03/25/22                                    192            198
      5.000% due 01/25/24                                    466            457
      8.500% due 03/18/27                                  3,152          3,195
First Boston Corp.
      7.050% due 07/25/23                                    215            214
Fleet Mortgage
      7.200% due 10/25/23                                  1,185          1,176
General Electric Capital Mortgage
      7.750% due 04/25/07                                  1,227          1,251
      6.350% due 03/25/17                                 22,637         22,635
      6.500% due 07/25/18                                    403            404

                              1997 Semiannual Report See accompanying notes  65

Low Duration Fund
September 30, 1997 (Unaudited)


                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Glendale Federal Savings & Loan
      7.503% due 03/25/30 (d)                           $  2,814       $  2,852
Greenwich
      8.767% due 11/25/24 (d)                              2,581          2,643
Homestead Mortgage Acceptance Corp.
     11.450% due 09/01/15                                  1,518          1,655
Housing Securities, Inc.
      6.750% due 02/25/21                                 17,827         17,873
Independent National Mortgage Corp.
      8.303% due 11/25/24 (d)                              6,666          6,839
      8.250% due 03/25/25                                  5,021          5,038
Nomura Asset Securities Corp.
      6.625% due 01/25/09                                  4,871          4,885
Norwest Mortgage
     12.375% due 01/01/14                                    260            276
     12.500% due 02/01/14                                    609            651
     12.250% due 04/01/14                                    460            484
Prudential Bache
      6.103% due 09/01/18 (d)                                 56             55
      8.400% due 03/20/21                                  8,615          8,929
Prudential Home
      6.500% due 04/25/00                                     71             71
      7.500% due 09/25/07                                    878            897
      7.000% due 11/25/07                                  2,172          2,186
      7.000% due 06/25/23                                  3,014          2,987
      6.750% due 01/25/24                                    631            630
Prudential Securities
      8.000% due 12/25/20                                  1,087          1,105
Residential Accredit Loans, Inc.
      7.300% due 12/25/26                                  2,734          2,755
Residential Asset Securitization Trust
      7.050% due 07/25/26                                 15,423         15,470
Residential Funding
      5.887% due 07/01/19 (d)                              1,438          1,380
      7.069% due 09/01/19 (d)                                322            315
Resolution Trust Corp.
      6.767% due 09/25/19 (d)                              2,721          2,722
      5.954% due 01/25/21 (d)                                228            224
      6.890% due 07/25/21 (d)                                 28             29
      6.389% due 09/25/21 (d)                              1,235          1,226
      6.902% due 10/25/21 (d)                              1,469          1,471
      6.988% due 03/25/22 (d)                              3,156          3,178
     10.000% due 05/25/22                                    206            210
      7.250% due 10/25/23                                    324            324
      9.500% due 05/25/24                                    371            373
      6.900% due 02/25/27 (d)                              6,982          6,721
      6.058% due 09/25/27 (d)                              2,790          2,723
      9.000% due 09/25/28                                    313            332
Ryland Acceptance Corp.
      8.000% due 03/01/18                                  2,728          2,788
Salomon Brothers Mortgage Securities
      7.269% due 12/25/17 (d)                              2,860          2,860
      6.665% due 01/25/18 (d)                                 47             47
      9.549% due 10/25/18 (d)                              7,122          7,403
      8.233% due 03/25/24 (d)                              4,425          4,562
Sears Mortgage
      7.861% due 08/25/23 (d)                              1,038          1,061
      8.661% due 05/25/32 (d)                                811            823
Securitized Asset Sales, Inc.
      6.750% due 08/25/25                                 14,211         14,294
      7.500% due 10/25/25                                 16,407         16,515
Shearson Lehman
      9.600% due 03/25/21                                  1,329          1,351
Westam Mortgage Financial Corp.
      6.500% due 10/02/17                                  6,195          6,210
                                                                       --------
                                                                        343,440
                                                                       --------
Federal Home Loan Mortgage Corporation 6.4%
      5.000% due 08/01/98                                      2              2
      5.500% due 05/01/98-04/01/07 (f)                        65             64
      6.000% due 03/01/11-03/01/26 (f)                     2,964          2,828
      6.072% due 01/01/30-12/01/30 (d)(f)                  4,458          4,431
      6.092% due 10/01/30 (d)                                460            457
      6.100% due 01/01/17-06/01/17 (d)(f)                    773            769
      6.103% due 09/01/15-06/01/30 (d)(f)                  5,079          5,052
      6.104% due 01/01/20 (d)                                878            875
      6.114% due 11/01/14-08/01/19 (d)(f)                  2,735          2,726
      6.118% due 02/01/16 (d)                                152            151
      6.125% due 01/01/20 (d)                                322            320
      6.133% due 05/01/17 (d)                                271            270
      6.500% due 01/01/02-11/13/27 (f)                    50,047         48,734
      7.000% due 01/01/17-10/14/27 (d)(f)                 13,087         13,057
      7.125% due 03/01/17 (d)                                381            389
      7.250% due 07/01/07                                     30             30
      7.500% due 09/01/06                                    179            182
      7.592% due 02/01/20 (d)                              4,746          4,940
      7.885% due 03/01/24 (d)                                323            339
      7.902% due 11/01/23 (d)                              2,703          2,830
      7.919% due 11/01/22 (d)                              3,847          4,009
      7.971% due 06/01/24 (d)                              2,183          2,270
      7.990% due 07/01/18 (d)                                651            686
      8.000% due 07/01/06-10/14/27 (f)                    71,184         73,715
      8.023% due 10/01/23 (d)                              4,053          4,244
      8.035% due 09/01/23 (d)                                870            918
      8.045% due 01/01/24 (d)                              4,182          4,381
      8.063% due 12/01/22 (d)                              2,178          2,285
      8.117% due 01/01/24 (d)                              2,740          2,838
      8.250% due 10/01/07-11/01/07 (f)                        60             63
      8.500% due 07/01/01-10/14/27 (f)                     2,166          2,258
      8.750% due 02/01/01-04/01/02 (f)                       134            138
      9.000% due 05/01/02-07/01/04 (f)                        70             73
      9.250% due 07/01/01                                     11             11
      9.500% due 03/01/01-12/01/04 (f)                       163            171
      9.750% due 03/01/01-11/01/08 (f)                     1,384          1,485
     10.000% due 04/01/01                                     11             12
     10.500% due 07/01/00-02/01/16 (f)                       120            128
     10.750% due 10/01/00-08/01/11 (f)                       678            746
     11.250% due 10/01/14                                      7              8
     11.500% due 10/01/15                                      2              3
     11.750% due 11/01/10-08/01/15 (f)                        19             22
     14.000% due 09/01/12-12/01/12 (f)                         6              8
                                                                       --------
                                                                        188,918
                                                                       --------
Federal Housing Administration 0.5%
      5.871% due 11/01/19                                    930            937
      6.950% due 04/01/14                                  1,777          1,783
      7.430% due 10/01/19-12/01/21 (f)                    12,029         12,356
      9.680% due 02/01/24                                    387            415
                                                                       --------
                                                                         15,491
                                                                       --------
Federal National Mortgage Association 3.1%
      6.000% due 05/01/11-12/25/18 (f)                       453            448
      6.131% due 04/01/18 (d)                              8,473          8,375
      6.288% due 04/25/22 (d)                                496            501
      6.500% due 06/01/08                                     40             39
      6.889% due 01/01/21 (d)                                958            971
      7.000% due 04/01/02-09/01/07 (f)                       322            326
      7.217% due 11/01/17 (d)                                667            682
      7.389% due 07/01/17 (d)                              1,076          1,116
      7.422% due 11/01/18 (d)                                437            459
      7.863% due 10/01/24 (d)                             12,730         13,180
      7.882% due 04/01/24 (d)                              5,693          5,974
      7.939% due 01/01/24 (d)                              6,781          7,129
      8.000% due 03/01/04-12/01/24 (f)                     4,583          4,784
      8.129% due 07/01/23 (d)                              3,913          4,076
      8.500% due 03/01/08-08/01/26 (f)                    35,927         37,693
      9.000% due 10/01/97-08/01/98 (f)                       699            706
     10.000% due 02/01/04-06/01/19 (f)                     3,104          3,352
     10.500% due 06/01/05-11/01/05 (f)                       475            510
     11.000% due 10/01/98-09/01/00 (f)                        21             22
     11.250% due 12/01/10-10/01/15 (f)                       279            312
     12.000% due 01/01/15-10/01/15 (f)                        16             18
     12.750% due 02/01/14-11/01/14 (f)                       111            130
     13.000% due 07/01/15                                      9             10
     13.250% due 09/01/11                                     25             28
     13.500% due 04/01/14                                      9             11
     15.500% due 10/01/12-12/01/12 (f)                        84            106
     15.750% due 12/01/11                                     49             57
     16.000% due 09/01/12-12/01/12 (f)                        29             37
                                                                       --------
                                                                         91,052
                                                                       --------
Government National Mortgage Association 46.5%
      5.000% due 08/20/26 (d)                                982            982
      5.500% due 07/20/26 (d)                              1,722          1,733
      6.000% due 01/20/26-09/20/26 (d)(f)                 25,585         26,034
      6.500% due 05/15/23-07/20/27 (d)(f)                244,572        241,456

66  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
      6.875% due 10/20/23-10/20/25(d)(f)                $105,123       $110,164
      7.000% due 03/15/11-11/15/25(d)(f)                  34,062         35,057
      7.125% due 08/20/22-09/20/24(d)(f)                  97,369        100,347
      7.375% due 05/20/22-06/20/25(d)(f)                  47,682         49,284
      7.500% due 02/15/22-12/15/23(f)                    107,664        110,141
      8.000% due 07/15/04-11/19/27(f)                    216,258        223,153
      8.500% due 01/15/25-11/19/27(f)                    459,798        480,414
      9.750% due 07/15/13-02/15/20(f)                      1,299          1,406
     10.750% due 10/15/98                                     12             12
     11.750% due 07/15/13-09/15/15(f)                        178            197
     12.000% due 06/20/15                                     29             34
     13.500% due 05/15/11-11/15/12(f)                         39             47
     16.500% due 12/15/11                                      1              1
                                                                     ----------
                                                                      1,380,462
                                                                     ----------
Other Mortgage-Backed Securities 1.8%
First Boston Mortgage Securities Corp.

      8.300% due 08/20/09                                    357            364
Fleet Finance, Inc.
      5.450% due 03/20/23                                      1              1
Glendale Federal Savings & Loan
     11.000% due 03/01/10                                     26             27
Great Western Savings & Loan
      6.150% due 12/01/17 (d)                                545            532
Guardian
      7.168% due 10/25/19 (d)                                276            205
      6.854% due 12/25/19 (d)                                339            214
      6.926% due 12/25/19 (d)                              2,210          1,462
      6.963% due 02/25/20 (d)                              1,470            808
      6.878% due 07/25/20 (d)                              1,353            949
Home Savings of America
      5.795% due 05/25/27 (d)                              2,315          2,249
      5.867% due 09/25/28 (d)                              1,610          1,573
Imperial Savings & Loan
      8.835% due 07/25/17 (d)                                 61             61
      9.900% due 02/25/18                                    614            651
MDC Mortgage Funding
      8.829% due 01/25/25 (d)                              2,072          2,114
Resolution Trust Corp.
      7.113% due 05/25/19 (d)                              8,235          8,143
      7.070% due 08/25/19 (d)                              6,450          6,444
     10.337% due 08/25/21 (d)                              1,157          1,209
      6.231% due 10/25/28 (d)                              3,345          3,387
      7.337% due 05/25/29 (d)                              3,544          3,574
Ryland Acceptance Corp.
      7.555% due 11/28/22 (d)                             10,068         10,222
Salomon Brothers Mortgage Securities
     11.500% due 09/01/15                                    931          1,021
      8.148% due 12/25/17 (d)                                449            439
Sears Mortgage
     12.000% due 02/25/14                                    150            162
      7.444% due 10/25/22 (d)                              5,613          5,879
Western Federal Savings & Loan
      6.438% due 06/25/18 (d)                                 55             54
      6.614% due 11/25/18 (d)                                278            275
     10.069% due 02/01/20 (d)                                 75             79
                                                                     ----------
                                                                         52,098
                                                                     ----------
Stripped Mortgage-Backed Securities 1.4%
Federal Home Loan Mortgage Corp.(IO)
      7.000% due 07/15/04                                  1,529             54
      6.250% due 09/15/04                                  5,683            290
      6.000% due 02/15/06                                  8,684            458
      9.982% due 07/15/06                                     78          1,037
     10.195% due 08/15/06                                     20            306
     11.944% due 12/15/06                                     39            773
      6.000% due 10/15/07                                  3,355            270
      6.000% due 02/15/08                                  9,337            818
      7.000% due 07/15/12                                  1,441             18
      6.500% due 02/25/13                                  4,256            133
      6.500% due 08/25/13                                  7,968            364
      7.000% due 08/15/18                                  7,321          1,545
      7.500% due 12/15/18                                  6,327            714
      7.000% due 04/15/19                                  7,370            516
      6.500% due 05/15/19                                 16,282          1,796
      6.500% due 06/15/19                                 16,269          1,484
     10.496% due 04/15/21                                     46            731
      6.500% due 04/15/22                                  9,742          1,200
      7.000% due 05/15/23                                $   930        $   143
      4.000% due 01/15/24                                 20,919          5,324
Federal National Mortgage Assn.(IO)
      6.000% due 07/25/05                                  3,821            213
      7.272% due 09/25/06                                     65          1,126
      6.000% due 02/25/08                                 11,029          1,056
    256.000% due 11/01/08                                    50             315
      6.500% due 03/25/09                                 12,101          2,098
      0.100% due 03/25/09(d)                              39,373            991
      8.815% due 06/25/16                                     94            819
      9.987% due 12/25/18                                     23            203
      7.500% due 03/25/19                                  8,159          1,109
      6.500% due 05/25/19                                 10,000          2,234
      6.500% due 04/25/20                                 31,204          3,226
      7.000% due 05/25/21                                 16,240          1,953
      8.598% due 02/25/22                                     50          1,001
      6.500% due 03/25/23                                  9,281          1,390
      4.875% due 03/25/24(d)                              15,713          1,270
Federal National Mortgage Assn.(PO)
      0.000% due 07/25/22                                  4,510          3,886
      0.000% due 09/25/22                                     91             74
Prudential Home(IO)
      0.300% due 04/25/09(d)                              95,202            876
Resolution Trust Corp.(PO)
      0.000% due 09/25/00                                    896            818
                                                                     ----------
                                                                         42,632
                                                                     ----------
Total Mortgage-Backed Securities                                      2,114,093
(Cost $2,098,513)                                                    ----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 0.1%
--------------------------------------------------------------------------------
Delta Air Lines Equipment Trust
     10.430% due 01/02/11                                    960          1,179
SCFC Boat Loan Trust
      7.050% due 04/15/07                                     59             59
United Air Lines Equipment Trust
     10.850% due 02/19/15                                  1,500          1,945
                                                                     ----------
Total Asset-Backed Securities                                             3,183
(Cost $3,026)                                                        ----------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.3%
--------------------------------------------------------------------------------
Banco Nacional de Obra y Servicios
      6.875% due 10/01/98                                 10,000          9,970
Nacional Financiera
      8.094% due 12/15/97(d)                                   2              1
      5.875% due 02/17/98                                  2,000          1,976
      6.250% due 12/03/98(d)                               1,500          1,485
Petroleos Mexicanos
      8.250% due 02/04/98                                  5,000          5,050
Province of Quebec
      5.563% due 10/26/01(d)                                 250            248
Republic of Argentina
      5.805% due 04/01/00(d)                               1,318          1,298
      6.750% due 03/31/05(d)                              40,416         38,496
United Mexican States
      5.820% due 06/28/01                                 10,000          9,323
                                                                     ----------
Total Sovereign Issues                                                   67,847
(Cost $64,522)                                                       ----------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES(c)(e) 1.4%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
      8.000% due 05/06/98 DM                               3,500          2,022
Commonwealth of Canada
      8.750% due 12/01/05 C$                               1,150            998
      4.250% due 12/01/26 (g)                             51,538         38,721
                                                                     ----------
Total Foreign Currency-Denominated Issues                                41,741
(Cost $43,023)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 32.2%
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 2.2%
Bankers Trust
      5.900% due 07/14/98                                $39,500         39,528

                             1997 Semiannual Report See accompanying notes   67

Schedule of Investments

Low Duration Fund
September 30, 1997(Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Landesbank Hessen-Thueringen
      5.930% due 06/30/98                                $25,000     $   25,000
                                                                     ----------
                                                                         64,528
                                                                     ==========
Discount Notes 29.4%
Abbott Laboratories
      5.500% due 10/24/97                                 10,000          9,965
American Express Credit
      5.500% due 11/19/97                                 14,100         13,994
Ameritech Corp.
      5.480% due 10/24/97                                 19,900         19,830
AT&T Capital Corp.
      5.500% due 10/14/97                                  3,200          3,194
BellSouth Telecommunications, Inc.
      5.480% due 10/20/97                                  1,800          1,795
Caisse d'Amortissement
      5.520% due 10/20/97                                  3,000          2,991
      5.560% due 06/12/98                                 30,000         28,837
Canadian Wheat Board
      5.485% due 10/20/97                                    500            499
      5.490% due 11/04/97                                 38,000         37,803
      5.490% due 11/18/97                                  6,800          6,750
      5.500% due 11/21/97                                 10,100         10,021
Federal Home Loan Mortgage Corp.
      5.480% due 10/31/97                                 12,100         12,045
Ford Motor Credit Corp.
      5.500% due 10/03/97                                 31,300         31,290
      5.500% due 10/10/97                                  5,000          4,993
      5.490% due 10/15/97                                 30,000         29,936
      5.510% due 10/15/97                                 13,900         13,870
      5.500% due 10/23/97                                 13,400         13,355
General Electric Capital Corp.
      5.500% due 11/12/97                                 23,100         22,952
      5.500% due 11/19/97                                 19,800         19,652
      5.520% due 11/19/97                                 47,000         46,647
      5.560% due 06/09/98                                 23,000         22,119
      5.560% due 06/11/98                                 29,000         27,881
General Motors Acceptance Corp.
      5.520% due 10/08/97                                 50,000         49,946
      5.520% due 10/20/97                                  4,700          4,686
      5.540% due 11/03/97                                 37,000         36,812
      5.510% due 11/12/97                                  4,000          3,974
      5.730% due 02/23/98                                  5,000          4,888
      5.580% due 06/10/98                                 18,000         17,308
Gillette Co.
      5.490% due 11/17/97                                 12,000         11,914
IBM Credit Corp.
      5.500% due 11/19/97                                 10,000          9,925
Kellogg Co.
      5.500% due 12/03/97                                  4,200          4,159
KFW International Finance, Inc.
      5.510% due 11/13/97                                 13,500         13,411
      5.490% due 11/18/97                                 23,400         23,229
      5.500% due 11/19/97                                 23,000         22,828
National Rural Utilities Cooperative
      5.590% due 10/16/97                                  5,500          5,487
      5.480% due 10/20/97                                 25,000         24,928
      5.500% due 11/04/97                                  2,200          2,189
      5.500% due 11/06/97                                 16,500         16,409
      5.510% due 11/13/97                                    700            695
      5.500% due 12/12/97                                 10,700         10,580
New Center Asset Trust
      5.500% due 10/06/97                                 16,400         16,387
      5.510% due 10/08/97                                  4,000          3,996
      5.500% due 10/09/97                                 14,000         13,983
      5.510% due 10/22/97                                  5,800          5,781
      5.530% due 11/05/97                                 40,600         40,382
      5.510% due 11/19/97                                 22,700         22,530
      5.540% due 12/17/97                                 20,000         19,760
Oesterreichische
      5.500% due 12/08/97                                 50,000         49,470
Ontario Hydro
      5.500% due 12/15/97                                 10,000          9,883
Procter & Gamble Co.
      5.490% due 11/12/97                                 32,400         32,192
United Parcel Service Co.
      5.500% due 11/05/97                                  5,600          5,570
Western Australia Treasury Corp.
      5.490% due 11/20/97                                $ 8,100     $    8,038
                                                                     ----------
                                                                        871,759
                                                                     ==========
Repurchase Agreements 0.6%
State Street Bank
      5.000% due 10/01/97                                 17,131         17,131
      (Dated 09/30/97. Collateralized by U.S. Treasury               ----------
      Note 6.250% 08/31/02 valued at $17,477,050.
      Repurchase proceeds are $17,133,379.)

U.S. Treasury Bills(b) 0.0%
      5.085% due 11/13/97                                    225            224
                                                                     ----------
Total Short-Term Instruments                                            953,642
(Cost $953,556)                                                      ==========

Total Investments(a) 131.1%                                         $ 3,885,646
(Cost $3,856,645)

Other Assets and Liabilities(Net)(31.1%)                               (921,800)
                                                                     ----------
Net Assets 100.0%                                                    $2,963,846
                                                                     ==========
Notes to Schedule of Investments($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.                    $37,359

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                     (8,358)
                                                                     ----------
Unrealized appreciation-net                                          $   29,001
                                                                     ==========
(b) Securities with an aggregate market value of $406
have been segregated with the custodian to cover margin
requirements for the following open future contracts at
September 30, 1997:

                                                                      Unrealized
Type                                                 Contracts      Appreciation
--------------------------------------------------------------------------------
Eurodollar December Futures(12/97)                         170       $       60
Eurodollar March Futures(03/98)                            200               70
Eurodollar June Futures(06/98)                             200               75
U.S. Treasury 5 Year Note(12/97)                            12               12
U.S. Treasury 30 Year Bond (12/97)                          37               73
                                                                     ----------
                                                                     $      290
                                                                     ==========

(c) Foreign forward currency contracts outstanding at September 30, 1997:



                 Principal
                    Amount                                            Unrealized
                   Covered             Expiration                  Appreciation/
Type           by Contract                  Month                 (Depreciation)
--------------------------------------------------------------------------------
Buy       C$        15,079                  03/98                    $     (88)
Sell                15,072                  12/97                          (14)
Sell                57,490                  03/98                          963
Sell      DM         3,544                  12/97                          (50)
Buy       DG           403                  11/97                            9
                                                                     ---------
                                                                     $     820
                                                                     =========

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

        C$ - Canadian Dollar
        DM - German Mark
        DG - Dutch Guilder

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

68  PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund II
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 4.0%
--------------------------------------------------------------------------------
BANKING AND FINANCE 4.0%
Bear Stearns
     6.050% due 08/25/00 (c)                         $    10,000    $    10,000
Golden West Financial Corp.
     8.630% due 08/30/98                                   3,000          3,066
                                                                    ------------
Total Corporate Bonds and Notes                                          13,066
(Cost $13,021)                                                      ============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 12.5%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.
      5.950% due 06/19/98                                 15,000         15,041
Federal National Mortgage Assn.
      6.150% due 12/14/01                                    475            472
      7.500% due 02/11/02                                    175            184
Student Loan Marketing Assn.
      6.000% due 06/30/98                                 25,000         25,070
                                                                    ------------
Total U.S. Government Agencies                                           40,767
(Cost $40,660)                                                      ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.0%
--------------------------------------------------------------------------------

U.S. Treasury Notes
      6.130% due 08/31/98                                 10,000         10,044
      6.000% due 09/30/98                                  3,000          3,010
                                                                    ------------
Total U.S. Treasury Obligations                                          13,054
(Cost $13,006)                                                      ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 87.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 16.8%
American Southwest Financial
      7.500% due 10/01/18                                  1,000          1,016
Capstead Mortgage Corp.
      7.500% due 02/25/23                                  3,000          3,035
Citicorp Mortgage Securities, Inc.
      9.500% due 09/25/02                                  1,279          1,280
      9.500% due 10/25/15                                    738            749
CMC Securities Corp.
      7.740% due 04/25/25 (c)                              5,176          5,305
Collateralized Mortgage Securities Corp.
      9.000% due 04/25/10                                    286            286
     11.880% due 04/01/15                                    258            274
Donaldson, Lufkin & Jenrette
      8.060% due 05/25/24 (c)                              2,397          2,424
Federal Home Loan Mortgage Corp.
      8.500% due 05/15/04                                    306            305
     12.900% due 05/01/14                                    367            386
      9.250% due 10/25/18                                    171            182
      8.600% due 06/15/19                                  1,136          1,138
      7.000% due 08/25/22                                  1,000          1,006
Federal National Mortgage Assn.
      8.000% due 11/25/23                                 10,568         10,942
Kidder Peabody Acceptance Corp.
      7.150% due 04/25/25                                  1,668          1,679
Lomas & Nettleton
     12.000% due 03/17/14                                    168            177
Prudential Home
      7.500% due 06/25/25                                  5,017          5,070
Residential Asset Securitization Trust
      9.000% due 07/25/26                                  5,434          5,538
Residential Funding
      7.500% due 10/25/22                                  1,955          1,984
Resolution Trust Corp.
      6.900% due 10/25/21 (c)                                367            368
      8.040% due 10/25/28 (c)                              5,351          5,441
Ryland Acceptance Corp.
     14.000% due 11/25/31                                    184            205
Salomon Brothers Mortgage Securities
      7.650% due 11/25/22 (c)                              2,864          2,922
Saxon Mortgage
      7.780% due 09/25/22 (c)                              1,799          1,837
Sears Mortgage Securities
      8.660% due 05/25/32 (c)                              1,136          1,153
UBS Mortgage
      8.000% due 07/25/20                                    413            416
                                                                    ------------
                                                                         55,118
                                                                    ============
Federal Home Loan Mortgage Corporation 6.8%
     8.000% due 07/01/24-12/01/25 (d)                     18,597         19,251
     8.270% due 07/01/23 (c)                               2,639          2,757
    10.500% due 09/01/15-12/01/18 (d)                         95            105
                                                                    ------------
                                                                         22,113
                                                                    ============
Federal National Mortgage Association 1.9%
     6.110% due 11/01/18-10/01/28 (c)(d)                   2,000          2,002
     7.630% due 01/01/24 (c)                               2,212          2,269
     8.500% due 02/01/98-06/01/98 (d)                         68             69
     9.000% due 06/01/98                                      80             81
    10.500% due 05/01/12                                   1,570          1,736
                                                                    ------------
                                                                          6,157
                                                                    ============
Government National Mortgage Association 60.7%
      6.000% due 04/20/27 (c)                             14,995         15,121
      6.500% due 08/15/23-06/15/26 (d)                     2,148          2,106
      6.880% due 10/20/25 (c)                              8,127          8,328
      7.130% due 07/20/23 (c)                             13,571         13,983
      7.380% due 04/20/22-06/20/22 (c)(d)                 10,593         10,919
      7.500% due 02/15/22-11/19/27 (d)                    14,698         15,002
      8.000% due 11/19/27                                 21,250         21,927
      8.500% due 05/15/25-11/19/27 (d)                   104,881        109,610
      9.000% due 07/20/16-12/20/17 (d)                     1,196          1,285
                                                                    ------------
                                                                        198,281
                                                                    ============
Other Mortgage-backed Securities 1.7%
Guardian
      8.030% due 07/25/19 (c)                                162            159
      7.170% due 10/25/19 (c)                                559            415
      6.880% due 07/25/20 (c)                                902            633
Resolution Trust Corp.
      7.110% due 05/25/19 (c)                              1,790          1,770
Sears Mortgage
      6.500% due 03/25/17                                    215            200
      7.440% due 1-.25/22 (c)                              2,389          2,502
                                                                    ------------
                                                                          5,679
                                                                    ============
Stripped Mortgage-backed Securities 0.0%
Volvo Car Finance Grantor Trust (PO)
     0.000% due 08/12/98                                      33             32
                                                                    ------------
Total Mortgage-Backed Securities                                        287,380
(Cost $285,587)                                                     ============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.6%
--------------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
     6.190% due 10/15/11 (c)                               5,000          4,992
EQCC Home Equity Loan Trust
     6.100% due 10/15/03                                  10,000         10,038
                                                                    ------------
Total Asset-Backed Securities                                            15,030
(Cost $15,000)                                                      ============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 28.1%
--------------------------------------------------------------------------------

Certificates Of Deposit 3.1%
Bankers Trust
      5.900% due 07/14/98                                 10,000         10,007
                                                                    ------------
Discount Notes 23.9%
American Express Credit
      5.500% due 11/12/97                                 12,400         12,320
Ameritech Corp.
      5.480% due 10/06/97                                  2,900          2,898
AT&T Capital Corp.
      5.500% due 10/14/97                                  9,400          9,381
Ford Motor Credit Corp.
      5.500% due 10/03/97                                    900            900
      5.490% due 10/06/97                                    800            799
      5.520% due 10/07/97                                  6,600          6,594
      5.480% due 11/05/97                                    200            199
General Electric Capital Corp.
      5.520% due 11/05/97                                  4,100          4,078
      5.500% due 11/19/97                                  1,000            993
General Motors Acceptance Corp.
      5.580% due 11/05/97                                    200            199
      5.540% due 11/12/97                                  5,500          5,464
      5.580% due 01/14/98                                  3,200          3,148

                               1997 Semiannual Report See accompanying notes  69

Schedule of Investments

Low Duration Fund II
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Gillette Co.
      5.480% due 10/08/97                               $ 11,400       $ 11,388
National Rural Utilities Cooperative
      5.500% due 10/02/97                                    200            200
      5.480% due 10/24/97                                    700            698
      5.510% due 12/10/97                                  3,700          3,660
      5.500% due 12/12/97                                  5,900          5,834
New Center Asset Trust
      5.540% due 11/19/97                                  1,700          1,687
Procter & Gamble Co.
      5.480% due 10/10/97                                  6,300          6,291
Wisconsin Electric Power & Light
      5.520% due 10/30/97                                  1,300          1,294
                                                                       --------
                                                                         78,025
                                                                       --------
Repurchase Agreements 1.0%
State Street Bank
      5.000% due 10/01/97                                  3,374          3,374
      (Dated 09/30/97. Collateralized by U.S. Treasury                 --------
      Note 6.250% 08/31/02 valued at $3,441,681.
      Repurchase proceeds are $3,374,469.)

U.S. Treasury Bills(b)(d) 0.1%
      5.070% due 10/02/97-11/13/97                           315            314
                                                                       --------
Total Short-Term Instruments                                             91,720
(Cost $91,713)                                                         --------

Total Investments(a) 141.1%                                           $ 461,017
(Cost $458,987)

Other Assets and Liabilities(Net)(41.1%)                               (134,277)
                                                                      ---------
Net Assets 100.0%                                                     $ 326,740
                                                                      =========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   2,810

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (780)
                                                                      ---------
Unrealized appreciation-net                                           $   2,030
                                                                      ---------
(b) Securities with an aggregate market value of $314
have been segregated with the custodian to cover margin
requirements for the following open future contracts at
September 30, 1997:



Type                                                 Contracts     Appreciation
--------------------------------------------------------------------------------
Eurodollar December Futures(12/97)                          50        $      18
U.S. Treasury 5 Year Note(12/97)                           100               70
U.S. Treasury 10 Year Note(12/97)                          126              141
Eurodollar March Futures(03/98)                             50               18
Eurodollar June Futures (06/98)                             50               19
                                                                      ---------
                                                                      $     266
                                                                      =========

(c) Variable Rate Security. The rate listed is as of September 30, 1997.

(d) Securities are grouped by coupon and represent a range of maturities.

70  PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund III
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 4.0%
--------------------------------------------------------------------------------
UTILITIES 4.0%
Commonwealth Edison
      5.779% due 06/15/02 (b)                          $     500      $     500
                                                                      ----------
Total Corporate Bonds and Notes                                             500
(Cost $499)                                                           ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 94.3%
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS 7.4%
Federal Home Loan Mortgage Corp.
      8.500% due 10/15/24                                    890            908
Federal Home Loan Mortgage Corporation 4.7%
      8.750% due 10/01/01                                    564            578
Federal National Mortgage Association 22.1%
      8.500% due 03/01/25-05/01/25 (c)                     2,595          2,719
Government National Mortgage Association 60.1%
      6.500% due 06/20/27 (b)                              2,182          2,221
      8.000% due 11/19/27                                  2,000          2,064
      8.500% due 11/19/27                                  3,000          3,133
                                                                      ----------
                                                                          7,418
                                                                      ----------
Total Mortgage-Backed Securities                                         11,623
(Cost $11,584)                                                        ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 47.3%
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT 4.1%
Bankers Trust
      5.900% due 07/14/98                                    500            500
                                                                      ----------
DISCOUNT NOTES 42.0%
Ameritech Corp.
      5.490% due 10/14/97                                    400            399
Caisse d'Amortissement
      5.510% due 12/09/97                                    600            594
Florida Power Corp.
      5.500% due 10/14/97                                    400            399
Ford Motor Credit Corp.
      5.550% due 10/08/97                                    600            599
General Electric Capital Corp.
      5.520% due 11/20/97                                    500            496
General Motors Acceptance Corp.
      5.580% due 01/14/98                                    600            590
KFW International Finance, Inc.
      5.510% due 11/06/97                                    300            298
      5.510% due 11/13/97                                    200            199
National Rural Utilities Cooperative
      5.500% due 10/06/97                                    500            500
Queensland Treasury Corp.
      5.490% due 11/07/97                                    500            497
United Parcel Service Co.
      5.500% due 11/05/97                                    600            597
                                                                      ----------
                                                                          5,168
                                                                      ==========
REPURCHASE AGREEMENTS 1.2%
State Street Bank
      5.000% due 10/01/97                                    154            154
      (Dated 09/29/97. Collateralized by U.S. Treasury                ----------
      Bond 8.375% 08/15/08 valued at $157,118.
      Repurchase proceeds are $154,021.)

Total Short-Term Instruments                                              5,822
(Cost $5,822)                                                         ==========


Total Investments (a) 145.6%                                          $  17,945
(Cost $17,905)

Other Assets and Liabilities (Net) (45.6%)                               (5,624)
                                                                      ----------

Net Assets 100.0%                                                     $  12,321
                                                                      ==========

Notes to Schedule of Investments ($ in thousands)

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $      45

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                  (5)
                                                                      ----------

Unrealized appreciation-net                                           $      40
                                                                      ==========

(b) Variable Rate Security.  The rate listed is as of September 30,
1997.

(c) Securities are grouped by coupon and represent a range of maturities.

                               1997 Semiannual Report See accompanying notes  71

Schedule of Investments

Low Duration Mortgage Fund
September 30, 1997 (Unaudited)

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 137.9%
--------------------------------------------------------------------------------
Government National Mortgage Association 137.9%
      6.500% due 08/20/25 (b)                              $     749    $   767
      6.875% due 12/20/17 (b)                                    156        161
      7.000% due 02/20/18-08/20/25 (b)(c)                        630        650
      7.125% due 07/20/18 (b)                                    100        104
      7.375% due 05/20/16-06/20/25 (b)(c)                      1,894      1,953
      7.500% due 10/20/27                                      1,000      1,017
                                                                        -------
Total Mortgage-Backed Securities                                          4,652
(Cost $4,605)                                                           -------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 46.3%
--------------------------------------------------------------------------------

Discount Notes 41.3%
Abbott Laboratories
      5.490% due 10/22/97                                        100        100
BellSouth Telecommunications, Inc.
      5.500% due 10/23/97                                        100        100
Caisse d'Amortissement
      5.510% due 12/09/97                                        100         99
Canadian Wheat Board
      5.500% due 11/19/97                                        100         99
Electricite de France
      5.490% due 12/11/97                                        100         99
Federal National Mortgage Assn.
      5.490% due 10/17/97                                        100        100
Ford Motor Credit Corp.
      5.580% due 10/03/97                                        100        100
General Electric Capital Corp.
      5.520% due 11/05/97                                        100         99
General Motors Acceptance Corp.
      5.560% due 11/19/97                                        100         99
KFW International Finance, Inc.
      5.510% due 10/27/97                                        100        100
National Rural Utilities Cooperative
      5.500% due 10/27/97                                        100        100
Pitney Bowes Credit Corp.
      5.530% due 11/24/97                                        100         99
Proctor & Gamble Co.
      5.490% due 11/06/97                                        100         99
Wisconsin Electric Power & Light
      5.500% due 11/06/97                                        100         99
                                                                        -------
                                                                          1,392
                                                                        -------
Repurchase Agreements 5.0%
State Street Bank
      5.000% due 10/01/97                                        170        170
      (Dated 09/29/97. Collateralized by U.S. Treasury                  -------
      Bond 8.375% 08/15/08 valued at $173,952.
      Repurchase proceeds are $170,024.)

Total Short-Term Instruments                                              1,562
(Cost $1,562)                                                           -------


Total Investments(a) 184.2%                                             $ 6,214
(Cost $6,167)

Other Assets and Liabilities (Net)(84.2%)                                (2,840)
                                                                        -------
Net Assets 100.0%                                                       $ 3,374
                                                                        -------

================================================================================

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                               $    47

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cos
over value.                                                                   0
                                                                        -------

Unrealized appreciation-net                                             $    47
                                                                        -------

(b) Variable Rate Security.  The rate listed is as of September 30, 1997.

(c) Securities are grouped by coupon and represent a range of maturities.

72 PIMCO Funds See accompanying notes

Schedule of Investments

Short-Term Fund
September 30, 1997 (Unaudited)

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 44.3%
--------------------------------------------------------------------------------
Banking And Finance 28.3%
Ahmanson (H.F.) & Co.
          6.330% due 04/15/98                          $    5,800    $    5,820
Associates Corp. of North America
          8.800% due 08/01/98                                 646           661
          6.375% due 08/15/98                               1,600         1,607
AT&T Capital Corp.
          5.900% due 11/13/97                               1,400         1,400
          5.775% due 02/02/98 (d)                           3,000         3,001
          7.800% due 02/10/98                               2,000         2,015
          5.900% due 07/10/98                                 100           100
          5.870% due 08/28/98                                 500           500
          5.850% due 01/05/99                               3,585         3,577
          6.160% due 12/03/99                               1,000         1,000
Banco Latino
          6.600% due 04/17/98                                 300           301
Capital One Bank
          6.048% due 01/02/98 (d)                           3,800         3,801
          6.740% due 05/31/99                                 875           882
Caterpillar Financial
          5.550% due 04/01/99 (d)                           2,000         2,003
Chrysler Financial Corp.
          5.625% due 01/15/99                                 570           568
Donaldson, Lufkin & Jenrette
          6.375% due 05/25/26 (d)                           1,102         1,100
Ford Motor Credit Corp.
          5.810% due 11/09/98 (d)                           2,600         2,613
          5.960% due 03/23/99 (d)                           1,000           999
          6.130% due 04/05/99 (d)                           1,500         1,490
General Motors Acceptance Corp.
          6.000% due 12/30/98                               1,575         1,576
Kansallis-Osake
          7.850% due 09/30/43 (d)                           5,000         5,080
Lehman Brothers, Inc.
          6.840% due 09/25/98                               1,000         1,007
          6.200% due 09/01/99 (d)                           3,000         2,998
Residential Funding
          7.453% due 12/01/18 (d)                           2,277         2,321
Salomon, Inc.
          5.790% due 11/26/97                               1,700         1,700
          5.650% due 02/10/98                               1,000         1,000
          5.750% due 03/31/98                                 800           800
          6.000% due 07/28/98                                 250           250
          6.030% due 02/11/99                                 500           500
          3.650% due 02/14/02 (g)                           3,036         2,951
                                                                     ----------
                                                                         53,621
                                                                     ----------
Industrials 11.3%
Air Canada
          6.300% due 07/31/05 (d)                           2,000         1,885
Amerco, Inc.
          6.850% due 09/18/98                               1,000         1,005
COFIRI International, Inc.
          6.140% due 10/27/00 (d)                           2,000         1,996
Delta Air Lines
          9.875% due 01/01/98                               1,000         1,010
Occidental Petroleum
          5.900% due 11/09/98                               1,100         1,099
RJR Nabisco
          8.750% due 04/15/04                               4,800         5,077
Sears Roebuck & Co.
          5.643% due 03/10/99 (d)                           3,000         2,997
TCI Communications, Inc.
          7.130% due 02/02/98                               1,300         1,305
          7.130% due 02/03/98                               3,000         3,013
USX Corp.
          6.375% due 07/15/98                               2,000         2,006
                                                                     ----------
                                                                         21,393
                                                                     ----------
Utilities 4.7%
Beaver Valley Funding Corp.
          8.250% due 06/01/03                               1,021         1,045
CMS Energy
          9.875% due 10/01/99 (d)                           2,000         2,033
Consumers Energy Corp.
          8.750% due 02/15/98                               2,000         2,018
Delmarva Power & Light
          5.690% due 06/24/98                               1,000           999
Gulf States Utilities
          9.720% due 07/01/98                               1,200         1,229
Niagara Mohawk Power
          9.990% due 05/11/04                               1,500         1,529
                                                                     ----------
                                                                          8,853
                                                                     ----------
Total Corporate Bonds and Notes                                          83,867
(Cost $83,579)                                                       ----------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 22.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 5.8%
Dime Savings
          7.147% due 11/01/18 (d)                             504           463
Donaldson, Lufkin & Jenrette
          7.200% due 10/17/20 (d)                           1,352         1,375
          7.835% due 09/01/21 (d)                              83            83
          7.097% due 06/25/22 (d)                             499           502
          7.483% due 05/25/23 (d)                             684           693
Federal National Mortgage Assn.
          5.800% due 08/25/15                               2,700         2,692
Greenwich
          7.643% due 04/25/22 (d)                             243           246
          7.285% due 10/25/22 (d)                             187           188
Manufacturers Hanover Corp.
          7.464% due 12/16/25 (d)                           2,416         2,419
Prudential Bache
          6.103% due 09/01/18 (d)                              56            55
Prudential Home
          6.750% due 01/25/24                               1,262         1,260
Resolution Trust Corp.
          8.861% due 12/25/20 (d)                             322           325
          6.890% due 07/25/21 (d)                              14            14
          6.934% due 06/25/24 (d)                             662           665
                                                                     ----------
                                                                         10,980
                                                                     ----------
Federal National Mortgage Association 3.5%
          6.110% due 05/01/36 (d)                           6,662         6,593
                                                                     ----------

Government National Mortgage Association 9.4%
          6.000% due 02/20/26-01/20/27 (d)(f)              11,714        11,873
          7.000% due 08/20/25 (d)                           1,528         1,566
          7.125% due 09/20/23 (d)                           4,256         4,384
                                                                     ----------
                                                                         17,823
                                                                     ----------
Other Mortgage-Backed Securities 2.1%
Federal National Mortgage Assn.
          1.000% due 06/25/23                                 607           586
First Nationwide Trust
          6.722% due 10/25/18 (d)                              54            54
Guardian
          6.926% due 12/25/19 (d)                             331           219
          6.815% due 02/25/20 (d)                             432           236
          6.963% due 02/25/20 (d)                             407           224
          7.401% due 01/25/21 (d)                             525           361
Resolution Trust Corp.
          8.625% due 10/25/21                                 868           871
          6.684% due 05/25/29 (d)                           1,122         1,124
Ryland Acceptance Corp.
          7.065% due 12/25/21 (d)                             176           176
                                                                     ----------
                                                                          3,851
                                                                     ----------
Stripped Mortgage-Backed Securities 2.0%c
Federal Home Loan Mortgage Corp.(IO)
          7.000% due 06/15/19                               8,000         1,447
Federal National Mortgage Assn.(IO)
          6.000% due 10/25/03                               1,967            30
          7.000% due 07/25/06                               3,211           443
          6.500% due 12/25/06                               8,441           845
          7.000% due 05/25/13                               1,505            34
          6.500% due 06/25/17                               5,277           460
          6.500% due 10/25/23                               3,130           487
L.F. Rothchild Mortgage(PO)
          0.000% due 04/01/17                                 103           102
                                                                     ----------
                                                                          3,848
                                                                     ----------
Total Mortgage-Backed Securities                                         43,095
(Cost $43,187)                                                       ----------


                             1997 Semiannual Report See accompanying notes  73

Short-Term Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc.
          6.500% due 09/15/03                          $   5,124     $    5,148
Green Tree Financial Group
          6.420% due 04/15/28                              9,000          9,072
LIBOR-Index Certificates
          9.040% due 10/01/03 (d)                          1,000          1,000
          9.262% due 10/01/03 (d)                          2,000          2,000
                                                                     ----------
Total Asset-Backed Securities                                            17,220
(Cost $17,142)                                                       ----------

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.9%
--------------------------------------------------------------------------------

Government of Malaysia
          5.688% due 10/19/05 (d)                          1,250          1,243
Nafinsa Finance Trust II
          8.262% due 03/31/99 (d)                            144            146
Republic of Argentina
          6.750% due 03/31/05 (d)                          6,240          5,944
                                                                     ----------
Total Sovereign Issues                                                    7,333
(Cost $6,600)                                                        ----------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 2.7%
--------------------------------------------------------------------------------

Commonwealth of Canada
          4.250% due 12/01/26 (g)                     C$   2,268          1,704
Commonwealth of New Zealand
          4.500% due 02/15/16 (g)                     N$   5,400          3,350
                                                                     ----------
Total Foreign Currency-Denominated Issues                                 5,054
(Cost $5,210)                                                        ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 17.6%
--------------------------------------------------------------------------------

Certificates Of Deposit 1.5%
Banco Latino
          6.400% due 03/27/98                          $   1,400          1,400
          6.550% due 04/14/98                              1,500          1,502
                                                                     ----------
                                                                          2,902
                                                                     ----------
Discount Notes 15.5%
Caisse d'Amortissement
          5.500% due 11/12/97                              1,900          1,888
Canadian Wheat Board
          5.510% due 12/10/97                              1,900          1,879
Federal National Mortgage Assn.
          5.490% due 10/17/97                              3,600          3,591
General Motors Acceptance Corp.
          5.540% due 11/12/97                                900            894
Kellogg Co.
          5.500% due 12/17/97                              2,200          2,174
KFW International Finance, Inc.
          5.500% due 11/19/97                              9,000          8,933
National Rural Utilities Cooperative
          5.480% due 10/28/97                                300            299
          5.520% due 12/08/97                                400            396
          5.500% due 12/12/97                              6,900          6,824
New Center Asset Trust
          5.520% due 10/10/97                                300            300
TCI Communications, Inc.
          6.062% due 05/08/98                              2,200          2,126
                                                                     ----------
                                                                         29,304
                                                                     ----------
Repurchase Agreements 0.6%
State Street Bank
          5.000% due 10/01/97                              1,156          1,156
          (Dated 09/30/97. Collateralized by U.S. Treasury           ----------
          Note 6.250% 08/31/02 valued at $1,181,019.
          Repurchase proceeds are $1,156,161.)

U.s. Treasury Bills (b) 0.0%
          5.010% due 10/02/97                                 10             10

Total Short-Term Instruments                                             33,372
(Cost $33,364)                                                       ----------

Total Investments (a) 100.4%                                         $  189,941
(Cost $189,082)

Other Assets and Liabilities (Net)(0.4%)                                   (776)


Net Assets 100.0%                                                    $  189,165
                                                                     ----------

Notes to Schedule of Investments ($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    1,894

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                          $   (1,035)
                                                                     ----------

Unrealized appreciation-net                                          $      859
                                                                     ----------

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                     Unrealized
Type                                             Contracts         Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/97)                       11         $          7

(c) Foreign forward currency contracts outstanding at September 30, 1997:


                                Principal
                                   Amount                             Unrealized
                                  Covered       Expiration         Appreciation/
Type                          by Contract            Month        (Depreciation)
--------------------------------------------------------------------------------
Sell              C$                2,064            12/97                    0
Sell              N$                4,940            11/97                    4
Sell                                  381            12/97                   (2)
Sell              SK                1,055            11/97                   (8)
                                                                  -------------
                                                                  $          (6)


(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

        C$ - Canadian Dollar
        N$ - New Zealand Dollar
        SK - Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

74 PIMCO Funds See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 54.4%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
      8.125% due 05/15/21                             $     650        $    777
      6.750% due 08/15/26                                19,800          20,561
      6.500% due 11/15/26                                 1,500           1,510
      6.625% due 02/15/27                                 1,250           1,280
                                                                       ---------
Total U.S. Treasury Obligations                                          24,128
(Cost $23,860)                                                         ---------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 61.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 44.5%
Bear Stearns
      7.100% due 06/25/24                                   385             379
California Federal Bank
      6.529% due 08/25/30 (b)                             1,443           1,434
Federal Home Loan Mortgage Corp.
      4.950% due 03/15/04                                 1,106           1,105
      9.500% due 01/15/05                                   117             122
      7.000% due 03/25/15                                 1,200           1,212
      7.000% due 07/15/22                                   806             771
      6.500% due 05/15/23                                    93              81
      7.000% due 08/15/23                                   180             164
      7.000% due 09/15/23                                    66              62
      6.500% due 11/15/23                                   224             203
      6.500% due 03/15/24                                   408             368
Federal Housing Administration
      7.430% due 11/01/23                                 1,559           1,582
      7.430% due 01/01/24                                   411             417
Federal National Mortgage Assn.
      5.000% due 11/25/03                                   687             683
      4.950% due 06/25/10                                 1,748           1,743
      5.500% due 04/25/14                                   437             435
      8.000% due 01/25/19                                    16              16
      8.750% due 08/25/20                                   269             277
      8.000% due 03/25/22                                    48              49
      7.000% due 04/25/22                                   713             682
      7.000% due 06/25/22                                   343             327
      7.800% due 10/25/22                                   733             748
      7.000% due 06/25/23                                   350             335
      6.000% due 08/25/23                                   856             804
      7.000% due 05/18/27                                 1,298           1,189
First Boston Mortgage Securities Corp.
      7.300% due 07/25/23                                   427             382
General Electric Capital Mortgage
      7.500% due 03/25/19                                   118             119
Independent National Mortgage Corp.
      8.490% due 01/25/25 (b)                               399             410
Prudential Home
      6.500% due 12/25/22                                   432             431
      6.950% due 09/25/23                                    57              51
      6.500% due 01/25/24                                 1,000             889
Residential Funding
      8.323% due 03/25/25 (b)                               347             356
Resolution Trust Corp.
      6.888% due 06/25/23 (b)                               219             219
Vendee Mortgage
      7.750% due 05/15/22                                   164             168
      6.500% due 06/15/24                                 1,852           1,542
                                                                       ---------
                                                                         19,755
                                                                       ---------
Federal Home Loan Mortgage Corporation 0.8%
      7.662% due 05/01/22 (b)                               199             207
      7.852% due 06/01/22 (b)                               163             170
                                                                       ---------
                                                                            377
                                                                       ---------
Federal Housing Administration 3.8%
      5.871% due 11/01/19                                   212             213
      7.430% due 12/28/17                                 1,456           1,469
                                                                       ---------
                                                                          1,682
                                                                       ---------
Federal National Mortgage Association 1.0%
      7.900% due 10/01/24 (b)                               420             438
                                                                       ---------
Government National Mortgage Association 4.8%
      7.000% due 02/20/24-08/20/25 (b)(c)                   927             951
      7.125% due 07/20/23 (b)                               543             559
      7.375% due 06/20/23 (b)                               594             614
                                                                       ---------
                                                                          2,124
                                                                       ---------

Other Mortgage-Backed Securities 5.7%
Resolution Trust Corp.
      6.684% due 05/25/29 (b)                             1,496           1,499
Ryland Acceptance Corp.
      7.555% due 11/28/22 (b)                             1,000           1,015
                                                                       ---------
                                                                          2,514
                                                                       ---------
Stripped Mortgage-Backed Securities 1.2%
Federal Home Loan Mortgage Corp.(IO)
      7.000% due 09/15/99                                   209              12
      7.000% due 07/15/04                                   459              16
      6.500% due 08/15/06                                   333              28
      6.500% due 10/15/06                                   512              52
      6.500% due 11/15/06                                   663              56
      6.000% due 10/15/07                                   598              51
      7.000% due 02/15/26                                   382              28
Federal National Mortgage Assn.(IO)
      6.500% due 02/25/07                                   346              33
      6.500% due 08/25/20                                 1,000             105
      6.500% due 09/25/21                                 1,024             156
                                                                       ---------
                                                                            537
                                                                       ---------
Total Mortgage-Backed Securities                                         27,427
(Cost $26,837)                                                         ---------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.0%
--------------------------------------------------------------------------------

Repurchase Agreements 1.4%
State Street Bank
      5.000% due 10/01/97                                   632             632
      (Dated 09/30/97. Collateralized by U.S. Treasury                 ---------
      Bond 7.500% 11/15/16 valued at $645,954.
      Repurchase proceeds are $632,000.)


U.S. Treasury Bills (c) 0.6%
      4.989% due 10/2/97-11/13/97                           260             260
                                                                       ---------
Total Short-Term Instruments                                                892
(Cost $892)                                                            ---------


Total Investments (a) 118.2%                                           $ 52,447
(Cost $51,589)

Other Assets and Liabilities (Net) (18.2%)                               (8,056)
                                                                       ---------

Net Assets 100.0%                                                      $ 44,391
                                                                       ---------
Notes to Schedule of Investments ($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $    973

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (115)
                                                                       --------
Unrealized appreciation-net                                            $    858
                                                                       --------

(b) Variable rate security.  The rate listed is as of September 30,1997.

(c) Securities are grouped by coupon and represent a range of maturities.

                               1997 Semiannual Report See accompanying notes  75

Schedule of Investments

Real Return Bond Fund
September 30, 1997 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 9.8%
--------------------------------------------------------------------------------
Banking and Finance 9.8%
J.P. Morgan & Co.
      5.485% due 02/15/12 (c)                         $     250        $    240
Pacific Southwest Bank
      6.060% due 06/15/02                                   172             172
Toyota Motor Credit Corp.
      4.693% due 02/15/02 (c)                               400             388
                                                                       ---------
Total Corporate Bonds and Notes                                             800
(Cost $812)                                                            ---------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 144.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
      3.625% due 07/15/02 (e)                             8,005           8,101
      3.375% due 01/15/07 (e)                             3,773           3,704
                                                                       ---------
Total U.S. Treasury Obligations                                          11,805
(Cost $11,850)                                                         ---------

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES(b)(d) 7.4%
--------------------------------------------------------------------------------

Commonwealth of Australia
      4.000% due 08/20/05 (e)                        A$     100             127
Commonwealth of Canada
      4.250% due 12/01/26 (e)                        C$     180             136
Commonwealth of New Zealand
      4.500% due 02/15/16 (e)                        N$     450             279
Republic of Poland
     21.365% due 05/13/98                            PZ     260              66
                                                                       ---------
Total Foreign Currency-Denominated Issues                                   608
(Cost $617)                                                            ---------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

Discount Notes 4.9%
General Motors Acceptance Corp.
      5.540% due 11/03/97                             $     100              99
New Center Asset Trust
      5.530% due 12/03/97                                   300             297
                                                                       ---------
                                                                            396
                                                                       ---------
Repurchase Agreements 1.1%
State Street Bank
      5.000% due 10/01/97                                    88              88
     (Dated 09/30/97. Collateralized by U.S. Treasury                  ---------
      Note 5.250% 12/31/97 valued at $91,125.
      Repurchase proceeds are 88,012.)


U.S. Treasury Bills 0.1%
      5.060% due 10/02/97                                    10              10
                                                                       ---------

Total Short-Term Instruments                                                494
(Cost $495)                                                            ---------


Total Investments(a) 168.0%                                            $ 13,707
(Cost $13,774)

Other Assets and Liabilities(Net)(68.0%)                                 (5,548)
                                                                       ---------

Net Assets 100.0%                                                      $  8,159
                                                                       ---------


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $      2

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (69)
                                                                       ---------

Unrealized depreciation-net                                            $    (67)
                                                                       ---------

(b) Foreign forward currency contracts outstanding at September 30, 1997:


                         Principal
                            Amount                                  Unrealized
                           Covered         Expiration            Appreciation/
Type                   by Contract              Month           (Depreciation)
--------------------------------------------------------------------------------
Sell          A$               173              11/97            $           3
Buy           C$               531              11/97                        2
Buy                            100              04/98                       (1)
Sell                            18              10/97                        0
Sell                           544              11/97                        0
Sell                           225              12/97                        0
Sell          DM                58              11/97                       (1)
Sell          N$               199              11/97                        0
Sell                           242              01/98                        0
                                                                 --------------
                                                                 $           3
                                                                 --------------

(c) Variable Rate Security. The rate listed is as of September 30, 1997.

(d) Principal amount denoted in indicated currency:

        A$ - Australian Dollar
        C$ - Canadian Dollar
        DM - German Mark
        N$ - New Zealand Dollar
        PZ - Polish Zloty

(e) Principal amount of the security is adjusted for inflation.

76  PIMCO Funds See accompanying notes

Schedule of Investments

Foreign Bond Fund
September 30, 1997 (Unaudited)

                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
ARGENTINA (c)(f) 1.3%
-----------------------------------------------------------------------------------
Republic of Argentina
    8.000% due 03/20/98                                  AP        780   $      755
    3.353% due 04/01/01(d)                                       3,911        3,618
                                                                         ----------
Total Argentina                                                               4,373
(Cost $4,284)                                                            ----------

-----------------------------------------------------------------------------------
AUSTRALIA (c)(f) 10.0%
-----------------------------------------------------------------------------------

Australian Wheat Board
    5.520% due 12/04/97                                   $      1,889        1,870
Commonwealth of Australia
    5.480% due 11/03/97                                          4,100        4,079
    5.500% due 12/18/97                                          4,000        3,951
   13.000% due 07/15/00                                  A$      2,100        1,829
    9.500% due 08/15/03                                            500          429
   10.000% due 02/15/06                                          2,070        1,884
    7.500% due 09/15/09                                         23,000       18,488
Queensland Treasury Corp.
    5.510% due 11/12/97                                   $        700          695
                                                                         ----------
Total Australia                                                              33,225
(Cost $32,944)                                                           ----------

-----------------------------------------------------------------------------------
BELGIUM (c)(f) 1.6%
-----------------------------------------------------------------------------------

Kingdom of Belgium
    9.000% due 03/28/03                                  BF        200            7
    5.100% due 11/21/04(d)                                     183,200        5,389
                                                                         ----------
Total Belgium                                                                 5,396
(Cost $5,693)                                                            ----------

-----------------------------------------------------------------------------------
CANADA (c)(f) 14.1%
-----------------------------------------------------------------------------------

Canadian Wheat Board
    5.500% due 10/08/97                                   $      2,000        1,998
    5.500% due 11/19/97                                          5,800        5,757
    5.500% due 11/21/97                                          8,000        7,938
Commonwealth of Canada
    3.700% due 04/02/98                                  C$      7,840        5,575
    8.500% due 03/01/00                                         23,498       18,410
Ontario Hydro
    5.500% due 12/15/97                                   $      4,000        3,953
Rogers Cantel, Inc.
   10.500% due 06/01/06                                  C$      2,500        2,137
Sears Canada
   11.700% due 07/10/00                                          1,000          838
                                                                         ----------
Total Canada                                                                 46,606
(Cost $45,990)                                                           ----------

-----------------------------------------------------------------------------------
CROATIA  0.8%
-----------------------------------------------------------------------------------

Republic of Croatia
    6.500% due 07/31/06(d)                                $      1,463        1,409
    6.500% due 07/30/10(d)                                       1,320        1,244
                                                                         ----------
Total Croatia                                                                 2,653
(Cost $2,727)                                                            ----------

-----------------------------------------------------------------------------------
CZECH REPUBLIC (c)(f) 1.2%
-----------------------------------------------------------------------------------

Bayerische Landesbank
   11.500% due 10/09/97                                  CK    134,000        4,072
                                                                         ----------
Total Czech Republic                                                          4,072
(Cost $4,984)                                                            ----------

-----------------------------------------------------------------------------------
DENMARK (c)(f) 1.9%
-----------------------------------------------------------------------------------

Kingdom of Denmark
    8.000% due 05/15/03                                   DK    29,500        4,940
    8.000% due 03/15/06                                          8,840        1,506
                                                                         ----------
Total Denmark                                                                 6,446
(Cost $6,540)                                                            ----------

-----------------------------------------------------------------------------------
FINLAND (c)(f) 12.2%
-----------------------------------------------------------------------------------

Republic of Finland
    3.490% due 03/13/98                                  FM     15,000   $    2,798
    3.630% due 08/14/98                                         46,000        8,425
    7.250% due 04/18/06                                        129,000       26,986
    8.250% due 10/15/10                                         10,000        2,254
                                                                         ----------
Total Finland                                                                40,463
(Cost $40,062)                                                           ----------

-----------------------------------------------------------------------------------
FRANCE (c)(f) 4.6%
-----------------------------------------------------------------------------------

Caisse d'Amortissement
    5.520% due 10/20/97                                   $     12,100       12,065
Republic of France
    7.750% due 10/25/05                                  FF     17,000        3,332
                                                                         ----------
Total France                                                                 15,397
(Cost $15,383)                                                           ----------

-----------------------------------------------------------------------------------
GERMANY (c)(f) 9.3%
-----------------------------------------------------------------------------------

Republic of Germany
    7.125% due 12/20/02                                  DM        500          312
    6.500% due 07/04/27                                         51,445       30,479
Treuhandanstalt
    6.875% due 06/11/03                                            240          148
                                                                         ----------
Total Germany                                                                30,939
(Cost $30,607)                                                           ----------

-----------------------------------------------------------------------------------
GREECE (c)(f) 0.6%
-----------------------------------------------------------------------------------

Republic of Greece
   11.200% due 05/19/03(d)                               GD    100,000          360
   11.100% due 06/17/03(d)                                     107,400          388
   14.000% due 10/23/03                                        376,000        1,360
                                                                         ----------
Total Greece                                                                  2,108
(Cost $2,291)                                                            ----------

-----------------------------------------------------------------------------------
INDONESIA (c)(f) 0.5%
-----------------------------------------------------------------------------------

Citibank Indonesia
   19.128% due 10/24/97                                  IR  5,000,000        1,511
                                                                         ----------
Total Indonesia                                                               1,511
(Cost $2,045)                                                            ----------

-----------------------------------------------------------------------------------
ITALY (c)(f) 17.6%
-----------------------------------------------------------------------------------

Republic of Italy
    6.000% due 01/01/00                                  IL 36,440,000       21,492
    9.500% due 01/01/05                                      9,370,000        6,524
    7.250% due 11/01/26                                     48,530,000       30,271
                                                                         ----------
Total Italy                                                                  58,287
(Cost $55,607)                                                           ----------

-----------------------------------------------------------------------------------
JAPAN (c)(f) 17.6%
-----------------------------------------------------------------------------------

Government of Japan
    6.400% due 03/20/00                                  JY  5,074,600       48,020
    5.500% due 03/20/02                                        319,000        3,141
    4.500% due 06/20/03                                        685,000        6,610
    4.100% due 12/22/03                                         64,200          610
                                                                         ----------
Total Japan                                                                  58,381
(Cost $58,703)                                                           ----------

-----------------------------------------------------------------------------------
MEXICO (c)(f) 4.8%
-----------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
    8.000% due 05/06/98                                  DM     13,000        7,509
Bancomer
    8.000% due 07/07/98                                   $      2,000        2,013
Nacional Financiera
    8.094% due 12/15/97(d)                                          19           19
Petroleos Mexicanos
    7.750% due 09/30/98                                  FF     22,000        3,826
Republic of Mexico
   18.950% due 10/23/97                                  MP      5,800          739
   22.800% due 10/30/97                                          6,190          787


                               1997 Semiannual Report See accompanying notes  77

Foreign Bond Fund
September 30, 1997 (Unaudited)

                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
Third Mexican Acceptance Corp.
    7.370% due 03/15/98                                   $      1,000   $      975
                                                                         ----------
Total Mexico                                                                 15,868
(Cost $15,775)                                                           ----------

-----------------------------------------------------------------------------------
NETHERLANDS (c)(f) 2.0%
-----------------------------------------------------------------------------------

Kingdom of Netherlands
    6.245% due 07/15/98                                  DG      7,500        3,850
    5.750% due 01/15/04                                          4,880        2,539
    8.250% due 02/15/07                                            400          241
                                                                         ----------
Total Netherlands                                                             6,630
(Cost $6,559)                                                            ----------

-----------------------------------------------------------------------------------
NEW ZEALAND (c)(f) 1.9%
-----------------------------------------------------------------------------------

Commonwealth of New Zealand
    8.000% due 04/15/04                                  N$      9,350        6,406
                                                                         ----------
Total New Zealand                                                             6,406
(Cost $6,670)                                                            ----------

-----------------------------------------------------------------------------------
POLAND (c)(f) 4.1%
-----------------------------------------------------------------------------------

Republic of Poland
   21.670% due 10/22/97                                  PZ        520          150
   22.160% due 11/05/97                                         16,400        4,691
   21.850% due 11/12/97                                          3,920        1,116
   22.050% due 11/19/97                                          7,200        2,041
   21.500% due 12/03/97                                          5,700        1,601
   21.640% due 04/22/98                                          6,470        1,672
   21.365% due 05/13/98                                          3,320          847
   21.550% due 06/26/98                                          6,600        1,645
                                                                         ----------
Total Poland                                                                 13,763
(Cost $14,268)                                                           ----------

-----------------------------------------------------------------------------------
ROMANIA (c)(f) 0.3%
-----------------------------------------------------------------------------------

Republic of Romania
    7.750% due 06/17/02                                  DM      1,600          926
                                                                         ----------
Total Romania                                                                   926
(Cost $889)                                                              ----------

-----------------------------------------------------------------------------------
SOUTH AFRICA (c)(f) 0.5%
-----------------------------------------------------------------------------------

Republic of South Africa
   16.300% due 10/17/97                                  SR      7,080        1,511
                                                                         ----------
Total South Africa                                                            1,511
(Cost $1,580)                                                            ----------

-----------------------------------------------------------------------------------
SPAIN (c)(f) 2.4%
-----------------------------------------------------------------------------------

Kingdom of Spain
   10.000% due 02/28/05                                  SP    947,100        8,002
                                                                         ----------
Total Spain                                                                   8,002
(Cost $7,299)                                                            ----------

-----------------------------------------------------------------------------------
SUPRANATIONAL (c)(f) 0.7%
-----------------------------------------------------------------------------------

European Bank for Reconstruction & Development
    9.000% due 04/22/98                                  PP     49,000        1,356
World Bank
   10.250% due 04/11/02                                         31,000          840
                                                                         ----------
Total Supranational                                                           2,196
(Cost $3,039)                                                            ----------

-----------------------------------------------------------------------------------
SWEDEN (c)(f) 9.4%
-----------------------------------------------------------------------------------

Kingdom of Sweden
   10.250% due 05/05/00                                  SK    186,100       27,524
   13.000% due 06/15/01                                         11,200        1,849
    8.000% due 08/15/07                                         12,100        1,814
                                                                         ----------
Total Sweden                                                                 31,187
(Cost $30,308)                                                           ----------

-----------------------------------------------------------------------------------
UNITED KINGDOM (c)(f) 9.4%
-----------------------------------------------------------------------------------

United Kingdom Gilt
    8.000% due 12/07/00                                  BP      1,000   $    1,672
    6.750% due 11/26/04                                            190          312
    8.500% due 12/07/05                                         16,051       29,216
                                                                         ----------
Total United Kingdom                                                         31,200
(Cost $29,348)                                                           ----------

-----------------------------------------------------------------------------------
UNITED STATES  14.0%
-----------------------------------------------------------------------------------

Corporate Bonds and Notes 3.6%
AT&T Capital Corp.
    5.900% due 11/13/97                                   $      3,500        3,501
Resolution Trust Corp.
    7.750% due 04/25/28                                          3,531        3,531
Salomon, Inc.
    3.650% due 02/14/02(h)                                       5,060        4,919
                                                                         ----------
                                                                             11,951
                                                                         ----------
U.S. Treasury Notes 4.0%
    6.250% due 01/31/02                                          6,100        6,159
    6.625% due 05/15/07                                          6,700        6,922
                                                                         ----------
                                                                             13,081
                                                                         ----------
Mortgage-Backed Securities 6.1%
Collateralized Mortgage Obligation Trust
    9.000% due 05/01/14                                             45           46
Federal Home Loan Mortgage Corp.
    9.050% due 06/15/19                                            156          167
Government National Mortgage Assn.
    6.875% due 11/20/21-10/20/24(d)(g)                           1,602        1,651
    7.125% due 09/20/23(d)                                       1,542        1,588
Independent National Mortgage Corp.
    8.303% due 11/25/24(d)                                         333          342
Morgan Stanley Mortgage
    8.150% due 07/20/21                                              4            5
PaineWebber Mortgage
    7.000% due 10/25/23                                          1,403        1,408
Resolution Trust Corp.
   10.621% due 05/25/24(d)                                         190          192
Ryland Acceptance Corp.
    8.086% due 09/25/23(d)                                       6,579        6,737
Sears Mortgage
    6.792% due 06/25/22(d)                                         220          222

Government National Mortgage Assn.
    6.875% due 10/20/23(d)                                       3,524        3,627
    7.125% due 09/20/22-09/20/23(d)(g)                           2,967        3,058
    7.375% due 05/20/22-05/20/23(d)(g)                           1,249        1,291
                                                                         ----------
                                                                             20,334
                                                                         ----------
Asset-Backed Securities 0.3%
Student Loan Marketing Assn.
    5.605% due 04/25/04(d)                                         959          960
                                                                         ----------
Total United States                                                          46,326
(Cost $46,054)                                                           ----------

-----------------------------------------------------------------------------------
PURCHASED OTC CALL OPTIONS (c)(f) 0.9%
-----------------------------------------------------------------------------------

Government of Japan (OTC)
    6.400% due 03/20/00
    Strike @ 102.75 Exp. 10/31/97(j)                     JY    751,600          663
    4.500% due 06/20/03
    Strike @ 94.77 Exp. 10/31/97(j)                            525,000          923
Kingdom of Sweden (OTC)
   10.250% due 05/05/00
   Strike @ 95.38 Exp. 01/31/98(j)                       SK     80,000        1,560
                                                                         ----------
Total Purchased OTC Call Options                                              3,146
(Cost $3,113)                                                            ----------

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 35.0%
-----------------------------------------------------------------------------------

Discount Notes 33.6%
American Express Credit
    5.500% due 10/09/97                                   $      6,000        5,993
    5.480% due 11/05/97                                          5,600        5,570
Ameritech Corp.
    5.480% due 10/06/97                                          7,800        7,794


78 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
Ford Motor Credit Corp.
   5.700% due 10/02/97                                 $    1,300    $    1,300
   5.550% due 10/08/97                                      4,700         4,695
   5.510% due 10/09/97                                      7,000         6,991
General Electric Capital Corp.
   5.520% due 11/20/97                                      3,700         3,671
General Motors Acceptance Corp.
   5.510% due 11/12/97                                      2,000         1,987
   5.580% due 01/14/98                                      5,300         5,214
Gillette Co.
   6.350% due 10/01/97                                      8,200         8,200
   5.480% due 10/08/97                                      2,200         2,197
IBM Credit Corp.
   5.480% due 11/05/97                                      5,000         4,973
   5.500% due 11/07/97                                      1,200         1,193
KFW International Finance, Inc.
   5.480% due 10/20/97                                      4,000         3,988
   5.510% due 10/27/97                                      2,700         2,689
   5.490% due 11/13/97                                      1,700         1,689
   5.490% due 11/18/97                                      6,400         6,353
National Rural Utilities Cooperative
   5.500% due 10/02/97                                      1,900         1,900
   5.470% due 10/23/97                                      1,300         1,296
   5.480% due 10/28/97                                      1,300         1,295
   5.500% due 12/12/97                                      1,100         1,088
New Center Asset Trust
   5.520% due 10/10/97                                      1,400         1,398
   5.510% due 10/22/97                                      4,700         4,685
   5.530% due 11/05/97                                      4,800         4,774
Pfizer, Inc.
   5.490% due 10/08/97                                     13,500        13,486
Pitney Bowes Credit Corp.
   5.500% due 10/15/97                                      7,000         6,985
                                                                     -----------
                                                                        111,404
                                                                     ===========
Repurchase Agreements 1.1%
State Street Bank
   5.000% due 10/01/97                                      3,511         3,511
   (Dated 09/30/97. Collateralized by U.S. Treasury                  -----------
   Note 6.250% 08/31/02 valued at $3,583,606.
   Repurchase proceeds are $3,511,488.)

U.S. Treasury Bills (b)(g) 0.4%
   5.073% due 10/02/97-12/11/97                             1,210         1,203
                                                                     -----------

Total Short-Term Instruments                                            116,118
(Cost $116,119)                                                      ===========

Total Investments (a) 178.7%                                         $  593,136
(Cost $588,881)

Written Options (e) (0.0%)                                                  (20)
(Premiums $12)

Other Assets and Liabilities (Net) (78.7%)                             (261,267)
                                                                     -----------


Net Assets 100.0%                                                    $  331,849
                                                                     ===========


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   10,199

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (5,944)
                                                                     -----------

Unrealized appreciation-net                                          $    4,255
                                                                     ===========


(b) Securities with an aggregate market value of $1,203 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                    Unrealized
Type                                                 Contracts    Appreciation
-------------------------------------------------------------------------------
Commonwealth of Australia 3 Year Note (12/97)              168    $        180
French Franc 10 Year Future (MAT) (12/97)                   64              61
                                                                  -------------
                                                                  $        241
                                                                  =============

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                         Principal
                            Amount                                   Unrealized
                           Covered               Expiration       Appreciation/
Type                   by Contract                    Month      (Depreciation)
--------------------------------------------------------------------------------
Sell        A$               1,841                    10/97      $          21
Buy         BF              51,300                    10/97                 45
Sell                       250,479                    12/97               (183)
Buy         BP                 100                    10/97                  0
Sell                        11,618                    10/97                225
Sell                         1,671                    11/97                (48)
Sell                           217                    01/98                 (1)
Buy         C$              34,280                    12/97                 93
Sell                         7,524                    12/97                (17)
Sell                        12,859                    03/98                209
Sell        CK             129,490                    10/97               (216)
Sell        DG               4,898                    11/97               (104)
Sell                         2,104                    12/97                  1
Sell        DK               2,245                    10/97                  0
Sell                         7,893                    11/97                (62)
Buy         DM              41,939                    10/97                 27
Buy                         10,652                    11/97                151
Buy                         46,798                    12/97                245
Buy                          6,447                    01/98                 (5)
Sell                        25,400                    10/97                124
Sell                        19,064                    11/97               (467)
Sell                        32,080                    12/97               (111)
Buy         EC               1,746                    10/97                  3
Sell                         1,746                    10/97                 29
Sell                         2,346                    01/98                  2
Buy         FF                 861                    10/97                  0
Buy                          5,323                    12/97                  3
Sell                        27,602                    10/97                (82)
Sell                        22,281                    11/97               (179)
Sell                           604                    12/97                  0
Buy         FM              27,818                    10/97                232
Sell                       156,602                    10/97                 71
Sell                        19,343                    11/97               (166)
Sell                         5,058                    12/97                (23)
Sell                        14,451                    01/98                  6
Buy         GD              57,700                    10/97                  8
Buy         IL           1,030,308                    10/97                 (6)
Buy         IP               7,310                    10/97               (386)
Buy         IR           4,478,000                    12/97               (140)
Buy         JY              76,800                    10/97                  2
Buy                        458,000                    12/97                (60)
Sell                        76,800                    10/97                 43
Sell                       527,408                    11/97                201
Sell                        76,800                    12/97                 (2)
Sell        MR               9,370                    12/97                270
Buy         N$               2,600                    12/97                 24
Sell                        12,458                    11/97                 10
Buy         PP               5,550                    10/97                 (1)
Buy         SF              10,232                    10/97                 24
Sell                        23,132                    10/97               (299)
Sell                         8,315                    11/97               (247)
Sell                        17,590                    12/97                (63)
Sell                        28,424                    01/98                (72)
Buy         SK              68,370                    10/97                448
Buy                         23,019                    11/97                179
Sell                        86,988                    10/97                 81
Sell                           539                    11/97                 (3)
Sell                        21,400                    12/97                (70)

                               1997 Semiannual Report See accompanying notes  79

Foreign Bond Fund
September 30, 1997 (Unaudited)

                         Principal
                            Amount                                   Unrealized
                           Covered                Expiration      Appreciation/
Type                   by Contract                     Month     (Depreciation)
--------------------------------------------------------------------------------
Buy         SP              10,518                     10/97     $           0
Buy                        449,222                     11/97               166
Buy                      1,143,532                     12/97                (2)
Sell                       509,125                     12/97               (20)
                                                                 ---------------
                                                                 $         (92)
                                                                 ===============

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                               Premiums          Market
Type                                                 Par       Received           Value
----------------------------------------------------------------------------------------
Put - Indonesian Rupiah vs U.S. Dollar (OTC)IR 3,400,000  $          12  $           20
      Strike @ 3,400.00 Exp. 10/30/97

(f) Principal amount denoted in indicated currency:

           A$ - Australian Dollar
           AP - Argentine Peso
           BF - Belgian Franc
           BP - British Pound
           C$ - Canadian Dollar
           CK - Czech Koruna
           DG - Dutch Guilder
           DK - Danish Krone
           DM - German Mark
           EC - European Currency Unit
           FF - French Franc
           FM - Finnish Markka
           GD - Greek Drachma
           IL - Italian Lira
           IP - Irish Punt
           IR - Indonesian Rupiah
           JY - Japanese Yen
           MP - Mexican Peso
           MR - Malaysian Ringgit
           N$ - New Zealand Dollar
           PP - Philippines Peso
           PZ - Polish Zloty
           SF - Swiss Franc
           SK - Swedish Krona
           SP - Spanish Peseta
           SR - South Africa Rands

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Security is subject to outstanding forward sale commitment.

80   PIMCO Funds See accompanying notes

Schedule of Investments

Global Bond Fund
September 30, 1997 (Unaudited)

                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
------------------------------------------------------------------------------------
ARGENTINA (f) 1.5%
------------------------------------------------------------------------------------
Republic of Argentina
    8.000% due 03/20/98                                  AP        720   $      697
    3.353% due 04/01/01(d)                                       3,784        3,501
                                                                         -----------
Total Argentina                                                               4,198
(Cost $4,112)                                                            ===========

------------------------------------------------------------------------------------
AUSTRALIA (c)(f) 7.7%
------------------------------------------------------------------------------------

Commonwealth of Australia
    7.500% due 09/15/09                                  A$     21,650       17,403
Queensland Treasury Corp.
    5.510% due 11/12/97                                   $      2,800        2,782
    5.520% due 11/14/97                                            600          596
                                                                         -----------
Total Australia                                                              20,781
(Cost $20,447)                                                           ===========

------------------------------------------------------------------------------------
BELGIUM (c)(f) 1.0%
------------------------------------------------------------------------------------

Kingdom of Belgium
    5.100% due 11/21/04(d)                               BF     95,900        2,821
                                                                         -----------
Total Belgium                                                                 2,821
(Cost $2,673)                                                            ===========

------------------------------------------------------------------------------------
CANADA (c)(f) 12.2%
------------------------------------------------------------------------------------

Canadian Wheat Board
    5.500% due 10/08/97                                   $        800          799
    5.500% due 11/21/97                                         13,000       12,899
Commonwealth of Canada
    3.700% due 04/02/98                                  C$      7,160        5,091
    8.000% due 11/01/98                                             59           44
    8.500% due 03/01/00                                          2,602        2,038
    9.000% due 12/01/04                                          2,440        2,120
    4.250% due 12/01/26(h)                                       6,525        4,902
Rogers Cantel, Inc.
   10.500% due 06/01/06                                          6,000        5,129
                                                                         -----------
Total Canada                                                                 33,022
(Cost $32,044)                                                           ===========

------------------------------------------------------------------------------------
CROATIA 0.8%
------------------------------------------------------------------------------------

Republic of Croatia
    6.500% due 07/31/06(d)                                $      1,265        1,218
    6.500% due 07/30/10(d)                                       1,130        1,065
                                                                         -----------
Total Croatia                                                                 2,283
(Cost $2,346)                                                            ===========

------------------------------------------------------------------------------------
CZECH REPUBLIC (f) 1.1%
------------------------------------------------------------------------------------

Bayerische Landesbank
   11.500% due 10/09/97                                  CK    102,000        3,099
                                                                         -----------
Total Czech Republic                                                          3,099
(Cost $3,794)                                                            ===========

------------------------------------------------------------------------------------
DENMARK (c)(f) 1.2%
------------------------------------------------------------------------------------

Kingdom of Denmark
    8.000% due 05/15/03                                  DK     16,400        2,747
    8.000% due 03/15/06                                          3,300          562
                                                                         -----------
Total Denmark                                                                 3,309
(Cost $3,281)                                                            ===========

------------------------------------------------------------------------------------
FINLAND (c)(f) 13.1%
------------------------------------------------------------------------------------

Kansallis-Osake
    7.850% due 09/30/43(d)                                $      5,000        5,080
Republic of Finland
    3.490% due 03/13/98                                  FM     14,000        2,612
    3.630% due 08/14/98                                         41,000        7,509
    7.250% due 04/18/06                                         87,000       18,200
    8.250% due 10/15/10                                          9,000        2,029
                                                                         -----------
Total Finland                                                                35,430
(Cost $35,274)                                                           ===========

------------------------------------------------------------------------------------
FRANCE (c)(f) 1.8%
------------------------------------------------------------------------------------

Caisse d'Amortissement
    5.500% due 11/12/97                                   $      3,300   $    3,279
    5.490% due 12/09/97                                          1,500        1,484
                                                                         -----------
Total France                                                                  4,763
(Cost $4,763)                                                            ===========

------------------------------------------------------------------------------------
GERMANY (c)(f) 2.2%
------------------------------------------------------------------------------------

Republic of Germany
    7.125% due 12/20/02                                  DM        610          380
    7.375% due 01/03/05                                          3,200        2,039
    6.500% due 07/04/27                                          4,086        2,421
Treuhandanstalt
    6.875% due 06/11/03                                          1,730        1,069
                                                                         -----------
Total Germany                                                                 5,909
(Cost $6,078)                                                            ===========

------------------------------------------------------------------------------------
GREECE (c)(f) 0.7%
------------------------------------------------------------------------------------

Republic of Greece
   11.200% due 05/19/03(d)                               GD    100,000          361
   11.100% due 06/17/03(d)                                      69,100          249
   14.000% due 10/23/03                                        344,000        1,244
                                                                         -----------
Total Greece                                                                  1,854
(Cost $2,017)                                                            ===========

------------------------------------------------------------------------------------
HONG KONG 1.4%
------------------------------------------------------------------------------------

Guangdong Enterprises
    8.875% due 05/22/07                                   $      3,700        3,769
                                                                         -----------
Total Hong Kong                                                               3,769
(Cost $3,695)                                                            ===========

------------------------------------------------------------------------------------
INDONESIA 0.6%
------------------------------------------------------------------------------------

Citibank Indonesia
    0.000% due 10/24/97                                  IR  5,000,000        1,511
                                                                         -----------
Total Indonesia                                                               1,511
(Cost $2,045)                                                            ===========

------------------------------------------------------------------------------------
ITALY (c)(f) 3.4%
------------------------------------------------------------------------------------

Republic of Italy
    6.000% due 01/01/00                                  IL 15,580,000        9,189
                                                                         -----------
Total Italy                                                                   9,189
(Cost $8,547)                                                            ===========

------------------------------------------------------------------------------------
JAMAICA 0.4%
------------------------------------------------------------------------------------

Government of Jamaica
    9.625% due 07/02/02                                   $      1,100        1,114
                                                                         -----------
Total Jamaica                                                                 1,114
(Cost $1,098)                                                            ===========

------------------------------------------------------------------------------------
JAPAN (c)(f) 2.1%
------------------------------------------------------------------------------------

Government of Japan
    4.500% due 06/20/03                                  JY    550,000        5,307
    4.100% due 12/22/03                                         27,600          262
                                                                         -----------
Total Japan                                                                   5,569
(Cost $5,409)                                                            ===========

------------------------------------------------------------------------------------
MEXICO (f) 2.8%
------------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
    8.000% due 05/06/98                                  DM        500          289
Republic of Mexico
   18.950% due 10/23/97                                  MP      5,010          639
   22.800% due 10/30/97                                          5,350          680
Third Mexican Acceptance Corp.
    7.370% due 03/15/98                                   $      2,000        1,950
United Mexican States
    6.250% due 12/31/19                                          5,000        4,138
                                                                         -----------
Total Mexico                                                                  7,696
(Cost $7,506)                                                            ===========

                               1997 Semiannual Report See accompanying notes  81

Global Bond Fund
September 30, 1997 (Unaudited)


                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
NETHERLANDS (c)(f) 0.3%
-----------------------------------------------------------------------------------
Kingdom of Netherlands
    8.250% due 02/15/07                                  DG      1,400   $      844
                                                                         ----------
Total Netherlands                                                               844
(Cost $930)                                                              ----------

-----------------------------------------------------------------------------------
NEW ZEALAND (c)(f) 2.0%
-----------------------------------------------------------------------------------

Commonwealth of New Zealand
    8.000% due 04/15/04                                  N$      8,050        5,516
                                                                         ----------
Total New Zealand                                                             5,516
(Cost $5,733)                                                            ----------

-----------------------------------------------------------------------------------
POLAND (c)(f) 5.9%
-----------------------------------------------------------------------------------

Republic of Poland
   21.670% due 10/22/97                                  PZ        460          133
   22.160% due 11/05/97                                         14,700        4,205
   21.850% due 11/12/97                                          3,650        1,039
   22.050% due 11/19/97                                          7,200        2,041
   21.500% due 12/03/97                                          5,280        1,483
   21.640% due 04/22/98                                          5,640        1,457
   21.365% due 05/13/98                                          2,660          678
   21.550% due 06/26/98                                          6,700        1,670
    4.000% due 10/27/14                                   $      3,600        3,146
                                                                         ----------
Total Poland                                                                 15,852
(Cost $16,063)                                                           ----------

-----------------------------------------------------------------------------------
ROMANIA (c)(f)0.4%
-----------------------------------------------------------------------------------

Republic of Romania
    7.750% due 06/17/02                                  DM      1,700          984
                                                                         ----------
Total Romania                                                                   984
(Cost $945)                                                              ----------

-----------------------------------------------------------------------------------
SOUTH AFRICA (f) 0.5%
-----------------------------------------------------------------------------------

Republic of South Africa
   16.300% due 10/17/97                                  SR      5,760        1,230
                                                                         ----------
Total South Africa                                                            1,230
(Cost $1,285)                                                            ----------

-----------------------------------------------------------------------------------
SPAIN (c)(f) 1.8%
-----------------------------------------------------------------------------------

Kingdom of Spain
   10.000% due 02/28/05                                  SP    562,800        4,755
                                                                         ----------
Total Spain                                                                   4,755
(Cost $4,336)                                                            ----------

-----------------------------------------------------------------------------------
SUPERNATIONAL (f) 0.8%
-----------------------------------------------------------------------------------

European Bank for Reconstruction & Development
    9.000% due 04/22/98                                  PP     46,000        1,273
World Bank
   10.250% due 04/11/02                                         29,000          786
                                                                         ----------
Total Supranational                                                           2,059
(Cost $2,849)                                                            ----------

-----------------------------------------------------------------------------------
SWEDEN (c)(f) 10.4%
-----------------------------------------------------------------------------------

Kingdom of Sweden
   11.000% due 01/21/99                                  SK     22,200        3,156
   10.250% due 05/05/00                                        146,900       21,726
   13.000% due 06/15/01                                         10,300        1,700
    8.000% due 08/15/07                                          9,800        1,470
                                                                         ----------
Total Sweden                                                                 28,052
(Cost $25,865)                                                           ----------

-----------------------------------------------------------------------------------
UNITED KINGDOM (c)(f) 9.8%
-----------------------------------------------------------------------------------

Equitable
    8.000% due 08/29/49(d)                               BP      6,100        9,777
United Kingdom Gilt
    6.750% due 11/26/04                                            570          936
    8.500% due 12/07/05                                          8,596       15,646
                                                                         ----------
Total United Kingdom                                                         26,359
(Cost $25,562)                                                           ----------

-----------------------------------------------------------------------------------
UNITED STATES (c)(f) 22.7%
-----------------------------------------------------------------------------------

Corporate Bonds and Notes 5.7%
AT&T Capital Corp.
    5.900% due 11/13/97                                   $      3,500   $    3,501
Dean Witter Discover
    5.836% due 02/01/99(d)                                       1,000        1,003
    5.813% due 02/05/99(d)                                       1,000        1,002
Hewlett-Packard Finance
    5.625% due 11/20/00                                  DM      1,300          760
Salomon, Inc.
    3.650% due 02/14/02(h)                                $      6,072        5,903
TCI Communications, Inc.
    6.394% due 04/01/02(d)                                       2,700        2,664
United Air Lines
   10.670% due 05/01/04                                            500          593
                                                                         ----------
                                                                             15,426
                                                                         ----------
U.S. Treasury Notes 9.9%
    6.250% due 01/31/02                                          5,300        5,351
    6.500% due 05/31/02                                         13,464       13,729
    6.625% due 05/15/07                                          7,400        7,645
                                                                         ----------
                                                                             26,725
                                                                         ----------
Mortgage-Backed Securities 6.8%
CMS Energy
    9.500% due 10/01/97(d)                                         750          750
Federal Home Loan Mortgage Corp.
    7.798% due 05/01/23(d)                                       1,083        1,138
Federal Housing Administration
    7.399% due 02/01/21                                          1,630        1,690
Federal National Mortgage Assn.
    6.500% due 04/01/09                                            727          724
    7.500% due 11/01/01-01/01/02(g)                                864          881
    7.751% due 03/01/24(d)                                         403          418
    8.063% due 11/01/23(d)                                         686          713
Independent National Mortgage Corp.
    8.303% due 11/25/24(d)                                         167          171
Government National Mortgage Assn.
    6.875% due 11/20/23-10/20/24(d)(g)                           2,343        2,411
    7.125% due 07/20/22-09/20/23(d)(g)                           2,602        2,682
    7.375% due 05/20/23-06/20/23(d)(g)                           1,234        1,275
Pacific Southwest Bank
    6.060% due 06/15/02                                          2,755        2,747
Residential Funding
    8.323% due 03/25/25(d)                                       1,736        1,780
Resolution Trust Corp.
    8.000% due 04/25/25                                          1,000        1,025
                                                                         ----------
                                                                             18,405
                                                                         ----------
Asset-Backed Securities 0.3%
Student Loan Marketing Assn.
    5.605% due 04/25/04(d)                                         959          960
                                                                         ----------
Total United States                                                          61,516
(Cost $60,660)                                                           ----------

-----------------------------------------------------------------------------------
PURCHASED OTC CALL OPTIONS (f) 1.6%
-----------------------------------------------------------------------------------

Government of Japan (OTC)
    4.500% due 06/20/03                                  JY    390,000          686
    Strike @ 94.77 Exp.10/23/97(i)
Kingdom of Spain (OTC)
   10.000% due 02/28/05                                  SP    472,800          418
    Strike @ 112.09 Exp.11/21/97(i)
Kingdom of Sweden (OTC)
   11.000% due 01/21/99                                  SK    111,300        1,510
    Strike @ 96.45 Exp. 11/21/97(i)
   10.250% due 05/05/00                                         89,200        1,739
    Strike @ 95.38 Exp. 1/28/98(i)                                       ----------
Total Purchased OTC Call Options                                              4,353
(Cost $4,140)                                                            ----------

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 29.0%
-----------------------------------------------------------------------------------

Discount Notes 27.8%
Abbott Laboratories
    5.490% due 10/24/97                                   $      3,700        3,687
    5.510% due 10/27/97                                          4,300        4,283
Ameritech Corp.
    5.480% due 10/06/97                                          5,200        5,196



82  PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
================================================================================
AT&T Capital Corp.
   5.490% due 10/15/97                                   $   3,000     $  2,994
E.I. Du Pont de Nemours
   5.490% due 10/17/97                                       3,000        2,993
Federal Home Loan Mortgage Corp.
   5.500% due 10/10/97                                       1,800        1,798
Federal National Mortgage Assn.
   5.490% due 10/17/97                                       3,445        3,437
Ford Motor Credit Corp.
   5.530% due 10/06/97                                       4,500        4,496
   5.510% due 10/09/97                                       5,100        5,094
   5.500% due 10/10/97                                       1,200        1,198
General Electric Capital Corp.
   5.520% due 11/05/97                                       1,900        1,890
General Motors Acceptance Corp.
   5.580% due 11/05/97                                         400          398
   5.580% due 01/14/98                                       6,200        6,099
Gillette Co.
   6.350% due 10/01/97                                       6,300        6,300
   5.480% due 10/08/97                                       2,300        2,298
IBM Credit Corp.
   5.500% due 11/19/97                                       1,800        1,787
KFW International Finance, Inc.
   5.500% due 10/15/97                                       2,600        2,594
   5.510% due 11/06/97                                       1,900        1,890
   5.490% due 11/13/97                                       1,200        1,192
   5.490% due 11/18/97                                       6,400        6,353
National Rural Utilities Cooperative
   5.500% due 10/09/97                                       1,900        1,898
   5.500% due 11/06/97                                       2,100        2,088
New Center Asset Trust
   5.510% due 10/22/97                                       1,200        1,196
   5.540% due 11/19/97                                       4,100        4,069
                                                                       ---------
                                                                         75,228
                                                                       =========
Repurchase Agreements 0.5%
State Street Bank
   5.000% due 10/01/97                                       1,296        1,296
                                                                       ---------
   (Dated 9/30/97.  Collateralized by U.S. Treasury
   Note 6.25% 08/31/02 valued at $1,322,944.
   Repurchase proceeds are $1,296,180.)

U.S. Treasury Bills (b)(g) 0.7%
   5.039% due 10/02/97-12/11/97                              1,830        1,820
                                                                       ---------

Total Short-Term Instruments                                             78,344
                                                                       =========
(Cost $78,345)

Total Investments (a) 139.2%                                           $376,181
(Cost $371,842)

Written Options (e) (0.0%)                                                  (20)
(Premiums $12)

Other Assets and Liabilities (Net) (39.2%)                             (105,965)
                                                                       ---------

Net Assets  100.0%                                                     $270,196
                                                                       =========


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  8,822

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (4,483)
                                                                       ---------

Unrealized appreciation-net                                            $  4,339
                                                                       =========



(b) Securities with an aggregate market value of $1,820 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                      Unrealized
Type                                                Contracts       Appreciation
--------------------------------------------------------------------------------
Italian Lira 10 Year Future (12/97)                      125          $     424
U.S. Treasury 10 Year Note (12/97)                       426                328
U.S. Treasury 30 Year Bond (12/97)                       100                197
                                                                      ----------
                                                                      $     949
                                                                      ==========

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                                 Principal
                                    Amount                           Unrealized
                                   Covered       Expiration       Appreciation/
Type                           by Contract            Month      (Depreciation)
--------------------------------------------------------------------------------
Buy                      A$          2,473            10/97      $         (30)
Sell                                   551            10/97                 (2)
Buy                      BF         37,660            10/97                 33
Buy                                203,132            12/97                148
Buy                      BP          9,438            10/97               (419)
Buy                                  1,400            11/97                  6
Sell                                 5,811            10/97                (55)
Sell                                 7,384            11/97               (145)
Sell                                   219            01/98                 (1)
Buy                      C$         29,367            12/97                 88
Sell                                 6,774            12/97                (15)
Sell                                 6,809            03/98                114
Sell                     CK         99,020            10/97               (165)
Buy                      DG         13,600            11/97                276
Buy                                    770            12/97                  0
Buy                      DK         21,923            10/97                  1
Sell                                 1,794            11/97                (14)
Buy                      DM         27,104            10/97                 20
Buy                                  5,830            11/97                101
Buy                                 64,954            12/97                554
Buy                                 26,016            01/98                (20)
Sell                                15,515            10/97                 80
Sell                                15,062            11/97               (371)
Sell                                15,704            12/97                 (1)
Buy                      EC          1,629            10/97                  3
Sell                                 1,629            10/97                 27
Sell                                 2,173            01/98                  1
Buy                      FF         98,541            10/97                304
Buy                                  4,802            11/97                 38
Sell                                 1,239            10/97                  1
Sell                                 1,578            11/97                (16)
Sell                                 1,843            12/97                  0
Sell                     FM         80,318            10/97                 30
Sell                                19,530            11/97               (167)
Sell                                 7,048            12/97                (11)
Sell                                13,481            01/98                  6
Buy                      GD         86,100            10/97                 11
Buy                      IL     20,548,177            10/97               (123)
Buy                      IP          6,080            10/97               (321)
Buy                      IR      2,873,000            12/97                (90)
Buy                      JY         67,500            10/97                  2
Buy                              4,075,513            11/97             (1,918)
Buy                                703,000            12/97                (92)
Sell                                67,500            10/97                 37
Sell                                67,500            12/97                 (2)
Sell                     MR          7,800            12/97                224
Sell                     N$          8,123            11/97                  7
Sell                                   380            12/97                 (3)
Buy                      PP          3,830            10/97                 (1)
Buy                      SF          8,712            10/97                 21
Sell                                21,712            10/97               (300)
Sell                                 9,001            11/97               (267)
Sell                                13,840            12/97                (49)
Sell                                24,521            01/98                (62)
Buy                      SK         68,900            10/97                451
Buy                                 15,508            12/97                 51
Sell                                58,659            10/97                 55
Sell                                   823            11/97                 (6)
Buy                      SP        966,046            10/97                 (3)


                               1997 Semiannual Report See accompanying notes  83

Global Bond Fund
September 30, 1997 (Unaudited)

                        Principal
                           Amount                           Unrealized
                          Covered        Expiration      Appreciation/
Type                  by Contract             Month     (Depreciation)
--------------------------------------------------------------------------------
Buy                       289,000             11/97    $          107
Buy                       647,154             12/97                (2)
Sell                      296,695             12/97               (11)
                                                       ---------------
                                                       $       (1,885)
                                                       ---------------

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                             Premiums    Market
Type                                                   Par   Received     Value
--------------------------------------------------------------------------------
Put - Indonesian Rupiah vs. U.S. Dollar (OTC) IR 3,400,000  $      12   $    20
      Strike @ 3,400.00 Exp. 10/30/97

(f) Principal amount denoted in indicated currency:

     A$ - Australian Dollar
     AP - Argentine Peso
     BF - Belgian Franc
     BP - British Pound
     C$ - Canadian Dollar
     CK - Czech Koruna
     DG - Dutch Guilder
     DK - Danish Krone
     DM - German Mark
     EC - European Currency Unit
     FF - French Franc
     FM - Finnish Markka
     GD - Greek Drachma
     IL - Italian Lira
     IP - Irish Punt
     IR - Indonesian Rupiah
     JY - Japanese Yen
     MP - Mexican Peso
     MR - Malaysian Ringgit
     N$ - New Zealand Dollar
     PP - Philippines Peso
     PZ - Polish Zloty
     SF - Swiss Franc
     SK - Swedish Krona
     SP - Spanish Peseta
     SR - South Africa Rands

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security is subject to outstanding forward sale commitment.


84  PIMCO Funds See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 1997 (Unaudited)

                                                            Principal
                                                               Amount         Value
                                                               (000s)        (000s)
-----------------------------------------------------------------------------------
ARGENTINA 22.4%
-----------------------------------------------------------------------------------
Republic of Argentina
    6.750% due 03/31/05(d)                                $       480    $      457
    5.500% due 03/31/23(d)                                        500           378
                                                                         ----------
Total Argentina                                                                 835
(Cost $832)                                                              ----------

-----------------------------------------------------------------------------------
AUSTRALIA 2.7%
-----------------------------------------------------------------------------------

Western Australia Treasury Corp.
    5.500% due 12/18/97                                           100            99
                                                                         ----------
Total Australia                                                                  99
(Cost $99)                                                               ----------

-----------------------------------------------------------------------------------
BRAZIL 24.3%
-----------------------------------------------------------------------------------

Government of Brazil
    6.938% due 04/15/12(d)                                        500           424
    8.000% due 04/15/14                                           570           485
                                                                         ----------
Total Brazil                                                                    909
(Cost $894)                                                              ----------

-----------------------------------------------------------------------------------
BULGARIA 4.4%
-----------------------------------------------------------------------------------

Government of Bulgaria
    2.250% due 07/28/12(d)                                        250           164
                                                                         ----------
Total Bulgaria                                                                  164
(Cost $162)                                                              ----------

-----------------------------------------------------------------------------------
CANADA 2.7%
-----------------------------------------------------------------------------------

Canadian Wheat Board
    5.500% due 11/18/97                                           100            99
                                                                         ----------
Total Canada                                                                     99
(Cost $99)                                                               ----------

-----------------------------------------------------------------------------------
ECUADOR 5.3%
-----------------------------------------------------------------------------------

Government of Ecuador
    6.688% due 02/27/15(d)                                        273           198
                                                                         ----------
Total Ecuador                                                                   198
(Cost $197)                                                              ----------

-----------------------------------------------------------------------------------
FRANCE 5.3%
-----------------------------------------------------------------------------------

Caisse d'Amortissement
    5.550% due 10/10/97                                           100           100
Electricite de France
    5.490% due 12/11/97                                           100            99
                                                                         ----------
Total France                                                                    199
(Cost $199)                                                              ----------

-----------------------------------------------------------------------------------
MEXICO 11.9%
-----------------------------------------------------------------------------------

United Mexican States
    6.250% due 12/31/19                                           250           207
    6.836% due 12/31/19                                           250           238
                                                                         ----------
Total Mexico                                                                    445
(Cost $443)                                                              ----------

-----------------------------------------------------------------------------------
NETHERLANDS 2.7%
-----------------------------------------------------------------------------------

Polysindo International Finance
    9.375% due 07/30/07                                           100            99
                                                                         ----------
Total Netherlands                                                                99
(Cost $102)                                                              ----------

-----------------------------------------------------------------------------------
POLAND 4.1%
-----------------------------------------------------------------------------------

Republic of Poland
    3.000% due 10/27/24(d)                                        250           152
                                                                         ----------
Total Poland                                                                    152
(Cost $152)                                                              ----------

-----------------------------------------------------------------------------------
ROMANIA (c)(f) 4.0%
-----------------------------------------------------------------------------------

Republic of Romania
    7.750% due 06/17/02                                     DM    260           150
                                                                         ----------
Total Romania                                                                   150
(Cost $142)                                                              ----------

-----------------------------------------------------------------------------------
VENEZUELA 12.8%
-----------------------------------------------------------------------------------

Government of Venezuela
    6.750% due 12/18/07                                      $    500           478
                                                                         ----------
Total Venezuela                                                                 478
(Cost $473)                                                              ----------

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 67.7%
-----------------------------------------------------------------------------------

Discount Notes 64.0%
Abbott Laboratories
    5.490% due 10/21/97                                           100           100
AT&T Capital Corp.
    5.490% due 10/15/97                                           100           100
BellSouth Telecommunications, Inc.
    5.500% due 10/23/97                                           100           100
Central Illinois Public Services
    5.500% due 11/17/97                                           100            99
E.I. Du Pont de Nemours
    5.550% due 12/02/97                                           100            99
Emerson Electric Co.
    5.480% due 10/17/97                                           100           100
Export Development Corp.
    5.490% due 11/13/97                                           100            99
Federal Home Loan Mortgage Corp.
    5.450% due 10/02/97                                           400           400
Florida Power Corp.
    5.500% due 10/14/97                                           100           100
Ford Motor Credit Corp.
    5.530% due 10/08/97                                           100           100
General Electric Capital Corp.
    5.510% due 11/20/97                                           100            99
General Motors Acceptance Corp.
    5.560% due 11/12/97                                           100            99
IBM Credit Corp.
    5.500% due 10/21/97                                           100           100
KFW International Finance, Inc.
    5.490% due 11/18/97                                           100            99
Motorola, Inc.
    5.490% due 10/28/97                                           100           100
National Rural Utilities Cooperative
    5.490% due 11/18/97                                           100            99
Pitney Bowes Credit Corp.
    5.500% due 10/17/97                                           100           100
Procter & Gamble Co.
    5.510% due 10/10/97                                           100           100
United Parcel Service Co.
    5.500% due 12/03/97                                           100            99
Wisconsin Electric Power & Light
    5.520% due 11/06/97                                           100            99
Wool International
    5.530% due 10/08/97                                           100           100
                                                                         ----------
                                                                              2,391
                                                                         ----------
Repurchase Agreements 3.4%
State Street Bank
    5.000% due 10/01/97                                           131           131
    (Dated 09/30/97. Collateralized by U.S. Treasury                     ----------
    Note 6.750% 08/15/26 valued at $136,480.
    Repurchase proceeds are $131,018.)

U.S. Treasury Bills (b) 0.3%
    5.155% due 11/13/97                                            10            10
                                                                         ----------

Total Short-Term Instruments                                                  2,532
(Cost $2,532)                                                            ----------




                               1997 Semiannual Report See accompanying notes  85

Emerging Markets Bond Fund
September 30, 1997 (Unaudited)

                                                                         Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 170.3%                                    $        6,359
 (Cost $6,326)

Written Options (e) 0.0%                                                    (6)
(Premiums $4)

Other Assets and Liabilities (Net) (70.3%)                              (2,618)
                                                                --------------

Net Assets 100.0%                                               $        3,735
                                                                ==============

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                       $           39

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (6)
                                                                --------------

Unrealized appreciation-net                                     $           33
                                                                ==============

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                     Unrealized
Type                                 Contracts                     Depreciation
--------------------------------------------------------------------------------
German Mark 5 Year Future (DTB)              1                $             (1)

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                        Principal
                           Amount                                  Unrealized
                          Covered            Expiration         Appreciation/
Type                  by Contract                 Month        (Depreciation)
------------------------------------------------------------------------------
Sell        DM               177                  10/97        $          (1)
Sell                         266                  08/98                   (6)
Sell        EC                32                  10/97                   (1)
Buy         GD             9,900                  10/97                    1
Buy         IR           176,000                  10/97                   (4)
Buy                      176,000                  11/97                   (1)
Buy                       32,000                  12/97                   (1)
Sell                     176,000                  10/97                    1
Buy         MP               265                  10/97                    0
Sell        MR               210                  12/97                    6
Buy         PZ               683                  10/97                    3
Buy         SR                80                  10/97                    0
                                                               ---------------
                                                               $          (3)
                                                               ---------------

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                                    Premiums       Market
Type                                                  Par           Received        Value
------------------------------------------------------------------------------------------
Put - Indonesian Rupiah vs U.S. Dollar (OTC) IR 1,020,000     $         4         $      6
    Strike @ 3,400.00 Exp. 10/30/97

(f)    Principal amount denoted in indicated currency:

     DM - German Mark
     EC - European Currency Unit
     GD - Greek Drachma
     IR - Indonesian Rupiah
     MP - Mexican Peso
     MR - Malaysian Ringgit
     PZ - Polish Zloty
     SR - South Africa Rand



86  PIMCO Funds See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1997 (Unaudited)


                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 81.0%
--------------------------------------------------------------------------------
Banking and Finance 5.4%
Americo Life, Inc.
   9.250% due 06/01/05                              $  2,000        $   2,065
Arvin Capital
   9.500% due 02/01/27                                19,000           20,344
Bay View Capital Corp.
   9.125% due 08/15/07                                 8,000            8,290
First Nationwide Holdings
  12.500% due 04/15/03                                 5,000            5,638
  10.625% due 10/01/03                                 4,350            4,807
Helicon Group
  11.000% due 11/01/03(b)                              2,000            2,115
Imperial Credit Industries, Inc.
   9.875% due 01/15/07                                 2,300            2,335
ITT Publimedia BV
   9.375% due 09/15/07                                 4,200            4,368
Polysindo International Finance
   9.375% due 07/30/07                                12,600           12,443
Reliance Group Holdings
   9.000% due 11/15/00                                14,000           14,653
Trizec Finance Ltd.
  10.875% due 10/15/05                                 3,919            4,517
                                                                   ----------
                                                                       81,575
                                                                   ==========
Industrials 63.3%
Abbey Healthcare Group
   9.500% due 11/01/02                                10,220           10,507
Albritton Communications
   9.750% due 11/30/07                                 5,500            5,486
American Airlines
  10.610% due 03/04/10                                   650              850
American Standard
   9.250% due 12/01/16                                 8,690            9,092
Amerigas Partners L.P.
  10.125% due 04/15/07                                 4,200            4,473
Ameriserv Food Co.
  10.125% due 07/15/07                                16,550           17,182
Ametek, Inc.
   9.750% due 03/15/04                                 6,350            6,779
Amphenol Corp.
   9.875% due 05/15/07                                 6,500            6,923
Anker Coal Group
   9.750% due 10/01/07                                 2,000            2,040
Archibald Candy Corp.
  10.250% due 07/01/04                                 1,000            1,055
Bell & Howell Co.
  10.750% due 10/01/02                                 4,000            4,220
Benedek Broadcasting Corp.
  11.875% due 03/01/05                                14,765           16,648
Building Materials Corp.
   0.000% due 07/01/04(c)                             17,400           16,226
   8.625% due 12/15/06                                   500              519
Cablevision Systems Corp.
   8.125% due 08/15/09                                 7,000            7,114
   9.875% due 02/15/13                                 2,000            2,165
  10.500% due 05/15/16                                11,000           12,439
   9.875% due 04/01/23                                 4,000            4,340
Century Communications Corp.
   8.750% due 10/01/07                                 5,000            4,959
CF Cable TV, Inc.
   9.125% due 07/15/07                                 9,000            9,833
Clark Oil Refining Corp.
  10.500% due 12/01/01                                 1,400            1,446
Clark R & M Holdings
   0.000% due 02/15/00                                14,000           11,078
Coleman
   7.100% due 06/13/06                                 6,750            6,099
   7.250% due 06/13/08                                 2,000            1,734
Comcast Cellular
   9.500% due 05/01/07                                20,125           21,131
Cumberland Farms
  10.500% due 10/01/03                                 8,676            8,719
Delta Air Lines
  10.790% due 03/26/14                                 2,264            2,898
Dimon, Inc.
   8.875% due 06/01/06                                 3,000            3,214
Doane Products Co.
  10.625% due 03/01/06                                 2,000            2,150
Envirosource, Inc.
   9.750% due 06/15/03                                10,770           10,834
EZ Communication, Inc.
   9.750% due 12/01/05                                 8,200            9,061
Falcon Drilling, Inc.
   9.750% due 01/15/01                                 6,500            6,906
Ferrellgas Partners L.P.
  10.000% due 08/01/01                                10,100           10,807
   9.375% due 06/15/06                                 6,375            6,726
Foamex L.P.
   9.875% due 06/15/07                                 1,700            1,768
Forcenergy, Inc.
   9.500% due 11/01/06                                 4,300            4,526
   8.500% due 02/15/07                                 4,100            4,100
Gardern State Newspapers
   8.750% due 10/01/09                                11,700           11,846
Globalstar L.P.
  11.375% due 02/15/04                                 8,350            8,726
  11.250% due 06/15/04                                 4,000            4,150
Goss Graphic Systems, Inc.
  12.000% due 10/15/06                                 6,000            6,750
Granite Broadcasting Corp.
  10.375% due 05/15/05                                 5,250            5,499
Griffin Gaming
   0.000% due 06/30/00(c)                              7,330            7,422
GST Equipment Funding
  13.250% due 05/01/07                                 5,000            5,825
Gulf Canada Resources
   9.250% due 01/15/04                                12,575           13,330
HMH Properties, Inc.
   9.500% due 05/15/05                                12,750           13,435
   8.875% due 07/15/07                                 8,500            8,755
Hollinger International Publishing
   8.625% due 03/15/05                                 4,750            4,898
   9.250% due 02/01/06                                 7,800            8,112
HS Resources
   9.875% due 12/01/03                                 4,250            4,436
Huntsman Corp.
   9.312% due 03/20/07(b)                              6,500            6,679
Huntsman Packaging Corp.
   9.125% due 10/01/07                                 3,000            3,075
Integrated Health Services
  10.250% due 04/30/06                                   770              830
   9.500% due 09/15/07                                 7,000            7,245
   9.250% due 01/15/08                                 6,900            6,900
ISP Holdings, Inc.
   9.000% due 10/15/03                                22,500           23,648
J. Ray McDermott
   9.375% due 07/15/06                                10,400           10,881
J.Q. Hammons Hotels
   8.875% due 02/15/04                                11,500           11,716
Jones Intercable, Inc.
   8.875% due 04/01/07                                10,060           10,538
K-III Communications Co.
   8.500% due 02/01/06                                11,490           11,749
Kaiser Aluminum & Chemical
   9.875% due 02/15/02                                 8,750            9,143
  10.875% due 10/15/06                                 1,800            1,951
KCS Energy, Inc.
  11.000% due 01/15/03                                 2,600            2,841
Keystone Consolidated Industries
   9.625% due 08/01/07                                 3,800            3,900
L-3 Communications Corp.
  10.375% due 05/01/07                                 2,250            2,430
Lenfest Communications
   8.375% due 11/01/05                                13,650           13,787
Magnum Hunter Resources, Inc.
  10.000% due 06/01/07                                 3,250            3,323
Marcus Cable
   0.000% due 08/01/04(c)                             11,400           10,346
Marsh Supermarket, Inc.
   8.875% due 08/01/07                                 7,250            7,232


                              1997 Semiannual Report See accompanying notes  87

High Yield Fund
September 30, 1997 (Unaudited)


                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
Moog, Inc.
  10.000% due 05/01/06                              $  3,250        $   3,461
Newsquest Capital
  11.000% due 05/01/06                                 4,250            4,760
NL Industries
   0.000% due 10/15/05(c)                             12,000           11,865
Nuevo Energy Co.
   9.500% due 04/15/06                                 3,000            3,218
Orion Network Systems, Inc.
  11.250% due 01/15/07                                11,875           13,143
   0.000% due 01/15/07(c)                              4,000            2,680
Owens & Minor
  10.875% due 06/01/06                                 5,850            6,479
Pacific Lumber
  10.500% due 03/01/03                                 9,750           10,140
Paperboard Industries
   8.375% due 09/15/07                                 5,000            5,081
Parker Drilling Corp.
   9.750% due 11/15/06                                 9,950           10,696
Pathmark Stores, Inc.
   9.625% due 05/01/03                                 3,450            3,433
Phar-Mor, Inc.
  11.720% due 09/11/02                                 8,000            8,260
Polymer Group, Inc.
   9.000% due 07/01/07                                12,000           12,180
Pride International, Inc.
   9.375% due 05/01/07                                 7,450            7,990
Printpack, Inc.
   9.875% due 08/15/04                                 6,450            6,805
Repap Wisconsin, Inc.
   9.250% due 02/01/02                                 1,900            2,005
Revlon Consumer Products Corp.
   9.375% due 04/01/01                                 7,500            7,800
  10.500% due 02/15/03                                 2,500            2,672
Riviera Holdings Corp.
  11.000% due 12/31/02                                 4,756            5,125
  10.000% due 08/15/04                                 8,350            8,413
RJR Nabisco
   8.000% due 07/15/01                                 2,000            2,057
   8.625% due 12/01/02                                 5,500            5,794
Rogers Cablesystems, Inc.
  10.000% due 03/15/05                                 7,500            8,325
Rogers Cantel Mobile
   8.300% due 10/01/07                                 5,000            5,025
   9.375% due 06/01/08                                15,500           16,585
Salem Communications
   9.500% due 10/01/07                                 4,350            4,350
SC International Services, Inc.
   9.250% due 09/01/07                                 8,200            8,344
Sea Containers
   9.500% due 07/01/03(b)                                750              776
Shoppers Food Warehouse
   9.750% due 06/15/04                                 6,000            6,143
Showboat, Inc.
   9.250% due 05/01/08                                 9,750           10,140
Silgan Holdings, Inc.
   9.000% due 06/01/09                                11,450           11,751
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/12                                 9,575           10,033
   9.200% due 07/02/18                                 2,750            3,032
Southern Foods Group Capital
   9.875% due 09/01/07                                 6,000            6,255
Specialty Retailers
   8.500% due 07/15/05                                 3,100            3,193
   9.000% due 07/15/07                                 1,000            1,025
Statia Terminals
  11.750% due 11/15/03                                 5,250            5,572
Station Casinos
   9.625% due 06/01/03                                 3,150            3,166
Stevens, JP & Co.
   9.000% due 03/01/17                                10,000           10,450
Stone Container
   9.062% due 02/01/03(b)                             10,000           10,119
  11.500% due 10/01/04                                 2,000            2,158
Sun International Hotels
   9.000% due 03/15/07                                 7,500            7,763
Synthetic Industries, Inc.
   9.250% due 02/15/07                                 2,150            2,233
Teleport Communications
   0.000% due 07/01/07(c)                             18,150           14,339
Telewest Communications
   9.625% due 10/01/06                                11,000           11,426
Tenet Healthcare Corp.
  10.125% due 03/01/05                                 8,300            9,172
   8.625% due 01/15/07                                 3,500            3,640
TFM SA DE CV
   9.750% due 06/30/03(b)                              4,000            4,000
  10.250% due 06/15/07                                 5,175            5,460
Trans-Resources, Inc.
  11.875% due 07/01/02                                 7,080            7,540
Transamerican Energy
  11.500% due 06/15/02                                 1,525            1,525
Unisys Corp.
  12.000% due 04/15/03                                14,900           16,781
  11.750% due 10/15/04                                 5,000            5,669
US Air, Inc.
   9.625% due 09/01/03                                11,490           12,352
US Can Corp.
  10.125% due 10/15/06                                 3,575            3,781
Vencor, Inc.
   8.625% due 07/15/07                                13,000           13,244
Vintage Petroleum
   9.000% due 12/15/05                                10,490           10,910
West Point Stevens
   8.750% due 12/15/01                                 2,500            2,613
   9.375% due 12/15/05                                 7,500            7,913
World Color Press, Inc.
   9.125% due 03/15/03                                13,085           13,739
Young Broadcasting, Inc.
   9.000% due 01/15/06                                11,000           11,055
   8.750% due 06/15/07                                 4,000            3,920
                                                                    ---------
                                                                      947,019
                                                                    ---------
Utilities 12.3%
AES Corp.
  10.250% due 07/15/06                                14,235           15,659
Beaver Valley Funding Corp.
   9.000% due 06/01/17                                34,000           36,988
Bell Cablemedia PLC
   0.000% due 09/15/05(c)                              2,000            1,744
California Energy
   9.875% due 06/30/03                                 5,000            5,388
  10.250% due 01/15/04(b)                             17,815           19,359
Calpine Corp.
   9.250% due 02/01/04                                 7,500            7,725
   8.750% due 07/15/07                                14,650           14,980
CMS Energy
   8.125% due 05/15/02                                 8,000            8,210
Coho Energy, Inc.
   8.875% due 10/15/07                                 5,500            5,458
Dial Call Communications
   0.000% due 04/15/04(c)                             15,000           14,081
Espirito Santo Centrais
  10.000% due 07/15/07                                 6,500            6,546
First PV Funding
  10.150% due 01/15/16                                 1,020            1,088
Niagara Mohawk Power
   9.990% due 05/11/04                                 2,500            2,549
   7.750% due 05/15/06                                 1,100            1,124
   9.500% due 03/01/21                                 2,500            2,641
   7.875% due 04/01/24                                 7,500            7,483
North Atlantic Energy
   9.050% due 06/01/02                                 7,795            7,880
Public Service of New Hampshire
   9.170% due 05/15/98                                 1,000              998
Sprint Spectrum, L.P.
   8.845% due 02/10/06(b)                              1,696            1,712
   8.975% due 02/10/06(b)                              2,967            2,999
   9.095% due 02/10/06(b)                              2,837            2,876
Vanguard Cellular Systems, Inc.
   9.375% due 04/15/06                                 7,500            7,838

88 PIMCO Funds See accompanying notes


                                                    Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
Wilmington Trust Co. - Tucson Electric
  10.211% due 01/01/09                               $   500      $       537
  10.732% due 01/01/13                                 6,993            7,678
                                                                  -----------
                                                                      183,541
                                                                  -----------
Total Corporate Bonds and Notes                                     1,212,245
(Cost $1,157,260)                                                 ===========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 3.1%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 2.3%
Asset Securitization Corp.
   7.384% due 08/13/29                                 1,500            1,448
Federal Deposit Insurance Corp.
   6.906% due 11/25/26(b)                                400              411
Manufacturers Hanover Corp.
   7.464% due 12/16/25(b)                                853              854
   8.144% due 12/16/25(b)                              3,794            3,609
NationsBank Corp.
   8.122% due 05/25/28(b)                              3,835            2,655
Red Mountain Funding Corp.
   9.150% due 11/28/27                                 5,727            5,853
Resolution Trust Corp.
   7.346% due 09/25/20(b)                                707              593
   9.250% due 06/25/23                                 3,384            3,407
   9.050% due 08/25/23                                   872              879
   9.500% due 05/25/24                                    93               93
   8.500% due 03/25/25                                    21               20
   6.900% due 02/25/27(b)                              9,447            9,093
   7.000% due 05/25/27                                 6,357            6,138
                                                                  -----------
                                                                       35,053
                                                                  ===========

Other Mortgage-Backed Securities 0.5%
LTC Commercial Corp.
   9.200% due 08/04/23                                 3,235            3,511
Structured Asset Securities Corp.
   7.050% due 11/25/02                                 4,000            3,469
                                                                  -----------
                                                                        6,980
                                                                  -----------
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn. (IO)
    6.000% due 07/25/05                                2,954              164
    7.000% due 07/25/08                                7,152            1,061
    6.500% due 06/25/17                                2,937              256
    7.000% due 04/25/19                               12,000            2,658
Fund America (IO)
    9.590% due 10/20/21                                1,732              242
                                                                  -----------
                                                                        4,381
                                                                  -----------
Total Mortgage-Backed Securities                                       46,414
(Cost $45,676)                                                    ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.0%
--------------------------------------------------------------------------------

Airplanes Pass Through Trust
  10.875% due 03/15/19                                 5,200            5,984
Arena Brands, Inc.
   8.883% due 06/01/02(b)                                 84               84
   8.967% due 06/01/02(b)                                 21               21
   9.125% due 06/01/02(b)                              2,779            2,786
   9.383% due 06/01/02(b)                              4,969            4,981
   9.469% due 06/01/02(b)                                 74               74
                                                                  -----------
Total Asset-Backed Securities                                          13,930
(Cost $13,354)                                                    ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.1%
--------------------------------------------------------------------------------

Republic of Argentina
   6.750% due 03/31/05(b)                             18,998           18,059
   5.500% due 03/31/23(b)                              9,000            6,795
Third Mexican Acceptance Corp.
   7.370% due 03/15/98                                 1,000              975
United Mexican States
   6.250% due 12/31/19                                 7,000            5,801
                                                                  -----------
Total Sovereign Issues                                                 31,630
(Cost $26,090)                                                    ===========


                                                                       Value
                                                                       (000s)
--------------------------------------------------------------------------------
PREFERRED STOCK 6.0%
--------------------------------------------------------------------------------

                                                       Shares
California Federal Bank                               16,500     $      1,886
Fresenius Medical Care                                28,195           29,323
K-III Communications                                  70,000            7,070
Long Island Lighting Co.                              30,000            3,113
Newscorp Overseas Ltd.                               133,200            3,363
Sig Capital Trust                                      7,000            7,077
Time Warner, Inc.                                     34,427           39,343
                                                                  -----------
Total Preferred Stock                                                  91,175
(Cost $85,761)                                                    ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.0%
--------------------------------------------------------------------------------

                                                   Principal
                                                      Amount
                                                      (000s)
Discount Notes 5.5%
Ameritech Corp.
   5.480% due 10/06/97                             $   4,600            4,596
Ford Motor Credit Corp.
   5.490% due 10/06/97                                   200              200
   5.500% due 10/10/97                                15,000           14,979
General Motors Acceptance Corp.
   5.510% due 11/12/97                                 1,800            1,788
   5.570% due 01/05/98                                26,300           25,908
Gillette Co.
   6.350% due 10/01/97                                 3,900            3,900
IBM Credit Corp.
   5.500% due 11/19/97                                20,000           19,850
KFW International Finance, Inc.
   5.480% due 10/20/97                                 3,200            3,191
National Rural Utilities Cooperative
   5.500% due 11/06/97                                 3,200            3,182
New Center Asset Trust
   5.510% due 11/19/97                                 4,300            4,268
SBC Communications, Inc.
   5.500% due 11/07/97                                 1,000              994
                                                                  -----------
                                                                       82,856
                                                                  ===========

Repurchase Agreements 0.5%
State Street Bank
   5.000% due 10/01/97                                 6,568            6,568
   (Dated 09/30/97. Collateralized by U.S. Treasury               -----------
   Note 6.250% 08/31/02 valued at $6,700,888.
   Repurchase proceeds are $6,568,912.)

Total Short-Term Instruments                                           89,424
(Cost $89,425)                                                    -----------

Total Investments (a) 99.2%                                       $ 1,484,708
(Cost $1,417,566)

Other Assets and Liabilities (Net) 0.8%                                12,464
                                                                  -----------

Net Assets 100.0%                                                 $ 1,497,172
                                                                  ===========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $    68,691

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (1,549)
                                                                  -----------

Unrealized appreciation-net                                       $    67,142
                                                                  ===========


(b) Variable Rate Security. The rate listed is as of September 30, 1997.

(c) Security becomes interest bearing at a future date.






                              1997 Semiannual Report See accompanying notes  89

Schedule of Investments

Money Market Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 1.3%
--------------------------------------------------------------------------------
Banking and Finance 0.8%
Chrysler Financial Corp.
   5.710% due 01/12/98                               $   500         $    500
Lehman Brothers, Inc.
   5.750% due 02/15/98                                   721              720
                                                                  -----------
                                                                        1,220
                                                                  ===========
Industrials 0.5%
Phillips Petroleum
   9.500% due 11/15/97                                  750               753
                                                                  -----------
Total Corporate Bonds and Notes                                         1,973
(Cost $1,973)                                                     ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 67.7%
--------------------------------------------------------------------------------

Discount Notes 67.4%
Archer Daniels Midland
   6.350% due 10/01/97                                 2,500            2,500
Australian Wheat Board
   5.500% due 10/10/97                                 6,000            5,992
Becton Dickinson & Co.
   5.550% due 10/23/97                                 6,000            5,980
Emerson Electric Co.
   5.500% due 11/07/97                                 6,000            5,966
Federal National Mortgage Assn.
   5.650% due 10/07/97                                 2,850            2,847
Ford Motor Credit Corp.
   5.500% due 10/02/97                                 7,500            7,499
General Electric Capital Corp.
   5.500% due 10/07/97                                 8,200            8,192
IBM Credit Corp.
   5.540% due 01/22/98                                 7,500            7,370
Kellogg Co.
   5.520% due 11/06/97                                 6,000            5,967
KFW International Finance, Inc.
   5.510% due 10/15/97                                 6,500            6,486
Monsanto Co.
   5.500% due 11/12/97                                 6,500            6,458
National Rural Utilities Cooperative
   5.580% due 01/20/98                                 7,500            7,371
Oesterreichische
   5.500% due 12/08/97                                 6,000            5,938
Pitney Bowes Credit Corp.
   5.550% due 01/15/98                                 6,500            6,394
Wells Fargo & Co.
   5.480% due 10/20/97                                 7,500            7,478
Western Australia Treasury Corp.
   5.480% due 10/31/97                                 5,500            5,475
                                                                  -----------
                                                                       97,913
                                                                  ===========

Repurchase Agreements 0.3%
 State Street Bank
   5.000% due 10/01/97                                  381               381
   (Dated 09/30/97. Collateralized by U.S. Treasury               -----------
   Note 5.750% 12/31/98 valued at $390,715.
   Repurchase proceeds are $381,053.)

Total Short-Term Instruments                                           98,294
(Cost $98,294)                                                    ===========

Total Investments 69.0%                                           $   100,267
(Cost $100,267)

Other Assets and Liabilities (Net) 31.0%                               44,993
                                                                  -----------

Net Assets 100.0%                                                 $   145,260
                                                                  ===========

90  PIMCO Funds See accompanying notes

Schedule of Investments

StocksPLUS Fund
September 30, 1997 (Unaudited)

                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 30.7%
-----------------------------------------------------------------------------------
Banking and Finance 20.5%
Advanta Corp.
    6.136% due 01/15/99(d)                                $      2,000   $    1,983
Ahmanson (H.F.) & Co.
    6.180% due 01/15/98                                          9,300        9,316
AT&T Capital Corp.
    6.260% due 02/18/99                                         10,000       10,026
    6.920% due 04/29/99                                          5,200        5,264
Capital One Bank
    8.125% due 02/27/98                                          2,000        2,017
    6.730% due 06/04/98                                          2,000        2,010
    6.163% due 08/13/98(d)                                       7,500        7,512
Caterpillar Financial
    5.550% due 04/01/99(d)                                       2,000        2,003
Chrysler Financial Corp.
    6.190% due 10/27/97                                          2,000        2,001
Den Danske Bank
    6.000% due 06/30/00(d)                                         450          445
Ford Motor Credit Corp.
    5.810% due 11/09/98(d)                                         500          502
    5.680% due 03/30/99(d)                                         250          250
    6.130% due 04/05/99(d)                                         340          338
    6.080% due 08/14/00(d)                                      17,000       17,006
General Motors Acceptance Corp.
    5.970% due 03/16/99(d)                                       2,000        2,013
Kansallis-Osake
    7.850% due 09/30/43(d)                                       1,500        1,524
Lehman Brothers, Inc.
    6.540% due 01/05/98                                          5,000        5,010
    6.250% due 06/29/98                                          2,000        2,004
    8.875% due 11/01/98                                          1,685        1,733
    6.100% due 08/11/00(d)                                       9,400        9,403
Merrill Lynch & Co.
    7.000% due 10/10/00(d)                                       3,000        3,066
Residential Reinsurance
   11.440% due 12/15/08(d)                                       2,500        2,514
Salomon, Inc.
    5.790% due 11/26/97                                          2,000        2,001
    7.000% due 01/20/98                                            250          251
    5.650% due 02/10/98                                            390          390
    8.910% due 02/16/98                                          3,000        3,040
    5.750% due 03/31/98                                          2,000        2,001
    5.888% due 04/05/99(d)                                         500          498
    6.331% due 06/27/01(d)                                       6,800        6,818
    3.650% due 02/14/02(g)                                       2,024        1,968
                                                                         ----------
                                                                            104,907
                                                                         ----------
Industrials 7.8%
Air Canada
    6.300% due 07/31/05(d)                                      12,000       11,310
Amerco, Inc.
    6.800% due 09/18/98                                          6,000        6,031
Centerior Fuel Corp.
    9.200% due 08/02/98                                          1,000        1,000
COFIRI International, Inc.
    6.140% due 10/27/00(d)                                       2,000        1,996
Falcon Drilling, Inc.
    9.750% due 01/15/01                                          2,000        2,125
Merita
    6.163% due 12/01/05(d)                                       1,000        1,000
RJR Nabisco
    8.000% due 07/15/01                                            500          514
TCI Communications, Inc.
    6.359% due 04/03/02(d)                                      11,600       11,620
    6.419% due 03/11/03(d)                                       4,000        4,003
                                                                         ----------
                                                                             39,599
                                                                         ----------
Utilities 2.4%
Beaver Valley Funding Corp.
    8.250% due 06/01/03                                          2,981        3,051
Cleveland Electric Illuminating Co.
    8.170% due 11/30/98                                          1,000        1,019
El Paso Electric Co.
    7.250% due 02/01/99                                          1,000        1,005
Gulf States Utilities
    9.720% due 07/01/98                                          3,059        3,133
North Atlantic Energy
    9.050% due 06/01/02                                          1,308        1,320
Texas Utilities Co.
    6.258% due 05/01/99(d)                                       2,500        2,501
                                                                         ----------
                                                                             12,029
                                                                         ----------
Total Corporate Bonds and Notes                                             156,535
(Cost $155,789)                                                          ----------

-----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.2%
-----------------------------------------------------------------------------------

Treasury Inflation Protected Securities
    3.625% due 07/15/02(g)                                      21,345       21,292
                                                                         ----------
Total U.S. Treasury Obligations                                              21,292
(Cost $21,241)                                                           ----------

-----------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 15.6%
-----------------------------------------------------------------------------------

Collateralized Mortgage Obligations 6.5%
Bank Mart
    7.590% due 03/01/19(d)                                      10,264       10,511
Citicorp Mortgage Securities, Inc.
    8.500% due 06/25/06                                            963          972
    7.634% due 09/25/18(d)                                          90           90
Countrywide
    6.500% due 02/25/24                                            774          773
Donaldson, Lufkin & Jenrette
    7.200% due 10/17/20(d)                                         383          390
Federal National Mortgage Assn.
    7.816% due 04/25/20(d)                                         486          491
Greenwich
    7.285% due 10/25/22(d)                                          47           47
Manufacturers Hanover Corp.
    7.464% due 12/16/25(d)                                       2,344        2,347
PaineWebber Mortgage
    6.557% due 02/25/01(d)                                       2,002        1,994
Prudential Home
    7.050% due 05/25/24(d)                                       1,986        1,995
Red Mountain Funding Corp.
    6.450% due 11/28/27                                          1,630        1,614
Residential Funding
    6.135% due 03/25/18(d)                                       4,175        4,099
Resolution Trust Corp.
    7.588% due 01/25/20(d)                                         890          905
    7.097% due 05/25/21(d)                                          73           73
    6.389% due 09/25/21(d)                                       1,441        1,430
    8.000% due 07/25/24                                          3,343        3,379
    6.525% due 05/25/29(d)                                         792          793
Sears Mortgage Securities
    8.661% due 05/25/32(d)                                          39           39
Structured Asset Securities Corp.
    7.750% due 02/25/28                                          1,437        1,468
                                                                         ----------
                                                                             33,410
                                                                         ----------
Federal Home Loan Mortgage Corporation 1.1%
    6.615% due 07/01/19(d)                                       2,323        2,339
    7.891% due 06/01/22(d)                                       1,010        1,059
    7.870% due 12/01/22(d)                                       1,358        1,428
    8.500% due 04/01/25-06/01/25(f)                                634          664
                                                                         ----------
                                                                              5,490
                                                                         ----------
Federal National Mortgage Association 3.9%
    6.103% due 04/01/18(d)                                         135          135
    6.110% due 05/01/17-05/01/36(d)(f)                           8,912        8,858
    6.113% due 07/01/18(d)                                         727          728
    6.114% due 11/01/18-02/01/31(d)(f)                           8,003        7,972
    6.115% due 08/01/29-11/01/35(d)(f)                           1,245        1,240
    7.288% due 05/01/22(d)                                         802          821
    9.000% due 01/01/99                                             36           36
                                                                         ----------
                                                                             19,790
                                                                         ----------
Government National Mortgage Association 2.6%
    5.500% due 04/20/26-05/20/26(d)(f)                             962          959
    6.000% due 02/20/26-05/20/26(d)(f)                           9,439        9,570
    7.125% due 09/20/22(d)                                       2,871        2,960
                                                                         ----------
                                                                             13,489
                                                                         ----------


                                1997 Semiannual Report See accompanying notes 91

StocksPLUS Fund
September 30, 1997 (Unaudited)

                                                             Principal
                                                                Amount        Value
                                                                (000s)       (000s)
-----------------------------------------------------------------------------------
Other Mortgage-Backed Securities 1.0%
California Federal Savings & Loan
    6.645% due 01/01/19(d)                                $         70   $       69
Fund America
    7.667% due 06/25/23(d)                                         230          235
Great Western Savings & Loan
    6.357% due 01/25/18(d)                                         100           99
Guardian
    7.401% due 01/25/21(d)                                       1,221          839
J.P. Morgan & Co.
    6.756% due 01/25/18(d)                                         861          853
Resolution Trust Corp.
    6.933% due 12/25/23(d)                                          47           47
Structured Asset Securities Corp.
    6.810% due 09/25/36(d)                                       1,605        1,606
Western Federal Savings & Loan
    6.414% due 10/25/18(d)                                         520          516
    6.837% due 03/25/19(d)                                          71           71
    6.614% due 06/25/19(d)                                         656          654
                                                                         ----------
                                                                              4,989
                                                                         ----------
Stripped Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp. (IO)
    7.000% due 08/15/13                                            138            3
   92.576% due 07/15/16                                             95        1,068
Federal National Mortgage Assn. (IO)
    6.000% due 11/25/00                                          1,014           82
    7.000% due 07/25/06                                            642           89
    6.500% due 02/25/21(d)                                       8,037          916
    7.000% due 07/25/21                                          1,418          248
Prudential Home (IO)
    4.299% due 02/25/22                                             17           36
                                                                         ----------
                                                                              2,442
                                                                         ----------
Total Mortgage-Backed Securities                                             79,610
(Cost $78,758)                                                           ----------

-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.7%
-----------------------------------------------------------------------------------

Community Trust Bancorp, Inc.
    6.500% due 09/15/03                                          5,978        6,006
Green Tree Financial Group
    6.420% due 04/15/28                                          5,000        5,040
    6.220% due 02/15/29                                         20,000       20,086
LIBOR-Index Certificates
    6.413% due 08/31/98(d)                                       3,000        3,000
    9.262% due 10/01/03(d)                                       2,500        2,500
Standard Credit Card Master Trust
    8.875% due 09/07/99                                         17,300       17,743
                                                                         ----------
Total Asset-Backed Securities                                                54,375
(Cost $54,196)                                                           ----------

-----------------------------------------------------------------------------------
SOVEREIGN ISSUES 5.0%
-----------------------------------------------------------------------------------

Republic of Argentina
    6.750% due 03/31/05(d)                                      17,376       16,551
Republic of Poland
    6.938% due 10/27/24(d)                                       9,400        9,212
                                                                         ----------
Total Sovereign Issues                                                       25,763
(Cost $24,685)                                                           ----------

-----------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 2.0%
-----------------------------------------------------------------------------------

Commonwealth of Canada
    4.250% due 12/01/26(g)                               C$      5,154        3,872
Commonwealth of New Zealand
    4.500% due 02/15/16(g)                               N$      9,750        6,049
Kingdom of Sweden
   10.250% due 05/05/00                                  SK      1,000          148
                                                                         ----------
Total Foreign Currency-Denominated Issues                                    10,069
(Cost $10,449)                                                           ----------

-----------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 37.8%
-----------------------------------------------------------------------------------

Certificates of Deposit 2.2%
Banco Latino
    6.400% due 03/31/98                                   $      3,100   $    3,099
    6.550% due 04/14/98                                          6,200        6,206
    6.430% due 05/28/98                                          1,900        1,900
                                                                         ----------
                                                                             11,205
                                                                         ----------
Discount Notes 30.7%
Abbott Laboratories
    5.490% due 10/22/97                                          2,100        2,093
American Express Credit
    5.500% due 11/12/97                                         16,600       16,494
Ameritech Corp.
    5.480% due 10/06/97                                          1,000          999
AT&T Capital Corp.
    5.856% due 05/05/98                                         10,900       10,541
Caisse d'Amortissement
    5.500% due 11/12/97                                          6,700        6,657
Canadian Wheat Board
    5.490% due 10/08/97                                            600          599
    5.490% due 11/14/97                                          1,300        1,291
E.I. Du Pont de Nemours
    5.490% due 10/17/97                                          5,100        5,088
Federal Home Loan Mortgage Corp.
    5.500% due 10/10/97                                          4,700        4,694
General Electric Capital Corp.
    5.540% due 10/09/97                                          9,900        9,888
General Motors Acceptance Corp.
    5.520% due 10/08/97                                         16,000       15,983
IBM Credit Corp.
    5.500% due 11/05/97                                         10,300       10,245
    5.500% due 11/19/97                                          6,500        6,451
KFW International Finance, Inc.
    5.480% due 10/20/97                                          2,200        2,194
    5.490% due 11/13/97                                         10,000        9,934
    5.490% due 11/18/97                                          6,600        6,552
National Rural Utilities Cooperative
    5.500% due 10/10/97                                          2,000        1,997
    5.500% due 10/27/97                                          3,300        3,287
    5.510% due 10/28/97                                          1,000          996
    5.500% due 11/06/97                                          8,500        8,453
New Center Asset Trust
    5.500% due 10/06/97                                          5,000        4,996
    5.510% due 11/19/97                                          9,600        9,528
TCI Communications, Inc.
    6.062% due 05/08/98                                          2,300        2,223
Western Australia Treasury Corp.
    5.480% due 11/03/97                                         15,300       15,223
                                                                         ----------
                                                                            156,406
                                                                         ----------
Repurchase Agreements 0.5%
State Street Bank
    5.000% due 10/01/97                                          2,619        2,619
   (Dated 09/30/97. Collateralized by U.S. Treasury                      ----------
   Note 6.250% 08/31/02 valued at $2,676,300.
   Repurchase proceeds are $2,619,364.)

U.S. Treasury Bills (b)(f) 4.4%
    5.357% due 10/01/97-12/11/97                                22,790       22,700
                                                                         ----------
Total Short-Term Instruments                                                192,930
(Cost $192,890)                                                          ----------

Total Investments (a) 106.0%                                             $  540,574
(Cost $538,009)

Other Assets and Liabilities (Net) (6.0%)                                   (30,428)
                                                                         ----------
Net Assets 100.0%                                                        $  510,146
                                                                         ----------


92 PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $     3,360

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (795)
                                                                  -----------

Unrealized appreciation-net                                       $     2,565
                                                                  -----------

(b) Securities with an aggregate market value of $22,700 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                    Unrealized
Type                                             Contracts        Appreciation
------------------------------------------------------------------------------
S&P 500 Index (12/97)                                  802        $      8,159

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                          Principal
                             Amount                                   Unrealized
                            Covered             Expiration         Appreciation/
Type                    by Contract                  Month        (Depreciation)
--------------------------------------------------------------------------------
Sell       C$                 2,128                  11/97     $             (3)
Sell                          2,814                  12/97                    0
Sell       N$                 7,905                  11/97                    6
Sell                          1,668                  12/97                   (9)
Sell       SK                     6                  10/97                    0
Sell                          1,843                  11/97                  (14)
                                                               -----------------
                                                               $            (20)
                                                               =================

(d) Variable Rate Security.  The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       N$ - New Zealand Dollar
       SK - Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 1997:

                                                    Notional          Unrealized
Type                                                  Amount        Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and
pay floating rate based on 1 month LIBOR.

Broker: Morgan Stanley
Exp. 06/30/98                                  $     48,378        $           0

Broker: Deutsche Bank AG London
Exp. 03/31/98                                        51,554                    0

Broker: Lehman Brothers
Exp. 12/31/97                                        34,318                    0
                                                                   -------------
                                                                   $           0
                                                                   =============


                               1997 Semiannual Report See accompanying notes 93

Schedule of Investments

Strategic Balanced Fund
September 30, 1997 (Unaudited)

                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
-----------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 32.1%
-----------------------------------------------------------------------------
Banking and Finance 23.3%
Advanta National Bank
   6.136% due 01/15/99(d)                           $    400         $    397
   5.594% due 01/26/98                                   400              398
   6.019% due 01/30/98(d)                                300              299
Ahmanson (H.F.) & Co.
   6.150% due 03/24/98                                   200              200
AT&T Capital Corp.
   6.070% due 10/24/97                                   300              300
   5.900% due 01/23/98(d)                              1,100            1,100
   6.060% due 02/20/98                                 1,100            1,102
Bear Stearns
   6.050% due 08/25/00(d)                              1,400            1,400
Chrysler Financial Corp.
   5.890% due 07/28/00(d)                                100              100
Ford Motor Credit Corp.
   6.080% due 08/14/00(d)                                100              100
Lehman Brothers, Inc.
   6.540% due 01/05/98                                   500              501
   6.080% due 01/12/99(d)                                942              941
NationsBank Corp.
   7.033% due 02/18/02(d)                                100               98
Okobank
   7.375% due 09/27/49(d)                                500              510
PaineWebber
   7.750% due 10/20/97                                   300              300
Republic New York Corp.
   5.799% due 10/28/02(d)                                100               98
Salomon, Inc.
   5.650% due 02/10/98                                   300              300
   3.650% due 02/14/02(g)                              1,093            1,062
Sparbanken Sverige AB
   7.773% due 10/29/49(d)                                500              507
                                                                    ---------
                                                                        9,713
                                                                    ---------
Industrials 5.1%
Gulf Canada Resources
   9.000% due 08/15/99                                   300              313
RJR Nabisco
   8.625% due 12/01/02                                   100              105
Sequa Corp.
   9.625% due 10/15/99                                   300              312
TCI Communications, Inc.
   6.430% due 03/09/98                                   200              201
   6.355% due 09/11/00(d)                              1,000              997
Telecommunications, Inc.
   9.875% due 04/01/98                                   100              102
USX Corp.
   7.750% due 01/21/98                                   100              101
                                                                    ---------
                                                                        2,131
                                                                    ---------
Utilities 3.7%
Consumers Energy Corp.
   8.750% due 02/15/98                                   200              202
Gulf States Utilities
   9.720% due 07/01/98                                    20               20
Long Island Lighting Co.
   7.625% due 04/15/98                                   300              302
Philadelphia Electric
   6.125% due 10/01/97                                   300              300
Western Massachusetts Electric
   6.875% due 01/01/00                                   700              700
                                                                    ---------
                                                                        1,524
                                                                    ---------
Total Corporate Bonds and Notes                                        13,368
(Cost $13,349)                                                      ---------

-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.5%
-----------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02(g)                                200              200
                                                                    ---------
Total U.S. Treasury Obligations                                           200
(Cost $199)                                                         ---------

-----------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 17.1%
-----------------------------------------------------------------------------

Collateralized Mortgage Obligations 7.3%
Federal Home Loan Mortgage Corp.
   6.600% due 12/15/03                                   300              302
   7.000% due 05/15/23                                   128              126
   6.500% due 08/15/23                                   187              185
   6.500% due 03/15/24                                   138              120
Federal National Mortgage Assn.
   5.750% due 02/25/15                                   200              199
   4.000% due 01/25/22                                   126               99
   5.000% due 04/25/22                                    48               41
   7.000% due 06/25/23                                   227              218
   6.500% due 12/25/23                                   127              114
Residential Funding
   6.750% due 01/25/06                                   988              988
   7.500% due 06/25/27                                   184              187
Resolution Trust Corp.
   7.500% due 08/25/23                                   169              170
Ryland Acceptance Corp.
   8.350% due 12/01/12                                   187              187
Structured Mortgage Asset Residential Trust
   7.875% due 09/25/21                                    78               78
                                                                    ---------
                                                                        3,014
                                                                    ---------
Federal National Mortgage Association 1.2%
   6.110% due 03/01/29(d)                                491              489
                                                                    ---------

Government National Mortgage Association 6.4%
   5.500% due 05/20/27(d)                                493              490
   6.500% due 06/20/27(d)                              1,875            1,909
   7.000% due 01/20/27(d)                                 93               96
   7.125% due 07/20/23(d)                                181              186
                                                                    ---------
                                                                        2,681
                                                                    ---------

Other Mortgage-Backed Securities 0.4%
Guardian
   7.401% due 01/25/21(d)                                244              168
                                                                    ---------

Stripped Mortgage-Backed Securities 1.8%
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/17                                    30               25
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 05/15/04                                   761               64
   7.000% due 02/15/17                                 1,588              116
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/05                                 1,419              231
   6.500% due 09/25/08                                 1,019              119
Federal National Mortgage Assn. (PO)
   0.000% due 11/25/22                                   200              205
                                                                    ---------
                                                                          760
                                                                    ---------
Total Mortgage-Backed Securities                                        7,112
(Cost $6,999)                                                       ---------

-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.5%
-----------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
   6.760% due 02/15/11                                   192              192
First Deposit Master Trust
   5.750% due 06/15/01                                   200              201
Ford Credit Grantor Trust
   5.900% due 05/15/00                                   277              278
Ford Motor Credit Corp.
   6.500% due 11/15/99                                 1,100            1,105
Green Tree Financial Group
   6.420% due 04/15/28                                   300              302
   6.220% due 02/15/29                                   350              352
Premiere Auto Trust
   8.050% due 04/04/00                                 1,900            1,927
                                                                    ---------
Total Asset-Backed Securities                                           4,357
(Cost $4,348)                                                       ---------

-----------------------------------------------------------------------------
SOVEREIGN ISSUES 0.9%
-----------------------------------------------------------------------------

Republic of Argentina
   6.750% due 03/31/05(d)                               384               366
                                                                    ---------
Total Sovereign Issues                                                    366
(Cost $323)                                                         ---------

94 PIMCO Funds See accompanying notes


                                                   Principal
                                                      Amount            Value
                                                      (000s)           (000s)
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 0.2%
--------------------------------------------------------------------------------
Foreign Currency-Denominated Issues 0.2%
Commonwealth of Canada
    4.250% due 12/01/26 (g)                 C      $     103        $      77
                                                                    ---------
Total Foreign Currency-Denominated Issues                                  77
(Cost $69)                                                          =========


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 38.0%
--------------------------------------------------------------------------------

Certificates of Deposit 3.3%
Banco Latino
   6.400% due 03/27/98                             $     300              300
   6.160% due 09/25/98                                 1,100            1,097
                                                                    ---------
                                                                        1,397
                                                                    =========
Discount Notes 29.4%
Canadian Wheat Board
   5.500% due 10/20/97                                 2,600            2,593
   5.490% due 11/18/97                                 1,300            1,290
Ford Motor Credit Corp.
   5.510% due 11/03/97                                   200              199
General Motors Acceptance Corp.
   5.540% due 11/03/97                                   400              398
   5.580% due 11/05/97                                   100              100
KFW International Finance, Inc.
   5.490% due 11/13/97                                 1,100            1,093
National Rural Utilities Cooperative
   5.480% due 10/28/97                                 4,000            3,984
New Center Asset Trust
   5.540% due 12/17/97                                   200              198
Province of British Columbia
   5.500% due 12/12/97                                 2,000            1,978
United Parcel Service Co.
   5.500% due 12/03/97                                   400              396
                                                                    ---------
                                                                       12,229
                                                                    =========

Repurchase Agreements 2.9%
State Street Bank
   5.000% due 10/01/97                                 1,191            1,191
   (Dated 09/30/97. Collateralized by U.S. Treasury                 ---------
   Note 6.250% 08/31/02 valued at $1,216,500.
   Repurchase proceeds are $1,191,165.)


U.S. Treasury Bills 2.4% (b)(f)
   5.145% due 10/02/97-12/11/97                           990             984
                                                                    ---------

Total Short-Term Instruments                                           15,801
(Cost $15,801)                                                      ---------


Total Investments (a) 99.3%                                         $  41,281
(Cost $41,088)

Other Assets and Liabilities (Net) 0.7%                                   285
                                                                    ---------

Net Assets 100.0%                                                   $  41,566
                                                                    =========


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     235

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (42)
                                                                    ---------

Unrealized appreciation-net                                         $     193
                                                                    ---------



(b) Securities with an aggregate market value of $984 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                                         Unrealized
                                                                      Appreciation/
Type                                               Contracts         (Depreciation)
-------------------------------------------------------------------------------------
S&P 500 Index (12/97)                                     44         $        708
U.S. Treasury 5 Year Note (12/97)                         61                   40
U.S. Treasury 10 Year Note (12/97)                        63                   (6)
                                                                     ------------
                                                                     $        742
                                                                     ============

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                            Principal
                               Amount                                 Unrealized
                              Covered             Expiration       Appreciation/
Type                      by Contract                  Month      (Depreciation)
--------------------------------------------------------------------------------
Sell        C$                     94                  12/97         $        0
Sell        SK                    156                  11/97                 (1)
                                                                     ------------
                                                                     $       (1)
                                                                     ============

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       SK - Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 1997:

                                                     Notional        Unrealized
Type                                                   Amount      Appreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and
pay floating rate based on 1 month LIBOR.
Broker:  Lehman Brothers
Exp. 12/31/97                                        $  4,242          $    0





                               1997 Semiannual Report See accompanying notes 95

Notes to Financial Statements

September 30, 1997 (Unaudited)


1. Organization

PIMCO Funds (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust currently consists of 24 separate investment funds (the "Funds"): the Total Return Fund; the Total Return Fund II; the Total Return Fund III; the Total Return Mortgage Fund; the Moderate Duration Fund; the Low Duration Fund; the Low Duration Fund II; the Low Duration Fund III; the Low Duration Mortgage Fund; the Short-Term Fund; the Long-Term U.S. Government Fund; the Real Return Bond Fund; the Foreign Bond Fund; the Global Bond Fund; the Global Bond Fund II; the Emerging Markets Bond Fund; the Emerging Markets Bond Fund II; the High Yield Fund; the Money Market Fund; the StocksPLUS Fund; the StocksPLUS Short Strategy Fund; the Strategic Balanced Fund; the Commercial Mortgage Securities Fund; and the International Bond Fund (available only to private account clients of PIMCO). The annual reports for the Global Bond II and International Bond Funds are provided separately. The Commercial Mortgage Securities, Emerging Markets Bond II and StocksPLUS Short Strategy Funds had not commenced operations as of September 30, 1997. As used in financial statements, "Institutional Classes" refers to the Institutional and Administrative Classes and "Retail Classes" refers to the A, B and C Classes of the Trust.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and ask quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income to the Fund. If the party to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased are amounts of $14,858,917, $2,634,029, $1,357,092, $6,881,438, $282,986,697,
$116,330,102 and $41,854 for the Total Return, Total Return III, Low Duration, Long-Term U.S. Government, Foreign Bond, Global Bond and StocksPLUS Funds, respectively, related to these financing transactions.

96  PIMCO Funds

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

     Stripped mortgage-backed securities (SMBS) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities may be extremely sensitive to changes in interest rates.


Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.


Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.


Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                      1997 Semiannual Report  97

September 30, 1997 (Unaudited)


Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts to manage its exposure to the stock and bond markets or change in interest rates and currency values, or for gaining exposure to markets. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.


Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     For assets and liabilities other than investments in securities, net realized an unrealized gains and losses from foreign currency transactions arise from changes in currency exchange rates.


Swaps. Certain Funds are authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.

     At September 30, 1997, the StocksPLUS and Strategic Balanced Funds were parties to S & P 500 Index swap agreements. The agreements involve the contractual exchange of payments whereby the Funds receive proceeds based on the total return of the S & P 500 Index and pay an amount based on LIBOR. The differential to be paid or received is recognized daily over the life of the agreement. For the period ended September 30, 1997, the Total Return, Low Duration, StocksPLUS and Strategic Balanced Funds had net income of $2,638,875, $1,390,565, $23,722,135 and $812,508, respectively, from swap transactions. These amounts are included in interest income of the Funds.


Delayed-Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

98  PIMCO Funds

     The following securities were subject to outstanding forward sale commitments at September 30, 1997 which are covered by purchased call options (amounts in thousands):


                                 Principal
                                    Amount           Value           Proceeds
-----------------------------------------------------------------------------
Foreign Bond Fund

Government of Japan      JY      1,276,600      $   12,178         $   12,250
Kingdom of Sweden        SK         80,000          11,832             11,666
                                                -----------------------------
                                                $   24,010         $   23,916
                                                =============================

Global Bond Fund

Government of Japan      JY        390,000      $    3,763         $    3,788
Kingdom of Spain         SP        472,800           3,995              3,759
Kingdom of Sweden        SK        200,500          29,016             27,896
                                                -----------------------------
                                                $   36,774         $   35,443
                                                =============================

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.


Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.


3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the StocksPLUS and Strategic Balanced Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.30% for the Global Bond Fund, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for the Retail Classes is charged at an annual rate of 0.35% for the Short-Term and Money Market Funds, 0.45% for the Foreign Bond Fund, 0.50% for the Emerging Markets Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distribution Company ("PFDCO"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFDCO was 0.25% during 1997.

                                                      1997 Semiannual Report  99

September 30, 1997 (Unaudited)


     Pursuant to the Distribution and Servicing Plans adopted by the Retail Classes of the Trust, the Trust compensates PFDCO for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail Classes. The Trust pays PFDCO distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                                                       Effective Rate                                   Allowable Rate
                                        --------------------------------------------------------------------------------------------
                                        Distribution Fee (%)      Servicing Fee (%)     Distribution Fee (%)      Servicing Fee (%)
------------------------------------------------------------------------------------------------------------------------------------

Class A

Money Market Fund                                         --                   0.10                       --                   0.20
All other Funds                                           --                   0.25                       --                   0.25

Class B

All Funds                                               0.75                   0.25                     0.75                   0.25

Class C

Total Return, Long-Term U.S. Gov't,
Foreign Bond, Emerging Markets Bond
and High Yield Funds                                    0.75                   0.25                     0.75                   0.25

Low Duration Fund                                       0.50                   0.25                     0.50                   0.25

Real Return Bond and StocksPLUS Funds                   0.50                   0.25                     0.75                   0.25

Short-Term Fund                                         0.30                   0.25                     0.75                   0.25

Money Market Fund                                         --                   0.10                       --                   0.20


     PFDCO also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 1997, the Funds were informed that PFDCO received $1,202,438 representing commissions (sales charges) and contingent deferred sales charges related to the Retail Classes.


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiclass Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

100  PIMCO Funds

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1997 were as follows (amount in thousands):

                                           U.S. Government/Agency                                     All Other
                                ------------------------------------------------------------------------------------------
                                     Purchases                   Sales                  Purchases                   Sales
--------------------------------------------------------------------------------------------------------------------------
Total Return Fund               $   12,069,472          $   10,598,666             $    1,555,135          $      985,942
Total Return Fund II                   753,424                 860,312                     35,594                  79,083
Total Return Fund III                  206,853                 165,201                     31,699                     730
Total Return Mortgage Fund               8,173                   6,082                      7,048                   6,054
Moderate Duration Fund                  28,677                  21,791                     46,458                   5,613
Low Duration Fund                    3,916,454               3,374,650                     86,040                 282,512
Low Duration Fund II                   348,624                 221,190                     10,505                      10
Low Duration Fund III                   13,662                  10,406                        499                       0
Low Duration Mortgage Fund              14,979                  10,284                      3,376                   3,383
Short-Term Fund                         16,494                  13,729                     71,142                  27,580
Long-Term U.S. Gov't Fund               72,010                  57,027                      7,835                     139
Real Return Bond Fund                   24,428                  17,011                     11,594                  11,588
Foreign Bond Fund                       14,054                   1,135                    788,751                 751,833
Global Bond Fund                        35,622                  11,004                    837,612                 871,647
Emerging Markets Bond Fund                   0                       0                      6,217                   2,825
High Yield Fund                              0                       0                    589,016                 200,334
StocksPLUS Fund                         41,972                   9,377                    202,959                  35,726
Strategic Balanced Fund                  2,878                   1,000                     18,327                   2,125


5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amount in thousands):

                             Total Return    Total Return II     Total Return III       Low Duration   Low Duration II
                       -----------------------------------------------------------------------------------------------
                       -------------------------------------------- Premium ------------------------------------------
Balance at 3/31/97            $    30,218         $    1,531           $    1,073         $    3,711          $    287
Sales                               8,810                  0                    0                  0                 0
Closing Buys                            0                  0                    0                  0                 0
Expirations                       (29,786)            (1,531)              (1,073)            (3,711)             (287)
Exercised                          (3,228)                 0                    0                  0                 0
                       -----------------------------------------------------------------------------------------------
Balance at 9/30/97            $     6,014         $        0           $        0         $        0          $      0
                       ===============================================================================================

                                                                                                 Emerging
                        Long-Term U.S. Gov't         Foreign Bond         Global Bond        Markets Bond
                       ----------------------------------------------------------------------------------
                       ------------------------------------- Premium ------------------------------------
Balance at 3/31/97               $        34          $         0          $        0          $        0
Sales                                      0                   12                  12                   4
Closing Buys                             (34)                   0                   0                   0
Expirations                                0                    0                   0                   0
Exercised                                  0                    0                   0                   0
                       ----------------------------------------------------------------------------------
Balance at 9/30/97               $         0          $        12          $       12          $        4
                       ==================================================================================

                                                     1997 Semiannual Report  101

September 30, 1997(Unaudited)


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                       Total Return Fund
                                     ---------------------------------------------------
                                        Period Ended 9/30/97          Year Ended 3/31/97
                                        Shares        Amount          Shares      Amount
                                     ---------------------------------------------------
Receipts for shares sold

  Institutional Class                  233,249    $2,458,153         358,561  $3,709,839
------------------------------------  --------------------------------------------------
  Administrative Class                   8,849        93,312          12,842     132,504
------------------------------------  --------------------------------------------------
  Class A                               12,957       136,897           3,360      35,013
------------------------------------  --------------------------------------------------
  Class B                                3,225        34,079           1,002      10,459
------------------------------------  --------------------------------------------------
  Class C                                4,584        48,412           1,329      13,775
------------------------------------  --------------------------------------------------

Shares issued in reorganization

  Class A                                    0             0           8,630      90,184
------------------------------------  --------------------------------------------------
  Class B                                    0             0           6,410      66,992
------------------------------------  --------------------------------------------------
  Class C                                    0             0          32,743     342,162
------------------------------------  --------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                    32,022      338,693          58,681     606,425
------------------------------------  --------------------------------------------------
  Administrative Class                      508        5,373             820       8,479
------------------------------------  --------------------------------------------------
  Class A                                   413        4,376              88         900
------------------------------------  --------------------------------------------------
  Class B                                   144        1,529              49         513
------------------------------------  --------------------------------------------------
  Class C                                   536        5,668             223       2,316
------------------------------------  --------------------------------------------------

Cost of shares redeemed

  Institutional Class                  (168,064)  (1,780,010)       (193,748) (2,001,935)
------------------------------------  --------------------------------------------------
  Administrative Class                   (2,814)     (29,650)         (9,113)    (94,080)
------------------------------------  --------------------------------------------------
  Class A                                (2,164)     (22,843)           (810)     (8,458)
------------------------------------  --------------------------------------------------
  Class B                                  (599)      (6,310)           (244)     (2,564)
------------------------------------  --------------------------------------------------
  Class C                                (5,188)     (54,631)         (2,256)    (23,590)
------------------------------------  --------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions              117,658   $1,233,048         278,567  $2,888,934
------------------------------------  --------------------------------------------------

                                                      Total Return Fund II
                                       -------------------------------------------------
                                        Period Ended 9/30/97          Year Ended 3/31/97
                                        Shares        Amount          Shares      Amount
------------------------------------  --------------------------------------------------
Receipts for shares sold

  Institutional Class                   11,643    $  117,957           8,952   $  88,832
------------------------------------  --------------------------------------------------
  Administrative Class                     416         4,203             184       1,824
------------------------------------  --------------------------------------------------
  Class A                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class B                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class C                                   0              0               0           0
------------------------------------  --------------------------------------------------

Shares issued in reorganization

  Class A                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class B                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class C                                   0              0               0           0
------------------------------------  --------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                   1,207         12,193           2,871      28,378
------------------------------------  --------------------------------------------------
  Administrative Class                     20            201              28         273
------------------------------------  --------------------------------------------------
  Class A                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class B                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class C                                   0              0               0           0
------------------------------------  --------------------------------------------------

Cost of shares redeemed

  Institutional Class                 (23,478)      (237,696)         (9,278)    (90,902)
------------------------------------  --------------------------------------------------
  Administrative Class                    (93)          (946)             (9)        (93)
------------------------------------  --------------------------------------------------
  Class A                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class B                                   0              0               0           0
------------------------------------  --------------------------------------------------
  Class C                                   0              0               0           0
------------------------------------  --------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions            (10,285)  $   (104,088)          2,748 $    28,312
------------------------------------  --------------------------------------------------


                                                     Total Return Fund III
                                       -------------------------------------------------
                                        Period Ended 9/30/97          Year Ended 3/31/97
                                        Shares        Amount          Shares      Amount
------------------------------------  --------------------------------------------------
Receipts for shares sold

  Institutional Class                    9,775    $   92,231           6,069   $  56,444
------------------------------------  --------------------------------------------------
  Administrative Class                      14           125               0           0
------------------------------------  --------------------------------------------------
  Class A                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class B                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class C                                    0             0               0           0
------------------------------------  --------------------------------------------------

Shares issued in reorganization

  Class A                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class B                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class C                                    0             0               0           0
------------------------------------  --------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                      713         6,725           1,127      10,374
------------------------------------  --------------------------------------------------
  Administrative Class                       0             0               0           0
------------------------------------  --------------------------------------------------
  Class A                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class B                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class C                                    0             0               0           0
------------------------------------  --------------------------------------------------

Cost of shares redeemed

  Institutional Class                     (917)       (8,479)         (1,649)    (15,338)
------------------------------------  --------------------------------------------------
  Administrative Class                       0            (3)              0           0
------------------------------------  --------------------------------------------------
  Class A                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class B                                    0             0               0           0
------------------------------------  --------------------------------------------------
  Class C                                    0             0               0           0
------------------------------------  --------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions                9,585   $   90,599           5,547   $  51,480
------------------------------------  --------------------------------------------------

                                                                                                   Low Duration
                                                  Low Duration Fund III                           Mortgage Fund
                                     -----------------------------------------------------  ------------------------
                                        Period Ended 9/30/97          Period Ended 3/31/97     Period Ended 9/30/97
                                        Shares        Amount          Shares        Amount     Shares        Amount
                                     -----------------------------------------------------  ------------------------
Receipts for shares sold

 Institutional Class                       175    $   1,750            1,000     $  10,000          330     $  3,300
-----------------------------------  -----------------------------------------------------  ------------------------
 Administrative Class                        0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class A                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class B                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class C                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------

Shares issued in reorganization

 Class A                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class B                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class C                                     0            0                0             0          0            0
-----------------------------------  -----------------------------------------------------  ------------------------

Issued as reinvestment of distributions

 Institutional Class                        35          347               15           149         3            31
-----------------------------------  -----------------------------------------------------  ------------------------
 Administrative Class                       0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class A                                    0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class B                                    0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
 Class C                                    0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------

Cost of shares redeemed

  Institutional Class                       0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
  Administrative Class                      0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
  Class A                                   0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
  Class B                                   0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
  Class C                                   0             0                0             0         0             0
-----------------------------------  -----------------------------------------------------  ------------------------
Net increase(decrease) resulting from
 Fund share transactions                  210     $   2,097            1,015     $  10,149       333      $   3,331
-----------------------------------  -----------------------------------------------------  ------------------------


                                                 Short-Term Fund
                                      --------------------------------------------------
                                        Period Ended 9/30/97          Year Ended 3/31/97
                                        Shares        Amount          Shares      Amount
                                      --------------------------------------------------
Receipts for shares sold

 Institutional Class                    15,309 $    153,726           18,060 $   180,257
-----------------------------------   --------------------------------------------------
 Administrative Class                      412        4,147              867       8,640
-----------------------------------   --------------------------------------------------
 Class A                                 1,028       10,316              441       4,435
-----------------------------------   --------------------------------------------------
 Class B                                    67          674               19         197
-----------------------------------   --------------------------------------------------
 Class C                                   398        3,995              140       1,403
-----------------------------------   --------------------------------------------------

Shares issued in reorganization

 Class A                                     0            0                0           0
-----------------------------------   --------------------------------------------------
 Class B                                     0            0                0           0
-----------------------------------   --------------------------------------------------
 Class C                                     0            0                0           0
-----------------------------------   --------------------------------------------------

Issued as reinvestment of distributions

 Institutional Class                       440        4,419              625       6,243
-----------------------------------   --------------------------------------------------
 Administrative Class                        1           14                1          15
-----------------------------------   --------------------------------------------------
 Class A                                    15          156                1           5
-----------------------------------   --------------------------------------------------
 Class B                                     1            6                0           1
-----------------------------------   --------------------------------------------------
 Class C                                     6           57                0           4
-----------------------------------   --------------------------------------------------

Cost of shares redeemed

  Institutional Class                  (14,271)    (143,369)         (13,294)   (132,676)
-----------------------------------   --------------------------------------------------
  Administrative Class                    (401)      (4,021)            (820)     (8,162)
-----------------------------------   --------------------------------------------------
  Class A                                 (547)      (5,496)            (189)     (1,898)
-----------------------------------   --------------------------------------------------
  Class B                                  (19)        (188)              (8)        (83)
-----------------------------------   --------------------------------------------------
  Class C                                 (170)      (1,709)              (4)        (44)
-----------------------------------   --------------------------------------------------
Net increase(decrease) resulting from
 Fund share transactions                  2,269  $    22,727           5,839   $  58,337
-----------------------------------   --------------------------------------------------

102  PIMCO Funds

                                            Total Return
                                            Mortgage Fund                              Moderate Duration Fund
                                       -----------------------           -------------------------------------------------
                                         Period Ended 9/30/97              Period Ended 9/30/97      Period Ended 3/31/97
                                         Shares        Amount              Shares        Amount      Shares        Amount
                                       -----------------------           -------------------------------------------------
Receipts for shares sold

  Institutional Class                       331     $   3,315               6,023     $  59,993       1,374     $  13,681
---------------------------------      -----------------------           -------------------------------------------------
  Administrative Class                        0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class A                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class B                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class C                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------

Shares issued in reorganization

  Class A                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class B                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class C                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                         4            36                 150         1,499          16           159
---------------------------------      -----------------------           -------------------------------------------------
  Administrative Class                        0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class A                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class B                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class C                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------

Cost of shares redeemed

  Institutional Class                         0             0                (326)       (3,268)        (21)         (207)
---------------------------------      -----------------------           -------------------------------------------------
  Administrative Class                        0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class A                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class B                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
  Class C                                     0             0                   0             0           0             0
---------------------------------      -----------------------           -------------------------------------------------
Net increase (decrease) resulting
   from Fund share transactions             335     $   3,351               5,847     $  58,224       1,369     $  13,633
---------------------------------      -----------------------           -------------------------------------------------

                                                        Low Duration Fund
                                        --------------------------------------------------
                                           Period Ended 9/30/97        Year Ended 3/31/97
                                           Shares        Amount      Shares        Amount
                                        --------------------------------------------------
Receipts for shares sold

  Institutional Class                      73,550     $ 744,927     139,451    $1,394,715
-------------------------------------   --------------------------------------------------
  Administrative Class                      1,050        10,591       2,251        22,564
-------------------------------------   --------------------------------------------------
  Class A                                  10,550       106,951       2,135        21,468
-------------------------------------   --------------------------------------------------
  Class B                                     485         4,916         178         1,783
-------------------------------------   --------------------------------------------------
  Class C                                   3,158        31,965       1,581        15,897
-------------------------------------   --------------------------------------------------

Shares issued in reorganization

  Class A                                       0             0       5,364        53,912
-------------------------------------   --------------------------------------------------
  Class B                                       0             0         454         4,564
-------------------------------------   --------------------------------------------------
  Class C                                       0             0       6,149        61,795
-------------------------------------   --------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                       7,054        71,486      15,036       149,996
-------------------------------------   --------------------------------------------------
  Administrative Class                         77           781          52           518
-------------------------------------   --------------------------------------------------
  Class A                                     170         1,717          61           615
-------------------------------------   --------------------------------------------------
  Class B                                      11           114           3            33
-------------------------------------   --------------------------------------------------
  Class C                                     117         1,186          49           495
-------------------------------------   --------------------------------------------------

Cost of shares redeemed

  Institutional Class                     (86,483)     (874,976)   (143,424)   (1,432,178)
-------------------------------------   --------------------------------------------------
  Administrative Class                       (912)       (9,218)       (197)       (1,971)
-------------------------------------   --------------------------------------------------
  Class A                                  (9,587)      (97,161)     (1,615)      (16,266)
-------------------------------------   --------------------------------------------------
  Class B                                    (195)       (1,977)       (104)       (1,047)
-------------------------------------   --------------------------------------------------
  Class C                                  (3,799)      (38,387)     (1,407)      (14,179)
-------------------------------------   --------------------------------------------------
Net increase (decrease) resulting
   from Fund share transactions            (4,754)    $ (47,085)     26,017    $  262,714
-------------------------------------   --------------------------------------------------

                                                      Low Duration Fund II
                                        -------------------------------------------------
                                          Period Ended 9/30/97        Year Ended 3/31/97
                                          Shares        Amount      Shares        Amount
                                        -------------------------------------------------
Receipts for shares sold

  Institutional Class                      8,445     $  83,817      14,219     $ 139,963
-------------------------------------   -------------------------------------------------
  Administrative Class                         0             0           0             0
-------------------------------------   -------------------------------------------------
  Class A                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class B                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class C                                      0             0           0             0
-------------------------------------   -------------------------------------------------

Shares issued in reorganization

  Class A                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class B                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class C                                      0             0           0             0
-------------------------------------   -------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                        964         9,569       1,612        15,824
-------------------------------------   -------------------------------------------------
  Administrative Class                         0             0           0             0
-------------------------------------   -------------------------------------------------
  Class A                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class B                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class C                                      0             0           0             0
-------------------------------------   -------------------------------------------------

Cost of shares redeemed

  Institutional Class                    (11,245)     (111,764)     (7,059)      (69,105)
-------------------------------------   -------------------------------------------------
  Administrative Class                         0             0           0             0
-------------------------------------   -------------------------------------------------
  Class A                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class B                                      0             0           0             0
-------------------------------------   -------------------------------------------------
  Class C                                      0             0           0             0
-------------------------------------   -------------------------------------------------
Net increase (decrease) resulting
   from Fund share transactions           (1,836)    $ (18,378)      8,772     $  86,682
-------------------------------------   -------------------------------------------------

                                                      Long-Term U.S. Gov't Fund
                                          -------------------------------------------------
                                            Period Ended 9/30/97        Year Ended 3/31/97
                                            Shares        Amount      Shares        Amount
                                          -------------------------------------------------
Receipts for shares sold

  Institutional Class                        3,103     $  30,755         712      $  6,985
---------------------------------------   -------------------------------------------------
  Administrative Class                         328         3,326           0             0
---------------------------------------   -------------------------------------------------
  Class A                                      166         1,635         128         1,237
---------------------------------------   -------------------------------------------------
  Class B                                      154         1,508          48           469
---------------------------------------   -------------------------------------------------
  Class C                                      131         1,288          29           281
---------------------------------------   -------------------------------------------------

Shares issued in reorganization

  Class A                                        0             0           0             0
---------------------------------------   -------------------------------------------------
  Class B                                        0             0           0             0
---------------------------------------   -------------------------------------------------
  Class C                                        0             0           0             0
---------------------------------------   -------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                           69           683         215         2,113
---------------------------------------   -------------------------------------------------
  Administrative Class                           0             0           0             0
---------------------------------------   -------------------------------------------------
  Class A                                        2            23           0             1
---------------------------------------   -------------------------------------------------
  Class B                                        2            20           0             1
---------------------------------------   -------------------------------------------------
  Class C                                        1            14           0             1
---------------------------------------   -------------------------------------------------

Cost of shares redeemed

  Institutional Class                       (1,866)      (18,752)     (2,062)      (20,121)
---------------------------------------   -------------------------------------------------
  Administrative Class                           0             0           0             0
---------------------------------------   -------------------------------------------------
  Class A                                      (28)         (285)          0             0
---------------------------------------   -------------------------------------------------
  Class B                                       (7)          (72)          0             0
---------------------------------------   -------------------------------------------------
  Class C                                      (14)         (137)          0            (1)
---------------------------------------   -------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions                   2,041     $  20,006        (930)     $ (9,034)
---------------------------------------   -------------------------------------------------

                                                       Real Return Bond Fund
                                          -------------------------------------------------
                                            Period Ended 9/30/97      Period Ended 3/31/97
                                            Shares        Amount      Shares        Amount
                                          -------------------------------------------------
Receipts for shares sold

  Institutional Class                           29      $    278         564      $  5,636
---------------------------------------   -------------------------------------------------
  Administrative Class                           0             0           0             0
---------------------------------------   -------------------------------------------------
  Class A                                       66           653           0             0
---------------------------------------   -------------------------------------------------
  Class B                                       61           609          51           514
---------------------------------------   -------------------------------------------------
  Class C                                       66           659          15           149
---------------------------------------   -------------------------------------------------

Shares issued in reorganization

  Class A                                        0             0           0             0
---------------------------------------   -------------------------------------------------
  Class B                                        0             0           0             0
---------------------------------------   -------------------------------------------------
  Class C                                        0             0           0             0
---------------------------------------   -------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                           14           142           4            45
---------------------------------------   -------------------------------------------------
  Administrative Class                           0             0           0             0
---------------------------------------   -------------------------------------------------
  Class A                                        1             9           0             0
---------------------------------------   -------------------------------------------------
  Class B                                        1            11           0             1
---------------------------------------   -------------------------------------------------
  Class C                                        1             9           0             0
---------------------------------------   -------------------------------------------------

Cost of shares redeemed

  Institutional Class                            0             0           0             0
---------------------------------------   -------------------------------------------------
  Administrative Class                           0             0           0             0
---------------------------------------   -------------------------------------------------
  Class A                                       (1)          (10)          0             0
---------------------------------------   -------------------------------------------------
  Class B                                      (21)         (205)          0             0
---------------------------------------   -------------------------------------------------
  Class C                                      (31)         (310)          0             0
---------------------------------------   -------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions                     186      $  1,845         634      $  6,345
---------------------------------------   -------------------------------------------------

                                                        Foreign Bond Fund
                                         ------------------------------------------------
                                          Period Ended 9/30/97        Year Ended 3/31/97
                                          Shares        Amount      Shares        Amount
                                         ------------------------------------------------
Receipts for shares sold

  Institutional Class                      8,893     $  94,893      14,462     $ 155,503
---------------------------------------  ------------------------------------------------
  Administrative Class                        20           207           3            30
---------------------------------------  ------------------------------------------------
  Class A                                    242         2,582          69           715
---------------------------------------  ------------------------------------------------
  Class B                                    475         5,076         117         1,236
---------------------------------------  ------------------------------------------------
  Class C                                    729         7,773         172         1,809
---------------------------------------  ------------------------------------------------

Shares issued in reorganization

  Class A                                      0             0           0             0
---------------------------------------  ------------------------------------------------
  Class B                                      0             0           0             0
---------------------------------------  ------------------------------------------------
  Class C                                      0             0           0             0
---------------------------------------  ------------------------------------------------

Issued as reinvestment
of distributions

  Institutional Class                        399         4,266       2,246        23,548
---------------------------------------  ------------------------------------------------
  Administrative Class                         0             3           0             0
---------------------------------------  ------------------------------------------------
  Class A                                      3            36           0             1
---------------------------------------  ------------------------------------------------
  Class B                                      4            45           0             2
---------------------------------------  ------------------------------------------------
  Class C                                      7            81           0             3
---------------------------------------  ------------------------------------------------

Cost of shares redeemed

  Institutional Class                     (3,164)      (33,534)    (18,761)     (205,567)
---------------------------------------  ------------------------------------------------
  Administrative Class                        (1)           (9)          0             0
---------------------------------------  ------------------------------------------------
  Class A                                    (10)         (103)         (1)           (6)
---------------------------------------  ------------------------------------------------
  Class B                                    (27)         (290)          0             0
---------------------------------------  ------------------------------------------------
  Class C                                    (29)         (312)          0            (2)
---------------------------------------  ------------------------------------------------
Net increase(decrease) resulting from
   Fund share transactions                 7,541     $  80,714      (1,693)    $ (22,728)
---------------------------------------  ------------------------------------------------

                                                     1997 Semiannual Report  103

September 30, 1997 (Unaudited)


                                                                                              Emerging Markets
                                                      Global Bond Fund                           Bond Fund
                                     ---------------------------------------------------  ------------------------
                                         Period Ended 9/30/97    Year Ended 3/31/97         Period Ended 9/30/97
                                         Shares      Amount      Shares      Amount          Shares      Amount
Receipts for shares sold
   Institutional Class                   6,038     $ 60,200       8,566     $ 87,843          340       $ 3,400
-----------------------------------  ---------------------------------------------------  ------------------------
   Administrative Class                  1,122       11,235          60          632            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class A                                   0            0           0            0           16           155
-----------------------------------  ---------------------------------------------------  ------------------------
   Class B                                   0            0           0            0            6            57
-----------------------------------  ---------------------------------------------------  ------------------------
   Class C                                   0            0           0            0            8            78
-----------------------------------  ---------------------------------------------------  ------------------------

Shares issued in reorganization
   Class A                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class B                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class C                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------

Issued as reinvestment of distributions
   Institutional Class                     411        4,100       1,227       12,695            4            39
-----------------------------------  ---------------------------------------------------  ------------------------
   Administrative Class                     10           96           2           17            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class A                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class B                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class C                                   0            0           0            0            0             1
-----------------------------------  ---------------------------------------------------  ------------------------

Cost of shares redeemed
   Institutional Class                  (1,624)     (16,032)     (1,227)     (12,625)           0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Administrative Class                 (1,111)     (10,939)        (27)        (273)           0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class A                                   0            0           0            0           (1)          (13)
-----------------------------------  ---------------------------------------------------  ------------------------
   Class B                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
   Class C                                   0            0           0            0            0             0
-----------------------------------  ---------------------------------------------------  ------------------------
Net increase (decrease) resulting
   from Fund share transactions          4,846     $ 48,660       8,601    $  88,289          373        $3,717
-----------------------------------  ---------------------------------------------------  ------------------------


                                                              High Yield Fund
                                           ---------------------------------------------------------
                                                Period Ended 9/30/97       Year Ended 3/31/97
                                                 Shares      Amount        Shares      Amount
Receipts for shares sold
   Institutional Class                           34,342     $393,380       37,480      $414,058
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                           1,168       13,450        1,323        14,665
-----------------------------------------  ---------------------------------------------------------
   Class A                                        2,248       25,619          480         5,390
-----------------------------------------  ---------------------------------------------------------
   Class B                                        3,618       41,404        1,083        12,160
-----------------------------------------  ---------------------------------------------------------
   Class C                                        4,127       47,099        1,380        15,420
-----------------------------------------  ---------------------------------------------------------

Shares issued in reorganization
-----------------------------------------  ---------------------------------------------------------
   Class A                                            0            0        2,634        29,527
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0        4,447        49,852
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0       18,228       204,339
-----------------------------------------  ---------------------------------------------------------

Issued as reinvestment of distributions
   Institutional Class                            3,015       34,541        6,306        69,870
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                              38          441           31           353
-----------------------------------------  ---------------------------------------------------------
   Class A                                           86          982           25           271
-----------------------------------------  ---------------------------------------------------------
   Class B                                          130        1,490           37           412
-----------------------------------------  ---------------------------------------------------------
   Class C                                          453        5,186          163         1,819
-----------------------------------------  ---------------------------------------------------------

Cost of shares redeemed
   Institutional Class                          (11,420)    (127,621)     (25,767)     (286,865)
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                            (118)      (1,348)        (506)       (5,554)
-----------------------------------------  ---------------------------------------------------------
   Class A                                         (696)      (7,877)        (537)       (6,044)
-----------------------------------------  ---------------------------------------------------------
   Class B                                         (518)      (5,898)        (136)       (1,524)
-----------------------------------------  ---------------------------------------------------------
   Class C                                       (2,178)     (24,723)      (1,272)      (14,308)
-----------------------------------------  ---------------------------------------------------------
Net increase (decrease) resulting from
   Fund share transactions                       34,295     $396,125       45,399      $503,841
-----------------------------------------  ---------------------------------------------------------

                                                               Money Market Fund
                                           ---------------------------------------------------------
                                                Period Ended 9/30/97       Year Ended 3/31/97
                                                 Shares      Amount        Shares      Amount
Receipts for shares sold
   Institutional Class                           59,441  $    59,441       48,817     $  48,817
 -----------------------------------------  ---------------------------------------------------------
   Administrative Class                             646          646            8             8
-----------------------------------------  ---------------------------------------------------------
   Class A                                      809,718      809,718      303,692       303,692
-----------------------------------------  ---------------------------------------------------------
   Class B                                        6,460        6,460        3,657         3,657
-----------------------------------------  ---------------------------------------------------------
   Class C                                      542,673      542,673      262,815       262,815
-----------------------------------------  ---------------------------------------------------------

Shares issued in reorganization
   Class A                                            0            0       14,653        14,653
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0        2,499         2,499
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0       52,050        52,050
-----------------------------------------  ---------------------------------------------------------

Issued as reinvestment of distributions
   Institutional Class                              749          749        1,077         1,077
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                               0            0            1             1
-----------------------------------------  ---------------------------------------------------------
   Class A                                          458          458          192           192
-----------------------------------------  ---------------------------------------------------------
   Class B                                           46           46           15            15
-----------------------------------------  ---------------------------------------------------------
   Class C                                        1,201        1,201          605           605
-----------------------------------------  ---------------------------------------------------------

Cost of shares redeemed
   Institutional Class                          (46,048)     (46,048)     (52,332)      (52,332)
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                             (13)         (13)          (7)           (7)
-----------------------------------------  ---------------------------------------------------------
   Class A                                     (809,074)    (809,074)    (274,948)     (274,948)
-----------------------------------------  ---------------------------------------------------------
   Class B                                       (7,065)      (7,065)      (3,028)       (3,028)
-----------------------------------------  ---------------------------------------------------------
   Class C                                     (569,571)    (569,571)    (230,072)     (230,072)
-----------------------------------------  ---------------------------------------------------------
Net increase (decrease) resulting from
   Fund share transactions                      (10,379) $   (10,379)     129,694     $ 129,694
-----------------------------------------  ---------------------------------------------------------

                                                               StocksPLUS Fund
                                           ---------------------------------------------------------
                                                 Period Ended 9/30/97       Year Ended 3/31/97
                                                 Shares      Amount        Shares      Amount
Receipts for shares sold
   Institutional Class                           10,745    $ 143,556        7,685     $  91,156
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                              22          295           64           746
-----------------------------------------  ---------------------------------------------------------
   Class A                                        2,092       27,945          515         6,245
-----------------------------------------  ---------------------------------------------------------
   Class B                                        2,484       33,288          720         8,743
-----------------------------------------  ---------------------------------------------------------
   Class C                                        3,032       40,503        1,276        15,506
-----------------------------------------  ---------------------------------------------------------

Shares issued in reorganization
   Class A                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------

Issued as reinvestment of distributions
   Institutional Class                              583        8,121        2,419        28,060
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                               2           22            1             8
-----------------------------------------  ---------------------------------------------------------
   Class A                                           40          556            5            64
-----------------------------------------  ---------------------------------------------------------
   Class B                                           46          655            7            86
-----------------------------------------  ---------------------------------------------------------
   Class C                                           59          810           13           156
-----------------------------------------  ---------------------------------------------------------

Cost of shares redeemed
   Institutional Class                           (5,250)     (72,360)      (3,137)      (36,460)
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                              (3)         (45)          (5)          (58)
-----------------------------------------  ---------------------------------------------------------
   Class A                                         (204)      (2,744)         (15)         (182)
-----------------------------------------  ---------------------------------------------------------
   Class B                                          (98)      (1,343)          (3)          (33)
-----------------------------------------  ---------------------------------------------------------
   Class C                                         (422)      (5,672)        (306)       (3,565)
-----------------------------------------  ---------------------------------------------------------
Net increase (decrease) resulting from
   Fund share transactions                       13,128    $ 173,587        9,239      $110,472
-----------------------------------------  ---------------------------------------------------------

                                                           Strategic Balanced Fund
                                           ---------------------------------------------------------
                                                Period Ended 9/30/97      Period Ended 3/31/97
                                                 Shares      Amount        Shares      Amount
Receipts for shares sold
   Institutional Class                            2,462    $  29,225        1,003     $  10,032
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                               0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class A                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------

Shares issued in reorganization
   Class A                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------

Issued as reinvestment of distributions
   Institutional Class                                1           12            0             3
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                               0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class A                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------

Cost of shares redeemed
   Institutional Class                              (15)        (181)           0             0
-----------------------------------------  ---------------------------------------------------------
   Administrative Class                               0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class A                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class B                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
   Class C                                            0            0            0             0
-----------------------------------------  ---------------------------------------------------------
Net increase (decrease) resulting from
   Fund share transactions                        2,448    $  29,056        1,003     $  10,035
-----------------------------------------  ---------------------------------------------------------


104   PIMCO Funds

7.  Retail Class Summaries

The following amounts relate to items accumulated in the Statement of Assets and Liabilities, the Statement of Operations and the Statement of Changes in Net Assets (amounts in thousands):

                                              Total              Low      Short-Term           Long-Term      Real Return
For the period ended 9/30/97            Return Fund    Duration Fund            Fund     U.S. Gov't Fund        Bond Fund
                                     --------------------------------------------------------------------------------------
Shares Issued and Outstanding
   Class A                                   22,472            7,078             750                 268               66
---------------------------------------------------------------------------------------------------------------------------
   Class B                                    9,988              832              60                 197               93
---------------------------------------------------------------------------------------------------------------------------
   Class C                                   31,971            5,848             369                 148               51
---------------------------------------------------------------------------------------------------------------------------
                                             64,431           13,758           1,179                 613              210
                                     ======================================================================================
Distribution and Servicing Fees
   Class A                           $          219    $          80    $          9    $              2    $           1
---------------------------------------------------------------------------------------------------------------------------
   Class B                                      440               33               1                   5                4
---------------------------------------------------------------------------------------------------------------------------
   Class C                                    1,672              221               7                   5                2
---------------------------------------------------------------------------------------------------------------------------
                                     $        2,331    $         334    $         17    $             12    $           7
                                     ======================================================================================
Distributions to Shareholders
   From net investment income
   Class A                           $        4,971    $       1,801    $        174    $             54    $           9
---------------------------------------------------------------------------------------------------------------------------
   Class B                                    2,177              166               9                  27               16
---------------------------------------------------------------------------------------------------------------------------
   Class C                                    8,363            1,557              68                  21                9
---------------------------------------------------------------------------------------------------------------------------
                                     $       15,511    $       3,524    $        251    $            102    $          34
                                     ======================================================================================

                                                            Emerging
                                            Foreign          Markets      High Yield               Money       StocksPLUS
For the period ended 9/30/97              Bond Fund        Bond Fund            Fund         Market Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
Shares Issued and Outstanding
   Class A                                      304               14           4,239              44,690            2,433
---------------------------------------------------------------------------------------------------------------------------
   Class B                                      570                6           8,661               2,585            3,156
---------------------------------------------------------------------------------------------------------------------------
   Class C                                      878                8          20,901              59,701            3,652
---------------------------------------------------------------------------------------------------------------------------
                                              1,752               28          33,801             106,976            9,241
                                     ======================================================================================
Distribution and Servicing Fees
   Class A                           $            2    $           0    $         46    $             15    $          24
---------------------------------------------------------------------------------------------------------------------------
   Class B                                       16                0             384                  13              127
---------------------------------------------------------------------------------------------------------------------------
   Class C                                       27                0           1,111                  31              120
---------------------------------------------------------------------------------------------------------------------------
                                     $           45    $           0    $      1,541    $             59    $         271
                                     ======================================================================================
Distributions to Shareholders
   From net investment income
   Class A                           $           40    $           1    $      1,561    $            754    $         594
---------------------------------------------------------------------------------------------------------------------------
   Class B                                       56                0           2,954                  56              678
---------------------------------------------------------------------------------------------------------------------------
   Class C                                       88                0           8,564               1,537              849
---------------------------------------------------------------------------------------------------------------------------
                                     $          184    $           1    $     13,079    $          2,347    $       2,121
                                     ======================================================================================

                                              Total              Low      Short-Term           Long-Term      Real Return
For the period ended 3/31/97            Return Fund    Duration Fund            Fund     U.S. Gov't Fund        Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
   From net investment income
   Class A                           $        1,116    $         618    $         10    $             10    $           0
---------------------------------------------------------------------------------------------------------------------------
   Class B                                      717               48               1                   2                1
---------------------------------------------------------------------------------------------------------------------------
   Class C                                    3,419              636               4                   1                0
---------------------------------------------------------------------------------------------------------------------------
                                              5,252            1,302              15                  13                1
                                     ======================================================================================
   In excess of net investment income
   Class A                                       28               18               0                   0                0
---------------------------------------------------------------------------------------------------------------------------
   Class B                                       18                1               0                   0                0
---------------------------------------------------------------------------------------------------------------------------
   Class C                                       85               19               0                   0                0
---------------------------------------------------------------------------------------------------------------------------
                                     $          131    $          38    $          0    $              0    $           0
                                     ======================================================================================

                                            Foreign       High Yield           Money          StocksPLUS
For the period ended 3/31/97              Bond Fund             Fund     Market Fund                Fund
                                     -------------------------------------------------------------------
Distributions to Shareholders
   From net investment income
   Class A                           $            1    $         502    $        263    $             70
--------------------------------------------------------------------------------------------------------
   Class B                                        2              820              16                  93
--------------------------------------------------------------------------------------------------------
   Class C                                        3            3,086             617                 161
--------------------------------------------------------------------------------------------------------
                                     $            6    $       4,408    $        896    $            324
                                     ===================================================================

                                                     1997 Semiannual Report  105

September 30, 1997 (Unaudited)


8. Reorganization

Each Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. (amounts in thousands):

                                                                                                                 Total
                                                         Shares       Value of  Total Net                   Net Assets     Acquired
                                                      Issued by  Shares Issued  Assets of       Total Net of Acquiring      Fund(s)
                                                      Acquiring   by Acquiring   Acquired       Assets of   Fund After   Unrealized
Acquiring Fund     Acquired Fund(s)            Date        Fund           Fund    Fund(s)  Acquiring Fund  Acquisition Appreciation
------------------------------------------------------------------------------------------------------------------------------------

PIMCO              PIMCO Advisors
Total Return Fund  Total Return Income Fund
                   and PIMCO Advisors
                   U.S. Government Fund      01/17/97    47,783   $ 499,338   $  499,338   $  12,445,156   $12,944,494    $  5,236

PIMCO              PIMCO Advisors
Low Duration Fund  Short-Intermediate Fund   01/17/97    11,967     120,271      120,271       2,829,201     2,949,472         448

PIMCO              PIMCO Advisors
High Yield Fund    High Income Fund          01/17/97    25,309     283,718      283,718         791,932     1,075,650      12,610

PIMCO              PIMCO Advisors
Money Market Fund  Money Market Fund         01/17/97    69,202      69,202       69,202          25,027        94,229           0


9. Federal Income Tax Matters

As of March 31, 1997, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the Total Return, Total Return II, Total Return III, Low Duration II, Low Duration III and Long-Term U.S. Government Funds realized capital losses during the fiscal year ended March 31, 1997 for which the Fund elected to defer them to the following fiscal year pursuant to income tax regulations. The amounts are $96,365,587, $1,431,460, $2,784,755, $377,408,
$29,606 and $1,931,570, respectively.

     Each Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

                              Capital Loss Carryforwards (amounts in thousands)
                              -------------------------------------------------
                                  Realized Losses           Acquired Losses                  Expiration
-------------------------------------------------------------------------------------------------------
Total Return Fund                 $         8,241           $             -                    03/31/05
                                                -                       988                    03/31/04
                                                -                     8,501                    03/31/02
                                                -                    17,277                    03/31/01
Total Return Fund II                        2,977                         -                    03/31/05
Low Duration Fund                           2,898                         -                    03/31/03
                                                -                     1,170                    03/31/02
                                                -                     3,550                    03/31/01
                                                -                       738                    03/31/99
Low Duration Fund II                          344                         -                    03/31/05
                                              469                         -                    03/31/03
High Yield Fund                                 -                    50,541                    03/31/02
                                                -                     5,495                    03/31/01
                                                -                    28,820                    03/31/98

106  PIMCO Funds

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




















                     [This Page Intentionally Left Blank]

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $108 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $130 billion. Widely recognized for providing consistent performance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."





Trustees and Officers

 Brent R. Harris Chairman and Trustee
 Guilford C. Babcock Trustee
 Vern O. Curtis Trustee
 Thomas P. Kemp Trustee
 William J. Popejoy Trustee
 R. Wesley Burns President
 Garlin G. Flynn Secretary
 John P. Hardaway Treasurer

Investment Advisor and Administrator

 Pacific Investment Management Company
 840 Newport Center Drive, Suite 360
 Newport Beach, California 92660

Transfer Agent and Custodian

 Investors Fiduciary Trust Company
 801 Pennsylvania
 Kansas City, Missouri 64105

Counsel

 Dechert Price & Rhoads
 1500 K Street N.W.
 Washington, D.C. 20005

Independent Accountants

 Price Waterhouse LLP
 1055 Broadway
 Kansas City, Missouri 64105

P I M C O

840 Newport Center Drive, Suite 360
Newport Beach, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

PIMCO Funds Distribution Company
2187 Atlantic Street Stamford, CT 06902